UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-07912

                            Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.

                              King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally

PFPC Inc.

760 Moore Rd.

                              King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.

Semi-Annual Report

April 30, 2008

BESSEMER INVESTMENT MANAGEMENT LLC

INVESTMENT ADVISER

Old Westbury Funds, Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

OLD WESTBURY FUNDS, INC.

DISCLOSURE OF FUND EXPENSES

For the Period Ended April 30, 2008 (Unaudited)

As a shareholder of the Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 through April 30, 2008.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expense Paid During Period* 11/1/07-4/30/08	Expense Ratio During Period 11/1/07-4/30/08**
Large Cap Equity Fund	$1,000.00	$934.10	$4.81	1.00%
Mid Cap Equity Fund	1,000.00	872.60	4.70	1.01%
International Fund	1,000.00	876.70	5.18	1.11%
Global Small Cap Fund	1,000.00	871.50	5.17	1.11%
Global Opportunities Fund***	1,000.00	972.33	5.60	1.35%
Real Return Fund****	1,000.00	1,059.80	7.02	1.37%
Fixed Income Fund	1,000.00	1,060.60	3.59	0.70%
Municipal Bond Fund	1,000.00	1,023.00	3.52	0.70%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.
***	The values and ratio for the Global Opportunities Fund are for the period November 28, 2007 (commencement of operations) to April 30, 2008.
****	When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense. The interest income is included in investment income on the Statement of Operations, and the interest expense is included in the Fund’s overall expense ratio. The Fund’s overall expense ratio, excluding such interest expense, would be 1.09%.

OLD WESTBURY FUNDS, INC.
DISCLOSURE OF FUND EXPENSES – (Continued)

For the Period Ended April 30, 2008 (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expense Paid During Period* 11/1/07-4/30/08	Expense Ratio During Period 11/1/07-4/30/08**
Large Cap Equity Fund	$1,000.00	$1,019.89	$5.02	1.00%
Mid Cap Equity Fund	1,000.00	1,019.84	5.07	1.01%
International Fund	1,000.00	1,019.34	5.57	1.11%
Global Small Cap Fund	1,000.00	1,019.34	4.72	1.11%
Global Opportunities Fund***	1,000.00	1,015.36	5.72	1.35%
Real Return Fund****	1,000.00	1,018.05	6.87	1.37%
Fixed Income Fund	1,000.00	1,021.38	3.52	0.70%
Municipal Bond Fund	1,000.00	1,021.38	3.52	0.70%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.
***	The values and ratios for the Global Opportunities Fund are for the period November 28, 2007 (commencement of operations) to April 30, 2008.
****	When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense. The interest income is included in investment income on the Statement of Operations, and the interest expense is included in the Fund’s overall expense ratio. The Fund’s overall expense ratio, excluding such interest expense, would be 1.09%.

OLD WESTBURY FUNDS, INC.
LARGE CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS	April 30, 2008
(Unaudited)

Shares		Value
COMMON STOCKS — 95.7%
Banks — 5.6%
387,000	Freddie Mac	$9,640,170
810,500	Hudson City Bancorp, Inc.	15,504,865

		25,145,035

Consumer Discretionary — 10.7%
350,600	Bed Bath & Beyond, Inc. (b)	11,394,500
671,300	Mattel, Inc.	12,586,875
198,500	Nordstrom, Inc.	6,999,110
360,900	Staples, Inc.	7,831,530
299,400	Walt Disney Co. (The)	9,709,542

		48,521,557

Consumer Staples — 13.4%
292,600	Anheuser-Busch Cos., Inc.	14,395,920
214,950	PepsiCo, Inc.	14,730,524
154,100	Procter & Gamble Co.	10,332,405
368,300	Wal-Mart Stores, Inc.	21,354,034

		60,812,883

Diversified Financials — 7.2%
313,700	American Express Co.	15,063,874
399,800	Bank of New York Mellon Corp. (The)	17,403,294

		32,467,168

Energy — 7.8%
252,000	Cameron International Corp.(b)	12,405,960
82,400	Exxon Mobil Corp.	7,668,968
189,400	Weatherford International Ltd.(b)	15,278,898

		35,353,826

Health Care — 18.2%
238,200	Celgene Corp.(b)	14,801,748
285,000	Hospira, Inc.(b)	11,727,750
167,900	Johnson & Johnson	11,264,411
318,200	Merck & Co., Inc.	12,104,328
773,900	Pfizer, Inc.	15,563,129
289,500	Thermo Fisher Scientific, Inc.(b)	16,753,365

		82,214,731

Industrials — 9.3%
121,800	FedEx Corp.	11,676,966
118,700	McDermott International, Inc.(b)	6,359,946
346,400	RR Donnelley & Sons Co.	10,613,696
1,005,100	Southwest Airlines Co.	13,307,524

		41,958,132

Information Technology — 12.6%
668,500	Cisco Systems, Inc.(b)	17,140,340
591,200	Corning, Inc.	15,790,952
67,100	Research In Motion Ltd.(b)	8,161,373
538,900	Texas Instruments, Inc.	15,714,324

		56,806,989

Insurance — 4.0%
239,200	Prudential Financial, Inc.	18,109,832

Materials — 4.3%
126,600	Allegheny Technologies, Inc.	8,713,877
94,400	Monsanto Co.	10,763,488

		19,477,365

Utilities — 2.6%
294,700	PG&E Corp.	11,788,000

Total Common Stocks
(Cost $392,777,992)		432,655,518

INVESTMENT COMPANY — 1.2%
5,467,592	SEI Daily Income Trust Government II Fund, Class A	5,467,592

Total Investment Company
(Cost $5,467,592)		5,467,592

Principal Amount
U.S. GOVERNMENT AGENCIES — 2.9%
Federal Home Loan Bank — 2.9%
$4,100,000	2.05%, 05/05/08(c)	4,099,066
8,000,000	2.02%, 05/07/08(c)	7,997,313
900,000	2.05%, 05/14/08(c)	899,334

Total U.S. Government Agencies
(Cost $12,995,713)		12,995,713

TOTAL INVESTMENTS — 99.8%
(Cost $411,241,297)(a)		451,118,823
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		848,575

NET ASSETS — 100.0%		$451,967,398

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$59,725,084
Unrealized depreciation	(19,847,558)

Net unrealized appreciation	$39,877,526

(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.

OLD WESTBURY FUNDS, INC. LARGE CAP EQUITY FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	5.6%
Consumer Discretionary	10.7%
Consumer Staples	13.4%
Diversified Financials	7.2%
Energy	7.8%
Health Care	18.2%
Industrials	9.3%
Information Technology	12.6%
Insurance	4.0%
Materials	4.3%
Utilities	2.6%
Other*	4.3%

*	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
MID CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS	April 30, 2008
(Unaudited)

Shares		Value
COMMON STOCKS — 90.1%
Banks — 1.3%
206,500	Bank of Hawaii Corp.	$11,322,395

Consumer Discretionary — 17.0%
820,500	Advance Auto Parts, Inc.	28,454,940
883,500	AnnTaylor Stores Corp.(b)	22,352,550
1,198,300	Brinker International, Inc.	27,189,427
1,317,900	Carter’s, Inc.(b)	18,635,106
1,170,500	Dollar Tree, Inc.(b)	36,987,800
356,400	Lamar Advertising Co. - Class A(b)	14,092,056

		147,711,879

Consumer Staples — 3.3%
768,800	McCormick & Co., Inc.	29,052,952

Diversified Financials — 4.1%
343,100	Federated Investors, Inc. - Class B	11,486,988
1,033,100	SEI Investments Co.	24,040,237

		35,527,225

Energy — 12.2%
179,800	Arch Coal, Inc.	10,313,328
813,100	Dresser-Rand Group, Inc.(b)	29,735,067
346,400	Dril-Quip, Inc.(b)	19,800,224
440,600	Unit Corp.(b)	27,982,506
237,500	Whiting Petroleum Corp.(b)	18,173,500

		106,004,625

Health Care — 11.2%
485,000	Applera Corp. - Applied Biosystems Group	15,476,350
488,800	Charles River Laboratories International, Inc.(b)	28,374,840
540,100	Henry Schein, Inc.(b)	29,905,337
725,000	VCA Antech, Inc.(b)	23,468,250

		97,224,777

Industrials — 13.7%
358,000	AGCO Corp.(b)	21,526,540
313,300	Dun & Bradstreet Corp.	26,411,190
77,500	Flowserve Corp.	9,616,975
311,000	IDEX Corp.	11,410,590
767,500	J.B. Hunt Transport Services, Inc.	26,071,975
907,000	Quanta Services, Inc.(b)	24,071,780

		119,109,050

Information Technology — 11.6%
827,700	Atheros Communications, Inc.(b)	22,033,374
600,700	Citrix Systems, Inc.(b)	19,672,925
784,300	Global Payments, Inc.	34,713,118
1,180,500	Red Hat, Inc.(b)	24,282,885

		100,702,302

Insurance — 3.3%
683,500	Protective Life Corp.	29,130,770

Materials — 7.1%
300,500	Carpenter Technology Corp.	15,409,640
424,000	Cytec Industries, Inc.	25,020,240
348,500	FMC Corp.	21,878,830

		62,308,710

Utilities — 5.3%
813,300	DPL, Inc.	22,634,139
492,600	Wisconsin Energy Corp.	23,378,796

		46,012,935

Total Common Stocks
(Cost $713,634,485)		784,107,620

EXCHANGE TRADED FUNDS — 4.9%
Financials — 4.9%
280,000	Midcap SPDR Trust Series 1	42,632,800

Total Exchange Traded Funds
(Cost $41,565,208)		42,632,800

INVESTMENT COMPANY — 0.9%
7,752,038	Federated Treasury Obligations Fund	7,752,038

Total Investment Company
(Cost $7,752,038)		7,752,038

Principal Amount
U.S. GOVERNMENT AGENCIES — 4.5%
Federal Home Loan Bank — 4.5%
$10,400,000	1.95%, 05/05/08(c)	10,397,631
8,350,000	2.03%, 05/05/08(c)	8,348,112
2,480,000	2.00%, 05/09/08(c)	2,478,854
3,650,000	2.05%, 05/14/08(c)	3,647,298
6,000,000	2.01%, 05/16/08(c)	5,994,975
1,355,000	2.05%, 05/21/08(c)	1,353,458
7,200,000	2.01%, 05/23/08(c)	7,191,156

Total U.S. Government Agencies
(Cost $39,411,484)		39,411,484

TOTAL INVESTMENTS — 100.4%
(Cost $802,363,215)(a)		873,903,942
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(3,716,655)

NET ASSETS — 100.0%		$870,187,287

OLD WESTBURY FUNDS, INC. MID CAP EQUITY FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$90,112,940
Unrealized depreciation	(18,572,213)

Net unrealized appreciation	$71,540,727

(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	1.3%
Consumer Discretionary	17.0%
Consumer Staples	3.3%
Diversified Financials	4.1%
Energy	12.2%
Health Care	11.2%
Industrials	13.7%
Information Technology	11.6%
Insurance	3.3%
Materials	7.1%
Utilities	5.3%
Other*	9.9%

*	Includes cash and equivalents, investment companies, exchange traded funds, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS	April 30, 2008
(Unaudited)

Shares		Value
COMMON STOCKS — 88.3%
AUSTRALIA — 0.9%
2,764,796	Amcor Ltd.	$17,578,205

CHINA — 2.1%
20,386,150	Huaneng Power International, Inc. - Class H	17,127,793
89,208,630	Semiconductor Manufacturing International Corp.(b)	6,757,163
53,145,046	Sinotrans Ltd. - Class H	17,958,403

		41,843,359

FINLAND — 3.6%
1,142,074	Nokia Oyj	34,335,602
252,715	Outotec Oyj	15,742,333
1,666,263	Stora Enso Oyj - Class R	20,475,520

		70,553,455

FRANCE — 3.3%
620,140	Air France-KLM	19,170,143
185,473	Electricite de France	19,385,991
814,217	France Telecom SA	25,477,603

		64,033,737

GERMANY — 6.2%
123,755	Bauer AG	9,806,669
746,018	Commerzbank AG	26,788,056
1,481,943	Deutsche Telekom AG	26,510,572
543,507	Fresenius Medical Care AG & Co.	28,760,531
240,420	Siemens AG	28,130,583

		119,996,411

HONG KONG — 3.6%
9	Citic Pacific Ltd.	42
7,160,243	Hutchison Whampoa Ltd.	69,972,405

		69,972,447

IRELAND — 1.1%
563,382	CRH Plc	21,435,503

ITALY — 5.4%
785,792	ENI SpA	30,244,006
767,411	Fiat SpA	17,059,223
3,262,437	Intesa Sanpaolo SpA	24,252,582
9,702,057	Parmalat SpA	33,027,583

		104,583,394

JAPAN — 27.6%
700,569	Aeon Co. Ltd.	10,270,243
1,087,052	Bridgestone Corp.	20,006,862
4,577,914	Chuo Mitsui Trust Holdings, Inc.	32,576,532
447,048	H.I.S. Co. Ltd.	6,951,041
12,885,081	Haseko Corp.	18,706,628
136,707	Hogy Medical Co. Ltd.	7,248,379
649,246	Honda Motor Co. Ltd.	20,721,609
3,977,019	Mitsubishi UFJ Financial Group, Inc.	43,822,698
2,922	Mizuho Financial Group, Inc.	15,206,524
188,353	Nidec Corp.	14,230,851
3,512,113	Nippon Express Co. Ltd.	19,453,112
6,565	Nippon Telegraph & Telephone Corp.	28,273,702
1,156,411	Nomura Holdings, Inc.	20,192,966
6,993	NTT Data Corp.	28,804,133
18,038	NTT Urban Development Corp.	27,986,140
288,038	Rohm Co. Ltd.	20,218,134
336,257	Sanyo Denki Co. Ltd.	1,547,942
1,203,829	Seven & I Holdings Co. Ltd.	36,038,384
554,736	Shimachu Co. Ltd.	15,265,513
5,505,217	Shimizu Corp.	26,034,152
1,646,695	Sumitomo Corp.	22,169,948
427,689	Takeda Pharmaceutical Co. Ltd.	22,612,347
1,217,578	THK Co. Ltd.	27,077,571
2,291,760	Toshiba Corp.	19,025,640
653,200	Toyota Motor Corp.	33,288,274

		537,729,325

NETHERLANDS — 5.0%
1,427,602	Aegon NV	22,752,621
417,052	Heineken NV	24,169,526
1,067,647	Koninklijke KPN NV	19,491,623
789,108	SBM Offshore NV	30,077,424

		96,491,194

SWEDEN — 0.9%
658,830	Swedbank AB - Class A	16,572,048

SWITZERLAND — 9.7%
489,163	ABB Ltd.	14,927,006
32,783	Banque Cantonale Vaudoise	12,947,424
2,053,780	Clariant AG(b)	22,385,962
350,284	Credit Suisse Group	19,506,236
183,393	Roche Holding AG	30,347,175
36,341	Swatch Group AG(c)	9,703,707
175,398	Swatch Group AG(c)	8,953,400
83,647	Syngenta AG	24,860,310
154,880	Synthes, Inc.	21,191,213
81,492	Zurich Financial Services AG	24,697,780

		189,520,213

UNITED KINGDOM — 18.9%
3,042,800	Amlin Plc	16,562,307
782,056	Atkins (WS) Plc	16,370,533
3,834,910	BP Plc	46,470,390
3,006,391	BT Group Plc	13,234,108
4,954,092	Cable & Wireless Plc	14,617,739
531,906	Charter Plc	9,436,780
991,326	CSR Plc(b)	7,749,287
1,423,033	Firstgroup Plc	15,952,883
840,223	G4S Plc	3,791,443
777,194	GlaxoSmithKline Plc	17,192,446
4,608,739	HSBC Infrastructure Co. Ltd.	11,392,541
1,295,860	Laird Group Plc	12,780,258
1,524,929	National Grid Plc	21,245,952

OLD WESTBURY FUNDS, INC. INTERNATIONAL FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
1,164,925	Pearson Plc	$15,144,352
1,448,163	Prudential Plc	19,670,524
6,917,851	Royal & Sun Alliance Insurance Group Plc	18,376,342
828,634	Shire Plc	15,222,452
1,353,240	Southern Cross Healthcare Ltd.	9,071,415
616,419	Standard Chartered Plc	21,779,973
3,297,468	Thomas Cook Group Plc	16,867,239
11,411,434	Vodafone Group Plc	36,113,363
1,645,412	William Morrison Supermarkets Plc	9,312,251

		368,354,578

Total Common Stocks
(Cost $1,575,048,988)		1,718,663,869

EXCHANGE TRADED FUNDS — 3.0%
4,432,449	iShares MSCI Japan Index Fund	58,862,923

Total Exchange Traded Funds
(Cost $58,601,945)		58,862,923

INVESTMENT COMPANY — 5.1%
98,965,883	Federated Treasury Obligations Fund	98,965,883

Total Investment Company
(Cost $98,965,883)		98,965,883

TOTAL INVESTMENTS — 96.4%
(Cost $1,732,616,816)(a)		1,876,492,675
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.6%		69,711,762

NET ASSETS — 100.0%		$1,946,204,437

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$235,947,560
Unrealized depreciation	(92,071,700)

Net unrealized appreciation	$143,875,860

(b)	Non-income producing security.
(c)	Securities incorporated in the same country but traded on different exchanges.

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	11.0%
Consumer Discretionary	10.5%
Consumer Staples	4.1%
Diversified Financials	1.6%
Energy	5.5%
Health Care	7.3%
Industrials	15.9%
Information Technology	8.9%
Insurance	5.2%
Materials	6.5%
Real Estate	1.4%
Telecommunication Services	7.4%
Utilities	3.0%
Other*	11.7%

*	Includes cash and equivalents, investment companies, exchange traded funds, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
CONDENSED PORTFOLIO OF INVESTMENTS	April 30, 2008
(Unaudited)

Shares		Percentage of Net Assets (%)	Value
COMMON STOCKS — 70.9%
AUSTRALIA — 1.9%
7,462,441	Other Securities	1.9	$20,022,672

AUSTRIA — 0.3%
56,243	Other Securities	0.3	2,764,340

BELGIUM — 0.4%
65,879	Other Securities	0.4	4,143,564

BERMUDA — 0.1%
117,147	Other Securities	0.1	754,029

BRAZIL — 1.0%
974,602	Other Securities	1.0	9,879,844

CANADA — 2.5%
2,789,830	Other Securities	2.5	26,526,058

CHILE — 0.2%
59,969,091	Other Securities	0.2	1,836,801

CHINA — 0.2%
6,669,300	Other Securities	0.2	2,047,903

DENMARK — 0.2%
53,310	Other Securities	0.2	2,139,097

FINLAND — 0.5%
291,178	Other Securities	0.5	5,440,742

FRANCE — 1.4%
379,682	Other Securities	1.4	14,150,145

GERMANY — 1.3%
377,098	Other Securities	1.3	13,014,922

GREECE — 0.4%
450,564	Other Securities	0.4	4,087,949

HONG KONG — 0.9%
37,184,544	Other Securities	0.9	9,833,970

HUNGARY — 0.0%
16,935	Other Securities	0.0	180,219

INDONESIA — 0.2%
21,259,850	Other Securities	0.2	2,033,318

IRELAND — 0.4%
606,294	Other Securities	0.4	3,700,728

ISRAEL — 0.2%
274,452	Other Securities	0.2	2,198,826

ITALY — 0.8%
1,709,541	Other Securities	0.8	8,110,405

JAPAN — 4.9%
9,344,689	Other Securities	4.9	50,833,713

LUXEMBOURG — 0.0%
2,404	Other Securities	0.0	38,861

MACAU — 0.0%
15,600	Other Securities	0.0	27,924

MALAYSIA — 0.5%
6,188,080	Other Securities	0.5	4,765,033

MEXICO — 0.7%
2,874,182	Other Securities	0.7	7,358,299

MONACO — 0.0%
56	Other Securities	0.0	49,834

NETHERLANDS — 0.6%
262,024	Other Securities	0.6	6,668,661

NEW ZEALAND — 0.1%
383,662	Other Securities	0.1	1,093,402

NORWAY — 0.3%
376,238	Other Securities	0.3	3,292,362

PHILIPPINES — 0.1%
6,258,086	Other Securities	0.1	960,199

POLAND — 0.4%
843,458	Other Securities	0.4	3,880,229

PORTUGAL — 0.1%
196,047	Other Securities	0.1	1,118,512

SINGAPORE — 0.3%
2,917,446	Other Securities	0.3	2,911,193

SOUTH AFRICA — 0.6%
2,267,682	Other Securities	0.6	6,061,145

SOUTH KOREA — 0.6%
278,637	Other Securities	0.6	6,756,273

SPAIN — 0.5%
494,660	Other Securities	0.5	5,137,525

SWEDEN — 0.4%
478,879	Other Securities	0.4	4,434,178

SWITZERLAND — 0.9%
106,230	Other Securities	0.9	9,533,865

TAIWAN — 0.7%
9,987,126	Other Securities	0.7	7,388,651

THAILAND — 0.2%
10,008,824	Other Securities	0.2	1,970,482

TURKEY — 0.2%
886,859	Other Securities	0.2	2,290,492

UNITED KINGDOM — 4.6%
10,921,342	Other Securities	4.6	48,322,411

UNITED STATES — 41.3%
255,000	ABM Industries, Inc.	0.5	5,339,700
309,531	American Medical Systems Holdings, Inc.(b)	0.4	4,364,387
105,900	Aptargroup, Inc.	0.4	4,675,485
88,443	Arthrocare Corp.(b)	0.4	3,985,242
35,000	Bio-Rad Laboratories, Inc. - Class A(b)	0.3	2,917,250
76,900	Blackboard, Inc.(b)	0.3	2,656,126
79,286	Brady Corp. - Class A	0.3	2,691,760
116,200	Bright Horizons Family Solutions, Inc.(b)	0.5	5,509,042
106,100	Clarcor, Inc.	0.4	4,451,956

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND CONDENSED PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Percentage of Net Assets (%)	Value
UNITED STATES (continued)
58,300	Comstock Resources, Inc.(b)	0.3	$2,652,067
75,000	Cooper Cos., Inc. (The)	0.2	2,625,000
375,400	Del Monte Foods Co.	0.3	3,386,108
182,500	Euronet Worldwide, Inc.(b)	0.3	3,226,600
48,400	Factset Research Systems, Inc.	0.3	2,905,452
200,000	Gentex Corp.	0.4	3,736,000
127,288	Hain Celestial Group, Inc.(b)	0.3	3,141,468
190,000	Healthcare Realty Trust, Inc. REIT	0.5	5,382,700
75,400	Healthways, Inc.(b)	0.3	2,754,362
100,000	IDEX Corp.	0.4	3,669,000
79,959	Integra LifeScience Holdings Corp.(b)	0.3	3,387,863
125,000	Jack Henry & Associates, Inc.	0.3	3,285,000
65,000	Kaydon Corp.	0.3	3,404,050
89,600	Lancaster Colony Corp.	0.3	3,421,824
50,000	Landstar System, Inc.	0.2	2,598,000
61,793	Matthews International Corp. - Class A	0.3	3,055,046
115,000	Metavante Technologies, Inc.(b)	0.3	2,710,550
100,000	National Instruments Corp.	0.3	2,942,000
68,324	Navigators Group, Inc.(b)	0.3	3,347,876
68,850	NuVasive, Inc.(b)	0.2	2,626,628
49,600	Panera Bread Co. - Class A(b)	0.2	2,592,096
100,000	Philadelphia Consolidated Holding Co.(b)	0.4	3,688,000
71,100	RBC Bearings, Inc.(b)	0.3	2,841,867
213,280	Schawk, Inc.	0.3	3,418,878
156,300	Sensient Technologies Corp.	0.4	4,653,051
590,100	Stewart Enterprises, Inc. - Class A	0.4	4,030,383
191,300	Tetra Technologies, Inc.(b)	0.3	3,110,538
150,000	UTi Worldwide, Inc.	0.3	3,297,000
187,300	Waste Connections, Inc.(b)	0.6	6,006,711
125,600	WD-40 Co.	0.4	3,908,672
105,200	West Pharmaceutical Services, Inc.	0.5	4,934,932
36,900	Whiting Petroleum Corp.(b)	0.3	2,823,588
111,900	Wright Express Corp.(b)	0.4	3,692,700
17,351,693	Other Securities	26.9	280,419,424

			430,266,382

Total Common Stocks (Cost $659,224,034)			738,025,158

EXCHANGE TRADED FUNDS — 3.6%
742,500	iShares MSCI Japan Index Fund	1.0	9,860,400
1,317,400	iShares MSCI Singapore Index Fund	1.7	17,929,814
122,700	iShares MSCI South Korea Index Fund	0.7	7,376,724
24,000	iShares MSCI Brazil Index Fund	0.2	2,162,160

Total Exchange Traded Funds (Cost $25,635,255)			37,329,098

RIGHTS/WARRANTS — 0.0%
15,164,297	Other Rights/Warrants	0.0	149,330

Total Rights/Warrants
(Cost $42,452)			149,330

Principal Amount
U.S. GOVERNMENT AGENCIES — 23.2%
Federal Home Loan Bank — 23.2%
$42,000,000	1.95%, 05/01/2008(c)	4.0	42,000,000
133,000,000	2.03%, 05/12/2008(c)	12.8	132,917,793
44,625,000	2.04%, 05/09/2008(c)	4.3	44,604,763
22,000,000	2.07%, 05/23/2008(c)	2.1	21,972,561

Total U.S. Government Agencies (Cost $241,495,117)			241,495,117

Shares
CASH SWEEP — 1.6%
16,471,577	Citibank Dollars on Deposit in Custody Account	1.6	16,471,577

Total Cash Sweep (Cost $16,471,577)			16,471,577

TOTAL INVESTMENTS — 99.3%
(Cost $942,868,435)(a)			1,033,470,280
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%			7,461,407

NET ASSETS — 100.0%			$1,040,931,687

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$159,831,216
Unrealized depreciation	(69,414,741)

Net unrealized appreciation	$90,416,475

(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.

REIT—Real Estate Investment Trust

This Summary Portfolio of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Portfolio of Investments is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov.

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND CONDENSED PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	3.8%
Consumer Discretionary	9.6%
Consumer Staples	4.7%
Diversified Financials	1.6%
Energy	6.0%
Health Care	8.3%
Industrials	16.3%
Information Technology	8.7%
Insurance	2.4%
Materials	5.5%
Real Estate	2.3%
Savings & Loans	0.0%
Telecommunication Services	0.7%
Utilities	1.0%
Other*	29.1%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS	April 30, 2008
(Unaudited)

Shares		Value
COMMON STOCKS — 59.6%
AUSTRALIA — 0.6%
138,379	BHP Billiton Ltd.	$5,578,303
30,928	Rio Tinto Ltd.	3,991,048
203,053	Salmat Ltd.	599,336

		10,168,687

AUSTRIA — 0.2%
24,530	A-TEC Industries AG	2,034,160
21,824	austriamicrosystems AG	829,403
18,088	POLYTEC Holding AG	281,802

		3,145,365

BELGIUM — 0.1%
23,500	Mobistar SA	2,090,933

BERMUDA — 0.5%
75,900	Central European Media Enterprises Ltd. - Class A(b)	8,046,918

BRAZIL — 2.8%
106,500	B2W Companhia Global Do Varejo	3,530,351
438,900	Banco Itau Holding Financeira SA - ADR	12,311,145
560,700	Bovespa Holding SA	8,399,368
213,000	Cia Vale do Rio Doce - ADR	6,781,920
221,000	Gol Linhas Aereas Inteligentes SA - ADR	3,591,250
63,900	Petroleo Brasileiro SA - ADR	6,460,290
166,200	Tam SA	3,922,320

		44,996,644

CANADA — 0.6%
70,560	Bonavista Energy Trust	2,166,334
300,830	Frontera Copper Corp.(b)	1,454,714
56,000	ING Canada, Inc.	2,174,163
110,840	Keyera Facilities Income Fund	2,305,727
24,200	Linamar Corp.	336,411
48,500	Manitoba Telecom Services, Inc.	1,921,507

		10,358,856

CHINA — 1.2%
1,929,000	China New Town Development Co. Ltd.(b)	354,667
1,596,000	China Shenhua Energy Co. Ltd. - H Shares	7,325,974
10,901,000	Industrial & Commercial Bank of China - H Shares	8,607,526
3,468,000	Zhejiang Expressway Co. Ltd. - H Shares	3,646,403

		19,934,570

DENMARK — 0.2%
18,240	Schouw & Co.	670,678
118,380	TK Development(b)	1,728,870

		2,399,548

EGYPT — 0.9%
308,600	Egyptian Financial Group-Hermes Holding SAE(b)	3,171,918
143,700	Orascom Telecom Holding SAE - GDR	10,748,760

		13,920,678

FINLAND — 0.3%
45,650	Outokumpu Oyj	2,158,403
158,000	Stora Enso Oyj - Class R	1,941,550

		4,099,953

FRANCE — 2.6%
86,062	Accor SA	7,091,016
2,553,824	Alcatel-Lucent	17,093,239
77,447	Groupe Danone	6,817,821
7,732	Kaufman & Broad SA	359,417
61,000	Pernod-Ricard SA	6,975,655
3,045	Total Gabon	2,101,561
29,000	Vinci SA	2,127,421

		42,566,130

GERMANY — 0.9%
16,100	Axel Springer AG	1,771,464
49,300	E.ON AG	10,000,284
10,540	Salzgitter AG	2,143,443

		13,915,191

GREECE — 0.1%
100,000	Motor Oil (Hellas) Corinth Refineries SA	2,303,779

HONG KONG — 1.4%
157,694,000	Century City International	2,582,524
2,556,000	GOME Electrical Appliances Holdings Ltd.	5,807,808
3,919,000	Hutchison Telecommunications International Ltd.	5,480,624
2,596,600	Luk Fook Holdings International Ltd.	1,597,642
5,297,610	Minmetals Resources Ltd.	2,053,186
9,100,000	Pacific Andes Holdings Ltd.	3,275,169
20,425,000	Shenzhen International Holdings Ltd.	2,149,131

		22,946,084

HUNGARY — 0.1%
15,020	MOL Hungarian Oil and Gas Nyrt	2,140,987

ICELAND — 0.0%
6,459,400	FL Group HF(b)	553,263

INDIA — 0.1%
103,670	Sterlite Industries India Ltd. - ADR(b)	2,155,299

IRELAND — 0.4%
332,982	Anglo Irish Bank Corp. Plc	4,637,485

OLD WESTBURY FUNDS, INC. GLOBAL OPPORTUNITIES FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
IRELAND (continued)
34,895	FBD Holdings Plc	$1,390,036

		6,027,521

ITALY — 0.2%
178,367	De’Longhi SpA	828,276
58,250	Eni SpA	2,241,959

		3,070,235

JAPAN — 3.3%
201,400	Aeon Mall Co. Ltd.	6,322,517
58,000	Elpida Memory, Inc.(b)	2,123,011
110,000	Fuji Machine Manufacturing Co. Ltd.	2,190,155
480	Fukuoka REIT Corp.	2,883,465
935	Japan Prime Realty Investment Corp.	2,954,358
264	Japan Real Estate Investment Corp.	3,129,480
293,000	Nikon Corp.	8,466,232
254	Nippon Building Fund, Inc.	3,334,029
800	Nippon Commercial Investment Corp.	3,208,066
21,200	ORIX Corp.	3,835,249
316,000	Shinwa Kaiun Kaisha Ltd.	2,086,425
80,000	Tokyu Community Corp.	1,748,364
136,100	Toyota Motor Corp.	6,935,906
500	United Urban Investment Corp.	3,083,021
33,700	Yaoko Co. Ltd.	953,418

		53,253,696

MALAYSIA — 0.4%
270,000	DIGI.com Berhad	2,077,228
1,576,120	Petronas Dagangan Berhad	4,119,427

		6,196,655

MEXICO — 2.3%
459,800	America Movil SAB de CV - ADR, Series L	26,650,008
1,929,700	Grupo Financiero Banorte SAB de CV - Class O	8,348,925
435,360	Grupo Simec SAB de CV - Series B(b)	1,770,703

		36,769,636

NETHERLANDS — 0.9%
48,000	ASML Holding NV	1,360,199
453,733	Pan European Hotel Acquisition Co. NV(b)	4,949,783
60,713	Telegraaf Media Groep NV	2,138,028
113,342	TomTom NV(b)	3,916,054
21,240	VastNed Retail NV	2,156,402

		14,520,466

NORWAY — 0.1%
149,550	DOF Subsea ASA(b)	883,822
20,000	Ekornes ASA	361,241

		1,245,063

OMAN — 0.2%
173,222	Bank Muscat SAOG - GDR	3,594,356

PERU — 0.1%
600,000	Volcan Compania Minera SA - Class B	1,402,213

PHILIPPINES — 0.1%
53,000	Globe Telecom, Inc.	1,702,540

PORTUGAL — 0.0%
94,252	SAG GEST-Solucoes Automovel Globais SGPS SA	351,736

RUSSIA — 0.8%
235,788	Gazprom OAO - ADR	12,543,922

SOUTH AFRICA — 0.3%
333,790	Sappi Ltd	4,508,629

SOUTH KOREA — 0.2%
22,680	Dongwon Industries Co. Ltd.	2,578,686
22,320	Samho International Co. Ltd.	347,143

		2,925,829

SPAIN — 1.7%
1,853	Construcciones y Auxiliar de Ferrocarriles SA	810,857
830,952	Iberdrola Renovables(b)	6,033,332
736,900	Telefonica SA	21,174,782

		28,018,971

SWEDEN — 0.6%
251,000	Atlas Copco AB - Class A	4,006,604
385,980	Boliden AB	4,176,577
220,620	Fabege AB	2,054,862

		10,238,043

SWITZERLAND — 0.8%
36,340	Kardex AG(b)	2,220,067
94,500	UBS AG(b)	3,127,211
11,770	Walter Meier AG - Class A	2,135,560
70,400	Xstrata Plc	5,480,890

		12,963,728

TAIWAN — 1.4%
2,220,000	Advanced Semiconductor Engineering, Inc.	2,280,701
14,555,000	Compal Electronics, Inc.	16,196,023
717,668	Huang Hsiang Construction Co.	2,022,602
2,142,000	Hung Sheng Construction Co. Ltd.	2,282,167

		22,781,493

THAILAND — 0.1%
1,980,000	Thai Airways International Public Co. Ltd.	1,716,389

UNITED KINGDOM — 3.0%
190,550	Care U.K. Plc	1,736,182
50,385	Clarkson Plc	840,536
117,838	CLS Holdings Plc(b)	810,258

OLD WESTBURY FUNDS, INC. GLOBAL OPPORTUNITIES FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
880,420	Collins Stewart Plc	$2,135,667
177,720	Cranswick Plc	2,480,950
20,090	Greggs Plc	1,843,867
1,960,720	KCOM Group Plc	1,871,288
772,000	KKR Private Equity Investors LP	11,502,800
157,820	Meinl European Land Ltd.(b)	2,082,318
196,130	Northgate Plc	2,316,404
408,100	Prudential Plc	5,543,258
970,155	Rolls-Royce Group Plc(b)	8,407,511
70,640,640	Rolls-Royce Group Plc - B Shares(b)	140,455
2,252,300	Vodafone Group Plc	7,127,775

		48,839,269

UNITED STATES — 30.1%
55,430	Alliance Resource Partners LP	2,298,682
123,700	Amazon.com, Inc.(b)	9,726,531
252,600	American Tower Corp. - Class A(b)	10,967,892
204,950	Amkor Technology, Inc.(b)	1,957,272
90,550	AnnTaylor Stores Corp.(b)	2,290,915
116,400	Arch Coal, Inc.	6,676,704
100,200	AT&T, Inc.	3,878,742
103,200	Baker Hughes, Inc.	8,346,816
351,300	Bed Bath & Beyond, Inc.(b)	11,417,250
127,270	Benchmark Electronics, Inc.(b)	2,262,861
600,000	Blackstone Group LP (The)	11,202,000
110,390	Career Education Corp.(b)	2,224,358
94,670	Carnival Corp.	3,802,894
147,760	Cato Corp. (The) - Class A	2,548,860
47,000	Cephalon, Inc.(b)	2,933,270
62,040	Ceradyne, Inc.(b)	2,417,078
105,612	Cincinnati Financial Corp.	3,791,471
289,000	Cisco Systems, Inc.(b)	7,409,960
18,600	Cleveland-Cliffs, Inc.	2,983,440
59,200	Consol Energy, Inc.	4,792,832
50,310	Con-way, Inc.	2,326,838
211,200	Corning, Inc.	5,641,152
164,100	Crown Castle International Corp.(b)	6,375,285
78,070	Cubic Corp.	2,116,478
496,660	Denny’s Corp.(b)	1,564,479
102,562	Dow Chemical Co. (The)	4,117,864
411,400	DR Horton, Inc.	6,372,586
32,090	ENSCO International, Inc.	2,045,096
715,000	Fairpoint Communications, Inc.	6,585,150
600,000	Financial Select Sector SPDR Fund	15,966,000
85,900	Formfactor, Inc.(b)	1,655,293
735,000	Freddie Mac	18,308,850
47,500	Freeport-McMoRan Copper & Gold, Inc.	5,403,125
79,700	Genentech, Inc.(b)	5,435,540
277,500	General Electric Co.	9,074,250
654,233	General Motors Corp.	15,178,206
705,000	GHL Acquisition Corp.(b)	6,845,550
134,900	Gilead Sciences, Inc.(b)	6,982,424
60,500	Goldman Sachs Group, Inc. (The)	11,577,885
47,400	Google, Inc. - Class A(b)	27,221,346
89,250	Great Atlantic & Pacific Tea Co.(b)	2,456,160
58,850	Harleysville Group, Inc.	2,145,082
154,000	Hewlett-Packard Co.	7,137,900
131,420	Hutchinson Technology, Inc.(b)	1,858,279
347,500	Intel Corp.	7,735,350
62,700	International Business Machines Corp.	7,567,890
98,000	Johnson & Johnson	6,574,820
26,130	Jones Lang LaSalle, Inc.	2,027,949
93,470	Jos. A. Bank Clothiers, Inc.(b)	2,281,603
444,100	Juniper Networks, Inc.(b)	12,266,042
58,571	Kimberly-Clark Corp.	3,747,958
124,080	Kraft Foods, Inc. - Class A	3,924,650
60,480	K-Sea Transportation Partners LP	2,222,035
58,220	LandAmerica Financial Group, Inc.	1,670,914
99,300	Lennar Corp. - Class A	1,829,106
139,420	Liberty Media Corp. - Capital, Series A(b)	2,142,885
104,500	Marriott International, Inc. - Class A	3,584,350
204,829	Mattel, Inc.	3,840,544
90,400	Merrill Lynch & Co., Inc.	4,504,632
215,500	Microsoft Corp.	6,146,060
117,900	Monster Worldwide, Inc.(b)	2,868,507
74,900	Murphy Oil Corp.	6,766,466
4,300	NVR, Inc.(b)	2,638,050
100,000	Owens Corning, Inc.(b)	2,111,000
73,400	Peabody Energy Corp.	4,486,942
638,766	Pfizer, Inc.	12,845,584
107,567	Pitney Bowes, Inc.	3,884,244
121,100	Progressive Corp. (The)	2,202,809
49,400	Prudential Financial, Inc.	3,740,074
166,000	Red Hat, Inc.(b)	3,414,620
111,490	RR Donnelley & Sons Co.	3,416,054
601,000	Sapphire Industrials Corp.(b)	5,472,105
56,300	Schlumberger Ltd.	5,660,965
25,050	Schnitzer Steel Industries, Inc. - Class A	2,204,400
89,200	Smith International, Inc.	6,824,692
103,443	Southern Co.	3,851,183
1,022,800	Sprint Nextel Corp.	8,172,172
83,590	SRA International, Inc. - Class A(b)	2,195,909
130,018	SYSCO Corp.	3,974,650
128,000	Target Corp.	6,800,640
225,500	Texas Instruments, Inc.	6,575,580
74,950	Thor Industries, Inc.	2,272,484
125,028	U.S. Bancorp	4,237,199
34,140	Unit Corp.(b)	2,168,231

OLD WESTBURY FUNDS, INC. GLOBAL OPPORTUNITIES FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
161,200	UTi Worldwide, Inc.	$3,543,176
83,300	W.R. Berkley Corp.	2,139,977
55,010	Wabtec Corp.	2,358,829
131,000	Wal-Mart Stores, Inc.	7,595,380
121,861	Waste Management, Inc.	4,399,182
8,000	Weis Markets, Inc.	245,680
110,800	WellPoint, Inc.(b)	5,512,300
27,660	Whiting Petroleum Corp.(b)	2,116,543

		487,083,061

Total Common Stocks
(Cost $930,816,718)		965,496,336

EXCHANGE TRADED FUNDS — 3.4%
UNITED STATES — 3.4%
835,000	iShares MSCI Japan Index Fund	11,088,800
769,000	iShares MSCI Malaysia Index Fund	9,120,340
1,500,000	iShares MSCI Singapore Index Fund	20,415,000
230,000	iShares MSCI South Korea Index Fund	13,827,600

Total Exchange Traded Funds
(Cost $58,170,977)		54,451,740

PREFERRED STOCKS — 0.2%
UNITED STATES — 0.2%
2,500	Bank of America Corp., Series L, Cnv.(b)	2,745,000
13	Merrill Lynch & Co., Inc., Cnv.(b)	1,203,649

Total Preferred Stocks
(Cost $3,835,000)		3,948,649

RIGHTS/WARRANTS — 0.0%
SWITZERLAND — 0.0%
94,500	UBS AG, Rights, Expires 05/09/08(b)	159,605

Total Rights/Warrants
(Cost $165,728)		159,605

Contracts
CALL OPTIONS PURCHASED — 0.4%
UNITED STATES — 0.4%
1,000	Brazil Real, Strike $2.05, Expires 01/25/09	1,327
4,950	Cisco Systems, Inc., Strike $30.00, Expires 01/16/10	1,534,500
5,000	General Motors Corp., Strike $30.00, Expires 01/16/10	1,775,000
3,000	Prudential Financial, Inc., Strike $100.00, Expires 01/16/10	1,065,000
5,000	Texas Instruments, Inc., Strike $35.00, Expires 01/16/10	1,300,000

Total Call Options Purchased
(Cost $7,897,543)		5,675,827

PUT OPTIONS PURCHASED — 1.2%
UNITED STATES — 1.2%
1,000	S&P 500, Strike $1,325.00, Expires 12/18/08	6,390,000
1,000	S&P 500, Strike $1,425.00, Expires 12/18/08	10,440,000
280	West Texas Intermediate, Strike $115.00, Expires 05/20/08	1,237,600
510	West Texas Intermediate, Strike $95.00, Expires 08/20/08	1,173,000

Total Put Options Purchased
(Cost $19,218,106)		19,240,600

Principal Amount
BANK LOANS — 0.5%
UNITED STATES — 0.5%
99,923	Allied Waste North America, Inc.,
	4.38%, 03/28/14	96,267
60,077	Allied Waste North America, Inc.,
	6.10%, 03/28/14	57,879
450,000	Alltel Communications, Inc.,
	5.47%, 06/30/15	413,375
250,000	Alltel Communications, Inc., Term Loan B-3,
	5.47%, 05/18/15	229,653
235,066	ARAMARK Corp.,
	4.59%, 01/26/14	225,076
14,934	ARAMARK Corp.,
	4.88%, 01/26/14	14,299
250,000	Capital Automotive,
	4.46%, 12/15/10	241,328
150,000	Celanese US Holdings LLC
	4.19%, 04/02/14	144,563
594,591	Community Health Systems, Inc.,
	5.34%, 07/25/14	568,920
30,409	Community Health Systems, Inc.,
	6.50%, 07/25/14	29,097
300,000	CSC Holdings, Inc.,
	4.48%, 03/29/13	288,656
166,978	Davita, Inc.,
	4.30%, 10/05/12	159,426
470,000	Education Management LLC,
	4.50%, 06/01/13	428,418
550,000	First Data Corp., Term Loan B-2,
	5.36%, 09/24/14	516,812

OLD WESTBURY FUNDS, INC. GLOBAL OPPORTUNITIES FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Principal Amount			Value
UNITED STATES (continued)
160,000		Fresenius Medical Care Holdings,
		4.07%, 03/31/13	$154,350
270,000		Georgia-Pacific Corp.,
		4.73%, 12/20/12	258,638
686,081		HCA, Inc.,
		4.70%, 11/16/12	646,989
200,000		Jarden Corp.,
		4.45%, 01/24/12	189,611
700,000		Nielsen Finance LLC,
		5.35%, 08/09/13	661,208
100,780		NRG Energy, Inc.,
		2.45%, 02/01/13	96,547
49,220		NRG Energy, Inc.,
		4.20%, 02/01/13	46,821
150,000		Oshkosh Corp.,
		4.76%, 12/03/13	143,417
150,000		Penn National Gaming, Inc.,
		4.58%, 10/03/12	144,646
200,000		Regal Cinemas Corp.,
		4.20%, 10/27/13	189,500
171,900		Rockwood Specialties Group, Inc.,
		4.40%, 07/30/12	162,994
360,000		Sungard Data Systems, Inc.,
		4.88%, 02/28/14	340,241
150,000		TD Ameritrade Holdings Corp.,
		4.21%, 12/31/12	146,116
600,000		Texas Competitive Electric Holdings Co. LLC,
		6.58%, 10/10/14	573,825
600,000		UPC Financing Partnership,
		4.55%, 12/31/14	561,750
90,759		VML US Finance LLC,
		4.95%, 05/25/12	86,345
97,390		VML US Finance LLC,
		4.95%, 05/25/13	95,199
470,461		VML US Finance LLC, Term Loan B,
		4.90%, 05/24/13	447,585
600,000		West Corp.,
		5.28%, 10/24/13	546,917

Total Bank Loans
(Cost $8,850,924)			8,906,468

CORPORATE BONDS — 9.9%
AUSTRIA — 0.7%
11,000,000	(c)	Oesterreichische Kontrollbank AG,
		2.75%, 06/14/11	10,554,469

BERMUDA — 0.3%
200,000		Digicel Group Ltd.,
		8.88%, 01/15/15(d)	171,500
200,000		Intelsat Subsidiary Holding Co. Ltd.,
		8.25%, 01/15/13	201,750
3,400,000		Pacific Andes Holdings Ltd., Cnv.,
		4.00%, 04/18/12	3,264,000
200,000		Petroplus Finance Ltd.,
		6.75%, 05/01/14(d)	188,000
400,000		Weatherford International Ltd.,
		6.00%, 03/15/18	410,758

			4,236,008

CANADA — 0.0%
500,000		Canadian Natural Resources Ltd.,
		5.90%, 02/01/18	508,053
200,000		CanWest MediaWorks, Inc.,
		8.00%, 09/15/12	191,500

			699,553

CHINA — 0.1%
16,500,000	(c)	FU JI Food and Catering Services Holdings Ltd., Cnv.,
		1.60%, 11/09/09(e)	2,288,921

GERMANY — 0.2%
330,000,000	(c)	Kreditanstalt fuer Wiederaufbau,
		0.71%, 08/08/11(f)	3,174,033

HONG KONG — 0.3%
29,480,000	(c)	Shanghai Industrial Investment Treasury Co. Ltd., Cnv.,
		16.89%, 03/16/09(e)	4,773,096

INDIA — 0.2%
1,000,000		ICICI Bank Ltd.,
		6.63%, 10/03/12(d)	995,594
2,300,000		ICICI Bank Ltd.,
		6.38%, 04/30/22(d)(f)	2,042,699

			3,038,293

LUXEMBOURG — 0.7%
4,200,000		Gaz Capital SA,
		8.15%, 04/11/18(d)	4,457,250
800,000		Telecom Italia Capital SA,
		4.95%, 09/30/14	745,320
4,200,000	(c)	Weather Capital Finance SA, Cnv.,
		4.75%, 02/27/13	6,611,870

			11,814,440

MALAYSIA — 0.6%
2,500,000		AMCORP Capital Labuan Ltd., Cnv.,
		1.00%, 02/08/10	2,953,750
9,000,000	(c)	Berjaya Land Berhad, Cnv.,
		8.00%, 08/15/11	3,023,504
3,000,000		Feringghi Capital Ltd., Cnv.,
		10.30%, 12/22/09(e)	3,638,439

			9,615,693

OLD WESTBURY FUNDS, INC. GLOBAL OPPORTUNITIES FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Principal Amount			Value
NETHERLANDS — 0.4%
5,118,750	(c)	EM.TV Finance BV, Cnv.,
		5.25%, 05/08/13	$5,975,107
200,000		Intergen NV,
		9.00%, 06/30/17(d)	209,000
1,000,000		Lukoil International Finance BV,
		6.66%, 06/07/22(d)	886,250

			7,070,357

NORWAY — 0.7%
1,050,000,000	(c)	European Investment Bank,
		0.75%, 09/21/11(f)	10,096,510
7,400,000	(c)	European Investment Bank,
		4.50%, 05/15/13	1,414,478

			11,510,988

SOUTH AFRICA — 0.3%
35,000,000	(c)	Harmony Gold Mining Co., Ltd., Cnv.,
		4.88%, 05/21/09	4,308,077

THAILAND — 0.5%
7,500,000		Thoresen Thai Agencies Public Co. Ltd., Cnv.,
		2.50%, 09/24/12	7,528,928

UNITED ARAB EMIRATES — 0.6%
7,350,000		Dana Gas Sukuk Ltd., Cnv.,
		7.50%, 10/31/12	7,331,625
2,680,000		DP World,
		6.85%, 07/02/37	2,291,132

			9,622,757

UNITED KINGDOM — 0.3%
400,000		British Sky Broadcasting Group Plc,
		6.10%, 02/15/18(d)	409,353
2,665,000	(c)	EFG Ora Funding Ltd. II, Cnv.,
		1.00%, 11/29/09	4,780,255

			5,189,608

UNITED STATES — 4.0%
6,045,000		Alexandria Real Estate Equities, Inc., Cnv.,
		3.70%, 01/15/27(d)	6,264,131
200,000		ARAMARK Corp.,
		8.50%, 02/01/15	208,500
1,000,000		Bank of America Corp.,
		8.13%, 12/29/49(f)	1,021,980
500,000		Cargill, Inc.,
		5.20%, 01/22/13(d)	499,133
4,500,000		Carnival Corp., Cnv.,
		2.00%, 04/15/21	4,916,250
200,000		Charter Communications Holdings II, LLC,
		10.25%, 09/15/10	192,500
200,000		Chesapeake Energy Corp.,
		6.25%, 01/15/18	195,000
700,000		CIT Group, Inc.,
		7.63%, 11/30/12	652,956
1,700,000		Citigroup Capital XXI,
		8.30%, 12/21/57(f)	1,735,590
800,000		Comcast Corp.,
		6.30%, 11/15/17	831,262
200,000		DRS Technologies, Inc.,
		6.88%, 11/01/13	198,500
200,000		Edison Mission Energy,
		7.00%, 05/15/17	202,000
800,000		Embarq Corp.,
		7.08%, 06/01/16	793,704
200,000		Ford Motor Credit Co. LLC,
		5.80%, 01/12/09	195,562
123,000,000		General Electric Capital Corp., MTN,
		8.50%, 04/06/18	11,662,118
200,000		GMAC LLC,
		6.88%, 08/28/12	158,668
1,600,000		Goldman Sachs Group, Inc. (The),
		6.75%, 10/01/37	1,567,838
200,000		HCA, Inc.,
		9.13%, 11/15/14	212,000
7,220,000		Health Care REIT, Inc., Cnv.,
		4.75%, 12/01/26	8,122,500
200,000		Jarden Corp.,
		7.50%, 05/01/17	184,000
1,300,000		JP Morgan Chase & Co., Series 1,
		7.90%, 04/29/49(f)	1,324,310
1,200,000		JP Morgan Chase Capital XXII,
		6.45%, 02/02/37	1,075,206
8,990,000		King Pharmaceuticals, Inc., Cnv.,
		1.25%, 04/01/26	7,147,050
500,000		Kroger Co. (The),
		6.15%, 01/15/20	520,700
400,000		Lehman Brothers Holdings, Inc.,
		6.50%, 07/19/17	392,940
800,000		Lehman Brothers Holdings, Inc., MTN,
		6.75%, 12/28/17	798,414
700,000		Lehman Brothers Holdings, Inc., MTN,
		6.20%, 09/26/14	704,348
700,000		Lehman Brothers Holdings, Inc., MTN,
		6.88%, 05/02/18	715,919
800,000		Merrill Lynch & Co., Inc.,
		6.40%, 08/28/17	799,158
700,000		Merrill Lynch & Co., Inc., MTN,
		6.88%, 04/25/18	705,713
400,000		Metlife, Inc.,
		6.40%, 12/15/36	360,015
200,000		MGM Mirage,
		7.50%, 06/01/16	181,000
200,000		Michaels Stores, Inc.,
		10.00%, 11/01/14	194,000

OLD WESTBURY FUNDS, INC. GLOBAL OPPORTUNITIES FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Principal Amount			Value
UNITED STATES (continued)
1,600,000		Morgan Stanley, MTN,
		6.63%, 04/01/18	$1,658,910
200,000		Nalco Co.,
		8.88%, 11/15/13	210,500
200,000		Owens-Brockway Glass Container, Inc.,
		6.75%, 12/01/14	203,000
2,490,000		Prudential Financial, Inc., Cnv.,
		0.50%, 12/12/36(f)	2,416,047
2,000,000		Prudential Financial, Inc., Cnv.,
		1.17%, 12/15/37(d)(f)	1,900,000
200,000		R.H. Donnelley Corp., Series A-3,
		8.88%, 01/15/16	130,000
200,000		RBS Global, Inc. / Rexnord LLC
		9.50%, 08/01/14	200,000
400,000		RPM International, Inc.,
		6.50%, 02/15/18	398,242
200,000		Sanmina-SCI Corp.,
		8.13%, 03/01/16	184,000
200,000		Sungard Data Systems, Inc.,
		10.25%, 08/15/15	212,500
200,000		Texas Competitive Electric Holdings Co. LLC,
		10.25%, 11/01/15(d)	208,500
800,000		Time Warner, Inc.,
		5.88%, 11/15/16	779,814
300,000		UBS AG,
		5.88%, 12/20/17	305,891
200,000		Univision Communications, Inc. (PIK),
		9.75%, 03/15/15(d)	144,000
200,000		Vanguard Health Holdings Co. II LLC,
		9.00%, 10/01/14	203,500
700,000		Verizon Communications, Inc.,
		6.10%, 04/15/18	733,947

			64,621,816

Total Corporate Bonds
(Cost $160,317,627)			160,047,037

GOVERNMENT BONDS — 8.7%
ARGENTINA — 0.3%
7,875,000		Republic of Argentina,
		3.09%, 08/03/12(f)	4,256,438

AUSTRALIA — 0.2%
2,000,000	(c)	Australian Government Index Linked,
		4.00%, 08/20/10	2,870,417
1,400,000	(c)	Queensland Treasury Corp.,
		6.00%, 07/14/09	1,305,537

			4,175,954

BRAZIL — 0.4%
2,200,000	(c)	Brazil Notas do Tesouro Nacional, Series B,
		6.00%, 05/15/15	2,075,497
2,400,000	(c)	Brazil Notas do Tesouro Nacional, Series B,
		6.00%, 05/15/45	2,229,064
3,900,000	(c)	Brazil Notas do Tesouro Nacional, Series F,
		10.00%, 01/01/17	1,946,617

			6,251,178

CANADA — 0.1%
900,000	(c)	Canada Government,
		4.25%, 12/01/08	901,966
850,000	(c)	Province of Ontario,
		6.25%, 06/16/15	619,799

			1,521,765

EGYPT — 0.7%
24,300,000	(c)	Egypt Treasury Bill,
		7.30%, 12/30/08(e)	4,316,078
13,500,000	(c)	Egypt Treasury Bill,
		6.19%, 03/10/09(e)	2,362,374
27,000,000	(c)	Egypt Treasury Bill,
		8.03%, 03/31/09(e)	4,703,129

			11,381,581

FRANCE — 0.7%
7,360,000	(c)	France Government Bond OAT,
		4.25%, 10/25/17	11,464,031

GERMANY — 0.3%
3,250,000	(c)	Bundesschatzanweisungen,
		3.50%, 09/12/08	5,063,947

INDONESIA — 0.1%
17,500,000,000	(c)	Indonesia Government,
		10.00%, 02/15/28	1,448,173

MALAYSIA — 1.5%
51,500,000	(c)	Malaysia Government,
		3.46%, 07/31/13	16,183,227
23,820,000	(c)	Malaysia Government,
		3.81%, 02/15/17	7,510,592

			23,693,819

MEXICO — 1.0%
24,000,000	(c)	Mexican Bonos,
		8.00%, 12/19/13	2,298,005
20,000,000	(c)	Mexican Bonos,
		8.00%, 12/17/15	1,913,097
36,000,000	(c)	Mexican Bonos,
		7.25%, 12/15/16	3,282,603
23,900,000	(c)	Mexican Bonos,
		7.75%, 12/14/17	2,247,870
53,500,000	(c)	Mexican Bonos,
		10.00%, 12/05/24	6,049,944

			15,791,519

NETHERLANDS — 0.4%
4,485,000	(c)	Netherlands Government,
		4.50%, 07/15/17	7,134,878

OLD WESTBURY FUNDS, INC. GLOBAL OPPORTUNITIES FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Principal Amount			Value
NORWAY — 0.5%
20,350,000	(c)	Norwegian Government,
		5.50%, 05/15/09	$4,004,180
22,200,000	(c)	Norwegian Government,
		6.00%, 05/16/11	4,513,535

			8,517,715

POLAND — 0.6%
4,450,000	(c)	Poland Government,
		6.00%, 05/24/09	2,007,199
16,700,000	(c)	Poland Government,
		5.75%, 09/23/22	7,382,562

			9,389,761

SOUTH KOREA — 1.7%
1,800,000,000	(c)	KDICB Redemption Fund,
		5.57%, 09/14/12	1,821,837
7,050,000,000	(c)	Korea Treasury,
		5.25%, 09/10/12	7,116,735
14,100,000,000	(c)	Korea Treasury,
		5.50%, 09/10/17	14,457,798
4,266,000,000	(c)	Korea Treasury,
		5.25%, 03/10/27	4,307,113

			27,703,483

SWEDEN — 0.2%
22,000,000	(c)	Swedish Government,
		5.00%, 01/28/09	3,695,635

Total Government Bonds
(Cost $139,315,819)			141,489,877

U.S. GOVERNMENT AGENCIES — 5.4%
UNITED STATES — 5.4%
5,420,000		Federal Home Loan Bank,
		1.75%, 05/01/08(g)	5,420,000
5,000,000		Federal Home Loan Bank,
		4.21%, 05/21/08(g)	4,995,750
56,000,000		Federal Home Loan Bank,
		2.01%, 05/23/08(g)	55,931,213
2,075,000		Federal Home Loan Bank,
		5.00%, 09/12/08	2,094,567
3,500,000		Federal Home Loan Bank,
		5.13%, 06/13/08	3,511,029
2,790,000		Federal Home Loan Bank,
		5.13%, 06/18/08	2,799,840
2,500,000		Federal Home Loan Bank,
		5.00%, 07/09/08	2,512,190
5,300,000		Federal Home Loan Bank,
		4.89%, 08/20/08	5,339,708
1,750,000		Federal Home Loan Bank,
		4.42%, 05/08/08	1,750,681
2,500,000		Federal Home Loan Bank, STEP,
		5.00%, 08/07/08	2,517,240
600,000		Freddie Mac,
		2.68%, 05/12/08(g)	599,661

Total U.S. Government Agencies
(Cost $87,449,500)			87,471,879

MUNICIPAL BONDS — 4.5%
California — 0.2%
2,975,000		California State Department of Water Resources Power Supply Revenue Bonds, Series C, (FSA)
		5.00%, 05/01/22	3,167,542

Colorado — 0.1%
800,000		Regional Transportation District COP, Transit Vehicles Project, Series A, (AMBAC)
		5.00%, 12/01/21	835,872

Florida — 0.3%
1,000,000		Florida State Board of Education Lottery Revenue Bonds, Series B, (MBIA)
		5.00%, 07/01/20	1,056,210
1,000,000		Florida State Board of Education Lottery Revenue Bonds, Series B, (MBIA)
		5.00%, 07/01/21	1,047,820
1,000,000		Florida State Board of Education Lottery Revenue Bonds, Series B, (MBIA)
		5.00%, 07/01/22	1,042,000
2,000,000		Jacksonville Electric Authority Water & Sewer System Revenue Bonds, Series B, OID, (MBIA)
		4.75%, 10/01/40	1,917,000

			5,063,030

Illinois — 0.1%
875,000		Chicago Water Refunding Second Lien Revenue Bonds, (FSA)
		5.00%, 11/01/19	946,234
1,000,000		Illinois Finance Authority Refunding Revenue Bonds, (FSA)
		5.00%, 01/01/20	1,027,580

			1,973,814

Michigan — 0.6%
10,000,000		Commerce Charter Township Downtown Development GO,
		8.00%, 10/01/34(f)	10,000,000

Nebraska — 0.0%
650,000		Public Power Generation Whelan Energy Center Revenue Bonds, (AGC-ICC, AMBAC)
		5.00%, 01/01/19	695,162

OLD WESTBURY FUNDS, INC. GLOBAL OPPORTUNITIES FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Principal Amount		Value
New Jersey — 1.4%
8,000,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series Q-6, (FGIC)
	4.95%, 03/01/31(f)	$8,000,000
14,500,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series Q-7, (CIFG)
	3.42%, 03/01/31(f)	14,500,000
1,000,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series Q-8, (CIFG)
	4.49%, 03/01/31(f)	1,000,000

		23,500,000

New Mexico — 0.1%
1,875,000	New Mexico Finance Authority State Transportation Revenue Bond, Taxable Subordinate Lien, Series D-2, (XLCA)
	4.82%, 12/15/26(f)	1,875,000

New York — 1.3%
5,500,000	New York City GO, Sub-series G-4, (AMBAC)
	3.36%, 08/01/26(f)	5,500,000
15,000,000	New York City Taxable GO, Sub-series A-9, (FGIC)
	5.50%, 11/01/23(f)	15,000,000

		20,500,000

Pennsylvania — 0.3%
1,500,000	Pennsylvania Intergovernmental Cooperative Authority Special Tax Refunding Revenue Bonds, (AMBAC)
	4.98%, 06/15/20(f)	1,500,000
3,000,000	Philadelphia School District Refunding GO, Sub-series B-6, (FGIC, State Aid Witholding)
	5.08%, 09/01/21(f)	3,000,000

		4,500,000

Tennessee — 0.1%
450,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Refunding Revenue Bonds, Series A, (GO of University)
	5.00%, 10/01/18	494,010
400,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Refunding Revenue Bonds, Series B, (GO of University)
	5.00%, 10/01/18	437,324

		931,334

Texas — 0.0%
375,000	Dickinson Independent School District Schoolhouse GO, OID, (PSF-GTD)
	4.75%, 02/15/33(h)	365,377

Total Municipal Bonds
(Cost $73,122,379)		73,407,131

STRUCTURED SECURITIES — 5.0%
UNITED STATES — 5.0%
15,000	Goldman Sachs Group, Inc. (The) Index Linked Note, 12/31/08	14,608,320
15,000	Goldman Sachs Group, Inc. (The) Index Linked Note, 05/04/09	15,993,930
30,000	Merrill Lynch & Co, Inc. Index Linked Note, 12/29/08(d)	31,189,200
773,400	Natixis Financial Products, Inc. Index Linked Note, 03/31/09(d)	9,106,012
7,400	Natixis Financial Products, Inc. Index Linked Note, 04/28/09(d)	10,203,342

Total Structured Securities
(Cost $80,027,062)		81,100,804

Shares
CASH SWEEP — 3.2%
UNITED STATES — 3.2%
52,230,712	Citibank Dollars on Deposit in Custody Account	52,230,712

Total Cash Sweep
(Cost $52,230,712)		52,230,712

TOTAL INVESTMENTS — 102.0%
(Cost $1,621,418,095)(a)		1,653,626,665
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(32,767,032)

NET ASSETS — 100.0%		$1,620,859,633

OLD WESTBURY FUNDS, INC. GLOBAL OPPORTUNITIES FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Contracts		Value
CALL OPTIONS WRITTEN — (1.2)%
(800)	Bed Bath & Beyond, Strike $30.00, Expires 01/22/09	$(464,000)
(1,450)	Bed Bath & Beyond, Strike $30.00, Expires 05/22/08	(420,500)
(3,000)	Blackstone Group, Strike $15.00, Expires 01/22/09	(1,440,000)
(3,000)	Blackstone Group, Strike $20.00, Expires 05/22/08	(75,000)
(2,890)	Cisco Systems, Inc., Strike $25.00, Expires 01/22/09	(939,250)
(3,000)	Freddie Mac, Strike $20.00, Expires 01/22/09	(2,400,000)
(3,000)	Freddie Mac, Strike $25.00, Expires 01/22/09	(1,620,000)
(1,350)	Freddie Mac, Strike $25.00, Expires 05/22/08	(202,500)
(1,475)	General Electric Co., Strike $35.00, Expires 01/22/09	(219,775)
(300)	General Electric Co., Strike $37.50, Expires 01/22/09	(24,300)
(5,000)	General Motors Corp., Strike $20.00, Expires 09/25/08	(2,425,000)
(810)	Hewlett-Packard Co., Strike $45.00, Expires 01/22/09	(461,700)
(730)	Hewlett-Packard Co., Strike $47.50, Expires 01/22/09	(321,200)
(1,790)	Intel Corp., Strike $20.00, Expires 01/22/09	(662,300)
(1,685)	Intel Corp., Strike $22.50, Expires 01/22/09	(389,235)
(440)	International Business Machines Corp., Strike $105.00, Expires 01/22/09	(906,400)
(100)	International Business Machines Corp., Strike $115.00, Expires 01/22/09	(134,000)
(87)	International Business Machines Corp., Strike $120.00, Expires 01/22/09	(91,350)
(980)	Johnson & Johnson, Strike $65.00, Expires 01/22/09	(460,600)
(1,105)	Microsoft Corp, Strike $30.00, Expires 01/22/09	(234,260)
(1,050)	Microsoft Corp., Strike $32.50, Expires 01/22/09	(128,100)
(1,000)	Owens Corning, Inc., Strike $20.00, Expires 01/22/09	(350,000)
(1,985)	Pfizer, Inc., Strike $22.50, Expires 01/22/09	(107,190)
(1,000)	Pfizer, Inc., Strike $25.00, Expires 01/22/09	(22,000)
(200)	Target Corp, Strike $50.00, Expires 01/17/09	(183,000)
(1,080)	Target Corp., Strike $55.00, Expires 01/22/09	(712,800)
(1,875)	Texas Instruments, Inc., Strike $30.00, Expires 01/22/09	(495,000)
(380)	Texas Instruments, Inc., Strike $32.50, Expires 01/22/09	(62,700)
(1,310)	Wal-Mart Stores, Inc., Strike $50.00, Expires 01/22/09	(1,329,650)
(3,000)	XLF Index, Strike $24.00, Expires 06/25/08	(945,000)
(3,000)	XLF Index, Strike $25.00, Expires 06/26/08	(672,000)

Total Call Options Written
(Premiums received $(16,893,475))		(18,898,810)

PUT OPTIONS WRITTEN — (1.0)%
(2,000)	S&P 500, Strike $1,375.00, Expires 12/20/08	(16,800,000)

Total Put Options Written
(Premiums received $(16,996,000))		(16,800,000)

FUTURES CONTRACTS: SHORT POSITION

Contracts		Unrealized Appreciation
1,138	10 Year U.S. Treasury Note, June 2008	$872,391

FUTURES CONTRACTS: LONG POSITION
Contracts		Unrealized Appreciation
80	S&P 500 Index, June 2008	$6,000

At April 30, 2008, the Global Opportunities Fund held investments in restricted and illiquid securities amounting to $1,203,649 or 0.07% of net assets, which were valued under methods approved by the Board, as follows:

Acquisition Cost	Issuer	Acquisition Date	04/30/08 Carrying Value Per Unit
$1,300,000	Merrill Lynch & Co., Inc., 9%	01/18/08	$92,588

	Units	Unrealized Appreciation
SWAP AGREEMENTS
Equity swap with BNP Paribas paying performance of the TOPIX Total Return Index over the Dow Jones STOXX Small 200 Index, expiring 01/02/09 (Underlying notional amount at value $10,000,000)	10,000,000	$533,637

OLD WESTBURY FUNDS, INC. GLOBAL OPPORTUNITIES FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

	Units	Unrealized Appreciation/ (Depreciation)
Equity swap with BNP Paribas paying performance of the TOPIX Total Return Index over the Dow Jones STOXX Small 200 Index, expiring 01/26/09 (Underlying notional amount at value $10,000,000)	10,000,000	$(88,951)

		$444,686

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$72,777,161
Unrealized depreciation	(40,568,591)

Net unrealized appreciation	$32,208,570

(b)	Non-income producing security.
(c)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board.
(e)	Zero coupon bond. The rate represents the yield at time of purchase.
(f)	Variable rate security. Rate represents the rate in effect as of April 30, 2008. Maturity reflects final maturity date.
(g)	The rate represents the annualized yield at time of purchase.
(h)	Represents a security purchased on a when-issued basis.

ADR — American Depositary Receipt

AGC-ICC — Ace Guaranty Corp. Insured Custody Certificates

AMBAC — Insured by AMBAC Indemnity Corp.

CIFG — CDC IXIS Financial Guaranty

Cnv. — Convertible

COP — Certificates of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

FSA — Insured by Financial Security Assurance, Inc.

GDR — Global Depository Receipt

GO — General Obligations

MBIA — Insured by MBIA

MTN — Medium Term Note

OID — Original Issue Discount

PIK — Payment in Kind

PSF-GTD — Permanent School Fund Guarantee

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

XLCA — XL Capital Insurance

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	5.1%
Consumer Discretionary	9.3%
Consumer Staples	3.2%
Diversified Financials	16.6%
Energy	6.4%
Government Bonds	8.3%
Health Care	3.1%
Industrials	5.9%
Information Technology	8.9%
Insurance	1.9%
Materials	4.1%
Municipal Bonds	4.5%
Real Estate	3.4%
Telecommunication Services	7.8%
U.S. Government Agencies	5.4%
Utilities	1.5%
Other*	4.6%

*	Includes cash and equivalents, exchange traded funds, investment companies, written options, swap agreements, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
PORTFOLIO OF INVESTMENTS	April 30, 2008
(Unaudited)

Shares		Value
COMMON STOCKS — 46.8%
BRAZIL — 1.8%
Materials — 1.8%
1,269,000	Votorantim Celulose e Papel SA - ADR	$40,341,510

CANADA — 4.4%
Materials — 4.4%
2,247,086	AbitibiBowater, Inc.	22,178,739
3,011,300	Kinross Gold Corp.	56,943,683
765,000	Nova Chemicals Corp.	19,278,000

		98,400,422

CHINA — 3.7%
Industrials — 2.7%
1,350,000	Suntech Power Holdings Co. Ltd. - ADR(b)	60,385,500

Utilities — 1.0%
11,677,500	Xinao Gas Holdings Ltd.	21,487,505

		81,873,005

GREECE — 1.8%
Energy — 1.8%
190,200	StealthGas, Inc.	3,050,808
1,099,808	Tsakos Energy Navigation Ltd.	35,743,760

		38,794,568

JAPAN — 0.3%
Consumer Discretionary — 0.3%
1,800,700	Arnest One Corp.	5,974,338

NETHERLANDS — 1.7%
Diversified Financials — 0.4%
814,367	Pan European Hotel Acquisition Co. NV(b)	8,901,159

Energy — 1.3%
350,000	Royal Dutch Shell Plc - ADR	28,108,500

		37,009,659

NORWAY — 1.5%
Energy — 1.5%
1,300,000	Aker Solutions ASA	33,272,418

PERU — 5.1%
Materials — 5.1%
1,800,000	Cia de Minas Buenaventura SA - ADR	112,626,000

SINGAPORE — 5.6%
Industrials — 5.2%
10,400,000	Keppel Corp. Ltd.	79,147,524
15,017,000	Neptune Orient Lines Ltd.	35,658,523

		114,806,047

Real Estate — 0.4%
11,000,000	Allgreen Properties Ltd.	10,464,216

		125,270,263

SOUTH AFRICA — 2.3%
Energy — 1.8%
420,000	Sasol Ltd.	23,883,360
280,000	Sasol Ltd. - ADR	15,862,000

		39,745,360

Real Estate — 0.5%
16,000,000	Fountainhead Property Trust	11,891,427

		51,636,787

UNITED KINGDOM — 1.2%
Utilities — 1.2%
1,700,000	British Energy Group Plc	25,688,952

UNITED STATES — 17.4%
Diversified Financials — 0.6%
1,429,900	Hicks Acquisition Co. I, Inc.(b)	13,054,987

Energy — 9.1%
2,250,000	ATP Oil & Gas Corp.(b)	64,665,000
2,769,000	Brazil Ethanol, Inc.(b)(c)	21,598,200
1,500,000	Goodrich Petroleum Corp.(b)	50,670,000
482,000	Occidental Petroleum Corp.	40,107,220
550,000	PHI, Inc. - Non Voting(b)	20,663,500
9,892,230	Rancher Energy Corp.(b)	4,649,348
10,000	SandRidge Energy, Inc.(b)	451,800

		202,805,068

Industrials — 0.9%
483,789	Northwest Pipe Co.(b)	20,570,708

Materials — 6.2%
2,885,800	Caraustar Industries, Inc.(b)	4,011,262
500,000	Monsanto Co.	57,010,000
13,979,000	Smurfit-Stone Container Corp.(b)	75,905,970

		136,927,232

Real Estate — 0.6%
325,000	St. Joe Co. (The)	13,217,750

		386,575,745

Total Common Stocks
(Cost $931,517,700)		1,037,463,667

EXCHANGE TRADED FUNDS — 0.8%
Financials — 0.8%
200,000	iShares COMEX Gold Trust(b)	17,298,000

Total Exchange Traded Funds
(Cost $10,339,860)		17,298,000

PREFERRED STOCKS — 0.0%
Industrials — 0.0%
46,434	World Waste Technologies, Inc. - Series B, Cnv.	250,743

Total Preferred Stocks
(Cost $4,500,000)		250,743

OLD WESTBURY FUNDS, INC. REAL RETURN FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Principal Amount		Value
LETTER OF CREDIT — 4.5%
UNITED STATES — 4.5%
100,000,000	Cargill Letter of Credit with Banco Santander, Expires 04/19/09	$100,000,000

Total Letter of Credit
(Cost $100,000,000)		100,000,000

Number of Coins
COLLECTIBLE COINS — 1.4%
UNITED STATES — 1.4%
469	Various Collectible Coins	30,561,913

Total Collectible Coins
(Cost $30,280,931)		30,561,913

Shares
RIGHTS/WARRANTS — 0.0%
Energy — 0.0%
6,666,666	Rancher Energy Corp. Warrants, Expires 12/21/11(b)	1

Industrials — 0.0%
450,000	World Waste Technologies, Inc. Warrants, Expires 04/27/10(b)	0

Total Rights/Warrants (Cost $1)		1

Contracts
CALL OPTIONS PURCHASED — 432.2%
Agriculture — 0.3%
4,010	Chicago Board of Trade Corn Index, Strike $1,000.00, Expires 11/26/08	2,781,938
4,000	Chicago Board of Trade Corn Index, Strike $900.00, Expires 11/26/08	4,250,000

		7,031,938

Energy — 431.9%
80,000	American Stock Exchange Oil Index, Strike $287.00, Expires 08/25/08	9,578,080,000

Total Call Options Purchased
(Cost $8,866,094,375)		9,585,111,938

Principal Amount
MUNICIPAL BONDS — 2.9%
Michigan — 0.9%
$20,500,000	Commerce Charter Township Downtown Development GO, 8.00%, 10/01/34(d)	20,500,000

New Jersey — 0.3%
6,385,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series Q-7, (CIFG)
	3.42%, 03/01/31(d)	6,385,000
1,000,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series Q-8, (CIFG)
	4.49%, 03/01/31(d)	1,000,000

		7,385,000

New Mexico — 0.4%
8,725,000	New Mexico Finance Authority State Transportation Revenue Bond, Taxable Subordinate Lien, Series D-2, (XLCA)
	4.82%, 12/15/26(d)	8,725,000

New York — 0.6%
5,000,000	New York City GO, Sub-series G-4, (AMBAC)
	3.30%, 08/01/26(d)	5,000,000
8,000,000	New York City Taxable GO, Sub-series A-9, (FGIC)
	5.50%, 11/01/23(d)	8,000,000

		13,000,000

Pennsylvania — 0.7%
8,950,000	Pennsylvania Intergovernmental Cooperative Authority Special Tax Refunding Revenue Bonds, (AMBAC)
	4.98%, 06/15/20(d)	8,950,000
7,000,000	Philadelphia School District Refunding GO, Sub-series B-6, (FGIC, State Aid Witholding)
	5.08%, 09/01/21(d)	7,000,000

		15,950,000

Total Municipal Bonds
(Cost $65,560,000)		65,560,000

OLD WESTBURY FUNDS, INC. REAL RETURN FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Principal Amount		Value
U.S. GOVERNMENT AGENCIES — 20.3%
Federal Home Loan Bank — 20.3%
$52,000,000	1.95%, 05/01/08(e)	$52,000,000
30,000,000	2.05%, 05/01/08(e)	30,000,000
30,000,000	2.04%, 05/07/08(e)	29,989,800
35,000,000	2.04%, 05/09/08(e)	34,984,133
23,000,000	2.05%, 05/09/08(e)	22,989,522
16,000,000	2.08%, 05/09/08(e)	15,992,601
100,000,000	2.20%, 05/12/08(e)	99,938,278
45,000,000	2.01%, 05/23/08(e)	44,944,725
50,000,000	2.01%, 05/23/08(e)	49,937,361
50,000,000	2.65%, 09/17/08(d)	50,000,400
20,000,000	2.73%, 08/21/09(d)	19,982,380

Total U.S. Government Agencies
(Cost $450,767,966)		450,759,200

U.S. GOVERNMENT SECURITIES — 18.5%
U.S. Treasury Notes — 18.5%
60,000,000	2.00%, 04/15/12(f)	65,819,897
20,000,000	2.38%, 01/15/17(f)	22,649,042
315,000,000	1.63%, 01/15/18(f)	321,679,324

Total U.S. Government Securities
(Cost $416,972,596)		410,148,263

Shares
CASH SWEEP — 0.3%
6,223,600	Citibank Dollars on Deposit in Custody Account	6,223,600

Total Cash Sweep
(Cost $6,223,600)		6,223,600

TOTAL INVESTMENTS — 527.7%
(Cost $10,882,257,029)(a)		11,703,377,325

LIABILITIES IN EXCESS OF OTHER ASSETS — (427.7)%		(9,485,538,067)

NET ASSETS — 100.0%		$2,217,839,258

Contracts
CALL OPTIONS WRITTEN — (427.4)%
Call Option — (427.4)%
(80,000)	American Stock Exchange Oil Index, Strike $300.00, Expires 08/25/08	(9,478,690,480)

Total Call Options Written
(Premiums received $(8,759,976,000))		(9,478,690,480)

At April 30, 2008, the Real Return Fund held investments in restricted and illiquid securities amounting to $60,820,723 or 2.7% of net assets, which were valued under methods approved by the Board, as follows:

Acquisition Cost	Issuer	Acquisition Date	04/30/08 Carrying Value Per Unit
$19,527,013	Brazil Ethanol, Inc.	05/10/07	$7.80
24,434,250	Carauster Industries, Inc.	08/10/06	1.39
30,280,931	Collectible Coins	12/14/06	65,163.99
12,027,879	Rancher Energy Corp.	12/21/06	0.47
1	Rancher Energy Corp.	03/20/07	0.00
	Warrants

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$990,316,725
Unrealized depreciation	(169,196,429)

Net unrealized appreciation	$821,120,296

(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board.
(d)	Variable rate security. Rate represents the rate in effect as of April 30, 2008. Maturity reflects final maturity date.
(e)	The rate represents the annualized yield at time of purchase.
(f)	Inflation protected security. Principal amount reflects original security face amount.

ADR — American Depositary Receipt

AMBAC — Insured by AMBAC Indemnity Corp.

CIFG — CDC IXIS Financial Guaranty

Cnv. — Convertible

FGIC — Insured by Financial Guaranty Insurance Corp.

GO — General Obligations

XLCA — XL Capital Insurance

	Units	Unrealized Appreciation (Depreciation)
SWAP AGREEMENTS
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Cotton Index, expiring 05/01/09 (Underlying notional amount at value $2,926,446)	29,264	$314,255

OLD WESTBURY FUNDS, INC. REAL RETURN FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

	Units	Unrealized Appreciation (Depreciation)
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Gold Index, expiring 05/30/08 (Underlying notional amount at value $23,604,750)	325	$4,511,234
Commodity Index Swap Agreement with Cargill, Inc. based on API#4 Coal Futures, expiring 12/31/08 (Underlying notional amount at value $3,090,000)	(30,000)	(252,562)
Commodity Index Swap Agreement with Cargill, Inc. based on the ERCOT Balancing Market Electricity Futures, expiring 07/31/08 (Underlying notional amount at value $9,614,002)	128	2,075,236
Commodity Index Swap Agreement with Cargill, Inc. based on the ERCOT Balancing Market Electricity Futures, expiring 08/31/08 (Underlying notional amount at value $9,177,073)	122	1,975,987
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 01/31/09 (Underlying notional amount at value $2,766,962)	37,200	999,104
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 02/28/09 (Underlying notional amount at value $2,499,192)	33,600	900,077
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 03/31/09 (Underlying notional amount at value $2,766,962)	37,200	994,334
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 04/30/09 (Underlying notional amount at value $2,677,705)	36,000	231,831
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 05/31/09 (Underlying notional amount at value $2,766,962)	37,200	239,027
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 06/30/09 (Underlying notional amount at value $2,677,705)	36,000	230,762
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 07/31/09 (Underlying notional amount at value $2,766,962)	37,200	370,144
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 08/31/09 (Underlying notional amount at value $2,766,962)	37,200	369,225
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 09/30/09 (Underlying notional amount at value $2,677,705)	36,000	356,292
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 10/31/09 (Underlying notional amount at value $2,766,962)	37,200	583,660
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 11/30/09 (Underlying notional amount at value $2,677,705)	36,000	563,226
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 12/31/09 (Underlying notional amount at value $2,766,962)	37,200	580,431
Commodity Index Swap Agreement with Cargill, Inc. based on the PJM Electricity Futures, expiring 07/31/08 (Underlying notional amount at value $9,394,002)	128	1,376,210
Commodity Index Swap Agreement with Cargill, Inc. based on the PJM Electricity Futures, expiring 08/31/08 (Underlying notional amount at value $8,967,072)	122	2,162,345
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 07/31/08 (Underlying notional amount at value $832,689)	15,000	833,878
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 08/29/08 (Underlying notional amount at value $832,689)	15,000	831,770

OLD WESTBURY FUNDS, INC. REAL RETURN FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

	Units	Unrealized Appreciation (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 09/30/08 (Underlying notional amount at value $832,689)	15,000	$829,694
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coffee Index, expiring 11/07/08 (Underlying notional amount at value $38,504,498)	1,000	3,782,330
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coffee Index, expiring 11/13/09 (Underlying notional amount at value $38,770,553)	1,000	3,518,391
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Hogs Index, expiring 01/31/11 (Underlying notional amount at value $45,520,000)	1,500	(308,562)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Hogs Index, expiring 11/30/10 (Underlying notional amount at value $ 70,558,660)	2,385	(463,445)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 01/31/09 (Underlying notional amount at value $2,844,912)	45,000	2,180,882
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 01/31/10 (Underlying notional amount at value $621,500)	10,000	423,037
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 02/28/09 (Underlying notional amount at value $2,844,986)	45,000	2,176,242
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 02/28/10 (Underlying notional amount at value $621,500)	10,000	421,923
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 03/31/09 (Underlying notional amount at value $2,844,986)	45,000	2,171,249
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 03/31/10 (Underlying notional amount at value $621,500)	10,000	420,681
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 04/30/09 (Underlying notional amount at value $2,820,806)	45,000	2,189,982
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 04/30/10 (Underlying notional amount at value $621,500)	10,000	419,469
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 05/31/09 (Underlying notional amount at value $2,820,960)	45,000	2,184,099
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 05/31/10 (Underlying notional amount at value $621,500)	10,000	418,181
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 06/30/09 (Underlying notional amount at value $2,821,332)	45,000	2,178,137
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 06/30/10 (Underlying notional amount at value $621,500)	10,000	416,924
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 07/31/08 (Underlying notional amount at value $1,538,661)	30,000	2,210,610
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 07/31/09 (Underlying notional amount at value $4,328,650)	50,000	1,522,006
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 07/31/10 (Underlying notional amount at value $621,500)	10,000	415,613

OLD WESTBURY FUNDS, INC. REAL RETURN FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

	Units	Unrealized Appreciation (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 08/29/08 (Underlying notional amount at value $1,538,745)	30,000	$2,205,301
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 08/31/09 (Underlying notional amount at value $4,328,650)	50,000	1,519,068
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 08/31/10 (Underlying notional amount at value $621,500)	10,000	414,290
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 09/30/08 (Underlying notional amount at value $1,538,604)	30,000	2,199,576
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 09/30/09 (Underlying notional amount at value $4,328,650)	50,000	1,516,198
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 09/30/10 (Underlying notional amount at value $621,500)	10,000	413,000
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 10/31/09 (Underlying notional amount at value $4,328,650)	50,000	1,480,329
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 10/31/10 (Underlying notional amount at value $621,500)	10,000	411,655
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 11/30/09 (Underlying notional amount at value $4,328,650)	50,000	1,477,406
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 11/30/10 (Underlying notional amount at value $621,500)	10,000	410,342
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 12/31/09 (Underlying notional amount at value $4,328,650)	50,000	1,474,360
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 12/31/10 (Underlying notional amount at value $621,500)	10,000	408,975
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Oat Index, expiring 11/25/08 (Underlying notional amount at value $11,699,649)	801	3,827,806
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Soybean Index, expiring 10/29/08 (Underlying notional amount at value $55,015,190)	15,000	43,428,499
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Soybean Meal Index, expiring 11/25/08 (Underlying notional amount at value $23,318,588)	1,300	15,614,221
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Soybean Oil Index, expiring 11/25/08 (Underlying notional amount at value $27,605,215)	1,444	23,413,797
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Copper Futures, expiring 12/21/10 (Underlying notional amount at value $26,619,240)	(160)	(3,337,928)
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 02/26/09 (Underlying notional amount at value $2,457,000)	70	253,418
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 02/27/09 (Underlying notional amount at value $7,150,000)	200	583,531
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 03/02/09 (Underlying notional amount at value $10,214,500)	290	1,013,878

OLD WESTBURY FUNDS, INC. REAL RETURN FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

	Units	Unrealized Appreciation (Depreciation)
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 03/05/09 (Underlying notional amount at value $3,540,000)	100	$331,446
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 03/06/09 (Underlying notional amount at value $4,534,000)	130	505,072
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 03/09/09 (Underlying notional amount at value $5,197,000)	150	643,118
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 03/12/09 (Underlying notional amount at value $3,186,000)	90	319,006
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 03/16/09 (Underlying notional amount at value $7,700,000)	220	868,396
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 08/31/10 (Underlying notional amount at value $7,581,000)	20,000	1,274,757
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 09/01/10 (Underlying notional amount at value $942,698)	2,500	163,992
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 09/17/10 (Underlying notional amount at value $769,400)	2,000	118,167
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on the Single Commodity Copper Index, expiring 12/21/11 (Underlying notional amount at value $16,320,000)	160	10,925,658
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on the Single Commodity Gold Index, expiring 03/15/10 (Underlying notional amount at value $51,228,500)	50,000	(5,105,360)
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on the Single Commodity Zinc Index, expiring 12/19/12 (Underlying notional amount at value $11,126,250)	4,500	(707,683)
Commodity Index Swap Agreement with Morgan Stanley Capital Group, Inc. based on Natural Gas Futures, expiring 05/31/11 (Underlying notional amount at value $42,798,300)	66,200	14,387,731
Equity Index Swap Agreement with Morgan Stanley Capital Group, Inc. based on the New York Mercantile Exchange Crude Oil Index, expiring 04/19/11 (Underlying notional amount at value $53,087,500)	(7,750)	(24,989,896)

		$144,816,035

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Collectible Coins	1.4%
Consumer Discretionary	0.3%
Diversified Financials	1.0%
Energy	15.4%
Industrials	8.8%
Materials	17.5%
Municipal Bonds	3.0%
Real Estate	1.6%
U.S. Government and Agency Securities	38.8%
Utilities	2.1%
Other*	10.1%

*	Includes cash and equivalents, letter of credit, options, exchange traded funds, swap agreements, futures, pending trades and Fund share transactions. interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS	April 30, 2008
(Unaudited)

Principal Amount		Value
CORPORATE BONDS — 5.5%
Banks — 0.7%
$1,000,000	Bank of Scotland Plc,
	5.00%, 11/21/11(b)	$1,033,536

Consumer Staples — 0.6%
970,000	Wal-Mart Stores, Inc.
	4.25%, 04/15/13	973,933

Diversified Financials — 4.0%
2,000,000	Eksportfinans A/S,
	5.00%, 02/14/12	2,093,582
3,930,000	General Electric Capital Corp., MTN,
	5.25%, 10/19/12	4,023,338
252,000	National Rural Utilities Cooperative Finance Corp.,
	5.75%, 11/01/08	254,070

		6,370,990

Industrials — 0.2%
331,326	3M Employee Stock Ownership Plan Trust,
	5.62%, 07/15/09(b)	338,618

Total Corporate Bonds
(Cost $8,653,344)		8,717,077

MUNICIPAL BONDS — 14.6%
Arkansas — 0.2%
300,000	University of Arkansas Fayetteville Campus Various Facility Revenue Bonds, (FSA, GO of Board)
	5.50%, 12/01/16	328,095

California — 1.2%
1,765,000	Tobacco Securitization Authority of Southern California Tobacco Settlement, Asset Backed Senior Lien Revenue Bonds, Series A, OID,
	5.50%, 06/01/36	1,935,040

Georgia — 0.5%
700,000	Gwinnett County Development Authority Public Schools Project COP, (MBIA)
	5.25%, 01/01/25	770,245

Illinois — 5.0%
1,930,000	Chicago Board of Education Albany Park Academy Project GO, Series F, (MBIA)
	5.50%, 12/01/18	2,192,403
5,175,000	Chicago Metropolitan Water Reclamation District of Greater Chicago GO,
	5.00%, 12/01/33	5,757,602

		7,950,005

Missouri — 1.4%
2,000,000	Hazelwood School District Refunding GO, (State Aid Direct Deposit)
	5.25%, 03/01/21	2,195,840

New Jersey — 2.9%
4,060,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID,
	6.00%, 06/01/37	4,512,000

New York — 1.0%
1,000,000	New York City Industrial Developement Agency Polytechnic University Project, Civic Facility Revenue Bonds, OID,
	6.13%, 11/01/30	1,095,070
500,000	New York State Dormitory Authority University of Rochester Revenue Bonds, Series A,
	5.13%, 07/01/39	555,140

		1,650,210

Ohio — 0.7%
1,000,000	Ohio State Third Frontier Research and Development GO, Taxable, Series A, (MBIA)
	5.25%, 05/01/11	1,023,840

Texas — 0.7%
1,000,000	Houston Area Water Corp. Northeast Water Purification Project Revenue Bonds, OID, (FGIC)
	5.25%, 03/01/23	1,076,140

Virginia — 0.7%
1,000,000	Fairfax County Water Authority Water Revenue Bond,
	5.00%, 04/01/21	1,096,700

Wisconsin — 0.3%
500,000	South Milwaukee School District Refunding GO, (FGIC)
	5.20%, 04/01/22	540,815

Total Municipal Bonds
(Cost $23,056,108)		23,078,930

OLD WESTBURY FUNDS, INC. FIXED INCOME FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Principal Amount		Value
U.S. GOVERNMENT AGENCIES — 55.0%
Fannie Mae — 0.3%
$400,000	5.00%, 08/02/12	$423,839
12,043	7.50%, 08/01/25	13,019

		436,858

Federal Farm Credit Bank — 0.4%
125,000	4.75%, 01/19/10	128,963
100,000	5.15%, 12/06/10	105,344
400,000	4.50%, 10/17/12	416,444

		650,751

Federal Home Loan Bank — 52.2%
50,000	4.00%, 02/12/10	50,987
30,000	7.38%, 02/12/10	32,331
25,000	3.38%, 05/14/10	25,292
215,000	4.50%, 09/10/10	222,637
8,045,000	5.13%, 09/10/10	8,453,879
2,633,605	4.75%, 10/25/10	2,659,546
60,000	4.25%, 11/02/10	61,905
50,000	4.25%, 11/15/10	51,506
1,030,000	6.63%, 11/15/10	1,120,903
730,000	4.75%, 12/10/10	761,355
1,240,000	4.88%, 12/10/10	1,298,072
1,360,000	4.00%, 02/15/11	1,391,865
2,135,000	5.88%, 02/15/11	2,285,810
500,000	2.88%, 03/11/11	496,128
6,020,000	4.88%, 03/11/11	6,300,375
30,245,000	5.25%, 06/10/11	32,034,839
235,000	5.38%, 06/10/11	249,769
320,000	4.38%, 08/15/11	331,601
75,000	5.75%, 08/15/11	80,913
2,855,000	5.00%, 10/13/11	3,023,696
50,000	4.25%, 11/15/11	51,763
490,000	4.88%, 11/15/11	517,283
15,000	5.63%, 11/15/11	16,209
5,770,000	4.75%, 12/09/11	6,068,973
2,370,000	5.00%, 03/09/12	2,512,866
300,000	4.88%, 06/08/12	316,736
1,400,000	5.38%, 06/08/12	1,504,691
335,000	4.63%, 08/15/12	350,548
640,000	4.50%, 09/14/12	664,646
585,000	5.00%, 09/14/12	620,975
5,265,000	4.88%, 12/14/12	5,564,257
2,203,298	5.27%, 12/28/12	2,206,522
50,000	3.50%, 03/08/13	49,809
625,000	3.88%, 03/08/13	632,976
695,000	5.00%, 03/08/13	738,415

		82,750,078

Freddie Mac — 0.5%
$300,000	4.75%, 12/08/10	312,887
190,000	4.50%, 12/16/10	197,114
355,000	5.00%, 08/15/12	376,226

		886,227

Ginnie Mae — 0.1%
124,000	8.50%, 10/15/17	135,296
510	9.00%, 02/15/20	559

		135,855

Private Export Funding Corp. — 1.0%
300,000	6.07%, 04/30/11	323,898
400,000	5.66%, 09/15/11(b)	430,241
425,000	4.90%, 12/15/11	448,840
310,000	5.69%, 05/15/12	336,031
100,000	4.97%, 08/15/13	106,155

		1,645,165

Tennessee Valley Authority — 0.5%
689,000	5.63%, 01/18/11	732,374

Total U.S. Government Agencies
(Cost $83,074,788)		87,237,308

U.S. GOVERNMENT SECURITIES — 22.4%
U.S. Treasury Notes — 22.4%
275,000	2.38%, 04/15/11(c)	309,810
700,000	4.50%, 02/15/16	747,086
32,226,000	4.63%, 11/15/16	34,537,216

Total U.S. Government Securities
(Cost $34,070,297)		35,594,112

Shares
INVESTMENT COMPANY — 1.2%
1,922,700	SEI Daily Income Trust Government II Fund, Class A	1,922,700

Total Investment Company
(Cost $1,922,700)		1,922,700

TOTAL INVESTMENTS — 98.7%
(Cost $150,777,237)(a)		156,550,127
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		2,095,943

NET ASSETS — 100.0%		$158,646,070

OLD WESTBURY FUNDS, INC. FIXED INCOME FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$5,940,326
Unrealized depreciation	(167,436)

Net unrealized appreciation	$5,772,890

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board.
(c)	Inflation protected security. Principal amount reflects original security face amount.

COP — Certificates of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

FSA — Insured by Financial Security Assurance, Inc.

GO — General Obligations

MBIA — Insured by MBIA

MTN — Medium Term Note

OID — Original Issue Discount

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
U.S. Government & Agency Securities	77.4%
Municipal Bonds	14.6
Corporate Bonds	5.5
Other*	2.5

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS	April 30, 2008
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 96.0%
Alabama — 1.4%
$110,000	Alabama State Public School & College Authority Revenue Bonds, Series C, (FSA)
	5.00%, 05/01/13	$116,711
400,000	Alabama Water Pollution Control Authority Revenue Bonds, (AMBAC)
	5.50%, 08/15/14	421,736
1,000,000	City of Huntsville Water System Revenue Bonds, (FSA)
	5.00%, 11/01/23	1,053,860
1,000,000	Huntsville-Redstone Village Special Care Facilities Financing Authority Revenue Bonds, Series A, OID,
	8.13%, 12/01/26	1,220,380

		2,812,687

Arizona — 0.7%
800,000	Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A,
	5.00%, 07/01/14	873,768
200,000	Maricopa County School District No. 6 Washington Elementary School Improvement Project of 2001 GO, Series B, (FSA)
	5.00%, 07/01/17	220,026
250,000	University of Arizona Refunding COP, Series C, (AMBAC)
	5.00%, 06/01/18	262,432

		1,356,226

California — 5.1%
1,020,000	California State Department of Water Resources Power Supply Revenue Bonds, Series H, (FSA)
	4.50%, 05/01/17	1,089,156
1,155,000	City of Alameda GO, (MBIA)
	5.00%, 08/01/33	1,179,729
650,000	Inglewood Unified School District GO, Series D, (FSA)
	5.00%, 10/01/14	716,072
500,000	Los Altos School District GO, Series B, OID,
	5.00%, 08/01/17	537,345
1,000,000	Los Angeles Unified School District GO, Series E, (FSA)
	5.00%, 07/01/16	1,104,090
770,000	Palomar Community College District GO, Series A, (FSA)
	5.00%, 05/01/15	845,560
275,000	Pomona Public Financing Authority Revenue Bonds, Water Facilities Project, Series AY, (AMBAC)
	5.00%, 05/01/18	290,485
385,000	Regents University of California Revenue Bonds, Series L,
	5.00%, 05/15/13	418,064
325,000	Regents University of California Revenue Bonds, Series L,
	5.00%, 05/15/17	356,294
250,000	Regents University of California Revenue Bonds, Series L,
	5.00%, 05/15/19	269,375
700,000	San Ramon Valley Unified School District GO, Series 02, (MBIA)
	5.00%, 08/01/17	755,818
870,000	Santa Clara Valley Water District Refunding COP, Series A
	5.00%, 02/01/15	947,152
1,325,000	Vacaville Unified School District Refunding GO, (MBIA)
	5.00%, 08/01/20	1,392,178

		9,901,318

Colorado — 0.3%
485,000	City of Longmont Sales & Use Tax Revenue Bonds, OID,
	5.63%, 11/15/17	523,136

Florida — 4.0%
150,000	City of Port Orange Water & Sewer Refunding Revenue Bonds, (AMBAC)
	5.00%, 10/01/16	158,817
500,000	Florida Department of Transportation Revenue Bonds, Series A,
	5.00%, 07/01/29	509,605
2,355,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, (AMBAC)
	5.25%, 10/01/24	2,500,374
1,065,000	Hillsborough County Community Investment Tax Revenue Bond, (AMBAC)
	5.00%, 11/01/16	1,155,376
450,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA)
	5.00%, 10/01/18	465,682
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA)
	5.00%, 10/01/19	2,052,760

OLD WESTBURY FUNDS, INC. MUNICIPAL BOND FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Principal Amount		Value
Florida (continued)
$900,000	Seminole County School Board COP, Series A, (AMBAC)
	5.00%, 07/01/18	$952,101

		7,794,715

Georgia — 2.7%
1,905,000	City of Atlanta Refunding GO, Series A, (FGIC)
	5.00%, 12/01/21	2,001,660
175,000	De Kalb County Special Recreation Tax District GO,
	5.00%, 12/01/12	189,845
595,000	De Kalb County Water & Sewer Refunding Revenue Bonds, Series A, (FSA)
	5.00%, 10/01/17	652,673
500,000	Forsyth County School District GO, (FSA)
	5.00%, 06/01/13	544,505
525,000	Gwinnett County Development Authority Refunding COP, Public Schools Project, (MBIA)
	5.00%, 01/01/15	562,034
1,000,000	Municipal Electric Authority of Georgia Refunding Revenue Bonds, (AMBAC)
	5.00%, 01/01/26(b)	1,015,140
100,000	Rockdale County Water & Sewer Authority Revenue Bonds, (FSA)
	5.00%, 07/01/18	107,582
150,000	Walton County School District GO, Series A, (MBIA, State Aid Withholding)
	5.00%, 08/01/17	163,269

		5,236,708

Illinois — 4.3%
500,000	Chicago Board of Education GO, Series B, (FSA)
	5.00%, 12/01/18	542,770
900,000	Chicago Transit Authority Revenue Bonds, (AMBAC)
	5.00%, 06/01/21	938,187
225,000	City of Chicago Neighborhoods Alive 21 Program GO, Series A, OID, (FGIC)
	5.88%, 01/01/19	243,360
100,000	City of Rockford GO, Series A, OID, (FSA)
	5.38%, 12/15/13	105,996
1,000,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (MBIA)
	5.00%, 12/01/25	1,036,140
150,000	Cook County School District No. 100 Berwyn South Refunding GO, Series D, (FSA)
	5.00%, 12/01/12	162,192
285,000	Cook County School District No. 100 Berwyn South Refunding GO, Series D, (FSA)
	5.00%, 12/01/13	310,832
575,000	County of Cook Refunding GO, Series A, OID, (FGIC)
	5.00%, 11/15/22	583,176
85,000	Du Page County Community Unit School District No. 202 Lisle Pre-Refunded GO, OID, (FSA)
	5.55%, 12/30/17	91,839
65,000	Du Page County Community Unit School District No. 202 Lisle Un-Refunded GO, OID, (FSA)
	5.55%, 12/30/17	68,412
260,000	Freeport Sewer System Improvements Refunding GO, OID, (AMBAC)
	5.55%, 12/01/14	282,753
100,000	Gail Borden Public Library District GO, (FGIC)
	4.63%, 12/15/08	101,511
2,000,000	Kane County Forest Preservation District GO, (FGIC)
	5.00%, 12/15/21	2,085,160
500,000	State of Illinois GO, First Series,
	5.50%, 08/01/15	522,645
400,000	State of Illinois Sales Tax Revenue Bonds, Series Z,
	5.00%, 06/15/12	412,848
250,000	Will County School District No. 122 Refunding GO, Series B, OID, (FGIC)
	5.20%, 11/01/16	265,532
600,000	Will County School District No. 161 Summit Hill Refunding GO, (FGIC)
	5.00%, 01/01/17	638,694

		8,392,047

OLD WESTBURY FUNDS, INC. MUNICIPAL BOND FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Principal Amount		Value
Indiana — 7.7%
$580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA, State Aid Withholding)
	5.00%, 01/15/16	$635,344
1,490,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA, State Aid Withholding)
	5.00%, 07/15/25	1,555,173
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding)
	5.00%, 07/15/16	1,130,293
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding)
	5.00%, 01/15/17	696,806
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (FSA, State Aid Withholding)
	5.00%, 07/15/18	703,755
315,000	East Allen Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA, State Aid Withholding)
	5.00%, 07/10/14	330,542
490,000	East Noble Facilities School Building Corp. Refunding Revenue Bonds, (MBIA, State Aid Withholding)
	5.00%, 07/15/16	534,649
460,000	Franklin Community Multi-School Building Corp., First Mortgage Revenue Bonds, (FSA, State Aid Withholding)
	5.13%, 07/15/12	493,465
75,000	Franklin Township School Building Corp., Marion County First Mortgage Revenue Bonds,
	5.75%, 07/15/10	80,220
1,000,000	Franklin Township School Building Corp., Marion County First Mortgage Revenue Bonds, (FSA, State Aid Withholding)
	5.00%, 07/15/25	1,035,270
505,000	Hammond School Building Corp., First Mortgage Revenue Bonds, (MBIA)
	5.00%, 07/15/23	522,372
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, (MBIA, State Aid Withholding)
	5.38%, 07/15/16	191,474
250,000	Indiana Bond Bank, Special Program Revenue Bonds, Series A, (AMBAC)
	6.25%, 02/01/11	268,595
125,000	Indianapolis-Marion County Public Library GO, Series A,
	4.60%, 07/01/18	128,171
145,000	Lebanon Middle School Building Corp., First Mortgage Revenue Bonds, (FSA, State Aid Withholding)
	5.05%, 07/15/11	154,473
700,000	Mount Vernon of Hancock County Multi-School Building Corp., First Mortgage Revenue Bonds, Series A, (State Aid Withholding)
	5.25%, 01/15/14	751,366
170,000	Noblesville Elementary/ Intermediate Schools Building Corp., First Mortgage Revenue Bonds, (FSA)
	5.30%, 07/15/09	175,969
205,000	Noblesville Elementary/ Intermediate Schools Building Corp., First Mortgage Revenue Bonds, (FSA)
	5.50%, 07/15/12	220,352
435,000	Noblesville Redevelopment Authority, Lease Rental Revenue Bonds, (AMBAC)
	5.00%, 07/15/16	460,426
160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, OID, (FGIC)
	5.00%, 01/15/16	171,733
370,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, OID, (FGIC)
	5.00%, 07/15/16	397,132
500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (MBIA, State Aid Withholding)
	5.00%, 07/15/18	539,325

OLD WESTBURY FUNDS, INC. MUNICIPAL BOND FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Principal Amount		Value
Indiana (continued)
$715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (MBIA, State Aid Withholding)
	5.00%, 01/15/16	$773,230
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (MBIA, State Aid Withholding)
	5.00%, 07/15/16	796,564
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (MBIA, State Aid Withholding)
	5.00%, 07/15/17	616,193
200,000	Tippecanoe County Governmental Building Corp., First Mortgage Revenue Bonds, OID, (FGIC)
	5.00%, 01/15/19	209,668
765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA, State Aid Withholding)
	5.00%, 01/10/16	837,882
175,000	Wayne Township School Building Corp., Marion County First Mortgage Revenue Bonds, (MBIA, State Aid Withholding)
	5.00%, 01/15/15	190,209
400,000	Westfield Multi-School Building Corp., First Mortgage Revenue Bonds, Series A, (FSA, State Aid Withholding)
	5.00%, 07/15/23	413,760
135,000	Westfield-Washington Elementary Building Corp., First Mortgage Revenue Bonds, OID, (FGIC, State Aid Withholding)
	4.75%, 01/15/11	141,495

		15,155,906

Iowa — 0.1%
250,000	City of Iowa City Parking Facilities Revenue Bonds, (MBIA)
	5.88%, 07/01/15	258,150

Kansas — 0.1%
250,000	Sedgwick County Unified School District No. 259 Refunding GO, (MBIA)
	5.00%, 09/01/15	273,857

Kentucky — 0.6%
1,000,000	Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88, (FGIC)
	5.00%, 11/01/15	1,086,400

Louisiana — 1.1%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC)
	5.00%, 06/01/16	2,138,180

Maine — 1.3%
1,160,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, (AMBAC)
	5.00%, 07/01/16	1,256,779
500,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series B, (AMBAC)
	5.00%, 07/01/21	524,185
450,000	Maine Municipal Bond Bank Refunding Revenue Bonds, Series A, (GO of Bond Bank)
	4.75%, 11/01/17	487,143
250,000	Maine Municipal Bond Bank Revenue Bonds, Series B,
	5.25%, 11/01/15	270,830

		2,538,937

Massachusetts — 0.5%
350,000	Commonwealth of Massachusetts Consolidation Loan GO, Series D,
	5.00%, 08/01/17	380,485
600,000	Commonwealth of Massachusetts Special Obligation Consolidation Loan Refunding Revenue Bonds, Series A, (FGIC)
	5.50%, 06/01/16	671,646

		1,052,131

Michigan — 6.0%
100,000	Canton Charter Township Capital Improvement GO, (FSA)
	5.00%, 04/01/14	109,332
200,000	Canton Charter Township Capital Improvement GO, (FSA)
	5.00%, 04/01/17	220,046

OLD WESTBURY FUNDS, INC. MUNICIPAL BOND FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Principal Amount		Value
Michigan (continued)
$130,000	Central Montcalm Public Schools GO, OID, (MBIA, Q-SBLF)
	5.35%, 05/01/11	$134,438
1,450,000	Central Montcalm Public Schools Refunding GO, (MBIA, Q-SBLF)
	5.00%, 05/01/23	1,496,560
125,000	Clarkston Community Schools GO, (Q-SBLF)
	5.00%, 05/01/15	135,599
345,000	Clintondale Community Schools Refunding GO, (MBIA, Q-SBLF)
	5.00%, 05/01/20	361,991
250,000	Detroit Water Supply System Revenue Bonds, Senior Lien, Series A, (FGIC)
	5.00%, 07/01/13	266,257
240,000	Dundee Community School District School Building & Site GO, (Q-SBLF)
	5.38%, 05/01/14	253,450
250,000	Dundee Community School District School Building & Site GO, OID, (Q-SBLF)
	5.38%, 05/01/19	264,010
325,000	East Lansing School District School Building & Site GO, OID, (Q-SBLF)
	5.35%, 05/01/16	343,057
150,000	Galesburg-Augusta Community Schools GO, (Q-SBLF)
	5.38%, 05/01/14	158,406
150,000	Jackson Public Schools School Building & Site Refunding GO, (FSA, Q-SBLF)
	5.00%, 05/01/15	162,820
2,500,000	Michigan Municipal Bond Authority State Clean Water Revolving Fund Revenue Bonds,
	5.00%, 10/01/23	2,640,050
260,000	Mount Clemens Community School District Refunding GO, (FSA, Q-SBLF)
	5.00%, 05/01/18	277,675
275,000	Oakland Schools Intermediate School District School Building & Site GO, (FSA)
	5.00%, 05/01/36	280,990
685,000	Oakland University Refunding Revenue Bonds, (AMBAC)
	5.25%, 05/15/18	725,559
245,000	Portage Public Schools School Building & Site GO, (FSA)
	5.00%, 05/01/14	260,636
225,000	Saginaw City School District School Building & Site GO, (FSA, Q-SBLF)
	5.00%, 05/01/26	232,632
750,000	State of Michigan Trunk Line Refunding Revenue Bonds, Series A,
	5.25%, 11/01/13	825,247
1,640,000	Stockbridge Community Schools Refunding GO, (FSA, Q-SBLF)
	5.00%, 05/01/21	1,718,736
150,000	Van Buren County GO, OID, (AMBAC)
	5.00%, 05/01/15	155,626
375,000	Warren Transportation Fund GO, OID,
	5.00%, 06/01/16	386,216
400,000	Zeeland Public Schools GO, (Q-SBLF)
	5.00%, 05/01/20	411,276

		11,820,609

Minnesota — 1.1%
950,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B,
	5.00%, 03/01/16	1,044,002
1,000,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B,
	5.00%, 03/01/17	1,099,410

		2,143,412

Mississippi — 1.1%
2,000,000	State of Mississippi GO, Series D, (MBIA)
	5.00%, 11/01/16	2,194,040

Missouri — 0.7%
900,000	North Kansas City School District No. 74 Refunding GO, (State Aid Direct Deposit)
	5.00%, 03/01/18	978,858
400,000	St. Louis Board of Education Direct Deposit Program GO, Series A, (MBIA, State Aid Direct Deposit)
	5.00%, 04/01/21	418,856

		1,397,714

Nebraska — 0.1%
185,000	Douglas County School District No. 54 Ralston Public Schools GO, OID, (FSA)
	4.60%, 12/15/12	193,695

OLD WESTBURY FUNDS, INC. MUNICIPAL BOND FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Principal Amount		Value
Nevada — 0.3%
$500,000	Washoe County GO, OID, (MBIA)
	5.00%, 06/01/17	$500,840
New Jersey — 4.1%
250,000	Freehold Township Board of Education Refunding GO, (MBIA, School Board Residual Funding)
	4.75%, 02/15/24	251,925
145,000	Gloucester County Improvement Authority Lease Refunding Revenue Bonds, Series A, (AMBAC)
	5.00%, 12/01/18	152,875
1,500,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series W,
	5.00%, 03/01/18	1,601,910
1,200,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series Q-6, (FGIC)
	4.95%, 03/01/31(b)	1,200,000
1,200,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A,
	5.00%, 09/01/16	1,324,368
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (MBIA)
	5.50%, 12/15/15	1,550,450
200,000	Old Bridge Township Board of Education Refunding GO, (MBIA, School Board Residual Funding)
	5.00%, 07/15/13	216,100
115,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID,
	5.00%, 06/01/14	123,433
1,175,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID,
	6.00%, 06/01/37	1,305,813
345,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID,
	6.13%, 06/01/42	385,048

		8,111,922

New Mexico — 0.5%
1,000,000	New Mexico Finance Authority State Office Building Tax Revenue Bonds, Series A,
	5.00%, 06/01/15	1,067,960

New York — 5.4%
2,000,000	City of New York Refunding GO, Series A1,
	5.00%, 08/01/15	2,168,960
4,450,000	City of New York Refunding GO, Series G, (MBIA)
	5.00%, 08/01/18	4,755,626
1,000,000	New York Power Authority Refunding Revenue Bonds, Series C, (MBIA)
	5.00%, 11/15/15	1,094,350
550,000	New York State Dormitory Authority Mental Health Services Facilities Improvement Revenue Bonds, Series C, (FGIC)
	5.00%, 02/15/16	589,759
1,450,000	New York State Dormitory Authority State University Lease Revenue Bonds,
	4.75%, 07/01/17	1,545,207
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A,
	5.00%, 03/15/17	440,232

		10,594,134

North Carolina — 1.9%
250,000	City of Winston-Salem COP, Series A,
	5.00%, 06/01/15	273,962
200,000	City of Winston-Salem COP, Series A,
	5.00%, 06/01/16	219,458
300,000	County of Brunswick GO, (FGIC)
	5.00%, 05/01/15	318,426
1,000,000	County of Harnett COP, Series A, (FSA)
	5.00%, 12/01/14	1,097,210
1,735,000	Dare County COP, (FGIC)
	5.00%, 06/01/17	1,848,608

		3,757,664

Ohio — 5.4%
2,000,000	Cincinnati City School District Refunding GO, (FGIC)
	5.00%, 12/01/17	2,189,340
300,000	City of Cincinnati GO,
	5.00%, 12/01/15	322,494

OLD WESTBURY FUNDS, INC. MUNICIPAL BOND FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Principal Amount		Value
Ohio (continued)
$2,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, (MBIA)
	5.00%, 12/01/19	$2,112,000
1,170,000	Hamilton City School District School Improvement GO, (FSA)
	5.00%, 12/01/20	1,254,568
700,000	Hamilton Local School District School Facilities Construction & Improvement GO, (FSA)
	5.00%, 12/01/25	726,327
100,000	Licking Heights Local School District Refunding GO, Series A, (MBIA)
	5.00%, 12/01/17	107,186
250,000	Licking Heights Local School District Refunding GO, Series A, (MBIA)
	5.00%, 12/01/18	265,735
2,365,000	Ohio State Building Authority Facilities Refunding Revenue Bonds, Series B, (FGIC)
	5.00%, 10/01/18	2,556,234
400,000	Ohio State Department of Administrative Services COP, Series A, (MBIA)
	5.00%, 09/01/16	428,836
500,000	Olentangy Local School District Refunding GO, Series A, (FSA)
	5.00%, 12/01/18	542,390
100,000	Wellston City School District GO,
	5.80%, 12/01/13	114,212

		10,619,322

Pennsylvania — 0.9%
115,000	New Castle Area School District GO, OID, (MBIA, State Aid Withholding)
	4.40%, 03/01/11	120,306
1,455,000	Pennsylvania Higher Educational Facilities Authority Temple University Refunding Revenue Bonds, (MBIA)
	5.00%, 04/01/17	1,569,087

		1,689,393

Puerto Rico — 6.5%
4,300,000	Commonwealth of Puerto Rico Pre-Refunded GO, Series B,
	5.00%, 07/01/35	4,779,794
1,900,000	Puerto Rico Electric Power Authority Refunded Balance Revenue Bonds, Series NN, OID,
	5.13%, 07/01/29	2,091,463
750,000	Puerto Rico Electric Power Authority Revenue Bonds, Series II, OID,
	5.25%, 07/01/31	824,535
300,000	Puerto Rico Electric Power Authority Revenue Bonds, Series RR, (FGIC)
	5.00%, 07/01/35	331,653
3,800,000	Puerto Rico Highway & Transportation Authority Revenue Bonds, Series K,
	5.00%, 07/01/40	4,200,938
520,000	Puerto Rico Highway & Transportation Authority Revenue Bonds, Series K,
	5.00%, 07/01/45	574,865

		12,803,248

Rhode Island — 0.3%
500,000	Rhode Island Economic Development Corp. Department of Transportation Revenue Bonds, Series C, (FSA)
	5.00%, 06/15/14	539,415

South Carolina — 0.8%
1,215,000	Berkeley County Water & Sewer Revenue Bonds, Series A, (FSA)
	5.00%, 06/01/21	1,282,275
150,000	McCormick County School District GO, (SCSDE)
	5.00%, 03/01/12	160,920
100,000	Richland County School District No. 1 GO, (FSA, SCSDE)
	4.75%, 03/01/14	107,590

		1,550,785

Texas — 23.7%
1,255,000	Alamo Community College District GO, Series A, (MBIA)
	5.50%, 08/15/15	1,414,962
1,260,000	Aledo Independent School District School Building GO, Series A, (PSF-GTD)
	5.00%, 02/15/20	1,327,964
110,000	Alief Independent School District GO, (PSF-GTD)
	5.00%, 02/15/13	116,632

OLD WESTBURY FUNDS, INC. MUNICIPAL BOND FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Principal Amount		Value
Texas (continued)
$500,000	Allen Independent School District GO, (PSF-GTD)
	5.00%, 02/15/21	$520,820
100,000	Austin Revenue Bonds, (MBIA)
	5.25%, 05/15/25	109,774
250,000	Birdville Independent School District Building GO, (PSF-GTD)
	5.00%, 02/15/18	266,992
1,000,000	Brownsville Independent School District GO, (PSF-GTD)
	5.50%, 08/15/18	1,086,240
895,000	City of El Paso Water & Sewer Refunding Revenue Bonds, (MBIA)
	4.50%, 03/01/14	946,570
135,000	City of Garland GO, OID,
	4.50%, 02/15/19	137,242
255,000	City of Laredo GO, OID, (FGIC)
	5.38%, 08/15/20	275,999
500,000	City of San Antonio GO, OID,
	4.38%, 02/01/23	490,645
1,630,000	City of San Antonio Un-Refunded GO,
	5.25%, 08/01/13	1,789,919
1,375,000	City of Temple Utilities System Revenue Bonds, (MBIA)
	5.00%, 08/01/23	1,411,946
1,500,000	Clint Independent School District School Building GO, Series A, (PSF-GTD)
	5.00%, 08/15/28	1,543,650
830,000	Comal Independent School District School Building GO, (PSF-GTD)
	5.00%, 02/01/28	846,102
300,000	Coppell Independent School District School Building GO, (MBIA)
	5.00%, 08/15/15	328,677
315,000	Coppell Independent School District School Building GO, (MBIA)
	5.00%, 08/15/16	345,599
500,000	County of Hidalgo GO, (MBIA)
	4.50%, 08/15/19	516,730
100,000	Dallas Area Rapid Transit Senior Lien Sales Tax Refunding Revenue Bonds, (AMBAC)
	5.00%, 12/01/17	108,783
1,000,000	Dallas Independent School District School Building GO, (PSF-GTD)
	4.75%, 08/15/25	1,016,360
515,000	Denton GO, (MBIA)
	5.00%, 02/15/14	559,841
245,000	El Paso County Refunding GO, (MBIA)
	5.00%, 02/15/16	267,729
1,000,000	El Paso Independent School District GO, (PSF-GTD)
	5.00%, 08/15/12	1,078,020
3,000,000	Fort Worth Independent School District Refunding GO, (PSF-GTD)
	5.00%, 02/15/17	3,271,260
1,095,000	Friendswood Water & Sewer Refunding Revenue Bonds, (FSA)
	5.00%, 03/01/21	1,149,849
350,000	Frisco Independent School District School Building GO, Series B, (MBIA)
	5.50%, 07/15/13	387,695
275,000	Giddings Independent School District School Building GO, Series A, (PSF-GTD)
	5.00%, 02/15/17	301,356
700,000	Grapevine Refunding GO, Series A, (MBIA)
	5.00%, 08/15/17	751,037
1,000,000	Grapevine Refunding GO, Series A, (MBIA)
	5.00%, 08/15/19	1,057,580
370,000	Gregory-Portland Independent School District GO, OID, (PSF-GTD)
	5.50%, 08/15/19	395,093
1,000,000	Harlandale Independent School District Refunding GO, (PSF-GTD)
	5.00%, 08/15/35	1,015,160
500,000	Harlandale Independent School District School Building GO, (PSF-GTD)
	5.00%, 08/15/18	540,400
375,000	Hays Consolidated Independent School District Refunding GO, (PSF-GTD)
	5.25%, 08/15/18	405,094
100,000	Keller Independent School District School Building GO, (PSF-GTD)
	5.00%, 08/15/18	108,895
100,000	Klein Independent School District GO, (PSF-GTD)
	5.00%, 08/01/18	105,403
115,000	Lake Travis Independent School District School Building GO, Series A, (PSF-GTD)
	5.00%, 02/15/19	122,457

OLD WESTBURY FUNDS, INC. MUNICIPAL BOND FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,300,000	Magnolia Independent School District Schoolhouse GO, (PSF-GTD)
	5.00%, 08/15/17	$1,429,480
220,000	McKinney GO, OID, (FGIC)
	5.20%, 08/15/14	227,979
840,000	Midland College District GO, (FGIC)
	5.00%, 02/15/24	861,286
700,000	Northwest Independent School District GO, (PSF-GTD)
	4.50%, 02/15/18	725,529
300,000	Plano Independent School District GO, (PSF-GTD)
	4.50%, 02/15/19	311,109
525,000	Red Oak Independent School District School Building GO, (PSF-GTD)
	5.00%, 08/15/18	571,699
375,000	San Antonio Independent School District Refunding GO, (PSF-GTD)
	5.00%, 08/15/16	409,084
295,000	San Felipe-Del Rio Consolidated Independent School District GO, OID, (PSF-GTD)
	5.38%, 08/15/16	314,193
450,000	San Jacinto Community College District Refunding GO, (AMBAC)
	4.25%, 02/15/13	470,560
1,005,000	San Jacinto Community College District Refunding GO, (AMBAC)
	4.25%, 02/15/14	1,053,190
1,500,000	Socorro Independent School District Refunding GO, (PSF-GTD)
	5.25%, 08/15/13	1,649,700
845,000	Spring Independent School District GO, (PSF-GTD)
	5.00%, 02/15/14	920,889
2,705,000	Spring Independent School District GO, (PSF-GTD)
	5.00%, 02/15/15	2,959,757
750,000	State of Texas Public Finance Authority GO,
	5.00%, 10/01/26	776,138
635,000	State of Texas Public Finance Authority Park & Wildlife GO, OID,
	5.90%, 10/01/17	665,969
250,000	Texas Tech University Refunding Revenue Bonds, (AMBAC)
	5.00%, 02/15/16	271,425
3,000,000	University of Texas Financing Systems Refunding Revenue Bonds, Series C,
	5.00%, 08/15/16	3,309,480
1,610,000	University of Texas Financing Systems Refunding Revenue Bonds, Series E,
	5.00%, 08/15/15	1,773,673
1,095,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC)
	5.00%, 12/01/17	1,189,509
280,000	Ysleta Independent School District Public Facility Corp. Lease Revenue Bonds, (AMBAC)
	5.50%, 11/15/10	293,373

		46,302,497

Utah — 0.1%
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC)
	5.00%, 11/01/15	136,141

Virginia — 0.4%
225,000	City of Norfolk Water Revenue Bonds,
	5.00%, 11/01/16	245,628
150,000	City of Virginia Beach Public Improvement GO,
	5.00%, 01/15/16	165,480
300,000	Virginia College Building Authority, Educational Facilities 21st Century College & Equipment Revenue Bonds,
	5.00%, 02/01/16	326,415

		737,523

Washington — 4.8%
100,000	CDP-King County III Lease Refunding Revenue Bonds, King Street Center Project, (MBIA)
	5.00%, 06/01/17	108,893
100,000	Clark County Public Utility District No. 1 Generating System Refunding Revenue Bonds, (FGIC)
	5.00%, 01/01/13	107,054
200,000	Pierce County School District No. 320 Sumner Refunding GO, (FGIC, School Board Guaranty)
	5.00%, 12/01/16	214,884

OLD WESTBURY FUNDS, INC. MUNICIPAL BOND FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Principal Amount		Value
Washington (continued)
$250,000	Snohomish County School District No. 6 Mukilteo GO, OID, (School Board Guaranty)
	5.35%, 12/01/15	$267,638
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC)
	5.00%, 04/01/16	2,172,460
4,000,000	State of Washington Various Purpose Refunding GO, Series R-2006A, (AMBAC)
	5.00%, 07/01/17	4,290,280
2,005,000	University of Washington Refunding Revenue Bonds,
	5.00%, 12/01/15	2,195,114

		9,356,323

West Virginia — 0.2%
275,000	West Virginia University Revenue Bonds, Series A, (MBIA)
	5.50%, 04/01/17	312,925

Wisconsin — 1.8%
135,000	Cedarburg School District Refunding GO, Series B, (FSA)
	5.00%, 03/01/13	143,454
145,000	Cedarburg School District Refunding GO, Series B, (FSA)
	5.00%, 03/01/14	154,080
775,000	County of Outagamie Refunding GO,
	5.50%, 04/01/14	838,155
150,000	Door County GO, Series A, OID, (FGIC)
	5.25%, 09/01/20	160,296
500,000	Fond Du Lac Promissory Notes GO, OID, (FGIC)
	4.40%, 05/01/11	519,605
100,000	Fond Du Lac Refunding GO, (FGIC)
	4.75%, 03/01/15	107,018
100,000	Fond Du Lac Refunding GO, (FGIC)
	4.75%, 03/01/16	106,528
130,000	Menomonee Falls Water Systems Mortgage Refunding Revenue Bonds, OID, (FSA)
	4.60%, 12/01/10	137,224
520,000	Osceola School District School Building GO, Series A, OID, (FGIC)
	5.13%, 05/01/17	539,386
220,000	Two Rivers Public School District Refunding GO, (FSA)
	5.75%, 03/01/12	233,176
505,000	Verona Area School District GO, Series A, (MBIA)
	5.50%, 10/01/12	523,013

		3,461,935

Total Municipal Bonds
(Cost $185,231,136)		187,811,895

Shares
INVESTMENT COMPANY — 4.3%
8,311,899	SEI Daily Income Trust
	Government II Fund, Class A	8,311,899

Total Investment Company
(Cost $8,311,899)		8,311,899

TOTAL INVESTMENTS — 100.3%
(Cost $193,543,035)(a)		196,123,794
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(545,296)

NET ASSETS — 100.0%		$195,578,498

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$3,247,052
Unrealized depreciation	(666,293)

Net unrealized appreciation	$2,580,759

(b)	Variable rate security. Rate represents the rate in effect as of April 30, 2008. Maturity reflects final maturity date.

AMBAC — Insured by AMBAC Indemnity Corp.

COP — Certificates of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

FSA — Insured by Financial Security Assurance, Inc.

GO — General Obligations

MBIA — Insured by MBIA

OID — Original Issue Discount

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

SCSDE — South Carolina State Department of Education

XLCA — XL Capital Insurance

OLD WESTBURY FUNDS, INC. MUNICIPAL BOND FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Portfolio diversification by State (Unaudited)

Percentage of Net Assets
Alabama	1.4%
Arizona	0.7
California	5.1
Colorado	0.3
Florida	4.0
Georgia	2.7
Illinois	4.3
Indiana	7.7
Iowa	0.1
Kansas	0.1
Kentucky	0.6
Louisiana	1.1
Maine	1.3
Massachusetts	0.5
Michigan	6.0
Minnesota	1.1
Mississippi	1.1
Missouri	0.7
Nebraska	0.1
Nevada	0.3
New Jersey	4.1
New Mexico	0.5
New York	5.4
North Carolina	1.9
Ohio	5.4
Pennsylvania	0.9
Puerto Rico	6.5
Rhode Island	0.3
South Carolina	0.8
Texas	23.7
Utah	0.1
Virginia	0.4
Washington	4.8
West Virginia	0.2
Wisconsin	1.8
Other*	4.0

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

This Page Intentionally Left Blank

OLD WESTBURY FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2008 (Unaudited)

	LARGE CAP EQUITY FUND	MID CAP EQUITY FUND	INTERNATIONAL FUND
ASSETS:
Investments, at value	$451,118,823	$873,903,942	$1,876,492,675
Foreign currency, at value (Cost $0, $0, $85,000,236, $2,225,634, $13,660,989, $0, $0 and $0, respectively)	—	—	86,908,431
Cash	—	—	980,256
Restricted deposits with broker for foreign currency contracts	—	—	—
Segregated cash for futures contracts (Note 2)	—	—	—
Dividends and interest receivable	353,549	230,315	13,200,402
Receivable for Fund shares sold	1,007,500	983,870	1,527,090
Receivable for investments sold	—	2,015,625	24,708,380
Cash paid to broker on swap contracts	—	—	—
Unrealized appreciation on swap agreements	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—
Prepaid expenses	18,187	34,019	25,211
Other assets	—	—	—

Total Assets	452,498,059	877,167,771	2,003,842,445

LIABILITIES:
Foreign currency, at value (Cost $0, $0, $0, $0, $0, $93,654, $0 and $0, respectively)	—	—	—
Cash due to broker on swap agreements (Note 2)	—	—	—
Written option contracts, at value (premium received $0, $0, $0, $0, $33,889,475, $8,759,976,000, $0 and $0, respectively)	—	—	—
Payable for Fund shares redeemed	121,804	225,173	1,096,935
Payable for investments purchased	—	5,948,622	54,641,708
Payable for swap contracts purchased	—	—	—
Unrealized depreciation on swap agreements	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—
Variation margin	—	—	—
Deferred tax liability payable (Note 5)	—	—	—
Accrued expenses and other payables:
Investment advisory	246,148	468,287	1,143,737
Administration	8,879	14,894	30,842
Shareholder servicing fee	54,874	103,349	231,913
Custody	36,583	68,896	231,649
Directors	—	72	1,185
Legal and Audit	47,409	87,800	176,644
Other	14,964	63,391	83,395

Total Liabilities	530,661	6,980,484	57,638,008

NET ASSETS	$451,967,398	$870,187,287	$1,946,204,437

NET ASSETS consist of:
Capital paid-in	$390,031,688	$817,985,617	$1,765,823,213
Accumulated undistributed net investment income/(loss)	631,986	(39,850)	12,256,555
Accumulated undistributed net realized gain/(loss) on investments, futures contracts, swap agreements, written options and foreign currency transactions	21,426,198	(19,299,207)	22,258,292
Net unrealized appreciation on investments, futures contracts, swap agreements, written options and deferred taxes	39,877,526	71,540,727	143,875,859
Net unrealized appreciation/(depreciation) of other assets and liabilities denominated in foreign currencies	—	—	1,990,518

NET ASSETS	$451,967,398	$870,187,287	$1,946,204,437

Net Asset Value, maximum offering price and redemption price per share	$14.36	$14.11	$11.73

SHARES OF CAPITAL STOCK OUTSTANDING	31,480,098	61,681,393	165,948,381

INVESTMENTS, AT COST	$411,241,297	$802,363,215	$1,732,616,816

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES - (Continued)

April 30, 2008 (Unaudited)

GLOBAL SMALL CAP FUND	GLOBAL OPPORTUNITIES FUND	REAL RETURN FUND	FIXED INCOME FUND	MUNICIPAL BOND FUND
$1,033,470,280	$1,653,626,665	$11,703,377,325	$156,550,127	$196,123,794
2,257,890	11,853,487	—	—	—
107,858	373,201	162	52,388	—
—	1,660,000	—	—	—
—	4,171,316	—	—	—
1,802,748	6,589,950	8,654,837	2,370,361	2,559,281
1,260,283	3,801,953	1,862,810	148,060	278,500
9,315,708	28,259,484	16,818,296	—	550,550
—	270,000		—	—
—	533,637	155,418,199	—	—
—	10,479,978	303,313	—	—
20,932	76,367	25,594	29,396	15,610
1,502	—	—	—	—

1,048,237,201	1,721,696,038	11,886,460,536	159,150,332	199,527,735

—	—	97,161	—	—
—	—	161,608,000	—	—
—	35,698,810	9,478,690,480	—	—
427,944	231,013	172,048	53,235	700
5,872,599	47,113,384	14,839,163	328,397	3,805,395
—	—	431,253	—	—
—	88,951	10,602,164	—	—
—	14,777,672	—	—	—
—	1,075,500	11,147	—	—
32,278	—	—	—	—
703,694	1,429,994	1,556,027	57,956	70,960
17,476	28,236	36,076	4,476	4,991
124,181	191,577	274,593	6,430	7,857
20,596	3,197	16,499	12,860	15,714
—	4,131	—	—	—
71,848	89,551	82,029	21,939	23,738
34,898	104,389	204,638	18,969	19,882

7,305,514	100,836,405	9,668,621,278	504,262	3,949,237

$1,040,931,687	$1,620,859,633	$2,217,839,258	$158,646,070	$195,578,498

$924,164,233	$1,605,687,783	$1,805,474,627	$149,769,342	$191,231,579
2,878,299	8,365,362	13,592,179	1,866,927	1,981,836
23,279,059	(20,592,759)	151,260,636	1,236,911	(215,676)
90,569,567	31,722,312	247,221,851	5,772,890	2,580,759
40,529	(4,323,065)	289,965	—	—

$1,040,931,687	$1,620,859,633	$2,217,839,258	$158,646,070	$195,578,498

$12.46	$9.65	$13.74	$11.28	$11.29

83,515,722	168,009,588	161,450,859	14,058,811	17,319,488

$942,868,435	$1,621,418,095	$10,882,257,029	$150,777,237	$193,543,035

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF OPERATIONS

For the Period Ended April 30, 2008 (Unaudited)

	LARGE CAP EQUITY FUND	MID CAP EQUITY FUND	INTERNATIONAL FUND
INVESTMENT INCOME:
Interest	$309,965	$722,797	$699,095
Dividends	3,935,282	3,709,058	26,517,592
Foreign tax withheld	—	—	(2,177,529)

Total investment income	4,245,247	4,431,855	25,039,158

EXPENSES:
Investment advisory fees	1,545,433	2,871,352	6,925,986
Shareholder servicing fees	331,164	633,937	1,404,222
Administration and Accounting fees	56,369	96,570	198,701
Custodian fees	220,776	422,625	1,404,222
Directors fees and expenses	22,270	45,242	99,955
Insurance premiums	8,714	17,769	18,837
Interest expense	—	—	—
Legal and Audit fees	37,758	69,318	142,983
Miscellaneous expenses	9,346	14,907	33,211
Printing and postage fees	3,911	8,418	18,181
Registration fees	5,834	40,287	36,559
Transfer agent fees	32,702	60,821	122,291

Total expenses	2,274,277	4,281,246	10,405,148
Expenses waived by Adviser (Note 3)	(66,516)	—	—

Net expenses	2,207,761	4,281,246	10,405,148

NET INVESTMENT INCOME	2,037,486	150,609	14,634,010

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, WRITTEN OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gains/(loss) on:
Investments	21,511,395	(18,793,585)	18,343,985
Futures contracts	—	—	—
Swap agreements	—	—	—
Written options	—	—	—
Foreign currency transactions	—	—	5,534,471
Net change in unrealized appreciation/depreciation on:
Investments	(55,429,563)	(100,644,891)	(293,005,661)
Futures contracts	—	—	—
Swap agreements	—	—	—
Written options	—	—	—
Foreign currency transactions	—	—	(936,263)
Deferred taxes on unrealized appreciation	—	—	—

Net realized and change in unrealized gain/(loss) on investments, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	(33,918,168)	(119,438,476)	(270,063,468)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(31,880,682)	$(119,287,867)	$(255,429,458)

[a]	For the period from November 28, 2007 (commencement of operations) to April 30, 2008.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF OPERATIONS

For the Period Ended April 30, 2008 (Unaudited) (Continued)

GLOBAL SMALL CAP FUND	GLOBAL OPPORTUNITIES FUND[a]	REAL RETURN FUND	FIXED INCOME FUND	MUNICIPAL BOND FUND
$1,271,238	$6,876,640	$20,832,124	$3,353,907	$3,458,015
7,350,894	9,898,961	11,868,294	16,358	58,012
(247,784)	(214,685)	(644,519)	—	—

8,374,348	16,560,916	32,055,899	3,370,265	3,516,027

3,726,776	5,304,537	8,396,335	330,742	403,745
657,666	726,640	1,481,706	110,248	134,582
99,389	122,071	208,203	27,046	30,263
120,418	147,539	73,342	73,498	89,721
41,173	24,866	82,034	6,587	7,944
11,168	—	16,276	12,531	6,756
—	—	2,834,080	—	—
65,193	89,551	137,775	16,072	17,847
99,555	127,340	48,579	5,358	16,166
7,216	13,663	13,129	1,073	1,249
5,868	612	174,860	19,772	18,178
53,691	59,192	102,137	14,181	14,566

4,888,113	6,616,011	13,568,456	617,108	741,017
—	(76,253)	—	(102,620)	(112,969)

4,888,113	6,539,758	13,568,456	514,488	628,048

3,486,235	10,021,158	18,487,443	2,855,777	2,887,979

23,672,689	(18,902,037)	29,298,158	1,476,280	(91,838)
—	(3,619,059)	9,484,447	—	—
—	—	113,396,242	—	—
—	(1,328,786)	4,349,284	—	—
46,643	3,257,123	1,309,509	—	—
(134,677,365)	32,208,570	(184,940,894)	4,109,382	1,138,687
—	878,391	(4,538,325)	—	—
—	444,686	42,979,777	—	—
—	(1,809,335)	78,681,296	—	—
(64,952)	(4,323,065)	(620,526)	—	—
31,309	—	—	—	—

(110,991,676)	6,806,488	89,398,968	5,585,662	1,046,849

$(107,505,441)	$16,827,646	$107,886,411	$8,441,439	$3,934,828

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	LARGE CAP EQUITY FUND		MID CAP EQUITY FUND
	FOR THE SIX MONTHS ENDED APRIL 30, 2008 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2007	FOR THE SIX MONTHS ENDED APRIL 30, 2008 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2007
FROM OPERATIONS:
Net investment income	$2,037,486	$2,080,481	$150,609	$965,576
Net realized gain/(loss) on investments and foreign currency transactions	21,511,395	37,689,242	(18,793,585)	118,724,295
Net change in unrealized appreciation/ (depreciation) on investments, foreign currency transactions and deferred taxes	(55,429,563)	22,869,863	(100,644,891)	22,185,445

Net increase/(decrease) in net assets resulting from operations	(31,880,682)	62,639,586	(119,287,867)	141,875,316

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,893,131)	(1,621,113)	(1,156,034)	—
Capital gains	(12,901,969)	—	(88,341,055)	(127,809,775)

Net decrease in net assets from distributions	(15,795,100)	(1,621,113)	(89,497,089)	(127,809,775)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Net proceeds from sale of capital stock	57,820,336	105,122,994	126,840,466	171,165,009
Reinvestment of distributions	14,453,146	725,436	89,050,855	64,878,050
Net cost of capital stock redeemed	(61,787,677)	(74,202,563)	(148,970,871)	(152,581,447)

Net increase/(decrease) in net assets resulting from capital stock transactions	10,485,805	31,645,867	66,920,450	83,461,612

Net increase/(decrease) in net assets	(37,189,977)	92,664,340	(141,864,506)	97,527,153
NET ASSETS:
Beginning of period	489,157,375	396,493,035	1,012,051,793	914,524,640

End of period	$451,967,398	$489,157,375	$870,187,287	$1,012,051,793

Undistributed net investment income/(loss)	$631,986	$1,487,631	$(39,850)	$965,576

CAPITAL SHARE TRANSACTIONS:
Shares sold	4,075,583	7,148,855	8,977,114	10,050,029
Shares issued as reinvestment of distributions	950,865	51,304	5,708,388	3,896,608
Shares redeemed	(4,321,520)	(5,088,530)	(9,820,755)	(8,719,018)

Net increase in shares outstanding	704,928	2,111,629	4,864,747	5,227,619

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS - (Continued)

INTERNATIONAL FUND		GLOBAL SMALL CAP FUND
FOR THE SIX MONTHS ENDED APRIL 30, 2008 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2007	FOR THE SIX MONTHS ENDED APRIL 30, 2008 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2007
$14,634,010	$22,966,988	$3,486,235	$4,940,171
23,878,456	232,828,161	23,719,332	56,808,787

(293,941,924)	78,867,401	(134,711,008)	108,413,003

(255,429,458)	334,662,550	(107,505,441)	170,161,961

(24,241,701)	(22,498,750)	(3,890,677)	(5,998,025)
(201,403,466)	(106,837,251)	(56,158,041)	(21,325,000)

(225,645,167)	(129,336,001)	(60,048,718)	(27,323,025)

285,938,102	309,524,926	315,236,122	121,658,415
223,061,287	68,426,269	59,735,629	14,897,306
(255,620,231)	(324,420,454)	(73,107,153)	(71,265,485)

253,379,158	53,530,741	301,864,598	65,290,236

(227,695,467)	258,857,290	134,310,439	208,129,172

2,173,899,904	1,915,042,614	906,621,248	698,492,076

$1,946,204,437	$2,173,899,904	$1,040,931,687	$906,621,248

$12,256,555	$21,864,246	$2,878,299	$3,282,741

24,492,979	21,772,165	26,029,173	8,633,976
1,752,489	4,986,035	4,752,238	1,134,601
(20,597,830)	(23,140,895)	(5,932,203)	(5,067,354)

5,647,638	3,617,305	24,849,208	4,701,223

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS - (Continued)

	GLOBAL OPPORTUNITIES FUND	REAL RETURN FUND
	FOR THE PERIOD ENDED APRIL 30, 2008 (Unaudited)[a]	FOR THE SIX MONTHS ENDED APRIL 30, 2008 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2007
FROM OPERATIONS:
Net investment income	$10,021,158	$18,487,443	$29,027,157
Net realized gain/(loss) on investments, swap agreements, futures contracts, written options and foreign currency transactions	(20,592,759)	157,837,640	141,906,346
Net change in unrealized appreciation/(depreciation) on investments, swap agreements, futures contracts, written options and foreign currency transactions	27,399,247	(68,438,672)	224,271,704

Net increase in net assets resulting from operations	16,827,646	107,886,411	395,205,207

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,655,796)	(10,618,575)	(33,878,701)
Capital gains	—	(88,411,089)	(103,294,543)

Net decrease in net assets from distributions	(1,655,796)	(99,029,664)	(137,173,244)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Net proceeds from sale of capital stock	1,624,510,253	386,411,500	303,266,001
Reinvestment of distributions	1,655,503	98,502,716	76,110,638
Net cost of capital stock redeemed	(20,477,973)	(72,415,306)	(105,631,699)

Net increase in net assets resulting from capital stock transactions	1,605,687,783	412,498,910	273,744,940

Net increase in net assets	1,620,859,633	421,355,657	531,776,903
NET ASSETS:
Beginning of period	—	1,796,483,601	1,264,706,698

End of period	$1,620,859,633	$2,217,839,258	$1,796,483,601

Undistributed net investment income	$8,365,362	$13,592,179	$5,723,311

CAPITAL SHARE TRANSACTIONS:
Shares sold	170,030,474	28,191,251	24,761,078
Shares issued as reinvestment of distributions	166,885	7,713,603	6,498,747
Shares redeemed	(2,187,771)	(5,342,707)	(8,636,256)

Net increase in shares outstanding	168,009,588	30,562,147	22,623,569

[a]	For the period from November 28, 2007 (commencement of operations) to April 30, 2008.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS - (Continued)

FIXED INCOME FUND		MUNICIPAL BOND FUND
FOR THE SIX MONTHS ENDED APRIL 30, 2008 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2007	FOR THE SIX MONTHS ENDED APRIL 30, 2008 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2007
$2,855,777	$5,067,262	$2,887,979	$4,667,084
1,476,280	1,100,039	(91,838)	(101,465)
4,109,382	413,880	1,138,687	(494,973)

8,441,439	6,581,181	3,934,828	4,070,646

(3,028,781)	(5,036,915)	(2,693,822)	(4,373,592)
(203,835)	—	—	—

(3,232,616)	(5,036,915)	(2,693,822)	(4,373,592)

21,732,918	50,437,680	40,945,814	72,156,290
3,213,686	2,841,839	2,675,157	1,713,119
(10,514,522)	(14,085,371)	(14,788,875)	(24,503,205)

14,432,082	39,194,148	28,832,096	49,366,204

19,640,905	40,738,414	30,073,102	49,063,258
139,005,165	98,266,751	165,505,396	116,442,138

$158,646,070	$139,005,165	$195,578,498	$165,505,396

$1,866,927	$2,039,931	$1,981,836	$1,787,679

1,927,840	4,727,213	3,630,665	6,477,362
294,024	270,812	239,281	155,545
(940,967)	(1,323,491)	(1,313,970)	(2,199,676)

1,280,897	3,674,534	2,555,976	4,433,231

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2008	YEAR ENDED OCTOBER 31,
	(Unaudited)	2007	2006	2005	2004	2003
Net asset value, beginning of period	$15.89	$13.83	$12.20	$11.51	$10.98	$9.85

Investment operations:
Net investment income/(loss)	0.07 [a]	0.07	0.06	0.07	0.00 [b]	(0.02)
Net realized and unrealized gains/(losses) on investments	(1.09)	2.05	1.62	0.67	0.53	1.15

Total from investment operations	(1.02)	2.12	1.68	0.74	0.53	1.13

Distributions:
Net investment income	(0.09)	(0.06)	(0.05)	(0.05)	—	—
Net realized gains	(0.42)	—	—	—	—	—

Total distributions	(0.51)	(0.06)	(0.05)	(0.05)	—	—

Net asset value, end of period	$14.36	$15.89	$13.83	$12.20	$11.51	$10.98

Total return	(6.6)%[c]	15.4%	13.8%	6.4%	4.9%	11.5%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$451,967	$489,157	$396,493	$306,520	$290,045	$228,994
Ratio of expenses to average net assets	1.00%[d]	1.01%	1.06%	1.14%	1.21%	1.25%
Ratio of net investment income/(loss) to average net assets	0.92%[d]	0.48%	0.47%	0.61%	(0.01)%	(0.20)%
Ratio of expenses to average net assets*	1.03%[d]	1.04%	— [e]	— [e]	— [e]	1.27%
Portfolio turnover rate	44%[c]	43%	56%	47%	40%	88%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.
[a]	Calculated using the average shares method for the period.
[b]	Less than $0.01 or $(0.01) per share.
[c]	Not Annualized.
[d]	Annualized.
[e]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

MID CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2008	YEAR ENDED OCTOBER 31,
	(Unaudited)	2007	2006	2005	2004	2003
Net asset value, beginning of period	$17.81	$17.73	$16.11	$14.82	$14.06	$12.58

Investment operations:
Net investment income/(loss)	0.00 [a,b]	0.02	0.00 [a]	(0.03)	(0.03)	0.00 [a]
Net realized and unrealized gains/(losses) on investments	(2.12)	2.63	3.31	1.32	0.79	1.49

Total from investment operations	(2.12)	2.65	3.31	1.29	0.76	1.49

Distributions:
Net investment income	(0.02)	—	—	—	—	(0.01)
Net realized gains	(1.56)	(2.57)	(1.69)	—	—	—

Total distributions	(1.58)	(2.57)	(1.69)	—	—	(0.01)

Net asset value, end of period	$14.11	$17.81	$17.73	$16.11	$14.82	$14.06

Total return	(12.7)%[c]	16.4%	21.9%	8.6%	5.5%	11.8%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$870,187	$1,012,052	$914,525	$774,551	$810,668	$673,753
Ratio of expenses to average net assets	1.01%[d]	1.00%	1.03%	1.11%	1.16%	1.19%
Ratio of net investment income/(loss) to average net assets	0.04%[d]	0.10%	(0.07)%	(0.18)%	(0.24)%	(0.01)%
Portfolio turnover rate	56%[c]	70%	70%	36%	53%	3%

[a]	Less than $0.01 or $(0.01) per share.
[b]	Calculated using the average shares method for the period.
[c]	Not Annualized.
[d]	Annualized.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2008	YEAR ENDED OCTOBER 31,
	(Unaudited)	2007	2006	2005	2004	2003
Net asset value, beginning of period	$15.04	$13.59	$11.23	$9.68	$8.59	$6.90

Investment operations:
Net investment income	0.09 [a]	0.17	0.14	0.10	0.09	0.07
Net realized and unrealized gains/(losses) on investments and foreign currency transactions	(1.82)	2.24	2.30	1.57	1.09	1.77

Total from investment operations	(1.73)	2.41	2.44	1.67	1.18	1.84

Distributions:
Net investment income	(0.17)	(0.17)	(0.08)	(0.12)	(0.09)	(0.15)
Net realized gains	(1.41)	(0.79)	—	—	—	—

Total distributions	(1.58)	(0.96)	(0.08)	(0.12)	(0.09)	(0.15)

Net asset value, end of period	$11.73	$15.04	$13.59	$11.23	$9.68	$8.59

Total return	(12.3)%[b]	18.5%	21.9%	17.3%	13.8%	27.2%

Annualized ratios/supplemental data:
Net Assets at end of period (000’s)	$1,946,204	$2,173,900	$1,915,043	$1,518,585	$794,107	$518,690
Ratio of expenses to average net assets	1.11%[c]	1.11%	1.14%	1.25%	1.31%	1.36%
Ratio of net investment income to average net assets	1.56%[c]	1.15%	1.17%	1.10%	1.01%	1.08%
Portfolio turnover rate	20%[b]	44%	50%	49%	51%	143%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2008 (Unaudited)	YEAR ENDED 10/31/07	YEAR ENDED 10/31/06	PERIOD ENDED 10/31/05[a]
Net asset value, beginning of period	$15.45	$12.94	$10.69	$10.00

Investment operations:
Net investment income	0.04 [b]	0.09	0.07	0.03
Net realized and unrealized gains/(losses) on investments, foreign currency transactions and deferred taxes	(2.00)	2.93	2.21	0.66

Total from investment operations	(1.96)	3.02	2.28	0.69

Distributions:
Net investment income	(0.07)	(0.11)	(0.02)	—
Net realized gains	(0.96)	(0.40)	(0.01)	—

Total distributions	(1.03)	(0.51)	(0.03)	—

Net asset value, end of period	$12.46	$15.45	$12.94	$10.69

Total return	(12.8)%[c]	24.1%	21.4%	6.9%[c]

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,040,932	$906,621	$698,492	$502,103
Ratio of expenses to average net assets	1.11%[d]	1.13%	1.15%	1.24%[d]
Ratio of net investment income to average net assets	0.80%[d]	0.62%	0.60%	0.52%[d]
Portfolio turnover rate	16%[c]	35%	39%	8%[c]

a.	For the period from April 7, 2005 (commencement of operations) to October 31, 2005.
b.	Calculated using the average shares method for the period.
c.	Not Annualized.
d.	Annualized.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

PERIOD ENDED APRIL 30, 2008 (Unaudited)[a]
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	0.08 [b]
Net realized and unrealized losses on investments, futures contracts, swap agreements, written options and foreign currency transactions	(0.41)

Total from investment operations	(0.33)

Distributions:
Net investment income	(0.02)

Total distributions	(0.02)

Net asset value, end of period	$9.65

Total return	(3.27)%[c]

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,620,860
Ratio of expenses to average net assets	1.35%[d]
Ratio of net investment income to average net assets	2.07%[d]
Ratio of expenses to average net assets*	1.37%[d]
Portfolio turnover rate	56%[c]

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.
[a]	For the period from November 28, 2007 (commencement of operations) to April 30, 2008.
[b]	Calculated using the average shares method for the period.
[c]	Not Annualized.
[d]	Annualized.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2008 (Unaudited)	YEAR ENDED 10/31/07	YEAR ENDED 10/31/06	PERIOD ENDED 10/31/05[a]
Net asset value, beginning of period	$13.73	$11.68	$10.41	$10.00

Investment operations:
Net investment income	0.13 [b]	0.24	0.17	0.09
Net realized and unrealized gains on investments, futures contracts, swap agreements, written options and foreign currency transactions	0.63	3.00	1.31	0.32

Total from investment operations	0.76	3.24	1.48	0.41

Distributions:
Net investment income	(0.08)	(0.29)	(0.15)	—
Net realized gains	(0.67)	(0.90)	(0.06)	—

Total distributions	(0.75)	(1.19)	(0.21)	—

Net asset value, end of period	$13.74	$13.73	$11.68	$10.41

Total return	6.0%[c]	29.8%	14.4%	4.1%[c]

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$2,217,839	$1,796,484	$1,264,707	$839,573
Ratio of expenses to average net assets	1.37%[d,e]	1.25%[e]	1.10%	1.16%[d]
Ratio of expenses to average net assets (excluding interest expense)[e]	1.09%[d]	1.09%	—	—
Ratio of net investment income to average net assets	1.87%[d]	1.97%	1.81%	1.97%[d]
Portfolio turnover rate	31%[c]	36%	56%	5%[c]

[a]	For the period from April 29, 2005 (commencement of operations) to October 31, 2005.
[b]	Calculated using the average shares method for the period.
[c]	Not Annualized.
[d]	Annualized.
[e]

When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio. The Fund’s overall expense ratio, excluding such interest expense, would be 1.09%.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2008	YEAR ENDED OCTOBER 31,
	(Unaudited)	2007	2006	2005	2004	2003
Net asset value, beginning of period	$10.88	$10.79	$10.78	$10.98	$11.12	$11.14

Investment operations:
Net investment income/(loss)	0.22 [a]	0.42	0.44	0.33	0.31	(0.30)
Net realized and unrealized gains/(losses) on investments	0.43	0.14	(0.02)	(0.17)	(0.01)	0.09

Total from investment operations	0.65	0.56	0.42	0.16	0.30	0.39

Distributions:
Net investment income	(0.23)	(0.47)	(0.38)	(0.36)	(0.37)	(0.41)
Net realized gains	(0.02)	—	(0.03)	— [b]	(0.07)	—

Total distributions	(0.25)	(0.47)	(0.41)	(0.36)	(0.44)	(0.41)

Net asset value, end of period	$11.28	$10.88	$10.79	$10.78	$10.98	$11.12

Total return	6.1%[c]	5.4%	4.0%	1.6%	2.8%	3.5%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$158,646	$139,005	$98,267	$78,440	$78,281	$87,054
Ratio of expenses to average net assets	0.70%[d]	0.73%	0.87%	0.99%	1.05%	1.05%
Ratio of net investment income to average net assets	3.89%[d]	4.22%	4.07%	3.05%	2.68%	3.04%
Ratio of expenses to average net assets*	0.84%[d]	0.84%	— [e]	1.00%	1.10%	1.11%
Portfolio turnover rate	23%[c]	59%	72%	17%	8%	54%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.
[a]	Calculated using the average shares method for the period.
[b]	Less than $0.01 or $(0.01) per share.
[c]	Not Annualized.
[d]	Annualized.
[e]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2008	YEAR ENDED OCTOBER 31,
	(Unaudited)	2007	2006	2005	2004	2003
Net asset value, beginning of period	$11.21	$11.27	$11.20	$11.47	$11.42	$11.37

Investment operations:
Net investment income	0.18 [a]	0.35	0.33	0.29	0.29	0.32 [a]
Net realized and unrealized gains/(losses) on investments	0.08	(0.04)	0.14	(0.21)	0.22	0.19

Total from investment operations	0.26	0.31	0.47	0.08	0.51	0.51

Distributions:
Net investment income	(0.18)	(0.37)	(0.30)	(0.28)	(0.29)	(0.33)
Net realized gains	—	—	(0.10)	(0.07)	(0.17)	(0.13)

Total distributions	(0.18)	(0.37)	(0.40)	(0.35)	(0.46)	(0.46)

Net asset value, end of period	$11.29	$11.21	$11.27	$11.20	$11.47	$11.42

Total return	2.3%[b]	2.8%	4.3%	0.7%	4.6%	4.6%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$195,578	$165,505	$116,442	$98,652	$88,523	$81,675
Ratio of expenses to average net assets	0.70%[c]	0.74%	0.86%	0.98%	1.05%	1.05%
Ratio of net investment income to average net assets	3.22%[c]	3.32%	3.05%	2.63%	2.57%	2.81%
Ratio of expenses to average net assets*	0.83%[c]	0.84%	— [d]	0.99%	1.07%	1.08%
Portfolio turnover rate	9%[b]	50%	52%	56%	45%	65%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.
[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.
[d]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2008 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”), was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At April 30, 2008, the Corporation consisted of eight separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury Large Cap Equity Fund (“Large Cap Equity Fund”)	Above-average long-term capital appreciation.

Old Westbury Mid Cap Equity Fund (“Mid Cap Equity Fund”)	Capital appreciation.

Old Westbury International Fund (“International Fund”)	Long-term growth of capital.

Old Westbury Global Small Cap Fund (“Global Small Cap Fund”)*	Long-term capital appreciation.

Old Westbury Global Opportunities Fund (“Global Opportunities Fund”)**	Long-term capital appreciation.

Old Westbury Real Return Fund (“Real Return Fund”)***	Real return over inflation.

Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).

Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Dividend income exempt from regular federal income tax.

*	Global Small Cap Fund commenced operations on April 7, 2005.
**	Global Opportunities Fund commenced operations on November 28, 2007.
***	Real Return Fund commenced operations on April 29, 2005.

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at net asset value.

Securities traded in the over-the-counter market are valued at the mean of the current bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2008 (Unaudited)

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board.

All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such securities. Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, and which occurs after the close of the London markets, the International Fund, Global Small Cap Fund and Global Opportunities Fund may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. securities. When the International Fund, Global Small Cap Fund and Global Opportunities Fund use fair value pricing, the value assigned to the International Fund’s, Global Small Cap Fund’s, and Global Opportunities Fund’s non-U.S. securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

B. Futures Contracts. The Funds may invest in futures contracts, which are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying security. The Funds recognize a gain or loss equal to the variation margin. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying securities, while permitting the equivalent of an investment in a portfolio of the underlying securities. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The International Fund, Global Small Cap Fund, Global Opportunities Fund and Real Return Fund do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Forward Foreign Currency Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings. In addition, the Real Return Fund may use Forwards to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When the Forward is closed or settled, the Fund records a realized gain or loss equal to the fluctuation in rates during the period the Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2008 (Unaudited)

As of April 30, 2008, the Global Opportunities Fund had the following open forward foreign currency contracts:

Currency/ Type	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Global Opportunities Fund:
Brazil Real / Long	05/12/08	$10,000,000	$10,711,547	$711,547
Canada Dollar / Long	05/12/08	1,000,000	997,115	(2,885)
Canada Dollar / Long	08/28/08	2,387,941	2,330,234	(57,707)
Chile Peso / Long	12/17/08	1,883,065	2,007,567	124,502
Czechoslovakia Koruna / Long	02/12/09	2,408,942	2,453,683	44,741
Czechoslovakia Koruna / Long	02/17/09	893,346	901,156	7,810
Czechoslovakia Koruna / Long	02/27/09	657,801	630,206	(27,595)
Euro / Long	09/03/08	6,301,518	6,668,096	366,578
Euro / Long	12/17/08	628,857	664,200	35,343
Euro / Short	05/12/08	20,000,003	21,564,464	(1,564,461)
Euro / Short	05/12/08	44,999,754	48,384,221	(3,384,467)
Euro / Short	06/06/08	10,510,498	10,541,996	(31,498)
Euro / Short	09/03/08	4,738,175	4,432,329	(305,846)
Euro / Short	01/28/09	2,933,991	3,103,334	(169,343)
Euro / Short	01/29/09	4,092,649	4,330,628	(237,979)
Euro / Short	02/04/09	1,182,069	1,242,579	(60,510)
Euro / Short	02/19/09	1,834,162	1,956,330	(122,168)
Euro / Short	02/23/09	9,038,965	9,560,187	(521,222)
Euro / Short	02/25/09	4,525,704	4,779,719	(254,015)
Euro / Short	02/26/09	6,811,380	7,154,802	(343,422)
Euro / Short	02/27/09	40,790,510	41,879,230	(1,088,720)
Euro / Short	03/03/09	1,550,374	1,592,863	(42,489)
Euro / Short	03/04/09	2,320,855	2,389,201	(68,346)
Euro / Short	03/09/09	1,568,494	1,592,489	(23,995)
Euro / Short	03/10/09	1,377,010	1,393,375	(16,365)
Euro / Short	03/17/09	790,265	795,995	(5,730)
Euro / Short	04/06/09	3,430,929	3,380,322	50,607
Euro / Short	04/14/09	18,079,148	17,818,774	260,374
Euro / Short	04/17/09	6,005,319	5,832,379	172,940
Euro / Short	04/20/09	7,250,523	7,101,908	148,615
Euro / Short	04/21/09	1,224,606	1,183,584	41,022
Euro / Short	04/24/09	615,189	591,722	23,467
Euro / Short	04/27/09	594,371	591,699	2,672
Hong Kong Dollar / Long	05/27/08	1,000,000	999,408	(592)
Hong Kong Dollar / Long	08/04/08	2,349,895	2,345,743	(4,152)
India Rupee / Long	12/17/08	1,891,834	1,820,048	(71,786)
India Rupee / Long	12/19/08	617,673	546,495	(71,178)
Japan Yen / Long	05/07/08	20,000,000	20,418,201	418,201
Japan Yen / Long	05/14/08	3,190,772	3,085,956	(104,816)
Japan Yen / Long	06/03/08	4,951,722	5,011,403	59,681
Japan Yen / Long	12/04/08	996,097	1,070,305	74,208
Japan Yen / Long	12/17/08	4,300,000	4,538,076	238,076
Japan Yen / Long	02/05/09	4,000,000	4,094,541	94,541
Japan Yen / Long	02/12/09	5,374,677	5,526,852	152,175
Japan Yen / Long	02/17/09	2,300,000	2,386,813	86,813
Japan Yen / Long	02/23/09	4,528,778	4,664,832	136,054
Japan Yen / Long	02/25/09	3,014,075	3,113,262	99,187
Japan Yen / Long	02/26/09	1,532,274	1,550,351	18,077
Japan Yen / Long	02/27/09	6,977,581	7,073,384	95,803
Japan Yen / Long	03/09/09	789,614	777,808	(11,806)

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2008 (Unaudited)

Currency/ Type	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Japan Yen / Long	03/10/09	$595,622	$581,480	$(14,142)
Japan Yen / Long	04/06/09	3,430,928	3,333,458	(97,470)
Japan Yen / Long	04/14/09	2,314,629	2,236,133	(78,496)
Japan Yen / Long	04/20/09	3,555,681	3,530,460	(25,221)
Kazakhstan Tenge / Long	12/18/08	3,700,000	3,859,941	159,941
Kazakhstan Tenge / Long	02/26/09	700,000	725,411	25,411
Kazakhstan Tenge / Long	02/27/09	4,032,271	4,166,672	134,401
Kazakhstan Tenge / Long	03/03/09	2,285,513	2,242,872	(42,641)
Kazakhstan Tenge / Long	04/01/09	372,682	359,620	(13,062)
Kazakhstan Tenge / Long	04/17/09	2,060,728	2,067,815	7,087
Kazakhstan Tenge / Long	04/27/09	2,284,948	2,295,749	10,801
Malaysia Ringgit / Long	05/12/08	15,000,000	15,393,759	393,759
Malaysia Ringgit / Long	05/22/08	10,000,000	10,173,965	173,965
Malaysia Ringgit / Long	05/27/08	10,000,000	10,128,913	128,913
Malaysia Ringgit / Long	06/26/08	5,000,000	5,062,929	62,929
Malaysia Ringgit / Long	08/06/08	30,773,393	30,558,379	(215,014)
Malaysia Ringgit / Long	04/14/09	6,952,965	6,974,632	21,667
Malaysia Ringgit / Long	04/21/09	1,224,606	1,184,299	(40,307)
Malaysia Ringgit / Long	04/27/09	1,106,630	1,093,796	(12,834)
Malaysia Ringgit / Long	04/30/09	383,538	366,792	(16,746)
Mexico Peso / Short	12/17/08	4,525,453	4,533,452	(7,999)
Mexico Peso / Short	02/09/09	6,531,991	6,787,329	(255,338)
Mexico Peso / Short	03/03/09	2,285,513	2,241,180	44,333
Mexico Peso / Short	04/01/09	2,247,995	2,270,394	(22,399)
Mexico Peso / Short	04/07/09	11,079,804	11,150,174	(70,370)
New Zealand Dollar / Short	12/19/08	617,673	584,882	32,791
Norway Krone / Long	12/17/08	1,228,663	1283166	54,503
Peru New Sol / Long	12/17/08	619,503	661,707	42,204
Poland Zloty / Long	12/17/08	127,327	238,169	110,842
Poland Zloty / Long	02/27/09	4,615,819	4,755,350	139,531
Romania Leu / Short	12/17/08	3,151,051	3,090,839	60,212
Romania Leu / Short	02/12/09	2,408,942	2,427,964	(19,022)
Romania Leu / Short	02/17/09	893,346	886,646	6,700
Romania Leu / Short	02/27/09	657,801	632,272	25,529
Singapore Dollar / Long	05/14/08	2,088,208	2,087,180	(1,028)
Singapore Dollar / Long	09/03/08	4,929,853	5,062,080	132,227
Singapore Dollar / Long	05/14/08	15,473,526	15,465,911	(7,615)
Singapore Dollar / Long	05/21/08	10,000,000	10,381,028	381,028
Singapore Dollar / Long	05/27/08	10,000,000	10,339,602	339,602
Singapore Dollar / Long	06/10/08	10,000,000	10,167,445	167,445
Singapore Dollar / Long	06/26/08	5,000,000	5,123,861	123,861
Singapore Dollar / Long	07/03/08	10,000,000	10,250,299	250,299
Singapore Dollar / Long	07/21/08	20,000,000	19,920,407	(79,593)
Singapore Dollar / Long	09/02/08	15,000,000	15,060,775	60,775
Singapore Dollar / Long	04/14/09	12,628,041	12,734,462	106,421
Singapore Dollar / Long	04/17/09	1,220,266	1,201,369	(18,897)
Singapore Dollar / Long	04/20/09	3,694,842	3,623,445	(71,397)
Singapore Dollar / Long	04/24/09	615,189	602,620	(12,569)
Singapore Dollar / Long	04/27/09	594,371	600,657	6,286
South Africa Rand / Short	05/07/08	5,000,000	5,177,512	(177,512)
South Korea Won / Short	01/20/09	10,813,899	10,292,256	521,643
South Korea Won / Short	01/21/09	5,065,575	4,798,003	267,572

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2008 (Unaudited)

Currency/ Type	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
South Korea Won / Short	01/23/09	$4,521,656	$4,297,976	$223,680
South Korea Won / Short	02/25/09	980,000	927,984	52,016
South Korea Won / Short	02/27/09	980,000	926,342	53,658
South Korea Won / Short	03/04/09	980,000	921,372	58,628
South Korea Won / Short	03/27/09	2,007,785	1,956,050	51,735
South Korea Won / Short	04/01/09	787,032	765,400	21,632
South Korea Won / Short	04/06/09	1,005,696	978,083	27,613
Sweden Krona / Long	02/27/09	13,597,495	13,820,907	223,412
Sweden Krona / Long	04/17/09	4,785,052	4,673,155	(111,897)
Switzerland Franc / Long	06/19/08	30,000,000	29,329,318	(670,682)
Switzerland Franc / Long	08/14/08	1,109,336	1,065,797	(43,539)
Switzerland Franc / Long	01/20/09	14,663,898	15,529,448	865,550
Switzerland Franc / Long	01/21/09	5,065,575	5,285,619	220,044
Switzerland Franc / Long	03/27/09	2,007,785	1,954,201	(53,584)
Switzerland Franc / Long	04/01/09	787,032	766,050	(20,982)
Switzerland Franc / Long	04/06/09	1,005,695	981,834	(23,861)
Switzerland Franc / Short	01/20/09	1,942,466	2,028,324	(85,858)
Thailand Baht / Long	05/27/08	15,000,000	14,377,772	(622,228)
Taiwan Dollar / Long	05/12/08	10,000,000	10,379,327	379,327
Taiwan Dollar / Long	05/22/08	10,000,000	10,231,549	231,549
Taiwan Dollar / Long	05/27/08	15,000,000	15,058,924	58,924
Taiwan Dollar / Long	07/03/08	10,000,000	9,861,098	(138,902)
Taiwan Dollar / Long	07/21/08	20,000,000	19,603,460	(396,540)
United Kingdom Pound / Long	05/21/08	20,000,000	20,478,623	478,623
United Kingdom Pound / Long	06/03/08	4,124,250	4,030,845	(93,405)
United Kingdom Pound / Short	05/12/08	20,000,000	20,527,324	(527,324)
United Kingdom Pound / Short	05/21/08	40,002,383	40,954,574	(952,191)
United Kingdom Pound / Short	05/27/08	10,000,000	10,071,462	(71,462)
United Kingdom Pound / Short	06/06/08	39,921,000	40,194,170	(273,170)
United Kingdom Pound / Short	06/10/08	30,000,000	30,373,102	(373,102)
United Kingdom Pound / Short	06/16/08	20,000,000	20,111,056	(111,056)
United Kingdom Pound / Short	07/21/08	20,000,000	20,082,436	(82,436)
United Kingdom Pound / Short	07/25/08	9,885,417	9,926,530	(41,113)
United Kingdom Pound / Short	04/07/09	2,234,703	2,234,728	(25)
United Kingdom Pound / Short	04/14/09	8,475,378	8,586,416	(111,038)
United Kingdom Pound / Short	04/27/09	1,106,630	1,119,604	(12,974)
United Kingdom Pound / Short	04/30/09	383,538	373,201	10,337

				$(4,297,694)

As of April 30, 2008, the Real Return Fund had the following open forward foreign currency contract:

Currency/ Type	Delivery Date	Contract Value	Market Value	Unrealized Appreciation
Real Return Fund:
Singapore Dollar / Long	05/30/08	$11,253,326	$11,556,639	$303,313

E. Swap Agreements. The Global Small Cap Fund, Global Opportunities Fund, Real Return Fund and Fixed Income Fund may enter into swap agreements, which are agreements to exchange the return generated by one security, currency, commodity or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2008 (Unaudited)

Payments received or made by the Fund at the expiration or other termination of the swap agreements are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation/depreciation. Gains or losses are realized upon the termination of the swap agreement. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements.” The Real Return Fund has $161,608,000 as collateral for its open swap agreements.

When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense. The interest income is included in investment income on the Statement of Operations, and the interest expense is included in the Fund’s overall expense ratio.

F. Options. The Funds may purchase and write (sell) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the Fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the Fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the Fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the Fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the Fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the Fund would realize a loss, if the price of the financial instrument decreases between those dates.

A summary of the Global Opportunities Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Global Opportunities Fund:
Contracts outstanding at October 31, 2007	—	$—
Options written	74,033	39,231,146
Options terminated in closing purchase transactions	(22,161)	(4,589,676)
Options exercised	(1,000)	(751,995)

Contracts outstanding at April 30, 2008	50,872	$33,889,475

A summary of the Real Return Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Real Return Fund:
Contracts outstanding at October 31, 2007	82,024	$8,762,080,744
Options expired	(2,024)	(2,104,744)

Contracts outstanding at April 30, 2008	80,000	$8,759,976,000

G. Collectibles. The Real Return Fund may invest in Collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have accurate market valuations available. The Real Return Fund does not currently intend to invest more than 5% of its total assets in Collectibles.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2008 (Unaudited)

H. Inflation-Protected Securities. The Global Small Cap Fund, Global Opportunities Fund, Real Return Fund, Fixed Income Fund and Municipal Bond Fund may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

I. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security the Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

J. Loan Participations and Assignments. The Global Opportunities Fund, Real Return Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the LIBOR, the CD rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any NRSRO. Loans that are rated lower than investment grade entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Global Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Global Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments.

K. Structured Notes. The Global Opportunities Fund may purchase structured notes. Structured notes are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate, such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting bonds. Structured instruments may be issued by corporations, including banks, as well as by governmental agencies. Investing in structured notes is subject to certain risks, including credit risk and the normal risks of price changes in response to changes in interest rates. Because structured notes typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Further, in the case of certain structured notes, a decline or increase in the value of the underlying instruments may cause the interest rate to be reduced to zero, and any further declines or increases in the underlying instruments may then reduce the principal amount payable on maturity. The percentage by which the value of the structured note decreases may be far greater than the percentage by which the value of the underlying instruments decreases. These securities may be less liquid than other types of securities, and may be more volatile than their underlying instruments. In addition, structured notes typically are sold in private placement transactions and may have a limited trading markets.

L. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Fund. The Fund intends to limit the purchase of restricted securities which have not been determined by the Adviser to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2008 (Unaudited)

M. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis for each of the Funds and includes where applicable, the amortization of premiums and accretion of discounts.

N. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid semi-annually for the Global Opportunities Fund, Real Return Fund, Fixed Income Fund and Municipal Bond Fund and at least annually for the Large Cap Equity Fund, Mid Cap Equity Fund, Global Small Cap Fund and International Funds. Distributable net realized gains, if any, are declared and distributed at least annually.

O. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate basis.

P. Recent Accounting Pronouncements. In September 2006, Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS157 relate to the definition of fair value, the methods use to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Funds do not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements reported on the statements of operations for a fiscal period.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of FAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

3.	Investment Advisory Fee,Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is Bessemer Investment Management LLC (“BIM”), a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Second $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion
Large Cap Equity Fund	0.70%	0.65%	0.60%
Mid Cap Equity Fund	0.70%	0.65%	0.60%
International Fund	0.80%	0.75%	0.70%
Fixed Income Fund	0.45%	0.40%	0.35%
Municipal Bond Fund	0.45%	0.40%	0.35%

			Average net assets
Global Small Cap Fund			0.85%
Real Return Fund			0.85%

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2008 (Unaudited)

	First $1.25 billion of average net assets	Second $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion
Global Opportunities Fund	1.10%	1.05%	1.00%

BIM has retained its affiliate Bessemer Group (U.K.) Ltd. (“BGUK”), a wholly-owned subsidiary of BGI, as sub-adviser to the International Fund. BGUK is paid for its services directly by BIM.

BIM has retained Dimensional Fund Advisors LP (“Dimensional”) and Champlain Investment Partners, LLC (“Champlain”) as sub-advisers to each manage a segment of the Global Small Cap Fund. Dimensional and Champlain are paid for their services directly by BIM.

BIM has retained T. Rowe Price International, Inc. (“T. Rowe Price International”) and Franklin Advisers, Inc. (“Franklin”) as sub-advisers to each manage a segment of the Global Opportunities Fund. T. Rowe Price International and Franklin are paid for their services directly by BIM.

B. Administration, Fund Accounting, and Transfer Agent Fees. PFPC Inc. (“PFPC”) acts as administrator, fund accounting agent and transfer agent for the Corporation pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement (the “PFPC Agreements”), respectively. Certain officers of the Funds are also affiliates of PFPC.

C. Underwriting, Distribution and Shareholder Servicing Fees. The Corporation has entered into an Underwriting Agreement with PFPC Distributors, Inc. (“PFPC Distributors” or the “Distributor”). The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”). Under the plan, the Funds have entered into a shareholder servicing agreement with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. For these services, each Fund pays a maximum annual fee of up to 0.15% of its average daily net assets. Bessemer has contractually committed through October 31, 2010 to waive its shareholder servicing fee for the Fixed Income Fund and Municipal Bond Fund to the extent necessary to maintain a maximum shareholder servicing fee for each of these Funds at 0.05%. For the period ended April 30, 2008, the Fixed Income Fund and Municipal Bond Fund waived shareholder servicing fees of $73,498 and $89,721, respectively.

D. Board of Directors’ Fees. Each member of the Board receives from the Funds an annual retainer of $82,500 (plus $25,000 for serving as the Board’s Chairman, $5,000 for serving as the Board’s Vice Chairman, $15,000 for serving as the Audit Committee Chairman, $12,500 for serving as a member of the Pricing Committee and $7,500 each for serving as the Nominating Committee Chairman and the Governance Committee Chairman) and receives for attendance at Board and committee meetings the following:

	Noticed to be In-Person (whether participating by phone or in-person)	Noticed to be telephonic
Regular Board Meeting	$7,500	$3,750
Special Board Meeting	4,000	2,000
Audit Committee Meeting	4,000	2,000
Nominating Committee Meeting	4,000	2,000
Governance Committee Meeting	4,000	2,000

Each member of the Board is reimbursed for all out-of-pocket expenses relating to attendance at meetings of the Board and any Board committee. Officers who are officers or employees of BIM and PFPC do not receive compensation from the Funds.

E. Custody Fees. The Large Cap Equity Fund, Mid Cap Equity Fund, International Fund, Fixed Income Fund and Municipal Bond Fund’s have retained Bessemer Trust Company (“BTCO”), a wholly-owned subsidiary of The Bessemer Group, Incorporated, to serve as their custodian and the Real Return Fund has retained BTCO to serve as its co-custodian. Pursuant to the Funds’ Custody Agreement, BTCO is responsible for maintaining the books and records of the Funds’ securities and cash, except for the Real Return Fund for which BTCO is only responsible for the coins or bullions or other forms of precious metals held by the Real Return Fund. For providing these services, BTCO receives a fee from each Fund which is accrued daily and paid monthly at an annual rate of 0.10% (0.15% for the International Fund) of the average daily net assets of each Fund. In addition, BTCO receives from the Real Return Fund any transaction costs related to the Real Return Fund’s investments in coins or bullions or other forms of precious metals. The Global Small Cap Fund and Global Opportunities Fund have retained

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2008 (Unaudited)

Citibank, N.A. (“Citibank”) to serve as the Funds’ custodian and the Real Return Fund has retained Citibank to serve as its co-custodian. Citibank is responsible for maintaining the books and records of the Funds’ securities and cash, excluding coins or bullions or other forms of precious metals held by the Real Return Fund. For providing these services, Citibank receives a fee from each Fund calculated and paid monthly based on safekeeping and transaction fees that vary by country.

F. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. BIM has contractually committed through October 31, 2010 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios of the Large Cap Equity Fund at 1.00%, the Global Opportunities Fund at 1.35%, the Fixed Income Fund at 0.70% and the Municipal Bond Fund at 0.70%. Any waiver amounts are disclosed on the Statements of Operations.

4.	Securities Transactions:

Investment transactions for the period ended April 30, 2008, excluding short-term investments and U.S. Government securities, were as follows:

	Purchases	Sales
Large Cap Equity Fund	$183,598,127	$190,385,227
Mid Cap Equity Fund	461,954,209	489,269,513
International Fund	356,631,938	393,556,843
Global Small Cap Fund	138,268,604	128,817,014
Global Opportunities Fund	1,998,229,924	537,102,254
Real Return Fund	583,840,606	110,909,922
Fixed Income Fund	38,178,774	24,675,222
Municipal Bond Fund	39,964,229	15,562,537

Purchase and sales of U.S. Government Securities during the period ended April 30, 2008 were as follows:

	Purchases	Sales
Real Return Fund	$332,506,295	$331,944,041
Fixed Income Fund	8,629,739	8,979,823

5.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character within the components of net assets in the Statements of Assets and Liabilities. These permanent differences primarily arise from paydowns, reclass of distributions, and non-deductible expenses. Financial records are not adjusted for temporary differences. Temporary differences primarily arise from the tax treatment of wash sales, passive foreign investment companies, and index options.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in Thailand on gains realized upon sale of Thailand securities, payable upon repatriation of sales proceeds. The Funds may accrue a deferred tax liability for unrealized gains on Thailand securities based on existing tax rates and holding periods of the securities. As of April 30, 2008, the Global Small Cap Fund has recorded a payable of $32,278 in the Statement of Assets and Liabilities as an estimate for potential future Thailand capital gain taxes.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2008 (Unaudited)

The tax character of distributions from the Funds during the year ended October 31, 2007 was as follows (amounts in thousands):

	Large Cap Equity Fund	Mid Cap Equity Fund	International Fund	Global Small Cap Fund	Real Return Fund	Fixed Income Fund	Municipal Bond Fund
Distributions paid from:
Ordinary Income	$1,621	$3,355	$22,499	$9,083	$44,184	$5,037	$—
Net Long Term Capital Gains	—	124,455	106,837	18,240	92,989	—	—

Total Taxable Distributions	1,621	127,810	129,336	27,323	137,173	5,037	—
Tax Exempt Distributions	—	—	—	—	—	—	4,374

Total Distributions Paid	$1,621	$127,810	$129,336	$27,323	$137,173	$5,037	$4,374

The difference in classification between the amounts reflected above and the Statement of Changes in Net Assets is primarily due to short-term capital gain recognition.

The Funds adopted the provisions of FASB Interpretation No. 48, (“FIN48”) “Accounting for Uncertainty in Income Taxes” on April 29, 2008. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the net asset value of the Funds at the beginning of the day. As of April 30, 2008, the Funds did not have a liability for any uncertain tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

At October 31, 2007, each of the following Fund had capital loss carryforwards for federal income tax purposes, which will expire in the following years:

	2014	2015
Municipal Bond Fund	$22,373	$101,465

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

OLD WESTBURY FUNDS, INC.

RENEWAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

At a meeting held on September 17, 2007, the Board of Directors, including all of the Directors who are not “interested persons” (as defined in the 1940 Act) of any party to the agreement defined below (“Independent Directors”), approved the following investment advisory and sub-advisory agreements (collectively, the “Agreements”) for an initial period of two years each: (1) an investment advisory agreement between Bessemer Investment Management LLC (“BIM”) and the Corporation on behalf of the Global Opportunities Fund, (2) a sub-advisory agreement among BIM, Franklin Advisers, Inc. (“Franklin”) and the Corporation on behalf of the Global Opportunities Fund, and (3) a sub-advisory agreement among BIM, T. Rowe Price International, Inc. (“T. Rowe Price International”) and the Corporation on behalf of the Global Opportunities Fund. The following summary details the materials and factors that the Board considered, and the conclusions the Board reached, in approving the Agreements.

1) The nature, extent and quality of services provided by the Adviser (BIM) and Sub-Advisers (Franklin and T. Rowe Price International).

The Board considered the nature, extent and quality of services to be provided under the Agreements. The Board considered the experience and skills of the investment personnel, the resources made available to such personnel and the organizational depth of BIM, Franklin and T. Rowe Price International. The Directors noted that, in addition to managing the overall investment program of the Global Opportunities Fund, BIM would provide direct portfolio management with respect to a certain portion of the Global Opportunities Fund’s portfolio and would supervise the activities of Franklin and T. Rowe Price International. The Directors also considered that BIM would provide a tax-management overlay to the activities of Franklin and T. Rowe Price International. The Directors also considered that BIM and its affiliates will provide, at their expense, personnel responsible for supervising the provision of compliance, administrative services, accounting and related services, including valuation of the Global Opportunities Fund’s portfolio of investments, yield calculations, reports and filings with regulatory authorities and services related to such functions. The Directors evaluated these factors based on their direct experience with BIM, and in consultation with Fund counsel and counsel for the Independent Directors. In addition, the Board focused on BIM’s long-standing relationship with the Corporation. The Board also discussed BIM’s effectiveness in ensuring that the Corporation’s portfolios are in compliance with their investment policies and restrictions and the requirements of the 1940 Act and related securities regulations. The Board further discussed the benefits of engaging BIM to extend such compliance services to the Global Opportunities Fund. Based on these factors, as well as those discussed below, the Directors concluded that the nature, quality and extent of services to be provided by BIM, Franklin and T. Rowe Price International are satisfactory.

2) The performance of the Global Opportunities Fund, BIM, Franklin and T. Rowe Price International.

The Board noted that since the Global Opportunities Fund had not commenced operations, there was no performance information for it to consider at this time, but the Board would monitor the Global Opportunities Fund’s performance on a quarterly basis. The Board considered BIM’s, Franklin’s and T. Rowe Price International’s historical performance for other similarly managed accounts and determined that BIM, Franklin and T. Rowe Price International had strong performance histories managing similar portfolios and would be capable of managing the Global Opportunities Fund appropriately.

3) The cost of the advisory services and the profits to BIM and its affiliates from the relationship with the Global Opportunities Fund.

The Board considered the Global Opportunities Fund’s proposed advisory fee, operating expenses and estimated total expense ratio, and compared them to fees and expenses of the peer group presented. The Board considered that while the information provided showed that the Global Opportunities Fund’s proposed advisory fee was relatively high as compared to its peer group, the Global Opportunities Fund also involved a more complicated and sophisticated investment program than many of the funds within the peer group. The Board also considered that BIM provided not only supervisory services over Franklin and T. Rowe Price International, but also direct investment management over a portion of the Global Opportunities Fund’s assets and a tax management overlay to the activities of Franklin and T. Rowe Price International. The Board also considered that the Global Opportunities Fund’s total anticipated expenses were below the peer group average. The Board also noted the advisory fee breakpoints as well as BIM’s contractual commitment to waive its advisory fee to the extent necessary to ensure that the net annual fund operating expense ratio (excluding acquired fund fees and expenses) do not exceed 1.35%. Additionally, the Board considered BIM’s, Franklin’s and T. Rowe Price International’s anticipated profitability from its relationship to the Global Opportunities Fund. With respect to proposed fees to be paid to Franklin and T. Rowe Price International, the Board noted that Franklin and T. Rowe Price International would be paid entirely by BIM so that no additional expenses would be borne by shareholders for the engagement of Franklin and T. Rowe Price International.

OLD WESTBURY FUNDS, INC.

RENEWAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED) - (Continued)

Based on this analysis as well as other factors, including the fact that the Funds are intended principally to satisfy asset allocation requirements of client accounts of Bessemer and its affiliates, the Board, including all of the Independent Directors, concluded that the advisory fee schedule for the Global Opportunities Fund was fair and reasonable in light of the quality of services provided by BIM, Franklin and T. Rowe Price International.

4) The extent to which economies of scale will be realized as the Global Opportunities Fund grows and whether fee levels reflect those economies of scale.

The Board considered whether economies of scale would be appropriately shared with Global Opportunities Fund shareholders. In this regard, the Directors noted the advisory fee breakpoint levels with respect to the Global Opportunities Fund. As the Global Opportunities Fund was not yet in existence, the Directors concluded that it was not possible to determine whether economies of scale were currently in existence. The Directors determined to continue to monitor this in the future.

5) Ancillary benefits and other factors.

In addition to the above factors, the Directors also discussed other benefits received by BIM, Franklin and T. Rowe Price International from the management of the Global Opportunities Fund. In addition, the Board considered the benefits the Global Opportunities Fund would receive from the Corporation’s other services including shareholder servicing and custody. The Board also discussed the use of the Global Opportunities Fund as an asset allocation investment vehicle for clients of Bessemer and its affiliated banks and trust companies, with the resulting expectation that the asset size of the Global Opportunities Fund would grow as Bessemer’s client base grows. The Board concluded that the proposed advisory fees were reasonable in light of these fall-out benefits and other factors.

Conclusion:

Based on all of the information considered and the conclusions reached, the Board, including all of the Independent Directors, determined that the terms of the Agreements were fair and reasonable and that each such agreement is in the best interests of the Fund. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Directors were also assisted by the advice of their counsel in making this determination.

ADDITIONAL INFORMATION

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-Q:

The Funds provide a complete list of the Funds’ holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the Schedule of Investments appear in the Funds’ semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the Schedule of Investments with the SEC on Form N-Q. Shareholders can obtain the Funds’ Form N-Q (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov. The Fund’s N-Q may be reviewed or copied at the SEC Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Adviser:	Administrator:
Bessemer Investment Management LLC	PFPC Inc.
630 Fifth Avenue	760 Moore Road
New York, NY 10111	King of Prussia, PA 19406
(212) 708-9100

Shareholder Servicing Agent:
Distributor:	Bessemer Trust Company, N.A.
PFPC Distributors, Inc.	630 Fifth Avenue
760 Moore Road	New York, NY 10111
King of Prussia, PA 19406	(212) 708-9100

Transfer Agent:	Independent Registered Public
PFPC Inc.	Accounting Firm:
760 Moore Road	Ernst & Young LLP
King of Prussia, PA 19406	5 Times Square
New York, NY 10036

Custodians:
Bessemer Trust Company
100 Woodbridge Center Drive
Woodbridge, NJ 07095

Citibank, N.A.
111 Wall Street
New York, NY 10005

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Cusip 680414307

Cusip 680414208

Cusip 680414109

Cusip 680414406

Cusip 680414505

Cusip 680414604

Cusip 680414703

Cusip 680414802

(A21-08SEMI)

(06/08)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of reporting period for the Old Westbury Global Small Cap Fund is listed below. The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury Large Cap Equity Fund, Old Westbury Mid Cap Equity Fund, Old Westbury International Fund, Old Westbury Global Opportunities Fund, Old Westbury Real Return Fund, Old Westbury Fixed Income Fund and Old Westbury Municipal Bond Fund are included as part of the report to shareholders filed under Item 1 of this form.

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS	April 30, 2008
(Unaudited)

Shares		Value
COMMON STOCKS — 70.9%

AUSTRALIA — 1.9%
112,453	Abacus Property Group	$145,476
28,950	ABB Grain Ltd.	272,584
136,390	Adelaide Brighton Ltd.	444,991
10,745	AED Oil Ltd.(b)	24,133
16,629	Aevum Ltd.	32,995
14,747	Alesco Corp. Ltd.	118,525
23,073	Amalgamated Holdings Ltd.	119,641
33,000	Andean Resources Ltd.(b)	50,235
21,310	Ansell Ltd.	230,629
10,300	Anvil Mining Ltd.(b)	136,229
45,389	Anzon Australia Ltd.(b)	61,788
77,586	APA Group	239,908
34,166	Aquila Resources Ltd.(b)	486,844
30,551	ARC Energy Ltd.(b)	40,446
78,207	Arrow Energy Ltd.(b)	172,603
38,481	Aspen Group	54,561
20,339	Ausdrill Ltd.	36,771
28,945	Austal Ltd.	75,528
237,688	Austar United Communications Ltd.(b)	294,459
103,629	Austereo Group Ltd.	166,624
67,455	Australian Agricultural Co. Ltd.	193,209
69,283	Australian Infrastructure Fund	182,371
63,310	Australian Pharmaceutical Industries Ltd.(b)	78,446
24,637	Australian Vintage Ltd.(b)	38,473
76,071	Australian Worldwide Exploration Ltd.(b)	261,952
20,928	Automotive Holdings Group	52,043
22,100	AVJennings Ltd.	14,740
29,587	AWB Ltd.	91,764
62,660	Babcock & Brown Communities Ltd.	30,582
23,526	Bank of Queensland Ltd.	359,909
152,381	Beach Petroleum Ltd.	173,535
42,185	Bendigo Mining Ltd.(b)	11,437
5,000	Boom Logistics Ltd.	5,766
17,179	Bradken Ltd.	133,805
18,680	Brickworks Ltd.	182,667
26,490	Cabcharge Australia Ltd.	224,265
9,532	Campbell Brothers Ltd.	246,652
7,890	Cardno Ltd.	40,274
44,000	Carnarvon Petroleum Ltd.(b)	25,805
61,507	CBH Resources Ltd.(b)	21,067
17,013	Cellestis Ltd.(b)	39,533
53,761	Centamin Egypt Ltd.(b)	69,426
53,976	Centennial Coal Co. Ltd.	231,362
52,127	Charter Hall Group	71,070
106,453	Citigold Corp. Ltd.(b)	30,174
14,493	City Pacific Ltd.	11,038
51,145	Clough Ltd.(b)	30,471
18,947	Coal of Africa Ltd.(b)	57,017
6,058	Coffey International Ltd.	15,480
2,303	Compass Resources NL(b)	6,031
234,866	ConnectEast Group	299,084
20,084	Corporate Express Australia Ltd.	102,039
38,303	Count Financial Ltd.	79,071
19,414	Crane Group Ltd.	273,111
65,950	David Jones Ltd.	215,911
1,700	Devine Ltd.	1,701
8,637	Dominion Mining Ltd.	27,355
46,734	Downer EDI Ltd.	321,395
66,490	DUET Group	210,535
19,082	Dyno Nobel Ltd.	52,551
26,192	Energy Developments Ltd.	56,703
99,173	Energy World Corp. Ltd.(b)	130,511
165,609	Envestra Ltd.	134,372
37,644	Equigold NL	141,494
9,540	Fantastic Holdings Ltd.	25,126
33,955	Felix Resources Ltd.	469,022
44,035	FKP Property Group	147,662
9,799	Fleetwood Corp. Ltd.	83,257
4,078	Flight Centre Ltd.	83,678
124,688	Futuris Corp. Ltd.	249,040
10,669	G.U.D. Holdings Ltd.	98,435
35,807	GEO Property Group	16,047
18,000	Geodynamics Ltd.(b)	26,148
23,000	Gindalbie Metals Ltd.(b)	18,008
10,532	GrainCorp Ltd.	124,452
29,996	GRD Ltd.	28,359
61,558	Great Southern Ltd.	89,797
38,056	Gunns Ltd.	106,191
60,810	GWA International Ltd.	164,762
22,300	Hastie Group Ltd.	63,496
39,524	Healthscope Ltd.	202,238
46,708	Hills Industries Ltd.	188,110
139,803	IBA Health Ltd.(b)	76,371
16,525	iiNET Ltd.	27,147
56,674	Iluka Resources Ltd.	211,788
15,127	Independence Group NL	118,830
85,840	Indophil Resources NL(b)	61,351
67,113	ING Real Estate Community Living Group	47,396
16,018	Invocare Ltd.	103,549
16,163	IOOF Holdings Ltd.	84,530
19,221	Iress Market Technology Ltd.	115,141
21,000	Jabiru Metals Ltd.(b)	14,897
21,040	JB Hi-Fi Ltd.	179,962
33,492	Just Group Ltd.	125,866
25,802	Kagara Ltd.	116,228
10,666	Kingsgate Consolidated Ltd.(b)	47,135
59,113	Lynas Corp. Ltd.(b)	71,875
31,549	MacArthur Coal Ltd.	507,611
73,012	Macmahon Holdings Ltd.	111,693
28,838	Macquarie Media Group Ltd.	100,018
7,488	Mcmillan Shakespeare Ltd.	23,591
9,795	Melbourne IT Ltd.	29,115
20,142	Mermaid Marine Australia Ltd.	29,558
20,671	Midwest Corp. Ltd.(b)	121,567
41,895	Minara Resources Ltd.	229,532

1

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
AUSTRALIA (continued)
19,000	Mincor Resources NL	$63,102
41,969	Mineral Deposits Ltd.(b)	37,300
45,132	Mirvac Industrial Trust	19,189
29,500	Mitchell Communications Group Ltd.	18,514
13,431	Monadelphous Group Ltd.	170,092
78,058	Mount Gibson Iron Ltd.(b)	215,356
20,000	Murchison Metals Ltd.(b)	85,628
47,560	MYOB Ltd.	61,088
16,000	Navitas Ltd.	29,325
128,661	New Hope Corp. Ltd.	452,904
50,000	Nexus Energy Ltd.(b)	69,665
14,479	Novogen Ltd.(b)	22,522
13,754	Oakton Ltd.	34,270
126,273	Pacific Brands Ltd.	234,088
78,985	Pacific Magazines Ltd.	100,018
196,628	Pan Australian Resources Ltd.(b)	220,725
90,163	PaperlinX Ltd.	214,400
37,523	Peet Ltd.	95,140
20,327	Perilya Ltd.	20,587
28,698	Pharmaxis Ltd.(b)	44,253
4,473	Photon Group Ltd.	14,352
34,118	Platinum Australia Ltd.(b)	75,235
17,691	Portman Ltd.(b)	247,043
28,756	Primary Health Care Ltd.	170,106
16,671	Prime Media Group Ltd.	47,667
10,843	Programmed Maintenance Services Ltd.	51,590
17,025	Ramsay Health Care Ltd.	191,026
12,000	RCR Tomlinson Ltd.	9,457
6,100	Redflex Holdings Ltd.	17,756
8,531	Reece Australia Ltd.	188,937
1,933	Reject Shop Ltd. (The)	18,266
18,010	Resolute Mining Ltd.(b)	32,457
12,309	Reverse Corp. Ltd.	25,461
46,127	Ridley Corp. Ltd.	47,488
30,700	Riversdale Mining Ltd.(b)	232,212
54,659	Roc Oil Co. Ltd.(b)	108,331
14,834	SAI Global Ltd.	40,527
24,808	Sally Malay Mining Ltd.	126,564
29,246	Salmat Ltd.	86,323
8,780	Seek Ltd.	41,343
6,930	Select Harvests Ltd.	43,235
9,440	Servcorp Ltd.	38,088
10,444	Service Stream Ltd.	13,929
107,132	Sigma Pharmaceuticals Ltd.	119,447
21,714	Silex Systems Ltd.(b)	118,962
8,815	Sims Group Ltd. - ADR	284,724
7,165	Sino Gold Mining Ltd.(b)	34,110
10,596	Skilled Group Ltd.	36,781
7,500	SMS Management & Technology Ltd.	28,010
63,352	SP Telemedia Ltd.	20,600
28,294	Specialty Fashion Group Ltd.	26,664
33,628	Spotless Group Ltd.	99,789
30,253	Straits Resources Ltd.	196,506
29,180	STW Communications Group Ltd.	62,470
218,698	Sundance Resources Ltd.(b)	46,010
47,414	Sunland Group Ltd.	127,663
14,971	Super Cheap Auto Group Ltd.	40,150
6,000	Talent2 International Ltd.	9,354
27,977	Tap Oil Ltd.(b)	44,698
10,873	Tassal Group Ltd.	27,875
50,836	Technology One Ltd.	38,962
34,565	Ten Network Holdings Ltd.	72,616
163,262	Thakral Holdings Group	130,661
64,556	Timbercorp Ltd.	65,520
53,755	Tower Australia Group Ltd.	133,936
33,905	Transfield Services Ltd.	408,983
19,829	Trinity Group	22,548
22,118	United Group Ltd.	297,868
23,980	UXC Ltd.	28,178
21,214	Village Roadshow Ltd.	56,062
25,284	Village Roadshow Ltd., Preferred Shares	59,108
46,000	Virgin Blue Holdings Ltd.	36,237
13,169	Washington H. Soul Pattinson & Co. Ltd.	107,283
6,039	Watpac Ltd.	15,373
19,960	Western Areas NL(b)	182,603
36,663	WHK Group Ltd.	47,616

		20,022,672

AUSTRIA — 0.3%
959	Agrana Beteiligungs AG	102,511
9,244	Andritz AG	545,987
4,952	Austrian Airlines AG(b)	28,677
3,058	BWIN Interactive Entertainment AG(b)	98,458
2,439	BWT AG	106,092
2,439	Christ Water Technology AG(b)	37,671
1,891	Constantia Packaging AG	149,006
3,121	Flughafen Wien AG	394,673
1,518	Frauenthal Holding AG	43,962
3,169	Intercell AG(b)	133,755
197	Lenzing AG	102,587
1,270	Mayr Melnhof Karton AG	132,775
283	Oberbank AG	62,712
1,756	Palfinger AG	64,901
5,405	RHI AG(b)	233,403
779	Rosenbauer International AG	36,376
526	S&T System Integration & Technology Distribution AG(b)	30,755
1,455	Schoeller-Bleckmann Oilfield Equipment AG	126,602
10,994	Uniqa Versicherungen AG	309,470
788	Zumtobel AG	23,967

		2,764,340

2

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
BELGIUM — 0.4%
5,614	Ackermans & van Haaren NV	$572,663
50	Banque Nationale de Belgique	232,915
2,225	Barco NV	150,451
4,312	Bekaert SA	648,304
1,479	Cofinimmo	316,940
900	Compagnie d’Entreprises CFE	99,265
765	Compagnie Immobiliere de Belgique SA	50,904
4,983	Compagnie Maritime Belge SA	346,644
3,050	Deceuninck NV	59,234
674	D’ieteren SA	207,672
3,411	Elia System Operator SA NV	151,842
2,600	Euronav NV(b)	106,767
3,075	Exmar NV	80,115
167	Icos Vision Systems NV(b)	9,442
3,415	Innogenetics NV(b)	30,100
993	Intervest Offices	42,373
3,840	Ion Beam Applications(b)	88,446
829	Kinepolis	40,802
5,034	Melexis NV	82,504
4,938	Omega Pharma SA	215,609
3,216	Option NV(b)	30,821
1,694	Recticel SA	24,005
740	Roularta Media Group NV	44,476
167	Sipef NV	132,825
6,295	Tessenderlo Chemie NV	295,250
325	VAN DE Velde	16,172
445	VPK Packaging Group	22,371
643	Warehouses De Pauw SCA	44,652

		4,143,564

BERMUDA — 0.1%
11,206	Catlin Group Ltd.	86,635
11,158	Helen of Troy Ltd.(b)	188,682
94,783	Hiscox Ltd.	478,712

		754,029

BRAZIL — 1.0%
5,700	Centrais Eletricas de Santa Catarina SA - Class B, Preference Shares	160,109
4,000	Cia de Saneamento do Parana	6,377
14,400	Cia de Tecidos do Norte de Minas - Coteminas, Preference Shares	65,840
750	Cia Energetica do Ceara - Class A, Preference Shares	9,110
27,800	Cia Paranaense de Energia - Class B, Preference Shares	491,710
61,912	Confab Industrial SA, Preference Shares	216,404
7,800	Duratex SA, Preference Shares	159,501
7,480	Eletropaulo Metropolitana de Sao Paulo SA - Class A, Preference Shares	145,352
21,000	Eternit SA	93,112
15,000	Gol-Linhas Aereas Inteligentes SA, Preference Shares	247,533
193,000	Klabin SA, Preference Shares	773,300
15,033	Magnesita Refratarios SA	156,914
41,800	Marcopolo SA, Preference Shares	164,967
31,800	Metalurgica Gerdau SA, Preference Shares	1,637,637
22,319	NET Servicos de Comunicacao SA, Preference Shares(b)	307,487
10,000	Paranapanema SA, Preference Shares(b)	81,218
31,305	Perdigao SA	870,106
5,225	Petroquimica Uniao SA, Preference Shares	44,637
20,000	Plascar Participacoes Industriais SA(b)	57,755
147,000	Sadia SA, Preference Shares	1,096,619
4,200	Saraiva SA Livreiros Editores, Preference Shares	75,045
37,626	Suzano Papel e Celulose SA, Preference Shares	646,944
24,900	Suzano Petroquimica SA, Preference Shares	157,441
6,138	Telemig Celular Participacoes SA, Preference Shares	207,271
16,044	Ultrapar Participacoes SA, Preference Shares	576,723
124,872	Uniao de Industrias Petroquimicas SA - Class B, Preference Shares	111,184
19,298	Votorantim Celulose e Papel SA, Preference Shares	619,621
58,200	Weg SA	699,927

		9,879,844

CANADA — 2.5%
3,000	Aastra Technologies Ltd.(b)	76,050
5,200	Absolute Software Corp.(b)	63,251
2,900	Aecon Group, Inc.	45,526
15,288	AGF Management Ltd., Class B	364,022
1,200	Akita Drilling Ltd. - Class A	18,564
3,533	Alberta Clipper Energy, Inc.(b)	9,928
13,100	Allen-Vanguard Corp.(b)	50,600
2,600	Altius Minerals Corp.(b)	39,448
3,200	Amerigo Resources Ltd.	6,863
9,900	Anderson Energy Ltd.(b)	41,090
6,400	Angiotech Pharmaceuticals, Inc.(b)	19,954
35,500	Antrim Energy, Inc.(b)	133,244
6,500	Aquiline Resources, Inc.(b)	49,633
9,400	Astral Media, Inc.	322,107
2,586	Atrium Innovations, Inc.(b)	39,775
21,420	ATS Automation Tooling Systems, Inc.(b)	147,819
4,900	Augusta Resource Corp.(b)	19,656
23,800	Aurelian Resources, Inc.(b)	96,892

3

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
CANADA (continued)
22,800	Aurizon Mines Ltd.(b)	$101,877
2,200	Aurora Energy Resources, Inc.(b)	7,602
9,300	Baffinland Iron Mines Corp.(b)	29,458
11,900	Baja Mining Corp.(b)	18,433
9,400	Ballard Power Systems, Inc.(b)	39,668
6,400	Bioms Medical Corp.(b)	22,496
700	BioteQ Environmental Technologies, Inc.(b)	2,085
21,400	Biovail Corp.	244,790
6,700	Birchcliff Energy Ltd.(b)	73,180
2,900	BMTC Group, Inc. - Class A	52,581
5,600	Boardwalk Real Estate Investment Trust	221,865
5,500	Boralex, Inc. - Class A(b)	93,387
6,500	Bow Valley Energy Ltd.(b)	34,917
2,200	Breaker Energy Ltd. - Class A(b)	21,736
68,500	Breakwater Resources Ltd.(b)	68,697
5,400	Calfrac Well Services Ltd.	130,885
9,100	Calloway Real Estate Investment Trust	191,289
2,600	Calvalley Petroleum, Inc. - Class A(b)	9,397
6,100	Canaccord Capital, Inc.	62,690
4,100	Canada Bread Co. Ltd.	249,151
4,100	Canadian Apartment Properties Real Estate Investment Trust	68,435
23,800	Canadian Hydro Developers, Inc.(b)	138,012
2,300	Canadian Real Estate Investment Trust	63,032
16,700	Canadian Superior Energy, Inc.(b)	50,908
11,400	Canadian Western Bank	281,066
6,800	Canam Group, Inc.	78,324
13,600	Canfor Corp.(b)	110,059
5,300	Cangene Corp.(b)	27,418
8,000	Cardiome Pharma Corp.(b)	68,315
13,100	Cascades, Inc.	97,427
37,300	Catalyst Paper Corp.(b)	37,037
5,900	CCL Industries - Class B	176,924
38,800	Celestica, Inc.(b)	364,460
4,600	Celtic Exploration Ltd.(b)	76,507
44,600	Chariot Resources Ltd.(b)	42,957
9,800	Chartwell Seniors Housing Real Estate Investment Trust	93,903
3,800	CHC Helicopter Corp. - Class A	119,988
2,900	Churchill Corp. (The) - Class A(b)	61,622
3,443	Coalcorp Mining, Inc.(b)	5,470
4,400	Cogeco Cable, Inc.	172,225
10,000	COM DEV International Ltd.(b)	36,243
3,800	Cominar Real Estate Investment Trust	77,539
12,815	Compton Petroleum Corp.(b)	147,352
43,200	Connacher Oil & Gas Ltd.(b)	171,582
1,300	Constellation Software, Inc.	29,625
3,100	Corby Distilleries Ltd. - Class A	63,102
14,800	Corridor Resources, Inc.(b)	107,719
13,000	Corus Entertainment, Inc. - Class B	249,777
5,000	Cott Corp.(b)	14,845
1,400	Crew Energy, Inc.(b)	20,101
34,300	Crystallex International Corp.(b)	31,334
2,800	Dalsa Corp.(b)	42,955
25,004	Denison Mines Corp.(b)	168,829
6,600	Descartes Systems Group, Inc. (The)(b)	25,034
5,600	Dorel Industries, Inc. - Class B	169,596
7,400	Draxis Health, Inc.(b)	43,720
6,200	Dundee Precious Metals, Inc.(b)	39,708
1,700	Dundee Real Estate Investment Trust	56,126
13,900	DundeeWealth, Inc.	188,397
8,300	Duvernay Oil Corp.(b)	396,168
112,600	Eastern Platinum Ltd.(b)	324,238
53,600	Eldorado Gold Corp.(b)	365,636
3,533	Ember Resources, Inc.(b)	6,385
4,700	Emera, Inc.	100,104
3,100	Empire Co. Ltd. - Class A	114,753
9,000	Ensign Energy Services, Inc.	192,136
101,100	Equinox Minerals Ltd.(b)	467,805
1,500	Equitable Group, Inc.	31,129
37,400	European Goldfields Ltd.(b)	202,764
6,500	Evertz Technologies Ltd.	122,629
1,900	Exfo Electro Optical Engineering, Inc.(b)	10,942
3,600	Extendicare Real Estate Investment Trust	40,393
7,700	Fairborne Energy Ltd.	69,423
49,800	First Calgary Petroleums Ltd.(b)	111,260
50,000	FirstService Corp.(b)	1,209,500
4,200	Flint Energy Services Ltd.(b)	93,875
17,241	FNX Mining Co., Inc.(b)	396,315
5,500	Forzani Group Ltd. (The) - Class A	96,828
14,100	Fronteer Development Group, Inc.(b)	51,942
7,600	Frontera Copper Corp.(b)	36,751
13,800	Galleon Energy, Inc. - Class A(b)	242,949
3,600	Garda World Security Corp. - Class A(b)	60,232
1,100	Gennum Corp.	10,114
1,800	Gluskin Sheff & Associates, Inc.	43,342
15,000	Gold Eagle Mines Ltd.(b)	118,856
8,500	Great Basin Gold Ltd.(b)	25,320
11,000	Great Canadian Gaming Corp.(b)	110,863
3,800	Greystar Resources Ltd.(b)	17,319
4,000	GSI Group, Inc.(b)	32,600

4

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
CANADA (continued)
7,400	Guyana Goldfields, Inc.(b)	$36,225
7,700	Hanfeng Evergreen, Inc.(b)	92,972
12,300	Harry Winston Diamond Corp.	364,444
3,500	Heroux-Devtek, Inc.(b)	27,629
47,000	High River Gold Mines Ltd.(b)	85,404
8,516	Highpine Oil & Gas Ltd.(b)	87,857
5,300	Home Capital Group, Inc.	209,769
3,200	HudBay Minerals, Inc.(b)	60,371
30,700	IAMGOLD Corp.	185,035
5,600	Imperial Metals Corp.(b)	51,157
2,800	Indigo Books & Music, Inc.(b)	35,059
7,300	Intermap Technologies Corp.(b)	41,534
6,300	International Forest Products Ltd. - Class A(b)	35,219
6,300	Intertape Polymer Group, Inc.(b)	14,701
8,200	Iteration Energy Ltd.(b)	57,484
25,600	Ivanhoe Energy, Inc.(b)	49,822
10,400	Jinshan Gold Mines, Inc.(b)	25,920
5,300	Kaboose, Inc.(b)	6,736
7,300	Kereco Energy Ltd.(b)	30,589
13,600	Kingsway Financial Services, Inc.	185,817
6,900	Kirkland Lake Gold, Inc.(b)	54,126
10,000	Labopharm, Inc.(b)	19,760
4,100	Laramide Resources(b)	13,109
3,900	Laurentian Bank of Canada	163,458
2,400	Le Chateau, Inc.	31,218
12,400	Leon’s Furniture Ltd.	145,288
17,400	Linamar Corp.	241,883
9,000	Lions Gate Entertainment Corp.(b)(c)	91,440
6,700	MacDonald Dettwiler & Associates Ltd.(b)	272,763
4,100	Major Drilling Group International(b)	210,272
12,700	Maple Leaf Foods, Inc.	146,281
1,900	Marsulex, Inc.	26,205
11,900	Martinrea International, Inc.(b)	82,476
4,300	Maxim Power Corp.(b)	25,106
21,500	MDS, Inc.(b)	425,261
4,100	MEGA Brands, Inc.(b)	15,307
11,200	Mega Uranium Ltd.(b)	19,907
5,800	Methanex Corp.	135,339
5,300	Morguard Real Estate Investment Trust	66,941
1,900	Mosaid Technologies, Inc.	30,205
13,900	Neo Material Technologies, Inc.(b)	63,903
14,700	Norbord, Inc.	80,572
8,400	North American Palladium Ltd.(b)	42,621
3,600	Northbridge Financial Corp.	124,218
400	Northern Property Real Estate Investment Trust	8,861
34,900	Northgate Minerals Corp.(b)	99,110
11,700	Nova Chemicals Corp.	294,853
9,149	NuVista Energy Ltd.(b)	155,708
11,100	Open Text Corp.(b)	409,899
64,600	Pacific Rubiales Energy Corp.(b)	94,293
10,400	PAN American Silver Corp.(b)	346,563
6,000	Paramount Resources Ltd. - Class A(b)	108,728
400	Parkbridge Lifestyles Communities, Inc.(b)	2,145
11,600	Pason Systems, Inc.	188,784
22,300	Patheon, Inc.(b)	80,821
15,900	Petaquilla Minerals Ltd.(b)	29,839
4,100	Petrolifera Petroleum Ltd.(b)	38,472
13,500	Points International Ltd.(b)	24,665
12,300	Polymet Mining Corp.(b)	45,189
7,800	ProEx Energy Ltd.(b)	148,704
3,600	Q9 Networks, Inc.(b)	36,640
17,300	QLT, Inc.(b)	64,074
10,200	Quadra Mining Ltd.(b)	230,313
5,700	Quebecor, Inc. - Class B	162,267
23,200	Quest Capital Corp.	46,994
9,400	Reitmans (Canada) Ltd. - Class A	163,340
1,600	Resverlogix Corp.(b)	19,525
1,900	Richelieu Hardware Ltd.	38,053
10,500	Ritchie Bros. Auctioneers, Inc.	261,796
17,600	RONA, Inc.(b)	234,876
10,900	Rothmans, Inc.	269,172
625	Royal Bank of Canada	29,894
4,800	Rubicon Minerals Corp.(b)	6,148
11,600	Russel Metals, Inc.	336,908
5,700	Samuel Manu-Tech, Inc.	44,882
36,800	Saskatchewan Wheat Pool(b)	503,164
10,200	Savanna Energy Services Corp.	213,095
13,200	Saxon Energy Services, Inc.(b)	90,045
21,900	SEMAFO, Inc.(b)	29,574
11,200	ShawCor Ltd.	333,631
15,982	Shore Gold, Inc.(b)	57,764
5,500	Sierra Wireless, Inc.(b)	102,398
9,000	Silver Standard Resources, Inc.(b)	232,350
26,400	Silvercorp Metals, Inc.	192,672
6,000	Skye Resources, Inc.(b)	47,602
2,500	Softchoice Corp.	36,615
9,100	Stantec, Inc.(b)	267,732
36,400	Starfield Resources, Inc.(b)	31,445
1,200	Stella-Jones, Inc.	45,755
5,200	Storm Exploration, Inc.(b)	72,080
9,200	SunOpta, Inc.(b)	50,974
2,100	SXC Health Solutions Corp.(b)	32,779
7,600	Synenco Energy, Inc. - Class A(b)	67,314
7,200	Tanzanian Royalty Exploration Corp.(b)	36,676
17,500	Taseko Mines Ltd.(b)	92,444

5

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
CANADA (continued)
3,900	Teal Exploration & Mining, Inc.(b)	$14,716
200	Tembec, Inc.(b)	774
6,100	Tesco Corp.(b)	167,476
7,400	Theratechnologies, Inc.(b)	54,741
20,200	Thompson Creek Metals Co., Inc.(b)	436,052
7,300	Timminco Ltd.(b)	141,491
11,300	Toromont Industries Ltd.	346,821
7,000	Torstar Corp. - Class B	106,692
1,400	Transat A.T., Inc. - Class A	28,845
3,100	Transat A.T., Inc. - Class B	62,363
10,600	Transcontinental, Inc. - Class A	198,822
5,600	Transglobe Energy Corp.(b)	25,634
1,200	Transition Therapeutics, Inc.(b)	14,310
21,200	Trican Well Service Ltd.	477,637
4,700	TriStar Oil & Gas Ltd.(b)	79,430
5,700	TVA Group, Inc. - Class B	92,029
23,500	Uex Corp.(b)	79,337
4,200	Uni-Select, Inc.	92,708
33,285	Uranium One, Inc.(b)	153,684
9,400	Uranium Participation Corp.(b)	79,990
8,800	Ur-Energy, Inc.(b)	12,583
74,600	UTS Energy Corp.(b)	400,741
1,650	Vasogen, Inc.(b)	688
800	Vector Aerospace Corp.(b)	3,972
4,700	Vernenex Energy, Inc.(b)	42,328
1,260	Vero Energy, Inc.(b)	11,010
2,100	Vitran Corp., Inc.(b)	31,278
400	Wescast Industries, Inc. - Class A	3,440
900	West Energy Ltd.(b)	2,994
5,500	West Fraser Timber Co. Ltd.	192,781
5,300	Western Canadian Coal Corp.(b)	22,366
4,900	Western Financial Group, Inc.	21,262
6,300	Westjet Airlines Ltd.(b)	107,158
7,300	Westport Innovations, Inc.(b)	21,021
1,100	Wi-Lan, Inc.(b)	2,075
5,700	Winpak Ltd.	34,468
600	Xantrex Technology, Inc.(b)	5,225
4,300	Xtreme Coil Drilling Corp.(b)	37,189
1,100	ZCL Composites, Inc.	10,049

		26,526,058

CHILE — 0.2%
164,971	Banmedica SA	198,115
49,991	Cementos BIO BIO SA	142,244
12,790	Cia de Consumidores de Gas de Santiago SA	63,652
42,000	Cia Sudamericana de Vapores SA	76,339
49,225,119	CorpBanca SA	319,540
17,867	Cristalerias de Chile SA	212,633
792,236	Empresas Iansa SA	50,056
37,174	Farmacias Ahumada SA	132,721
200,535	Industrias Forestales SA	56,409
1,454,475	Madeco SA	173,096
179,728	Vina Concha y Toro SA	359,728
7,792,205	Vina San Pedro SA	52,268

		1,836,801

CHINA — 0.2%
48,000	Anhui Expressway Co. Ltd. - H Shares	37,392
192,000	AviChina Industry & Technology Co. - H Shares(b)	28,609
30,000	Baoye Group Co. Ltd. - H Shares	19,136
92,000	Beijing Capital Land Ltd. - H Shares	39,712
11,400	BYD Co. Ltd. - H Shares	19,928
626,400	China Resources Microelectronics Ltd.(b)	28,135
152,000	China Wireless Technologies Ltd.	12,872
126,000	China Yurun Food Group Ltd.	190,508
182,000	Dalian Port PDA Co. Ltd. - H Shares	118,289
20,000	Delong Holdings Ltd	52,408
116,000	Golden Eagle Retail Group Ltd.	117,488
37,500	Great Wall Motor Co. Ltd. - H Shared	44,229
60,000	Harbin Power Equipment Co. - H Shares	102,395
374,000	Hunan Non-Ferrous Metal Corp. Ltd. - H Shares	142,974
29,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares	39,661
160,000	Qingling Motors Co. - H Shares	30,103
3,305,000	Semiconductor Manufacturing International Corp.(b)	250,339
172,000	Shenzhen Expressway Co. Ltd. - H Shares	126,060
356,000	Sinotrans Ltd. - Class H	120,297
62,000	Tianjin Capital Environmental Protection - H Shares	23,084
147,000	Travelsky Technology Ltd. - H Shares	127,524
75,000	Weiqiao Textile Co. - H Shares	89,611
148,000	Xiamen International Port Co. Ltd. - H Shares	48,676
108,000	Xinao Gas Holdings Ltd.	198,604
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)	39,869

		2,047,903

DENMARK — 0.2%
1,300	Alm. Brand A/S(b)	81,727
1,600	Amagerbanken A/S	66,297
2,400	Auriga Industries - Class B	92,939
2,250	Bang & Olufsen A/S - Class B	129,155
9,000	Capinordic A/S(b)	21,431

6

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
DENMARK (continued)
2,200	Dalhoff Larsen & Horneman A/S - Class B	$36,550
950	DFDS A/S	140,199
250	DiBa Bank A/S	13,068
2,350	East Asiatic Co. Ltd. A/S	207,707
2,200	Fionia Bank A/S	57,777
4,162	Forstaedernes Bank A/S	103,590
90	H+H International A/S - Class B	26,007
1,000	IC Companys A/S	40,413
1,558	NeuroSearch A/S(b)	89,308
1,300	Nordjyske Bank A/S	38,226
250	Norresundby Bank A/S	18,053
200	Parken Sport & Entertainment A/S(b)	52,820
980	Ringkjoebing Landbobank A/S	144,641
1,125	Royal UNIBREW A/S	139,425
350	Sanistal A/S - Class B	35,383
3,100	Schouw & Co	113,986
700	SimCorp A/S	138,961
2,600	Sjaelso Gruppen	69,564
5,820	Spar Nord Bank A/S(b)	112,670
325	Sparbank	17,462
100	Sparekassen Faaborg A/S	36,647
650	Thrane & Thrane A/S	35,802
4,000	TK Development(b)	58,418
500	Vestjysk Bank A/S	20,871

		2,139,097

FINLAND — 0.5%
11,568	Alma Media	162,995
22,250	Amer Sports Oyj - Class A	387,173
1,400	Bank of Aland Plc - Class B	55,762
5,321	Cargotec Corp., Class B	221,043
16,468	Comptel Plc	38,400
4,700	Cramo Oyj - Class B	108,696
10,700	Elektrobit Corp.	22,162
12,200	Finnair Oyj	120,471
5,400	Finnlines Oyj(b)	115,015
9,150	Fiskars Oyj Abp - Class A	179,641
11,650	F-Secure Oyj	49,845
2,100	HKScan Oyj	27,339
14,150	Huhtamaki Oyj	153,005
9,800	Kemira Oyj	140,931
12,000	Konecranes Oyj	519,536
3,265	Kyro Oyj Abp	15,231
5,400	Lassila & Tikanoja Oyj	132,943
1,850	Lemminkainen Oyj	99,309
10,440	Nokian Renkaat Oyj	438,164
1,850	Olvi Oyj - Class A	72,565
7,279	Orion Oyj - Class A	160,834
14,389	Orion Oyj - Class B	302,403
2,400	PKC Group Oyj	28,997
16,857	Pohjola Bank Plc	334,641
1,080	Ponsse Oyj	24,436
7,300	Poyry Oyj	189,766
20,000	Raisio Plc - Class V	51,179
6,800	Rapala VMC Oyj	47,285
1,770	Stockman Oyj Abp - Class A	78,389
5,315	Stockman Oyj Abp - Class B	219,054
126	Tietoenator Oyj	3,284
17,900	Uponor Oyj	386,325
1,200	Vacon Plc	54,905
1,000	Vaisala Oyj - Class A	45,132
16,100	YIT Oyj	453,886

		5,440,742

FRANCE — 1.4%
778	Affine SA	44,795
902	Ales Groupe	23,787
3,474	Alten(b)	121,991
19,560	Altran Technologies SA(b)	170,465
3,839	April Group	203,438
3,596	Arkema(b)	206,622
1,781	Assystem	27,630
12,503	Atos Origin SA(b)	762,523
1,591	Audika	82,823
7,010	Beneteau SA	191,889
1,514	BioMerieux	165,100
300	Boiron SA	8,933
629	Bonduelle SCA	77,962
1,679	Bongrain SA	164,465
9,779	Bourbon SA	657,607
10,949	Bull SA(b)	46,117
17,208	Canal Plus	178,730
2,116	Carbone Lorraine	116,539
4,445	CBo Territoria	23,531
489	Cegedim SA	45,750
1,047	Cegid Group	34,050
1,670	Clarins	110,073
3,425	Club Mediterranee SA(b)	178,806
2,331	Compagnie Plastic-Omnium SA	82,651
1,082	Damartex SA	32,953
1,095	Delachaux SA	102,601
12,314	Derichebourg	104,169
845	Electricite de Strasbourg	162,365
463	Esso Ste Anonyme Francaise	116,567
14,068	Etablissements Maurel Et Prom	324,287
1,280	Etam Developpement SA	47,926
2,798	Euro Disney Sca(b)	37,129
1,226	Exel Industries SA - Class A	89,129
1,883	Faurecia(b)	94,998
2,688	Fimalac	161,128
839	Fleury Michon SA	45,697
202	Gaumont SA	18,870
518	Geodis	107,852
6,915	GFI Informatique	48,566
1,410	GL Events	67,340
899	Groupe Crit	28,891
3,507	Groupe Steria SCA	119,827
251	Guerbet	44,718
1,184	Guyenne et Gascogne SA	202,121
3,678	Haulotte Group	72,989

7

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
FRANCE (continued)
49,971	Havas SA	$212,652
2,150	IMS-International Metal Service	86,247
3,910	Ingenico	131,422
3,723	IPSOS	126,923
863	Laurent-Perrier	124,938
346	LISI	37,356
2,090	M6-Metropole Television	48,062
629	Maisons France Confort	31,513
3,415	Manitou BF SA	104,473
873	Manutan (Societe)	65,063
5,752	Mercialys SA	267,056
4,555	Nexans SA	601,203
4,029	Nexity	179,386
463	Norbert Dentressangle	41,703
4,755	Oberthur Technologies	35,020
6,698	Orpea(b)	364,565
1,266	Pierre & Vacances	138,954
485	Radiall	59,768
4,762	Rallye SA	359,298
2,892	Remy Cointreau SA	177,845
16,544	Rhodia SA(b)	340,543
1,356	Rodriguez Group(b)	30,184
1,662	Rubis	147,913
1,400	Saft Groupe SA	53,966
15,650	SCOR SE	375,668
4	SCOR SE, Non-Registered Shares(b)	13
1,333	SEB SA	243,301
2,300	Sechilienne-Sidec	181,874
4,545	Societe BIC SA	232,636
2,776	Societe Immobiliere de Location pour l’Industrie et le Commerce	395,614
815	Somfy SA	225,746
811	Sopra Group SA	63,046
923	Sperian Protection	116,732
573	Spir Communication	54,139
1,360	Stallergenes	113,981
857	Ste Industrielle d’Aviation Latecoere SA	18,665
1,316	STEF-TFE	87,872
62	Sucriere de Pithiviers-Le-Vieil	50,008
1,305	Synergie SA	42,957
7,712	Teleperformance	316,273
3,877	Theolia SA(b)	135,224
2,088	Trigano SA	70,038
8,342	UBISOFT Entertainment(b)	833,174
886	Union Financiere de France BQE SA	46,205
10,605	Valeo SA	427,138
7,341	Viel et Compagnie	49,730
402	Vilmorin & Cie	74,974
1,248	Virbac SA	117,655
494	VM Materiaux SA	50,808
5,708	Zodiac SA	304,221

		14,150,145

GERMANY — 1.3%
5,932	Aareal Bank AG	220,095
2,064	Adlink Internet Media AG(b)	46,359
4,077	ADVA AG Optical Networking(b)	15,915
11,559	Aixtron AG(b)	178,074
5,397	Altana AG	112,019
6,102	Baader Wertpapierhandelsbank AG	35,431
1,916	Balda AG(b)	6,413
3,334	Bechtle AG	108,746
8,045	Bilfinger Berger AG	684,057
1,034	Biotest AG	71,382
780	Boewe Systec AG	29,655
2,684	CENTROTEC Sustainable AG(b)	56,363
1,017	Cewe Color Holding AG(b)	39,949
3,193	ComBOTS AG(b)	57,679
8,271	Comdirect Bank AG	118,521
2,944	Conergy AG	62,018
934	CTS Eventim AG	35,662
4,009	Curanum AG	28,716
1,958	D+S Europe AG(b)	39,459
6,258	DAB Bank AG	57,387
655	Deutsche Wohnen AG	16,146
11,195	Deutz AG(b)	121,944
7,612	Douglas Holdings AG	402,957
1,775	Duerr AG(b)	77,185
440	DVB Bank AG	182,085
6,000	EM.Sport Media AG(b)	21,344
13,153	Epcos AG	199,676
1,290	Escada AG(b)	25,219
1,198	Euwax AG	92,679
10,166	Evotec AG(b)	26,896
3,542	Fielmann AG	261,455
14,237	Freenet AG	242,501
1,320	Fuchs Petrolub AG	145,197
2,507	Gerry Weber International AG	85,077
2,948	GFK AG	133,093
3,263	GPC Biotech AG(b)	8,865
711	Grenkeleasing AG	28,263
1,410	Hawesko Holding AG	53,579
11,016	Heidelberger Druckmaschinen AG	261,091
1,384	Indus Holding AG	49,008
834	Interseroh AG zur Verwertung von Sekundaerrohstoffen	74,120
9,419	Jenoptik AG(b)	86,133
9,805	Kontron AG	157,780
4,116	Krones AG	349,314
210	KSB AG	151,417
7,388	KUKA AG(b)	270,795
1,410	KWS Saat AG	306,089
7,696	Lanxess AG	297,719
5,406	Leoni AG	290,296
4,552	Medion AG(b)	90,653
2,650	MLP AG	43,913
900	Morphosys AG(b)	56,365

8

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
GERMANY (continued)
7,780	MTU Aero Engines Holding AG(b)	$352,674
120	Muehlbauer Holding AG & Co. KGaA	4,917
3,842	MVV Energie AG	185,081
1,551	Nemetschek AG	41,406
6,988	Norddeutsche Affinerie AG	294,333
4,552	Nordex AG(b)	192,716
1,199	Pfeiffer Vacuum Technology AG	114,602
3,942	Pfleiderer AG	83,474
13,058	Premiere AG(b)	271,777
8,596	QSC AG(b)	34,760
932	Rational AG	205,867
678	REpower Systems AG(b)	223,629
4,181	Rheinmetall AG	314,851
13,298	Rhoen Klinikum AG	400,371
475	Sartorius AG	17,880
1,302	Schlott Gruppe AG	31,090
14,249	SGL Carbon AG(b)	962,325
5,128	Singulus Technologies(b)	75,023
1,556	Sixt AG	77,421
5,314	Software AG	350,057
1,149	Solon AG Fuer Solartechnik(b)	87,793
9,857	Stada Arzneimittel AG	667,117
904	STINAG Stuttgart Invest AG	40,856
530	STRABAG AG	196,885
10,545	Suedzucker AG	239,993
4,152	Takkt AG	79,816
2,439	Vivacon AG	41,684
1,861	Vossloh AG	268,516
3,126	Wincor Nixdorf AG	237,225
10,051	Wirecard AG(b)	209,188
2,027	Wuerttembergische Lebensversicherung AG - Class D	98,841

		13,014,922

GREECE — 0.4%
118,832	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical & Organizations	383,932
25,077	Anek Lines SA	82,314
11,258	Aspis Bank SA	42,319
8,200	Athens Medical Center SA	38,996
6,750	Bank of Attica(b)	39,439
3,004	Bank of Greece	430,522
1,850	C. Rokas SA	39,365
10,995	Diagnostic & Therapeutic Center of Athens Hygeia SA(b)	65,795
3,162	Euromedica SA	37,227
4,480	Forthnet SA(b)	41,677
4,720	Fourlis Holdings SA	148,970
2,870	Frigoglass SA	99,493
9,670	GEK Group of Cos. SA	131,142
11,932	Geniki Bank(b)	76,403
7,831	Greek Postal Savings Bank	152,171
9,780	Halcor SA	36,802
2,570	Hellenic Duty Free Shops SA	45,369
28,277	Hellenic Technodomiki Tev SA	350,811
6,140	Heracles General Cement Co	160,944
4,630	Iaso SA	69,339
20,300	Intracom Holdings SA	73,081
6,280	J&P-Avax SA	47,351
10,171	Lambrakis Press SA	58,103
5,160	Metka SA	107,389
10,180	Michaniki SA	78,667
11,600	Minoan Lines Shipping SA	87,835
12,165	Motor Oil (Hellas) Corinth Refineries SA	280,255
9,408	Mytilineos Holdings SA(b)	132,752
5,388	Neochimiki LV Lavrentiadis SA	154,977
7,509	Nireus Aquaculture SA	26,703
2,180	S&B Industrial Minerals SA	34,544
5,750	Sarantis SA	98,530
28,837	Technical Olympic SA(b)	27,017
2,338	Teletypos SA Mega Channel	23,238
3,530	Terna SA	44,365
27,740	Viohalco	340,112

		4,087,949

HONG KONG — 0.9%
96,000	Alco Holdings Ltd.	29,868
30,000	Allied Group Ltd.	117,266
358,000	Allied Properties HK Ltd.	79,389
92,000	AMVIG Holdings Ltd.	96,401
142,000	Asia Financial Holdings Ltd.	68,196
34,000	Asia Satellite Telecommunications Holdings Ltd.	57,580
1,784,164	Asia Standard International Group Ltd.	34,404
900,000	Asian Union New Media Group Ltd.(b)	14,659
36,000	Associated International Hotels Ltd.(b)	69,969
340,000	Brilliance China Automotive Holdings Ltd.(b)	63,443
64,000	Cafe de Coral Holdings Ltd.	129,475
255,952	Champion Technology Holdings Ltd.	40,534
324,000	Chaoda Modern Agriculture (Holdings) Ltd.	465,931
70,000	Chen Hsong Holdings Ltd.	32,175
36,000	Chevalier International Holdings Ltd.	29,061
150,000	Chia Tai Enterprises International Ltd.(b)	3,065
225,000	China Aerospace International Holdings Ltd.(b)	27,939
130,000	China Electronics Corp. Holdings Co. Ltd.(b)	38,392
245,000	China Everbright International Ltd.	97,547

9

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
HONG KONG (continued)
174,000	China Foods Ltd.(b)	$102,571
228,000	China Gas Holdings Ltd.	70,684
490,000	China Grand Forestry Resources Group Ltd.(b)	57,463
63,000	China Green Holdings Ltd.	83,480
49,000	China Infrastructure Machinery Holdings Ltd.	55,527
97,000	China Insurance International Holdings Co. Ltd.(b)	258,051
106,000	China Metal International Holdings, Inc.	22,881
342,000	China Mining Resources Group Ltd.(b)	41,985
190,000	China Pharmaceutical Group Ltd.(b)	63,734
346,000	China Power International Development Ltd.(b)	125,810
202,000	China Rare Earth Holdings Ltd.	45,831
34,800	China Resources Logic Ltd.	39,357
210,000	China Seven Star Shopping Ltd.(b)	3,656
54,000	China Shineway Pharmaceutical Group Ltd.	36,027
480,000	China Solar Energy Holdings Ltd.(b)	23,376
34,000	China State Construction International Holdings Ltd.	56,413
34,000	China State Construction International Holdings Ltd.(b)	3,752
656,000	China Travel International Investment Hong Kong Ltd.	292,892
51,000	Chong Hing Bank Ltd.	122,814
52,000	Chow Sang Sang Holdings International Ltd.	67,076
350,000	Citic 21CN Co. Ltd.(b)	23,373
580,000	Citic Resources Holdings Ltd.(b)	268,287
48,000	Clear Media Ltd.(b)	41,007
600,000	CNPC (Hong Kong) Ltd.	288,430
286,000	Coastal Greenland Ltd.	37,635
94,000	Comba Telecom Systems Holdings Ltd.	22,821
120,000	Cosco International Holdings Ltd.	69,187
44,000	Cross-Harbour Holdings Ltd.	41,930
33,550	Dickson Concepts International Ltd.	24,773
121,000	Digital China Holdings Ltd.	76,338
10,000	DVN Holdings Ltd.(b)	889
110,000	Dynasty Fine Wines Group Ltd.	21,827
168,234	EganaGoldpfeil Holdings Ltd.(b)	14,248
162,000	Emperor International Holdings Ltd.	62,134
297,962	Enerchina Holdings Ltd.(b)	11,270
56,000	eSun Holdings Ltd.(b)	19,348
110,000	Extrawell Pharmaceutical Holdings Ltd.(b)	27,806
224,116	Far East Consortium International Ltd.	83,336
54,000	Fong’s Industries Co. Ltd.	29,955
118,000	Fountain Set (Holdings) Ltd.	18,685
39,000	FU JI Food and Catering Services Holdings Ltd.	63,894
98,000	Fubon Bank Hong Kong Ltd.	113,041
152,000	Fushan International Energy Group Ltd.(b)	95,228
490,000	Geely Automobile Holdings Ltd.	56,293
170,000	Giordano International Ltd.	74,195
184,000	Global Bio-Chem Technology Group Co. Ltd.	85,246
116,000	Glorious Sun Enterprises Ltd.	60,979
320,000	Golden Resorts Group Ltd.(b)	12,833
44,000	Grande Holdings Ltd.	10,925
458,000	Guangdong Investment Ltd.	224,226
180,000	GZI Transportation Ltd.	88,470
40,000	Harbour Centre Development Ltd.	64,971
225,000	Hi Sun Technology (China) Ltd.(b)	39,970
723,663	HKC Holdings Ltd.	157,457
159,600	HKR International Ltd.	108,411
56,000	Hong Kong Ferry (Holdings) Co. Ltd.	55,413
142,000	Hongkong Chinese Ltd.	25,403
110,000	Hopson Development Holdings Ltd.	235,895
8,000	Hua Han Bio-Pharmaceutical Holdings Ltd.	1,783
59,631	Hung Hing Printing Group Ltd.	18,936
450,000	Hutchison Harbour Ring Ltd.(b)	39,768
135,000	I-CABLE Communications Ltd.	22,241
23,000	Integrated Distribution Services Group Ltd. - Series V	57,407
33,000	Jinhui Holdings Ltd.(b)	20,828
263,579	K Wah International Holdings Ltd.	115,486
234,666	Kingway Brewery Holdings Ltd.	46,833
1,072,000	Lai Sun Development Co. Ltd.(b)	20,091
59,000	Li Ning Co. Ltd.	174,985
46,000	Liu Chong Hing Investment Ltd.	53,508
62,000	Lung Kee (Bermuda) Holdings Ltd.	28,217
52,000	Matsunichi Communication Holdings Ltd.	44,709
98,000	Midland Holdings Ltd.	101,327
440,000	Mingyuan Medicare Development Co. Ltd.	66,634
108,000	Minmetals Resources Ltd.	41,857

10

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
HONG KONG (continued)
67,000	Miramar Hotel & Investment Co. Ltd.	$101,923
3,671,148	Nan Hai Corp. Ltd.(b)	37,005
280,000	Natural Beauty Bio-Technology Ltd.	68,281
145,000	Neo-China Group Holdings Ltd.	94,705
162,000	Next Media Ltd.	60,759
242,000	Oriental Press Group Ltd.	34,854
305,668	Pacific Andes International Holdings Ltd.	53,568
275,000	Pacific Century Premium Developments Ltd.	103,081
1,112,400	Paliburg Holdings Ltd.	30,978
48,000	Peace Mark Holdings Ltd.	55,963
200,000	Pico Far East Holdings Ltd.	28,267
19,800	Playmates Holdings Ltd.	11,726
19,800	Playmates Toys Ltd.(b)	838
192,000	Prime Success International Group Ltd.	111,526
80,000	Public Financial Holdings Ltd.	73,061
130,774	PYI Corp. Ltd.	32,130
1,222,000	Regal Hotels International Holdings Ltd.	68,228
56,000	Road King Infrastructure Ltd.	66,294
88,000	SA SA International Holdings Ltd.	34,594
26,000	SEA Holdings Ltd.	17,725
8,000	Shaw Brothers (Hong Kong)	19,530
1,545,000	Shenzhen International Holdings Ltd.	162,157
374,000	Shenzhen Investment Ltd.	203,893
89,000	Shenzhou International Group Holdings Ltd.	25,224
538,000	Shougang Concord International Enterprises Co. Ltd.	166,848
34,000	Shui On Construction & Materials Ltd.	85,193
200,000	Silver Grant International Ltd.	37,000
236,000	Sino Biopharmaceutical Ltd.	45,549
2,330,000	Sino-I Technology Ltd.(b)	24,105
272,250	Sinolink Worldwide Holdings Ltd.	47,771
118,000	Sinopec Kantons Holdings Ltd.	.19,962
158,000	Skyfame Realty Holdings Ltd.(b)	32,393
436,000	Skyworth Digital Holdings Ltd.	42,567
43,500	SmarTone Telecommunications Holding Ltd.	45,821
195,486	SRE Group Ltd.(b)	41,848
306,000	Stone Group Holdings Ltd.	23,886
82,000	TAI Cheung Holdings Ltd.	47,978
69,000	Tan Chong International Ltd.	20,962
290,001	TCL Multimedia Technology Holdings Ltd.(b)	15,055
132,000	Texwinca Holdings Ltd.	99,343
88,800	Tian An China Investment Co. Ltd.	75,388
106,000	Tianjin Development Holdings Ltd.	85,269
420,000	Titan Petrochemicals Group Ltd.(b)	18,477
193,000	Towngas China Co. Ltd.(b)	80,406
292,000	TPV Technology Ltd.	203,568
50,000	Truly International Holdings Ltd.	59,139
45,000	Varitronix International Ltd.	30,119
136,000	Vitasoy International Holdings Ltd.	60,736
84,000	VODone Ltd.(b)	7,646
102,000	VST Holdings Ltd.	23,210
17,000	VTech Holdings Ltd.	93,152
70,000	Wai Kee Holdings Ltd.	19,410
29,000	Wing On Co. International Ltd.	52,253
80,000	Xiwang Sugar Holdings Co. Ltd.	32,094
30,000	Yip’s Chemical Holdings Ltd.	21,099

		9,833,970

HUNGARY — 0.0%
1,508	Danubius Hotel & Spa Plc(b)	67,790
344	EMASZ Rt.(b)	46,878
15,083	Fotex Plc(b)	65,551

		180,219

INDONESIA — 0.2%
314,500	Apexindo Pratama Duta PT	62,144
1,594,500	Bank Niaga Tbk PT	117,480
3,011,250	Bank Pan Indonesia Tbk PT(b)	192,137
857,000	Berlian Laju Tanker Tbk PT	189,277
468,300	Bhakti Investama Tbk PT	24,351
479,000	Ciputra Surya Tbk PT(b)	29,070
363,000	Citra Marga Nusaphala Persada Tbk PT	51,328
864,000	Energi Mega Persada Tbk PT(b)	96,021
1,307,500	Global Mediacom Tbk PT	92,137
1,339,000	Holcim Indonesia Tbk PT(b)	131,700
856,000	Indofood Sukses Makmur Tbk PT	210,784
1,219,500	Kalbe Farma Tbk PT	120,017
2,167,500	Lippo Karawaci Tbk PT	162,212
1,284,300	Matahari Putra Prima Tbk PT	78,061
2,072,500	Panin Life Tbk PT(b)	38,129
1,254,500	Ramayana Lestari Sentosa Tbk PT	108,679
125,500	Sinar Mas Agro Resources & Technology Tbk PT	107,958
180,500	Sumalindo Lestari Jaya Tbk PT(b)	35,195
448,000	Summarecon Agung Tbk PT	30,122
1,025,000	Tempo Scan Pacific Tbk PT	57,639
28,500	Timah Tbk PT	98,877

		2,033,318

11

\OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
IRELAND — 0.4%
19,916	DCC Plc	$458,017
40,375	Dragon Oil Plc(b)	383,289
6,927	FBD Holdings Plc	276,223
78,374	Fyffes Plc	108,277
52,546	Glanbia Plc	407,725
41,086	Greencore Group Plc	241,032
25,432	Iaws Group Plc	638,358
20,500	Independent News & Media Plc	61,098
6,355	Irish Continental Group Plc(b)	206,650
126,231	Kenmare Resources Plc(b)	99,788
6,121	Kingspan Group Plc	70,621
32,800	McInerney Holdings Plc	44,988
9,316	Paddy Power Plc	324,684
13,296	Readymix Plc	29,116
78,374	Total Produce Plc	60,032
48,645	United Drug Plc	290,830

		3,700,728

ISRAEL — 0.2%
24,123	Alony Hetz Properties & Investments Ltd.	84,883
14,254	Alvarion Ltd.(b)	91,298
11,336	AudioCodes Ltd.(b)	46,344
6,387	Azorim-Investment Development & Construction Co. Ltd.	83,056
3,843	Blue Square Chain Investments & Properties Ltd.	23,630
6,797	Blue Square-Israel Ltd.	65,852
26,704	Clal Industries & Investments	136,661
3,693	Danya Cebus Ltd.(b)	22,246
13,567	Delek Automotive Systems Ltd.	209,518
10,104	Direct Insurance Financial Investments Ltd.	33,827
5,168	Elbit Medical Imaging Ltd.(b)	231,465
686	Electra (Israel) Ltd.(b)	89,632
4,847	Elron Electronic Industries Ltd.(b)	47,414
1,541	FMS Enterprises Migun Ltd.	43,626
14,655	Frutarom	119,730
3,086	Hot Telecommunication System(b)	44,251
51,102	Housing & Construction Holdings Ltd.(b)	79,678
5,109	Israel Petrochemical Enterprises Ltd.	35,677
5,206	Ituran Location & Control Ltd.	56,835
2,244	Koor Industries Ltd.	146,908
1,166	Property & Building Corp. Ltd.	92,600
5,150	RADVision Ltd.(b)	35,893
7,800	Retalix Ltd.(b)	113,065
6,910	Scailex Corp. Ltd.(b)	71,979
30,677	Shufersal Ltd.	152,262
8,297	Union Bank of Israel(b)	40,496

		2,198,826

ITALY — 0.8%
12,923	ACEA SpA	248,841
4,493	AcegasAps SpA	37,720
4,777	Actelios SpA	54,508
18,355	Aedes SpA	56,093
20,522	Amplifon SpA	69,345
19,817	Arnoldo Mondadori Editore SpA	172,248
11,747	Astaldi SpA	98,120
19,000	Azimut Holding SpA	207,063
47,864	Banca Finnat Euramerica SpA	62,392
13,083	Banca Intermobiliare SpA	108,404
10,180	Banca Popolare dell’Etruria e del Lazio	141,807
16,395	Banca Profilo SpA	35,816
10,603	Banco di Desio e della Brianza SpA	111,547
13,502	Benetton Group SpA(b)	176,178
2,727	Biesse SpA	57,986
868	Bonifica Ferraresi e Imprese Agricole SpA	50,273
6,562	Brembo SpA	83,642
6,800	Bulgari SpA	78,870
10,024	Caltagirone Editore SpA	61,715
9,158	Caltagirone SpA	74,122
7,938	Carraro SpA	75,185
15,854	Cementir Holding SpA	145,882
89,347	Compagnie Industriali Riunite SpA	231,614
17,559	Credito Artigiano SpA	76,215
2,680	Credito Bergamasco SpA	126,463
10,587	Cremonini SpA	49,166
4,901	Danieli & Co. SpA	176,737
28,798	Davide Campari-Milano SpA(b)	259,808
11,715	De’Longhi SpA	54,401
1,000	Digital Multimedia Technologies SpA(b)	36,383
13,659	Ducati Motor Holding SpA(b)	35,895
9,537	ERG SpA	208,844
3,739	ERGO Previdenza SpA	24,202
4,260	Esprinet SpA	46,484
2,543	Fiera Milano SpA(b)	27,895
98,968	Gemina SpA	139,982
12,205	Gewiss SpA	77,344
2,618	GranitiFiandre SpA	28,562
19,815	GreenergyCapital SpA(b)	328
34,089	Gruppo Editoriale L’Espresso SpA	119,381
50,896	Hera SpA	191,781
45,336	IMMSI SpA	62,055
41,722	Impregilo SpA(b)	251,115
6,730	Indesit Co. SpA	80,788
3,035	Industria Macchine Automatiche SpA	63,980
43,925	Intek SpA	38,226
6,000	Interpump Group SpA	53,088
67,845	Iride SpA	207,686

12

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
ITALY (continued)
1,246	Italmobiliare SpA	$118,086
11,320	Juventus Football Club SpA(b)	19,106
19,815	KME Group(b)	32,132
3,165	Mariella Burani SpA	83,741
5,000	MARR SpA	52,677
14,814	Meliorbanca SpA	57,347
44,262	Milano Assicurazioni SpA	288,934
8,988	Navigazione Montanari SpA	34,846
5,000	Panariagroup Industrie Ceramiche SpA	25,837
4,609	Permasteelisa SpA	97,920
20,492	Piccolo Credito Valtellinese Scarl	243,074
3,480	Pirelli & C Real Estate SpA	104,394
45,883	Premafin Finanziaria SpA	106,948
15,524	Premuda SpA	31,843
521	Realty Vailog SpA(b)	2,312
21,864	Recordati SpA	159,381
18,894	Risanamento SpA(b)	51,067
1,433	Sabaf SpA	44,417
1,068	SAES Getters SpA	29,527
2,000	SAVE SpA	31,088
11,160	Societa Cattolica di Assicurazioni SCRL	596,591
41,186	Societa Partecipazioni Finanziarie SpA(b)	28,733
3,079	Socotherm SpA	24,841
10,367	Sogefi SpA	51,531
12,888	SOL SpA	91,090
45,647	Sorin SpA(b)	76,740
8,578	Stefanel SpA(b)	17,534
333,382	Telecom Italia Media SpA(b)	74,873
60,560	Tiscali SpA(b)	236,187
2,530	Tod’s SpA	151,978
4,797	Trevi Finanziaria SpA	110,771
5,718	Vianini Lavori SpA	80,946
3,570	Vittoria Assicurazioni SpA	77,733

		8,110,405

JAPAN — 4.9%
22,000	Achilles Corp.	32,874
16,000	ADEKA Corp.	153,511
3,000	Advan Co. Ltd.	17,847
10	Advance Residence Investment Corp.	36,517
2,448	Aeon Fantasy Co. Ltd.	33,058
3,000	Ahresty Corp.	43,805
6,400	Ai Holdings Corp.	34,861
12,000	Aica Kogyo Co. Ltd.	118,448
1,100	Aichi Bank Ltd. (The)	94,534
13,200	Aichi Corp.	103,228
20,000	Aichi Machine Industry Co. Ltd.	53,598
9,000	Aida Engineering Ltd.	57,573
2,600	Aiphone Co. Ltd.	37,603
9,000	Airport Facilities Co. Ltd.	60,943
7,300	Aisan Industry Co. Ltd.	71,215
15,000	Akebono Brake Industry Co. Ltd.	112,906
35,000	Akita Bank Ltd. (The)	153,898
11,900	Allied Telesis Holdings KK(b)	8,350
4,000	Aloka Co. Ltd.	50,625
1,900	Alpha Systems, Inc.	57,793
5,800	Alpine Electronics, Inc.	66,152
3,000	Alps Logistics Co. Ltd.	30,498
11,000	Amano Corp.	116,680
14,000	Ando Corp.	21,327
8,000	Anest Iwata Corp.	32,275
24,000	Anritsu Corp.	81,261
3,200	AOC Holdings, Inc.	34,327
2,100	AOI Electronic Co. Ltd.	23,214
4,600	AOKI Holdings, Inc.	74,810
30,000	Aomori Bank Ltd. (The)	127,644
4,700	Ariake Japan Co. Ltd.	66,326
2,700	Arisawa Manufacturing Co. Ltd.	19,038
2,000	Art Corp.	29,079
3,190	As One Corp.	69,285
15,000	Asahi Diamond Industrial Co. Ltd.	103,957
12,000	Asahi Organic Chemicals Industry Co. Ltd.	33,268
4,350	Asahi Pretec Corp.	114,982
20,000	Asahi TEC Corp.(b)	16,232
4,000	ASKA Pharmaceutical Co. Ltd.	31,856
7,000	Asunaro Aoki Construction Co. Ltd.	35,551
41,000	Atsugi Co. Ltd.	51,766
4,400	Autobacs Seven Co. Ltd.	114,976
3,600	Avex Group Holdings, Inc.	37,121
16,000	Awa Bank Ltd. (The)	103,405
18,000	Bando Chemical Industries Ltd.	70,751
900	Bank of Ikeda Ltd. (The)(b)	25,835
2,600	Bank of Iwate Ltd. (The)	167,403
19,000	Bank of Nagoya Ltd. (The)	130,430
2,600	Bank of Okinawa Ltd. (The)	99,604
24,000	Bank of Saga Ltd. (The)	83,027
5,000	Bank of the Ryukyus Ltd.(b)	51,648
5,900	Belluna Co. Ltd.	54,677
11,000	Best Denki Co. Ltd.	75,780
4,000	Bookoff Corp.	24,774
8,000	Bunka Shutter Co. Ltd.	24,738
3,600	CAC Corp.	37,981
16,000	Calsonic Kansei Corp.	68,813
4,500	Canon Electronics, Inc.	107,706
7,000	Canon Finetech, Inc.	99,964
3,500	Cawachi Ltd.	82,124
13,000	Central Finance Co. Ltd.	37,439
21,000	Central Glass Co. Ltd.	79,650
7,800	Century Leasing System, Inc.	64,553
8,500	Chiba Kogyo Bank Ltd. (The)(b)	118,844
7,500	Chiyoda Co. Ltd.	134,263
1,400	Chofu Seisakusho Co. Ltd.	28,914

13

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
JAPAN (continued)
20,000	Chori Co. Ltd.(b)	$22,187
5,500	Chudenko Corp.	86,752
14,000	Chuetsu Pulp & Paper Co. Ltd.	23,477
17,000	Chugai Ro Co. Ltd.	73,757
8,000	Chugoku Marine Paints Ltd.	61,313
34,000	Chukyo Bank Ltd. (The)	102,294
9,000	Chuo Spring Co. Ltd.	36,918
13,000	CKD Corp.	86,260
5,000	Cleanup Corp.	24,467
7,000	CMK Corp.	49,473
14	Coca-Cola Central Japan Co. Ltd.	113,362
2,090	Cocokara Fine Holdings, Inc.(b)	46,027
9,000	Colowide Co. Ltd.	44,383
8,000	Commuture Corp.	39,405
3,000	COMSYS Holdings Corp.	27,136
4,400	Corona Corp.	54,650
6,600	Cosel Co. Ltd.	72,390
73,000	Cosmo Securities Co. Ltd.(b)	71,706
18	Creed Corp.	21,004
20	Creed Office Investment Corp.	47,453
6,500	Culture Convenience Club Co. Ltd.	26,926
13,000	D&M Holdings, Inc.(b)	54,135
29	DA Office Investment Corp.	113,900
23,000	Dai Nippon Toryo Co. Ltd.	29,212
9,000	Dai-Dan Co. Ltd.	38,079
7,000	Daido Metal Co. Ltd.	38,891
7,000	Daidoh Ltd.	78,537
4,100	Daiei, Inc. (The)(b)	35,438
17,000	Daifuku Co. Ltd.	213,107
18,000	Daihen Corp.	64,978
10,000	Daiichi Jitsugyo Co. Ltd.	41,904
23,000	Daiken Corp.	40,350
2,500	Daikoku Denki Co. Ltd.	20,897
23,000	Daikyo, Inc.	52,205
5,000	Daimei Telecom Engineering Corp.	41,014
16,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	57,220
25,000	Dainippon Screen Manufacturing Co. Ltd.	108,527
13,000	Daio Paper Corp.	89,941
28,000	Daisan Bank Ltd. (The)	101,142
4,509	Daiseki Co. Ltd.	136,255
35,000	Daishi Bank Ltd. (The)	150,033
13,000	Daiso Co. Ltd.	40,140
2,600	Daisyo Corp.	29,852
8,000	Daiwa Industries Ltd.	36,281
23,000	Daiwa Seiko, Inc.	39,535
15,000	Daiwabo Co. Ltd.	41,697
2,500	Daiwabo Information System Co. Ltd.	41,705
16,260	DCM Japan Holdings Co. Ltd.	105,300
17,000	Denki Kogyo Co. Ltd.	103,465
4,000	Denyo Co. Ltd.	38,546
11,000	Descente Ltd.	62,628
1,000	Don Quijote Co. Ltd.	18,283
3,150	Doshisha Co. Ltd.	49,230
6,274	Doutor Nichires Holdings Co. Ltd.	117,777
3,400	DTS Corp.	59,573
3,100	Dydo Drinco, Inc.	121,360
400	eAccess Ltd.	256,362
8,000	Eagle Industry Co. Ltd.	71,307
15,000	Ebara Corp.	54,348
8,700	EDION Corp.	88,364
21,000	Ehime Bank Ltd. (The)	76,904
32,000	Eighteenth Bank Ltd. (The)	116,540
4,000	Eiken Chemical Co. Ltd.	32,650
2,700	Eizo Nanao Corp.	52,983
3,000	Eneserve Corp.(b)	11,808
4,300	Enplas Corp.	45,260
8,000	Epson Toyocom Corp.	27,125
4,000	ESPEC Corp.	40,245
11,900	Fancl Corp.	148,912
22,000	FDK Corp.(b)	25,060
4,000	Foster Electric Co. Ltd.	77,023
2,900	FP Corp.	68,656
33,000	France Bed Holdings Co. Ltd.	47,912
5,300	Fuji Co. Ltd.	93,964
19,000	Fuji Kyuko Co. Ltd.	74,202
14,900	Fuji Oil Co. Ltd.	138,122
3,800	FUJI SOFT, Inc.	73,414
3,600	Fujicco Co. Ltd.	39,739
5,000	Fujikura Kasei Co. Ltd.	41,243
13,000	Fujita Kanko, Inc.	89,970
15,000	Fujitec Co. Ltd.	89,752
5,400	Fujitsu Business Systems Ltd.	64,430
3,700	Fujitsu Frontech Ltd.	32,539
18,000	Fujitsu General Ltd.	83,952
23,000	Fujiya Co. Ltd.(b)	32,960
6,000	Fukuda Corp.	19,301
34,000	Fukui Bank Ltd. (The)	114,085
32,000	Fukushima Bank Ltd. (The)	28,553
24,000	Fukuyama Transporting Co. Ltd.	80,988
58,000	Furukawa Co. Ltd.	105,193
2,000	Furusato Industries Ltd.	19,317
18,000	Fuso Pharmaceutical Industries Ltd.	45,525
1,900	Futaba Corp.	32,743
1,800	Fuyo General Lease Co. Ltd.	55,709
15,000	Gakken Co. Ltd.	36,278
6,900	Gecoss Corp.	29,308
27,000	Godo Steel Ltd.	97,321
170	Goodwill Group, Inc. (The)(b)	20,712
21	Green Hospital Supply, Inc.(b)	10,031
64,000	GS Yuasa Corp.	195,635
610	Gulliver International Co. Ltd.	22,006

14

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
JAPAN (continued)
8,000	Gun-Ei Chemical Industry Co. Ltd.	$17,473
26,000	Gunze Ltd.	123,388
2,900	H.I.S. Co. Ltd.	45,091
2,900	Hakuto Co. Ltd.	29,681
44,000	Hanwa Co. Ltd.	228,184
2,000	Happinet Corp.	27,919
3,400	Haruyama Trading Co. Ltd.	20,066
9,000	Heiwado Co. Ltd.	142,661
7,000	Hibiya Engineering Ltd.	46,486
29,000	Higashi-Nippon Bank Ltd. (The)	117,832
8,000	Higo Bank Ltd. (The)	50,388
5,700	Hitachi Information Systems Ltd.	115,858
13,000	Hitachi Kokusai Electric, Inc.	123,432
2,600	Hitachi Maxell Ltd.	28,426
8,000	Hitachi Medical Corp.	61,975
31,000	Hitachi Plant Technologies Ltd.	102,409
5,400	Hitachi Software Engineering Co. Ltd.	132,966
4,000	Hitachi Systems & Services Ltd.	77,972
4,500	Hitachi Tool Engineering Ltd.	54,063
13,000	Hitachi Transport System Ltd.	155,626
94,500	Hitachi Zosen Corp.(b)	99,152
12,000	Hodogaya Chemical Co. Ltd.	28,646
1,800	Hogy Medical Co. Ltd.	95,438
6,000	Hokkaido Coca-Cola Bottling Co. Ltd.	35,748
12,000	Hokkoku Bank Ltd. (The)	51,635
49,000	Hokuetsu Bank Ltd. (The)	118,686
28,000	Hokuetsu Paper Mills Ltd.	123,464
12,000	Hokuriku Electric Industry Co. Ltd.	17,761
4,400	Hokuto Corp.	93,768
1,400	Horiba Ltd.	47,653
15,700	Hosiden Corp.	318,690
4,000	Hosokawa Micron Corp.	25,581
19,000	Hyakugo Bank Ltd. (The)	124,954
1,000	Ichikoh Industries Ltd.	2,422
10,000	Ichiyoshi Securities Co. Ltd.	109,295
1,900	Icom, Inc.	44,972
5,000	Idec Corp.	56,838
13,000	Iino Kaiun Kaisha Ltd.	146,406
3,100	Inaba Denki Sangyo Co. Ltd.	90,784
1,600	Inaba Seisakusho Co. Ltd.	17,147
12,000	Inabata & Co. Ltd.	66,235
8,000	Inageya Co. Ltd.	70,171
9,500	Ines Corp.(b)	48,852
3,000	Information Services International-Dentsu Ltd.	25,971
1,451	Invoice, Inc.	22,460
4,000	Ise Chemical Corp.	26,355
41,000	Iseki & Co. Ltd.(b)	90,063
56,000	Ishihara Sangyo Kaisha Ltd.(b)	116,256
11,610	IT Holdings Corp.(b)	240,049
12,800	Itochu Enex Co. Ltd.	76,421
2,300	Itochu-Shokuhin Co. Ltd.	67,892
32,000	Itoham Foods, Inc.	180,699
6,000	Itoki Corp.	36,112
10,000	Iwasaki Electric Co. Ltd.	23,240
40,000	Iwatani International Corp.	118,257
11,000	Izumiya Co. Ltd.	76,011
2,200	Jalux, Inc.	29,953
4,000	Jamco Corp.	29,886
3,300	Japan Cash Machine Co. Ltd.	27,194
4,500	Japan Digital Laboratory Co. Ltd.	60,951
16	Japan Excellent, Inc.	97,690
3,800	Japan General Estate Co. Ltd. (The)	36,054
10	Japan Hotel and Resort, Inc.	33,343
26,000	Japan Pulp & Paper Co. Ltd.	92,677
21,000	Japan Radio Co. Ltd.	51,950
7,000	Japan Transcity Corp.	25,696
8,000	Japan Vilene Co. Ltd.	32,590
12,000	Japan Wool Textile Co. Ltd. (The)	96,597
15,000	Jeol Ltd.	57,792
33,000	JFE Shoji Holdings, Inc.	256,407
21,000	J-Oil Mills, Inc.	64,406
5,400	Joint Corp.	40,762
10,000	Joshin Denki Co. Ltd.	87,092
5,200	JSP Corp.	45,521
23,000	Juki Corp.	85,965
2,000	Kabuki-Za Co. Ltd.	90,844
3,200	Kadokawa Group Holdings, Inc.	78,805
4,800	Kaga Electronics Co. Ltd.	62,890
16,000	Kagawa Bank Ltd. (The)	94,602
12,000	Kagoshima Bank Ltd. (The)	96,392
17	Kakaku.Com, Inc.	88,119
19,000	Kaken Pharmaceutical Co. Ltd.	139,153
5,000	Kameda Seika Co. Ltd.	67,459
7,000	Kamei Corp.	30,509
14,000	Kanagawa Chuo Kotsu Co. Ltd.	68,380
15,000	Kandenko Co. Ltd.	86,580
71,000	Kanematsu Corp.(b)	109,975
12,000	Kanto Auto Works Ltd.	161,265
10,000	Kanto Denka Kogyo Co. Ltd.	55,752
7,000	Kanto Natural Gas Development Ltd.	47,119
10,700	Kanto Tsukuba Bank Ltd. (The)	60,969
8,000	Kasumi Co. Ltd.	45,898
4,000	Katakura Industries Co. Ltd.	75,062
5,000	Kato Sangyo Co. Ltd.	54,133
30,000	Kayaba Industry Co. Ltd.	140,852
12,000	Keihin Co. Ltd. (The)	19,082
4,400	Keihin Corp.	68,605
56	Kenedix, Inc.	86,197
2,000	Kentucky Fried Chicken Japan Ltd.	35,934

15

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
JAPAN (continued)
81,000	Kenwood Corp.	$95,916
2,900	KEY Coffee, Inc.	42,201
5,000	Kibun Food Chemifa Co. Ltd.	51,712
2,900	Kintetsu World Express, Inc.	71,337
2,600	Kisoji Co. Ltd.	54,038
7,000	Kissei Pharmaceutical Co. Ltd.	147,886
1,800	Kita-Nippon Bank Ltd. (The)	72,445
14,000	Kitz Corp.	83,690
82,000	Kiyo Holdings, Inc.	131,205
7,300	Koa Corp.	64,359
9,000	Koatsu Gas Kogyo Co. Ltd.	47,061
7,300	Koei Co. Ltd.	113,710
3,000	Kohnan Shoji Co. Ltd.	47,055
5,600	Kojima Co. Ltd.	28,291
6,800	Kokuyo Co. Ltd.	59,842
8,000	Komatsu Seiren Co. Ltd.	32,593
2,600	Komeri Co. Ltd.	68,601
3,410	Konaka Co. Ltd.	20,983
14,000	Krosaki Harima Corp.	36,356
6,240	K’s Holdings Corp.	130,046
15,000	Kumagai Gumi Co. Ltd.	13,822
47,000	Kurabo Industries Ltd.	100,800
34,000	KUREHA Corp.	213,985
17,000	Kurimoto Ltd.	22,173
4,700	Kuroda Electric Co. Ltd.	66,946
16,000	Kyodo Printing Co. Ltd.	42,954
6,300	Kyokuto Kaihatsu Kogyo Co. Ltd.	40,131
18,000	Kyokuyo Co. Ltd.	30,177
2,400	Kyoritsu Maintenance Co. Ltd.	47,508
12,000	Kyowa Exeo Corp.	94,990
14,000	Kyudenko Corp.	72,666
8	LCP Investment Corp.	17,582
8,500	Life Corp.	126,146
2,500	Macnica, Inc.	31,453
30,000	Maeda Corp.	96,774
14,000	Maeda Road Construction Co. Ltd.	109,524
2,200	Maezawa Kasei Industries Co. Ltd.	25,351
2,600	Maezawa Kyuso Industries Co. Ltd.	47,310
18,000	Makino Milling Machine Co. Ltd.	134,093
3,300	Mandom Corp.	87,961
2,900	Mars Engineering Corp.	52,081
4,900	Marubun Corp.	28,651
17,000	Marudai Food Co. Ltd.	36,767
27,000	Maruetsu, Inc. (The)(b)	219,172
69,910	Maruha Nichiro Holdings, Inc.(b)	106,394
14,000	Marusan Securities Co. Ltd.	89,705
1,900	Maruwa Co. Ltd.	25,763
17,000	Maruzen Co. Ltd.(b)	18,612
11,000	Maruzen Showa Unyu Co. Ltd.	33,985
8,000	Matsuya Co. Ltd.	185,532
2,800	Matsuya Foods Co. Ltd.	34,397
8,000	Max Co. Ltd.	100,588
2,800	MEC Co. Ltd.	24,626
3,500	Megachips Corp.(b)	43,817
41,000	Meidensha Corp.	112,833
5,000	Meito Sangyo Co. Ltd.	115,344
4,800	Meiwa Estate Co. Ltd.	35,771
31,000	Mercian Corp.	63,353
26,000	Michinoku Bank Ltd. (The)	75,801
10,000	Mikuni Coca-Cola Bottling Co. Ltd.	104,199
1,680	Milbon Co. Ltd.	32,456
2,700	Mimasu Semiconductor Industry Co. Ltd.	60,412
55,000	Minato Bank Ltd. (The)	110,077
2,200	Ministop Co. Ltd.	45,479
1,500	Miraca Holdings, Inc.	35,548
4,000	Misawa Homes Co. Ltd.(b)	24,496
3,200	MISUMI Group, Inc.	62,260
13,000	Mito Securities Co. Ltd.	41,411
8,000	Mitsuba Corp.	38,173
33,000	Mitsubishi Cable Industries Ltd.	44,104
69,000	Mitsubishi Paper Mills Ltd.	154,532
6,000	Mitsubishi Pencil Co. Ltd.	83,032
18,000	Mitsubishi Steel Manufacturing Co. Ltd.	65,518
16,000	Mitsuboshi Belting Co. Ltd.	73,195
4,000	Mitsui High-Tec, Inc.	31,095
8,000	Mitsui Home Co. Ltd.	41,151
30,000	Mitsui Mining Co. Ltd.	75,875
21,000	Mitsui Sugar Co. Ltd.	69,843
25,000	Mitsui-Soko Co. Ltd.	125,078
6,000	Mitsumura Printing Co. Ltd.	21,862
14,000	Mitsuuroko Co. Ltd.	86,607
6,100	Miura Co. Ltd.	156,824
27,000	Miyazaki Bank Ltd. (The)	108,751
14,000	Miyoshi Oil & Fat Co. Ltd.	20,978
23,000	Mizuno Corp.	138,794
14,000	Mochida Pharmaceutical Co. Ltd.	132,788
4,700	Modec, Inc.	165,060
13	Mori Hills REIT Investment Corp.	73,912
43,000	Morinaga & Co. Ltd.	91,465
31,000	Morinaga Milk Industry Co. Ltd.	97,973
8,000	Morita Corp.	34,392
8,000	MOS Food Services, Inc.	112,079
4,200	Moshi Moshi Hotline, Inc.	109,270
33,000	Nachi-Fujikoshi Corp.	136,630
16,000	Nagano Bank Ltd. (The)	44,764
3,000	Nagase & Co. Ltd.	31,625
7,000	Nagatanien Co. Ltd.	57,718
9,000	Nakamuraya Co. Ltd.	42,808
21,000	Nakayama Steel Works Ltd.	44,353
17,000	Nanto Bank Ltd. (The)	87,940
3,900	NEC Fielding Ltd.	46,943

16

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
JAPAN (continued)
1,600	NEC Leasing Ltd.	$20,082
2,600	NEC Mobiling Ltd.	37,823
5,300	NEC Networks & System Integration Corp.	74,298
12,000	NEC Tokin Corp.(b)	26,859
43	NET One Systems Co. Ltd.	54,302
5,000	Neturen Co. Ltd.	52,223
5,000	New Japan Radio Co. Ltd.	18,535
26,000	Nice Holdings, Inc.	62,140
9,000	Nichia Steel Works Ltd.	32,925
21,000	Nichias Corp.(b)	73,758
11,500	Nichicon Corp.	88,379
2,900	Nichiha Corp.	24,586
4,000	Nichii Gakkan Co.	59,016
26,000	Nichirei Corp.	122,738
3,100	Nidec Copal Corp.	42,000
2,800	Nidec Tosok Corp.	23,352
10,000	Nifco, Inc.	215,846
3,900	Nihon Dempa Kogyo Co. Ltd.	114,927
2,200	Nihon Eslead Corp.	26,276
8,000	Nihon Kohden Corp.	159,748
10,000	Nihon Nohyaku Co. Ltd.	87,767
11,000	Nihon Parkerizing Co. Ltd.	175,026
8,000	Nihon Unisys Ltd.	110,051
15,000	Nihon Yamamura Glass Co. Ltd.	31,363
8,000	Nikkiso Co. Ltd.	52,169
14,000	Nippo Corp.	76,538
11	Nippon Accommodations Fund, Inc.	52,969
28,000	Nippon Beet Sugar Manufacturing Co. Ltd.	63,112
21,000	Nippon Carbon Co. Ltd.	89,902
3,000	Nippon Ceramic Co. Ltd.	33,032
16,000	Nippon Chemical Industrial Co. Ltd.	40,968
27,000	Nippon Chemi-Con Corp.	107,730
7,000	Nippon Chemiphar Co. Ltd.	34,740
13,000	Nippon Denko Co. Ltd.	156,509
8,000	Nippon Densetsu Kogyo Co. Ltd.	58,653
22,000	Nippon Flour Mills Co. Ltd.	86,713
8,000	Nippon Gas Co. Ltd.	92,710
3,400	Nippon Kanzai Co. Ltd.	97,484
15,000	Nippon Kasei Chemical Co. Ltd.	30,675
10,000	Nippon Kayaku Co. Ltd.	69,742
13,000	Nippon Koei Co. Ltd.	33,419
10,000	Nippon Konpo Unyu Soko Co. Ltd.	137,032
26,000	Nippon Koshuha Steel Co. Ltd.	44,490
22,000	Nippon Light Metal Co. Ltd.	33,478
30,000	Nippon Metal Industry Co. Ltd.	89,405
247	Nippon Parking Development Co. Ltd.	10,776
18,000	Nippon Road Co. Ltd. (The)	24,600
10,000	Nippon Seiki Co. Ltd.	146,982
29,000	Nippon Sharyo Ltd.	63,588
13,000	Nippon Shinyaku Co. Ltd.	153,116
14,000	Nippon Signal Co. Ltd. (The)	77,582
31,000	Nippon Soda Co. Ltd.	110,300
21,800	Nippon Suisan Kaisha Ltd.	97,025
18,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	107,359
16,000	Nippon Thompson Co. Ltd.	111,332
11,000	Nippon Valqua Industries Ltd.	32,204
20,000	Nippon Yakin Kogyo Co. Ltd.	159,204
10,000	Nipro Corp.	170,136
12,629	NIS Group Co. Ltd.(b)	25,492
41,000	Nishimatsu Construction Co. Ltd.	92,638
11,400	Nishimatsuya Chain Co. Ltd.	143,079
8,000	Nissan Shatai Co. Ltd.	59,567
6,800	Nissei Corp.	71,930
7,900	Nissen Holdings Co. Ltd.	44,224
1,300	Nisshin Fudosan Co. Ltd.	7,605
10,000	Nisshin Oillio Group Ltd. (The)	36,545
17,000	Nissin Corp.	44,776
6,500	Nissin Kogyo Co. Ltd.	110,985
5,000	Nitta Corp.	82,618
10,000	Nittetsu Mining Co. Ltd.	61,488
55,000	Nitto Boseki Co. Ltd.	114,614
7,900	Nitto Kogyo Corp.	89,954
4,400	Nitto Kohki Co. Ltd.	90,613
6,000	Nitto Seiko Co. Ltd.	24,834
34,000	NOF Corp.	158,160
10,000	Nomura Co. Ltd.	34,830
28,000	Noritake Co. Ltd.	118,350
2,200	Noritsu Koki Co. Ltd.	29,716
9,000	Noritz Corp.	111,222
10,600	NSD Co. Ltd.	140,978
4,032	Oiles Corp.	75,325
19,000	Oita Bank Ltd. (The)	134,252
13,000	Okamoto Industries, Inc.	45,159
17,000	Okamura Corp.	128,829
19,000	Okasan Holdings, Inc.	102,636
31,000	Oki Electric Industry Co. Ltd.(b)	67,562
2,860	Okinawa Electric Power Co., Inc. (The)	124,905
29,000	Okumura Corp.	143,336
7,000	Okura Industrial Co. Ltd.	19,253
7,000	Okuwa Co. Ltd.	100,370
3,700	Olympic Corp.	23,659
7,000	ONO Sokki Co. Ltd.	38,582
4,000	Onoken Co. Ltd.	65,426
10,000	Organo Corp.	87,806
5,000	Origin Electric Co. Ltd.	31,617
5,500	Osaka Steel Co. Ltd.	75,167
6,000	Osaki Electric Co. Ltd.	28,891
4,600	Oyo Corp.	51,344
10,000	Pacific Industrial Co. Ltd.	39,237
1,900	Pack Corp. (The)	29,276

17

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
JAPAN (continued)
17,000	PanaHome Corp.	$97,432
5,600	Paramount Bed Co. Ltd.	74,470
13,000	Parco Co. Ltd.	170,975
13,000	Park24 Co. Ltd.	118,783
27	Pasona Group, Inc.	19,396
51,500	Penta-Ocean Construction Co. Ltd.(b)	62,956
2,900	Pigeon Corp.	53,418
2,400	Piolax, Inc.	48,843
23,000	Press Kogyo Co. Ltd.	101,019
38,000	Prima Meat Packers Ltd.(b)	34,735
9,500	Raito Kogyo Co. Ltd.	21,433
10,000	Rasa Industries Ltd.	18,207
8,000	Renown, Inc.(b)	28,319
14	Re-Plus Residential Investment, Inc.	33,139
10,000	Resort Solution Co. Ltd.	37,160
6,192	Resorttrust, Inc.	85,013
27,000	Rhythm Watch Co. Ltd.	29,617
3,400	Ricoh Leasing Co. Ltd.	67,565
5,000	Right On Co. Ltd.	56,081
17,000	Riken Corp.	75,717
9,000	Riken Technos Corp.	21,080
2,600	Riken Vitamin Co. Ltd.	79,777
3,700	Ringer Hut Co. Ltd.	48,825
2,400	Rock Field Co. Ltd.	36,655
18,000	Rohto Pharmaceutical Co. Ltd.	192,771
4,600	Roland Corp.	92,916
2,200	Roland DG Corp.	66,016
25	Round One Corp.	30,318
6,000	Royal Holdings Co. Ltd.	62,890
28,000	Ryobi Ltd.	105,841
7,000	Ryoden Trading Co. Ltd.	45,140
7,200	Ryosan Co. Ltd.	160,927
3,300	Ryoshoku Ltd.	62,288
6,700	Ryoyo Electro Corp.	60,906
5,000	S Foods, Inc.	35,368
119,000	S Science Co. Ltd.(b)	12,481
4,000	Sagami Chain Co. Ltd.	43,113
16,000	Sagami Railway Co. Ltd.	61,454
65,000	Saibu Gas Co. Ltd.	156,913
5,000	Saizeriya Co. Ltd.	43,812
23,000	Sakai Chemical Industry Co. Ltd.	87,551
11,000	Sakata INX Corp.	49,550
9,300	Sakata Seed Corp.	147,355
14,000	San-Ai Oil Co. Ltd.	56,053
32,000	Sanden Corp.	132,212
1,900	Sanei-International Co. Ltd.	33,061
15,000	San-In Godo Bank Ltd. (The)	132,846
9,000	Sankei Building Co. Ltd. (The)	61,990
11,000	Sanken Electric Co. Ltd.	61,161
15,000	Sanki Engineering Co. Ltd.	96,585
10,000	Sankyo Seiko Co. Ltd.	26,843
60,000	Sankyo-Tateyama Holdings, Inc.	69,916
9,000	Sankyu, Inc.	47,053
6,000	Sanoh Industrial Co. Ltd.	36,221
9,400	Sanrio Co. Ltd.	83,867
6,000	Sanshin Electronics Co. Ltd.	61,241
20,000	Sanyo Chemical Industries Ltd.	110,105
9,000	Sanyo Denki Co. Ltd.	41,431
21,000	Sanyo Shokai Ltd.	114,822
19,000	Sanyo Special Steel Co. Ltd.	87,838
18,000	Sasebo Heavy Industries Co. Ltd.	48,876
5,300	Sato Corp.	71,580
3,000	Satori Electric Co. Ltd.	25,365
11,000	SAXA Holdings, Inc.	18,023
1,600	Secom Joshinetsu Co. Ltd.	38,568
2,500	Secom Techno Service Co. Ltd.	66,231
5,600	Seikagaku Corp.	62,030
17,000	Seiko Holdings Corp.	77,096
5,000	Seino Holdings Corp.	33,422
10,000	Seiren Co. Ltd.	59,929
9,000	Sekisui Jushi Corp.	79,265
19,000	Sekisui Plastics Co. Ltd.	56,538
16,000	Senko Co. Ltd.	55,970
9,000	Senshukai Co. Ltd.	72,091
5,000	Shibaura Mechatronics Corp.	28,177
13,000	Shibusawa Warehouse Co. Ltd. (The)	77,731
5,100	Shibuya Kogyo Co. Ltd.	39,005
18,000	Shikibo Ltd.	22,198
35,000	Shikoku Bank Ltd. (The)	145,739
8,000	Shikoku Chemicals Corp.	35,869
5,100	Shikoku Coca-Cola Bottling Co. Ltd.	58,264
2,000	Shima Seiki Manufacturing Ltd.	77,453
1,200	Shimizu Bank Ltd. (The)	54,219
13,000	Shindengen Electric Manufacturing Co. Ltd.	33,537
12,000	Shin-Etsu Polymer Co. Ltd.	71,855
3,800	Shinkawa Ltd.	56,281
9,000	Shin-Keisei Electric Railway Co. Ltd.	29,858
12,100	Shinki Co. Ltd.(b)	14,967
22,000	Shinko Electric Co. Ltd.	76,978
5,000	Shinko Plantech Co. Ltd.	78,567
4,000	Shinko Shoji Co. Ltd.	43,252
8,000	Shin-Kobe Electric Machinery Co. Ltd.	46,244
20,000	Shinmaywa Industries Ltd.	76,603
27,000	Shinwa Kaiun Kaisha Ltd.	178,270
15,000	Shiroki Corp.	37,366
10,000	Shizuoka Gas Co. Ltd.	59,973
4,900	Sho-Bond Holdings Co. Ltd.(b)	56,452
18,000	Shochiku Co. Ltd.	114,653
5,000	Showa Aircraft Industry Co. Ltd.	55,174
6,000	Showa Corp.	44,875
32,000	Showa Sangyo Co. Ltd.	81,841

18

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
JAPAN (continued)
11,000	Sinanen Co. Ltd.	$40,797
12,000	Sintokogio Ltd.	114,178
144	Sky Perfect Jsat Corp.	61,911
9,000	SMK Corp.	41,009
33,000	Snow Brand Milk Products Co. Ltd.	97,801
8,000	Sodick Co. Ltd.	44,361
4,100	Sorun Corp.	24,155
2,500	SRA Holdings, Inc.	38,178
16,000	SSP Co. Ltd.	72,796
5,000	ST Corp.	62,312
1,000	St. Marc Holdings Co. Ltd.	36,146
11,000	Star Micronics Co. Ltd.	187,606
13,000	Starzen Co. Ltd.	28,293
2,000	Stella Chemifa Corp.	44,172
2,700	Sugi Pharmacy Co. Ltd.	71,440
5,300	Sumco Techxiv Corp.	161,631
3,300	Sumida Corp.	43,541
12,000	Suminoe Textile Co. Ltd.	24,332
2,700	Sumisho Computer Systems Corp.	51,736
28,000	Sumitomo Coal Mining Co. Ltd.(b)	22,668
19,000	Sumitomo Forestry Co. Ltd.	134,552
65,000	Sumitomo Light Metal Industries Ltd.	82,581
9,200	Sumitomo Mitsui Construction Co. Ltd.(b)	8,706
25,000	Sumitomo Osaka Cement Co. Ltd.	54,779
7,000	Sumitomo Precision Products Co. Ltd.	26,218
7,000	Sumitomo Warehouse Co. Ltd. (The)	35,145
4,200	Suruga Corp.	24,520
31,000	SWCC Showa Holdings Co. Ltd.	46,124
6,800	T. Hasegawa Co. Ltd.	113,768
13,000	T. RAD Co. Ltd.	69,688
5,000	Tachibana Eletech Co. Ltd.	41,842
6,300	Tachi-S Co. Ltd.	51,314
23,000	Tadano Ltd.	238,685
8,000	Taihei Dengyo Kaisha Ltd.	60,487
14,000	Taihei Kogyo Co. Ltd.	51,956
3,800	Taiho Kogyo Co. Ltd.	48,378
7,000	Taikisha Ltd.	81,385
7,000	Takagi Securities Co. Ltd.	17,314
6,600	Takamatsu Corp.	86,618
2,700	Takano Co. Ltd.	25,622
23,000	Takara Standard Co. Ltd.	116,409
16,000	Takasago International Corp.	112,773
16,000	Takasago Thermal Engineering Co. Ltd.	124,836
3,000	Takigami Steel Construction Co. Ltd. (The)	8,387
11,000	Takiron Co. Ltd.	27,334
16,000	Takuma Co. Ltd.	44,214
12,000	Tamura Corp.	38,316
13,000	TCM Corp.	28,865
27,000	Teac Corp.(b)	25,426
4,300	Tecmo Ltd.	45,997
800	Teikoku Electric Manufacturing Co. Ltd.	14,057
4,000	Teikoku Piston Ring Co. Ltd.	31,934
8,000	Teikoku Tsushin Kogyo Co. Ltd.	24,268
29,000	Tekken Corp.(b)	28,998
5,800	Tenma Corp.	80,597
5,600	TKC Corp.	111,714
35,000	Toa Corp.(b)	28,210
44,000	Toagosei Co. Ltd.	183,471
13,000	Tobu Store Co. Ltd.	46,534
16,400	TOC Co. Ltd.	99,569
3,000	Tocalo Co. Ltd.	44,628
21,000	Tochigi Bank Ltd. (The)	139,070
21,000	Toei Co. Ltd.	106,222
16,000	Toenec Corp.	75,467
33,000	Toho Bank Ltd. (The)	145,132
9,000	Toho Real Estate Co. Ltd.	53,575
23,000	Toho Zinc Co. Ltd.	128,558
13,000	Tohoku Bank Ltd. (The)	22,121
13,000	Tokai Corp.	58,776
30,000	Tokai Tokyo Securities Co. Ltd.	122,164
17,000	Toko, Inc.(b)	37,445
13,000	Tokushima Bank Ltd. (The)	74,899
13,840	Tokushu Tokai Holdings Co. Ltd.	24,348
5,000	Tokyo Dome Corp.	20,647
15	Tokyo Electron Device Ltd.	25,119
6,000	Tokyo Energy & Systems, Inc.	29,587
14,000	Tokyo Kikai Seisakusho Ltd.	34,954
9,000	Tokyo Leasing Co. Ltd.	94,468
11,000	Tokyo Rakutenchi Co. Ltd.	43,420
21,000	Tokyo Rope Manufacturing Co. Ltd.	37,953
2,000	Tokyo Seimitsu Co. Ltd.	40,033
9,000	Tokyo Style Co. Ltd.	90,668
3,700	Tokyo Tomin Bank Ltd. (The)	78,921
34,000	Tokyotokeiba Co. Ltd.	66,010
2,300	Tokyu Community Corp.	50,265
3,900	Tokyu Livable, Inc.	38,266
10,000	Tokyu Store Chain Co. Ltd.	52,979
12,000	Toli Corp.	22,984
18,000	Tomato Bank Ltd.	41,490
1,600	Tomen Electronics Corp.	18,738
15,000	Tomoku Co. Ltd.	26,213
8,436	Tomy Co. Ltd.	59,589
17,000	Tonami Transportation Co. Ltd.	35,318
23	Top REIT, Inc.	86,763
12,000	Topcon Corp.	103,843
2,100	Toppan Forms Co. Ltd.	22,888
11,000	Topre Corp.	98,221
38,000	Topy Industries Ltd.	103,876
65,000	Tori Holdings Co. Ltd.(b)	8,096

19

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
JAPAN (continued)
4,000	Torii Pharmaceutical Co. Ltd.	$58,222
5,000	Torishima Pump Manufacturing Co. Ltd.	86,492
17,000	Toshiba Plant Systems & Services Corp.	139,275
11,000	Tosho Printing Co. Ltd.	27,107
7,000	Totetsu Kogyo Co. Ltd.	41,414
17,000	Tottori Bank Ltd. (The)	49,469
4,500	Touei Housing Corp.	29,137
36,000	Towa Bank Ltd. (The)(b)	39,247
2,000	Towa Pharmaceutical Co. Ltd.	77,598
16,000	Towa Real Estate Development Co. Ltd.	20,297
36,000	Toyo Construction Co. Ltd.(b)	21,696
7,200	Toyo Corp.	109,907
7,000	Toyo Electric Manufacturing Co. Ltd.	18,762
13,000	Toyo Engineering Corp.	54,377
19,000	Toyo Kanetsu K K	41,647
13,000	Toyo Kohan Co. Ltd.	64,460
14,000	Toyo Securities Co. Ltd.	47,341
37,000	Toyo Tire & Rubber Co. Ltd.	143,909
24,000	Toyobo Co. Ltd.	50,623
4,600	Trans Cosmos, Inc.	55,940
4,800	Trusco Nakayama Corp.	73,913
37,000	Tsubakimoto Chain Co.	249,849
18,000	Tsugami Corp.	64,244
10,000	Tsukishima Kikai Co. Ltd.	79,785
7,800	Tsumura & Co.	188,806
1,300	Tsuruha Holdings, Inc.	48,582
5,000	Tsurumi Manufacturing Co. Ltd.	35,537
4,000	Tsutsumi Jewelry Co. Ltd.	84,685
15,000	Ube Material Industries Ltd.	37,483
9,000	Uchida Yoko Co. Ltd.	37,549
13,000	Uniden Corp.	89,414
3,300	Unimat Life Corp.	35,033
2,500	Union Tool Co.	91,948
94,000	Unitika Ltd.	95,004
4,000	U-Shin Ltd.	23,525
7,200	Valor Co. Ltd.	80,388
14,800	Venture Link Co. Ltd.(b)	14,370
27,000	Victor Co. of Japan Ltd.(b)	65,699
2,800	Vital-net, Inc.	19,451
2,000	Warabeya Nichiyo Co. Ltd.	26,951
5,500	WATAMI Co. Ltd.	92,250
7,000	Wood One Co. Ltd.	42,304
24,000	Yamagata Bank Ltd. (The)	148,588
17,000	Yamanashi Chuo Bank Ltd. (The)	112,261
10,000	Yamazen Corp.	37,976
2,500	Yaoko Co. Ltd.	70,728
5,000	Yasuda Warehouse Co. Ltd. (The)	43,350
4,000	Yellow Hat Ltd.	21,511
20,000	Yodogawa Steel Works Ltd.	105,026
8,000	Yokohama Reito Co. Ltd.	60,046
3,700	Yokowo Co. Ltd.	24,697
5,000	Yomeishu Seizo Co. Ltd.	49,599
14,000	Yomiuri Land Co. Ltd.	48,232
7,000	Yondenko Corp.	34,736
4,500	Yonekyu Corp.	47,156
3,700	Yorozu Corp.	53,687
6,000	Yoshimoto Kogyo Co. Ltd.	79,627
27	Yoshinoya Holdings Co. Ltd.	40,265
31,000	Yuasa Trading Co. Ltd.	42,914
9,000	Yuraku Real Estate Co. Ltd.	29,870
15,000	Yurtec Corp.	85,510
2,640	Yushin Precision Equipment Co. Ltd.	56,499
3,000	Yushiro Chemical Industry Co. Ltd.	52,200
6,400	Zenrin Co. Ltd.	141,776
14,300	Zensho Co. Ltd.	83,808
5,000	ZERIA Pharmaceutical Co. Ltd.	50,478
4,200	Zuken, Inc.	39,236

		50,833,713

LUXEMBOURG — 0.0%
2,150	Elcoteq SE(b)	17,230
254	Orco Property Group	21,631

		38,861

MACAU — 0.0%
15,600	Elixir Gaming Technologies, Inc.(b)	27,924

MALAYSIA — 0.5%
30,500	Aeon Co. (Malaysia) Berhad(b)	89,155
145,700	Affin Holdings Berhad	94,076
45,800	Amway (Malaysia) Holdings Berhad	97,005
85,200	Bandar Raya Developements Berhad	54,967
44,100	Batu Kawan Berhad	157,449
436,600	Berjaya Corp. Berhad	153,464
66,100	Boustead Holdings Berhad	111,937
75,100	Carlsberg Brewery-Malaysia Berhad	98,376
34,000	Chemical Co. of Malaysia Berhad	28,262
224,500	DRB-Hicom Berhad	94,365
18,500	Fraser & Neave Holdings Berhad	48,875
76,900	Guinness Anchor Berhad	137,543
102,700	GuocoLand Malaysia Berhad	55,013
51,500	Hong Leong Industries Berhad	63,371
30,500	Hume Industries-Malaysia Berhad	36,083
213,100	IGB Corp. Berhad	126,480
97,200	IJM Plantations Berhad	114,319
54,900	KFC Holdings Malaysia Berhad	114,287
113,900	KLCC Property Holdings Berhad	109,644
88,000	KNM Group Berhad	177,835

20

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
MALAYSIA (continued)
58,700	Kulim Malaysia Berhad	$143,643
97,400	Lingkaran Trans Kota Holdings	115,815
112,000	Lion Industries Corp. Berhad	85,278
247,500	Malaysian Resources Corp. Berhad(b)	117,373
10,000	MEASAT Global Berhad(b)	4,707
112,000	Media Prima Berhad	88,430
199,600	MK Land Holdings Berhad	29,265
46,000	MNRB Holdings Berhad	71,019
235,000	MTD Infraperdana Berhad	56,407
450,000	Mulpha International Berhad(b)	140,744
29,100	Naim Cendera Holdings Berhad	35,232
58,700	NCB Holdings Berhad	58,077
55,500	Oriental Holdings Berhad	105,020
199,300	OSK Holdings Berhad	130,293
58,300	Padiberas Nasional Berhad	39,491
17,000	Pelikan International Corp. Berhad	16,324
106,300	POS Malaysia Berhad	68,332
86,870	Puncak Niaga Holdings Berhad	99,697
143,700	Ranhill Berhad	68,420
34,000	RB Land Holdings Berhad(b)	25,318
260,900	Scomi Group Berhad	81,662
75,100	Shangri-La Hotels (Malaysia) Berhad	56,459
91,200	Star Publications Malaysia Berhad	100,995
41,790	Subur Tiasa Holdings Berhad	37,516
62,400	Sunrise Berhad	48,922
59,800	Sunway City Berhad	54,367
51,600	Ta Ann Holdings Berhad	125,711
325,600	TA Enterprise Berhad	118,638
210,800	TAN Chong Motor Holdings Berhad	121,833
170,200	Time dotCom Berhad(b)	27,673
60,480	Top Glove Corp. Berhad	92,160
47,840	UBG Berhad(b)	35,372
99,300	Uchi Technologies Berhad	71,565
38,700	United Plantations Berhad	170,400
105,000	Wah Seong Corp. Berhad	81,369
95,600	Zelan Berhad	79,000

		4,765,033

MEXICO — 0.7%
386,400	Consorcio ARA SAB de CV	405,234
184,000	Controladora Comercial Mexicana SAB de CV - UBC	517,507
158,600	Corp. GEO SAB de CV - Series B(b)	591,230
107,708	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)	245,427
241,200	Embotelladoras Arca SAB de CV	919,843
160,250	Empresas ICA Sociedad Controladora SAB de CV(b)	962,684
4,500	GMD Resorts SAB de CV(b)	4,891
76,900	Gruma SAB de CV - Series B	212,618
163,500	Grupo Aeroportuario del Sureste SAB de CV - Series B	919,856
120,492	Grupo Cementos de Chihuahua SAB de CV	614,479
109,000	Grupo Continental SAB de CV	267,596
57,500	Grupo Industrial Maseca SAB de CV - Series B	55,424
32,600	Grupo Industrial Saltillo SAB de CV	55,169
22,817	Grupo Iusacell SA de CV(b)	270,291
4,500	Grupo Mexicano de Desarrollo SAB de CV(b)	12,013
138,400	Industrias CH SAB de CV - Series B(b)	633,364
784,800	TV Azteca SA de CV	456,420
121,015	Vitro SAB de CV - Series A(b)	214,253

		7,358,299

MONACO — 0. 0%
56	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	49,834

NETHERLANDS — 0.6%
21,296	Aalberts Industries NV	457,635
936	Accell Group	34,973
1,946	Arcadis NV	117,381
11,552	ASM International NV	270,010
2,250	Beter BED Holding NV	52,522
4,451	Brunel International	106,431
29,395	Corporate Express	336,427
7,501	Crucell NV(b)	139,601
3,083	Crucell NV - ADR(b)	57,436
3,048	Draka Holding	108,534
1,590	Eriks Group NV - CVA	116,641
3,556	Exact Holding NV	120,805
903	Gamma Holding NV	58,648
2,624	Grontmij - CVA	99,674
4,045	Heijmans NV - CVA	163,886
16,275	Imtech NV	452,093
2,592	Innoconcepts	43,816
5,700	Jetix Europe NV	159,256
1,128	KAS Bank NV - CVA	47,474
12,400	Koninklijke BAM Groep NV	294,960
6,156	Koninklijke Vopak NV	419,462
2,805	Macintosh Retail Group NV	75,311
5,819	Nutreco Holding NV	424,944
18,340	OCE NV	275,151
13,584	OPG Groep NV - CVA	363,900
3,476	Ordina NV	57,324
14,105	Pharming Group NV(b)	19,220
29,050	Qiagen NV(b)	646,252
6,716	Sligro Food Group NV	313,173
1,412	Smit International NV	163,583
5,233	Telegraaf Media Groep NV	184,282
2,140	Ten Cate NV	77,578

21

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
NETHERLANDS (continued)
4,932	TKH Group NV(b)	$120,137
2,829	Unit 4 Agresso NV	79,673
9,156	USG People NV(b)	210,468

		6,668,661

NEW ZEALAND — 0.1%
955	Allied Medical Ltd.(b)(c)	0
37,800	Fisher & Paykel Appliances Holdings Ltd.	71,536
29,436	Infratil Ltd.	53,576
6,300	Mainfreight Ltd.	33,812
22,940	New Zealand Refining Co. Ltd. (The)	141,691
17,803	Nuplex Industries Ltd.	89,988
33,654	PGG Wrightson Ltd.	54,812
23,220	Port of Tauranga Ltd.	116,528
76,230	Ryman Healthcare Ltd.	106,859
15,128	Sanford Ltd.	53,962
42,277	Sky City Entertainment Group Ltd.	131,954
16,969	Steel & Tube Holdings Ltd.	40,502
26,804	Tower Ltd.	43,544
34,146	Warehouse Group Ltd. (The)	154,638

		1,093,402

NORWAY — 0.3%
31,000	Acta Holding ASA(b)	111,075
7,600	Aktiv Kapital ASA(b)	129,852
4,500	Bonheur ASA	223,971
3,200	Camillo Eitzen & Co. ASA(b)	41,529
136,848	DNO International ASA(b)	257,398
5,000	DOF ASA	56,143
13,800	EDB Business Partner ASA	106,532
5,500	Ekornes ASA	99,341
5,000	Eltek ASA(b)	28,566
10,000	Ementor ASA(b)	77,428
3,400	Farstad Shipping A/S	91,525
6,500	Ganger Rolf ASA	278,257
1,500	Kongsberg Gruppen ASA	102,419
4,300	Leroy Seafood Group ASA	90,853
3,000	Norwegian Air Shuttle AS(b)	58,162
37,000	Ocean RIG ASA(b)	321,195
3,050	Odfjell ASA - Class A	52,498
5,000	Rieber & Son ASA	43,471
12,200	Sevan Marine ASA(b)	170,918
3,800	Solstad Offshore ASA	100,228
7,840	Sparebanken Midt-Norge	79,242
4,600	Tandberg ASA	77,759
20,800	TGS Nopec Geophysical Co. ASA(b)	333,430
24,200	Tomra Systems ASA	173,314
15,000	Veidekke ASA	134,197
1,600	Wilh Wilhelmsen ASA - Class A	53,059

		3,292,362

PHILIPPINES — 0.1%
1,120,000	Aboitiz Equity Ventures, Inc.	173,974
4,600	China Banking Corp.	66,774
80,000	Filinvest Development Corp.	5,387
2,159,375	Filinvest Land, Inc.(b)	50,697
88,100	First Philippine Holdings Corp.	84,073
155,000	Jollibee Foods Corp.	160,964
1,591,696	Megaworld Corp.	76,862
538,000	Petron Corp.	72,058
66,200	Philippine National Bank(b)	47,530
3,700	Philippine Stock Exchange, Inc.	55,670
150,900	Robinsons Land Corp.	38,148
26,700	Security Bank Corp.	37,727
273,815	Universal Robina Corp.	90,335

		960,199

POLAND — 0.4%
7,596	Agora SA	139,109
14,296	Alchemia SA(b)	58,349
7,270	Apator SA	48,117
6,112	Budimex SA(b)	215,719
6,279	Cersanit-Krasnystaw SA(b)	63,342
4,164	Debica	178,103
112,000	Echo Investment SA(b)	336,013
526	Elektrobudowa SA	46,290
32,056	Eurocash SA	189,924
21,032	Fabryka Kotlow Rafako SA(b)	71,468
6,186	Farmacol SA(b)	103,711
4,706	Grupa Kety SA	245,648
6,544	Grupa Lotos SA	97,949
45,450	Impexmetal SA	97,034
4,255	Koelner SA(b)	44,387
350	LPP SA(b)	364,296
5,176	Mondi Packaging Paper Swiecie SA(b)	109,249
8,958	Mostostal Zabrze SA(b)	35,955
90,939	Netia SA(b)	148,142
3,805	NG2 SA	75,534
2,824	Opoczno SA(b)	36,343
10,774	Orbis SA	278,472
1,308	PBG SA(b)	173,781
16,684	Pfleiderer Grajewo SA	205,626
23,704	Polimex Mostostal SA	74,303
3,298	Polska Grupa Farmaceutyczna SA	122,691
20,836	Polski Koncern Miesny Duda SA(b)	42,430
2,288	Sygnity SA	32,796
363,944	Synthos SA(b)	169,897
7,830	Vistula & Wolczanka SA(b)	30,031
2,268	Zaklady Tluszczowe Kruszwica	45,520

		3,880,229

PORTUGAL — 0.1%
7,786	Corticeira Amorim SA	18,648
18,043	Finibanco Holding SGPS SA	112,426
8,032	Impresa SGPS(b)	18,536

22

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
PORTUGAL (continued)
31,000	Jeronimo Martins SGPS SA	$244,686
19,947	Mota Engil SGPS SA	177,352
19,000	SAG GEST-Solucoes Automovel Globais SGPS SA	70,231
13,909	Semapa - Sociedade de Investimento e Gestao	194,644
14,400	Sonae Industria SGPS SA(b)	100,317
26,370	SONAECOM - SGPS SA(b)	91,420
37,560	Teixeira Duarte - Engenharia Construcoes SA - Class C	90,252

		1,118,512

SINGAPORE — 0.3%
117,000	Allgreen Properties Ltd.	111,249
45,000	Asia Food and Properties Ltd.	23,893
7,400	Bonvests Holdings Ltd.	5,898
6,000	Bukit Sembawang Estates Ltd.	41,773
85,000	Cambridge Industrial Trust	44,073
76,000	CDL Hospitality Trusts	107,284
11,000	Cerebos Pacific Ltd.	30,637
148,000	Chartered Semiconductor Manufacturing Ltd.(b)	85,687
177,000	Chuan Hup Holdings Ltd.	46,969
15,550	Creative Technology Ltd.	74,519
35,000	Datacraft Asia Ltd.	32,025
25,000	Ezra Holdings Ltd.	44,349
27,000	Goodpack Ltd.	34,832
99,000	Hi-P International Ltd.	39,356
29,000	Ho Bee Investment Ltd.	21,634
63,000	Hong Leong Asia Ltd.	123,851
24,000	Hotel Plaza Ltd.	33,589
50,600	Hotel Properties Ltd.	106,442
56,000	Hwa Hong Corp. Ltd.	29,063
27,000	Hyflux Ltd.	68,465
28,000	IDT Holdings Singapore Ltd.	8,613
73,000	Jaya Holdings Ltd.	75,489
92,950	Jurong Technologies Industrial Corp. Ltd.	21,333
257,000	K1 Ventures Ltd.	38,665
25,000	Keppel Telecommunications & Transportation Ltd.	98,462
63,000	Kim Eng Holdings Ltd.	102,493
32,000	Ks Energy Services Ltd.	40,117
31,429	Lafe Technology Ltd.	2,883
20,000	Macquarie MEAG Prime REIT	18,287
85,000	Metro Holdings Ltd.	47,915
47,000	Midas Holdings	36,739
36,000	MobileOne Ltd.	51,404
32,000	NatSteel Ltd.	34,325
29,000	Orchard Parade Holdings Ltd.(b)	26,492
69,600	OSIM International Ltd.	15,313
53,400	Parkway Holdings Ltd.	138,696
45,000	Petra Foods Ltd.	38,861
140,000	Raffles Education Corp. Ltd.	120,459
43,000	SBS Transit Ltd.	72,336
12,142	SC Global Developments Ltd.	13,483
61,000	Singapore Food Industries Ltd.	36,144
102,000	Singapore Post Ltd.	87,324
95,000	SMRT Corp. Ltd.	126,155
30,000	Tat Hong Holdings Ltd.	47,324
59,375	Unisteel Technology Ltd.	70,816
18,000	United Engineers Ltd.	52,533
94,000	UOB-Kay Hian Holdings Ltd.	144,181
2,000	Venture Corp. Ltd.	16,351
20,000	WBL Corp. Ltd.	76,803
43,000	Wheelock Properties (S) Ltd.	64,405
55,000	Wing Tai Holdings Ltd.	81,204

		2,911,193

SOUTH AFRICA — 0.6%
8,486	Adcorp Holdings Ltd.	35,698
32,497	Aeci Ltd.	282,521
61,906	Afgri Ltd.	53,946
43,741	African Oxygen Ltd.	144,809
21,133	Allied Technologies Ltd.	147,772
18,232	Argent Industrial Ltd.	43,972
3,888	Aspen Pharmacare Holdings Ltd.(b)	15,920
10,760	Astral Foods Ltd.	144,878
89,783	AVI Ltd.	177,057
26,384	Avuza Ltd.(b)	88,624
6,892	Bell Equipment Ltd.	39,533
57,968	Caxton and CTP Publishers and Printers Ltd.	103,515
2,787	Ceramic Industries Ltd.	30,769
9,135	City Lodge Hotels Ltd.	90,476
26,710	DataTec Ltd.	95,238
10,064	Distell Group Ltd.	69,213
17,471	Distribution and Warehousing Network Ltd.(b)	32,413
57,380	Drdgold Ltd.(b)	44,215
26,384	ElementOne Ltd.	50,108
66,781	Enaleni Pharmaceuticals Ltd.(b)	26,463
9,724	Foschini Ltd.	46,213
35,515	Gold Reef Resorts Ltd.	97,315
76,830	Grindrod Ltd.	261,984
9,008	Group Five Ltd.	59,765
4,521	Highveld Steel and Vanadium Corp. Ltd.(b)	104,339
4,019	Hudaco Industries Ltd.	41,222
13,781	Hulamin Ltd.	39,841
37,047	Iliad Africa Ltd.(b)	53,217
52,630	Illovo Sugar Ltd.	222,893
23,107	Johnnic Holdings Ltd.(b)	40,212
12,111	Lewis Group Ltd.	61,336
56,665	Medi-Clinic Corp. Ltd.	146,162
206,251	Merafe Resources Ltd.(b)	94,802
30,264	Metair Investments Ltd.	55,919
67,363	Metorex Ltd.(b)	211,237
160,419	Metropolitan Holdings Ltd.	277,947
25,000	Mr. Price Group Ltd.	55,035

23

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
SOUTH AFRICA (continued)
36,329	Mvelaphanda Group Ltd.	$38,331
112,249	Nampak Ltd.	243,953
40,025	New Clicks Holdings Ltd.	73,168
50,815	Northam Platinum Ltd.	442,160
8,920	Omnia Holdings Ltd.	96,627
6,556	Palabora Mining Co. Ltd.	129,611
29,397	Peregrine Holdings Ltd.	54,090
12,814	PSG Group Ltd.	32,924
28,401	Reunert Ltd.	209,484
320,104	SA Corporate Real Estate Fund	120,233
29,818	Sentula Mining Ltd.	70,770
19,476	Spar Group Ltd. (The)	143,103
19,861	Sun International Ltd.	285,507
58,372	Super Group Ltd.	54,339
3,000	Tiger Wheels Ltd.(b)	2,900
13,161	Tongaat Hulett Ltd.	158,368
24,146	Trencor Ltd.	84,995
22,078	Truworths International Ltd.	74,274
9,523	Wilson Bayly Holmes-Ovcon Ltd.	159,729

		6,061,145

SOUTH KOREA — 0.6%
3,031	Bukwang Pharmaceutical Co. Ltd.	103,387
460	Cheil Communications, Inc.	123,658
3,645	Cheil Industries, Inc.	198,657
4,980	Daeduck Electronics Co.	26,194
17,260	Daegu Bank	273,700
1,000	Daekyo Co. Ltd.	76,067
2,900	Daewoo Motor Sales Corp.	90,784
6,570	Daishin Securities Co. Ltd.(b)	145,071
625	Dong-A Pharmaceutical Co. Ltd.	71,254
2,386	Dongbu HiTek Co. Ltd.(b)	20,909
1,740	Dongbu Insurance Co. Ltd.	65,204
3,142	Dongkuk Steel Mill Co. Ltd.	146,499
8,200	Doosan Construction & Engineering Co. Ltd.	105,498
8,870	Halla Climate Control	82,922
720	Hanil Cement Co. Ltd.	68,465
3,200	Hanjin Heavy Industries & Construction Co. Ltd.	182,426
1,420	Hanjin Heavy Industries & Construction Holdings Co. Ltd.(b)	45,466
960	Hankuk Glass Industries, Inc.	27,172
832	Hanmi Pharm Co. Ltd.	140,169
4,500	Hansol Paper Co.(b)	57,598
7,080	Hanwha Chem Corp.	102,580
5,940	Hotel Shilla Co. Ltd.	153,171
3,380	Hyosung Corp.	209,791
15,220	Hyundai Autonet Co. Ltd.	92,625
1,660	Hyundai Department Store Co. Ltd.	174,940
790	Hyundai Elevator Co. Ltd.	76,370
6,580	Hyundai Hysco	64,604
8,560	Hyundai Marine & Fire Insurance Co. Ltd.	175,194
5,001	Hyundai Securities Co.(b)	73,432
2,080	Korea Investment Holdings Co. Ltd.(b)	109,912
2,220	Korea Kumho Petrochemical Co.	106,747
970	Korea Zinc Co. Ltd.	116,733
9,332	Korean Reinsurance Co.	93,017
7,730	KP Chemical Corp.(b)	65,168
3,940	Kumho Industrial Co. Ltd.	131,232
4,400	LG Dacom Corp.	83,135
3,130	LG Fashion Corp.	90,756
651	LG Household & Health Care Ltd.	134,686
4,149	LG International Corp.	93,643
1,050	LG Life Sciences Ltd.(b)	61,021
6,640	LIG Insurance Co. Ltd.(b)	141,988
80	Lotte Chilsung Beverage Co. Ltd.	91,506
100	Lotte Confectionary Co. Ltd.	118,873
6,810	Lotte Midopa Co. Ltd.(b)	75,359
1,035	LS Cable Ltd.	101,451
2,270	LS Industrial Systems Co. Ltd.	113,349
90	Namyang Dairy Products Co. Ltd.	70,739
310	Orion Corp.	64,173
3,310	Poongsan Corp.	59,153
14,880	Pusan Bank	239,418
480	Samchully Co. Ltd.	91,815
2,470	Samsung Fine Chemicals Co. Ltd.	142,258
1,009	Samyang Corp.	45,901
890	Sindo Ricoh Co. Ltd.	50,647
26,950	SK Securities Co. Ltd.(b)	76,320
4,200	SKC Co. Ltd.	86,058
3,995	Ssangyong Cement Industrial Co. Ltd.(b)	48,124
10,290	Ssangyong Motor Co.(b)	53,662
2,230	Sungshin Cement Co. Ltd.(b)	21,895
70	Taekwang Industrial Co. Ltd.	62,929
4,070	Taihan Electric Wire Co. Ltd.	201,050
9,280	Tong Yang Investment Bank(b)	160,085
1,220	Union Steel(b)	29,853
4,740	Woongjin Coway Co. Ltd.	149,344
914	Yuhan Corp.	200,466

		6,756,273

SPAIN — 0.5%
8,280	Abengoa SA	255,757
924	Adolfo Dominguez	30,301
3,200	Amper SA	56,133
8,751	Antena 3 de Television SA	106,711
14,572	Avanzit SA(b)	54,612
340	Banco de Andalucia SA	30,208
14,306	Banco Guipuzcoano SA	230,201
920	Baron de Ley(b)	68,242

24

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
SPAIN (continued)
4,853	Campofrio Alimentacion SA(b)	$77,189
275	Cementos Portland Valderrivas SA	26,921
176	Construcciones y Auxiliar de Ferrocarriles SA	77,016
2,521	Corp. Dermoestetica(b)	20,162
7,290	Duro Felguera SA	79,026
12,470	Ebro Puleva SA	257,364
2,895	Electrificaciones del Norte	138,976
33,868	Ercros SA(b)	15,150
1,606	FAES FARMA	19,792
15,881	FAES FARMA SA	192,552
9,027	Grupo Catalana Occidente SA	342,738
14,650	Grupo Empresarial Ence SA	136,927
1,200	Iberpapel Gestion SA	30,064
6,761	Indra Sistemas SA	183,686
107,992	La Seda de Barcelona SA - Class B	210,195
2,218	Mecalux SA(b)	77,591
1,142	Miquel y Costas	23,799
44,377	Natraceutical SA(b)	56,378
10,073	NH Hoteles SA(b)	164,885
9,697	Obrascon Huarte Lain SA	391,025
4,743	Papeles y Cartones de Europa SA	49,709
697	Pescanova SA	38,088
5,465	Prosegur Cia de Seguridad SA	235,741
18,736	Service Point Solutions SA	63,723
11,627	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola (Sniace)(b)	38,203
12,812	SOS Cuetara SA	273,791
10,058	Tavex Algodonera SA(b)	25,296
22,221	Tubacex SA	232,609
12,817	Tubos Reunidos SA	89,245
1,465	Unipapel SA	35,280
1,457	Vertice Trescientos Sesenta Grados(b)	3,344
4,040	Vidrala SA	142,042
10,207	Viscofan SA	244,839
38,050	Zeltia SA	312,014

		5,137,525

SWEDEN — 0.4%
2,000	Aangpanneforeningen AB, Class B	56,413
4,200	Active Biotech AB(b)	27,969
2,200	Addtech AB	49,330
4,250	Axfood AB	136,372
5,000	Axis Communications AB	76,964
1,600	B&B Tools AB - Class B	49,149
1,400	Ballingslov International AB	35,982
2,900	Beijer Alma AB	40,537
5,200	Bilia AB - Class A	54,812
4,900	Cardo AB	132,290
2,600	Catena AB	45,846
13,800	Cision AB	45,413
4,550	Clas Ohlson AB - Class B	74,141
7,100	Concordia Maritime AB - Class B	28,050
9,800	D Carnegie AB	125,344
19,800	Elekta AB - Class B	342,302
65,000	Enea AB(b)	22,868
25,700	Eniro AB(b)	166,741
10,800	Gunnebo AB	90,561
5,800	Haldex AB	109,252
8,295	Hexagon AB	139,348
8,000	HIQ International AB(b)	41,522
5,500	Hoganas AB - Class B	123,378
13,000	IBS AB - Class B(b)	23,503
39,000	Industrial & Financial Systems - Class B	41,715
10,200	Intrum Justitia AB	164,209
27,734	JM AB	455,312
8,700	Micronic Laser Systems AB(b)	41,171
11,250	Munters AB	115,540
9,800	NCC AB - Class B	187,069
7,500	Nibe Industrier AB - Class B	61,920
21,900	Nobia AB	142,600
4,200	Nolato AB, Class B	39,845
14,600	PA Resources AB(b)	152,492
18,800	Peab AB	161,288
9,400	Peab Industri AB(b)	93,411
10,400	Q-Med AB	68,858
4,400	RNB Retail and Brands AB	19,164
5,200	SkiStar AB	80,099
6,500	Sweco AB	57,699
9,800	Teleca AB - Class B(b)	15,240
18,600	Trelleborg AB - Class B	352,903
7,500	Wallenstam Byggnads AB - Class B(b)	145,556

		4,434,178

SWITZERLAND — 0.9%
275	Affichage Holding AG	60,774
261	AFG Arbonia-Forster Holding	81,705
778	Allreal Holding AG	100,984
934	Also Holding AG	49,290
5,613	Ascom Holding AG(b)	59,059
176	Bachem Holding AG - Class B	16,073
1,313	Bank Coop AG	101,167
60	Bank Sarasin & Compagnie AG - Class B	274,251
527	Banque Cantonale Vaudoise	208,135
6	Banque Privee Edmond de Rothschild SA	233,945
306	Barry Callebaut AG(b)	226,881
58	Belimo Holding AG	55,418
966	Bellevue Group AG	60,383
1,259	Berner Kantonalbank	290,940
1,600	Bobst Group AG	132,224
1,432	Bucher Industries AG	396,148

25

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
SWITZERLAND (continued)
2,250	Charles Voegele Holding AG - Class A(b)	$184,277
35	Conzzeta Holding AG(b)	80,468
1,600	Daetwyler Holding AG(b)	114,877
809	Emmi AG	109,578
1,783	EMS-Chemie Holding AG	265,691
373	Energiedienst Holding AG(b)	247,729
532	Flughafen Zuerich AG	232,954
331	Forbo Holding AG(b)	167,037
570	Galenica AG	180,347
641	Georg Fischer AG(b)	348,820
96	Gurit Holding AG	87,326
732	Helvetia Holdings AG	304,707
84	Hiestand Holding AG	153,037
216	Intershop Holdings	65,633
60	Jelmoli Holding AG	156,968
483	Kaba Holding AG - Class B	151,118
200	Komax Holding AG(b)	29,577
10,619	Kudelski SA	166,565
684	Kuoni Reisen Holding	396,188
800	Luzerner Kantonalbank	204,728
250	Medisize Holding AG	21,880
4,780	Micronas Semiconductor Holding(b)	36,598
333	Orell Fuessli Holding AG	64,307
124	Phoenix Mecano AG	64,079
347	Precious Woods Holding AG(b)	40,076
390	PubliGroupe SA	112,257
915	Rieter Holding AG	339,830
154	Romande Energie Holding SA	324,770
730	Schulthess Group	51,358
200	Schweiter Technologies AG	74,091
432	Schweizerhall Holding AG	72,707
151	Schweizerishe National-Versicherungs-Gesellsschaft	121,379
130	Sia Abrasives Holding AG	49,828
436	Siegfried Holding AG	63,560
120	Societa Elettrica Sopracenerina SA	33,334
461	St Galler Kantonalbank	217,557
38,012	Swisslog Holding AG(b)	44,107
1,620	Swissquote Group Holding SA	76,020
424	Tamedia AG	49,640
2,779	Tecan Group AG	181,038
5,714	Temenos Group AG(b)	160,269
300	Valartis Group AG(b)	18,676
4,161	Valiant Holding	781,916
541	Valora Holding AG	135,078
3,263	Vontobel Holding AG	123,165
390	Walter Meier AG - Class A	70,514
531	Ypsomed Holding AG(b)	50,723
60	Zehnder Group AG	88,080
20	Zuger Kantonalbank AG	72,026

		9,533,865

TAIWAN — 0.7%
23,000	Ability Enterprise Co. Ltd.	33,772
70,000	Accton Technology Corp.(b)	29,228
36,182	Altek Corp.	56,147
44,000	Ambassador Hotel (The)	76,142
34,000	AmTRAN Technology Co. Ltd.	33,445
135,000	Arima Computer Corp.(b)	22,910
57,000	Bank of Kaohsiung	34,834
21,030	Basso Industry Corp.	23,240
259,350	BES Engineering Corp.(b)	86,989
91,000	Cathay No 1 Reit	32,290
189,000	Cathay Real Estate Development Co. Ltd.	151,016
121,000	Cheng Loong Corp.	49,009
25,331	Cheng Uei Precision Industry Co. Ltd.	57,354
97,000	Chia Hsin Cement Corp(b)	96,061
49,549	Chicony Electronics Co. Ltd.	104,696
92,000	China Life Insurance Co. Ltd.(b)	79,617
217,505	China Manmade Fibers(b)	83,122
34,866	China Metal Products	74,397
171,000	China Petrochemical Development Corp.(b)	102,811
28,680	China Steel Chemical Corp.	77,061
59,000	Chin-Poon Industrial Co.	50,694
86,913	Chun Yuan Steel	39,227
51,000	Chung Hsin Electric & Machinery Manufacturing Corp.	43,940
55,000	Chung HWA Pulp Corp.	39,936
343,000	CMC Magnetics Corp.(b)	119,630
111,000	Compeq Manufacturing Co.	37,009
81,689	Continental Engineering Corp.	64,598
92,400	Cosmos Bank Taiwan(b)	9,480
76,915	CTCI Corp.	70,236
31,200	CyberTAN Technology, Inc.	58,170
69,115	D-Link Corp.	109,009
136,000	Eastern Media International	51,191
23,855	Elite Semiconductor Memory Technology, Inc.	46,437
62,220	Elitegroup Computer Systems(b)	28,700
82,667	Eternal Chemical Co. Ltd.	91,218
99,000	Evergreen International Storage & Transport Corp.	97,647
19,867	Everlight Electronics Co. Ltd.	76,212
91,990	Far Eastern Department Stores Co. Ltd.	153,989
114,014	Far Eastern International Bank(b)	48,002
44,000	Feng Hsin Iron & Steel Co.	134,422
42,599	Feng TAY Enterprise Co. Ltd.	33,860
6,678	Formosa International Hotels Corp.	117,124
26,000	Giant Manufacturing Co. Ltd.	67,308
94,500	Gigabyte Technology Co. Ltd.	81,692

26

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
TAIWAN (continued)
174,819	Goldsun Development & Construction Co. Ltd.	$130,016
25,000	Great Wall Enterprise Co.	33,053
51,761	Greatek Electonics, Inc.	67,879
12,000	Highwealth Construction Corp.	19,877
37,370	Hung Poo Real Estate Development Corp.	71,351
69,000	Hung Sheng Construction Co. Ltd.	73,515
34,649	Ichia Technologies, Inc.	27,488
19,404	Johnson Health Tech Co. Ltd.	32,832
70,447	Kenda Rubber Industrial Co. Ltd.(b)	62,014
117,589	King Yuan Electronics Co. Ltd.	66,456
141,185	King’s Town Bank(b)	50,317
239,552	Kinpo Electronics, Inc.	89,034
118,807	Lien Hwa Industrial Corp.	90,147
75,000	Long Bon Development Co. Ltd.	45,123
17,849	Merry Electronics Co. Ltd.	47,181
132,068	Micro-Star International Co. Ltd.	115,267
12,342	Nan Kang Rubber Tire Co. Ltd.	20,385
48,000	Nien Hsing Textile Co. Ltd.	32,175
49,000	Optimax Technology Corp.(b)	16,714
87,360	Opto Technology Corp.(b)	74,645
61,249	Oriental Union Chemical Corp.	68,673
34,828	Pan-International Industrial	65,856
48,136	Phoenix Precision Technology Corp.	34,957
26,260	Pihsiang Machinery Manufacturing Co. Ltd.	51,112
173,812	Prince Housing Development Corp.	153,212
121,000	Prodisc Technology, Inc.(b)	18,376
240,000	Ritek Corp.(b)	64,744
26,000	Ruentex Development Co. Ltd.	28,538
99,000	Ruentex Industries Ltd.	101,144
142,497	Sampo Corp.(b)	38,363
90,000	Sanyang Industrial Co. Ltd.	62,023
37,000	Sheng Yu Steel Co. Ltd.	35,924
53,000	Shihlin Electric & Engineering Corp.	71,024
32,000	Shihlin Paper Corp.(b)	49,890
192,425	Shinkong Synthetic Fibers Corp.(b)	73,835
205,869	Silicon Integrated Systems Corp.	69,076
44,400	Sincere Navigation Corp.	89,296
90,726	Sintek Photronic Corp.(b)	35,902
24,559	Sinyi Realty Co.	94,717
23,831	Springsoft, Inc.	32,024
48,000	Sunplus Technology Co. Ltd.	63,804
38,863	Systex Corp.	40,397
63,290	TA Chen Stainless Pipe Co. Ltd.	84,890
249,000	Ta Chong Bank Co. Ltd.(b)	84,118
163,114	Taichung Commercial Bank(b)	82,800
169,000	Tainan Spinning Co. Ltd.	92,476
62,557	Taiwan Life Insurance Co. Ltd.	113,876
71,544	Taiwan Navigation Co. Ltd.	166,337
38,117	Taiwan Secom Co. Ltd.	83,004
45,450	Taiwan Sogo Shin Kong Security Co. Ltd.	44,894
77,168	Taiwan Styrene Monomer Corp.	34,929
62,143	Test-Rite International Co.	40,676
152,000	Ton Yi Industrial Corp.	85,260
31,930	Tong Yang Industry Co. Ltd.	30,663
28,280	Tsann Kuen Enterprise Co. Ltd.(b)	40,547
84,135	TSRC Corp.	135,319
131,000	Union Bank of Taiwan(b)	31,571
108,866	Universal Scientific Industrial Co. Ltd.	68,547
51,000	Upc Technology Corp.	33,274
111,000	USI Corp.	71,989
57,000	Via Technologies Inc.(b)	35,777
55,830	Walsin Technology Corp.	42,147
154,020	Waterland Financial Holdings	55,840
117,597	Ya Hsin Industrial Co. Ltd.(b)(c)	0
222,000	Yageo Corp.	76,412
236,069	Yieh Phui Enterprise Co. Ltd.	110,492
248,277	Yuen Foong Yu Paper Manufacturing Co. Ltd.	122,459
71,000	Yungtay Engineering Co. Ltd.	62,939
12,000	Zinwell Corp.	40,999
29,967	Zyxel Communications Corp.	34,188

		7,388,651

THAILAND — 0.2%
108,700	Amata Corp. Public Co. Ltd.	61,017
344,900	Asian Property Development Public Co. Ltd.	78,856
58,400	Bangkok Expressway Public Co. Ltd.	36,834
8,600	Bangkok Insurance Public Co. Ltd.	75,396
1,200,000	Bangkok Land Public Co. Ltd.(b)	25,760
226,800	CalComp Electronics Public Co. Ltd.	41,841
226,100	Central Plaza Hotel Public Co. Ltd.	39,929
190,700	CH. Karnchang Public Co. Ltd.	46,307
81,800	Delta Electronics Thai Public Co. Ltd.	54,688
84,200	Hana Microelectronics Public Co. Ltd.	46,468
1,785,800	Hemaraj Land and Development Public Co. Ltd.	70,396
329,224	Home Product Center Public Co. Ltd.	53,469
63,100	ICC International Public Co. Ltd.	83,576

27

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
THAILAND (continued)
81,200	Kiatnakin Bank Public Co. Ltd.	$76,821
75,500	Kim Eng Securities Public Co. Ltd.	55,952
116,800	Major Cineplex Group Public Co. Ltd.	64,827
28,700	MBK Public Co. Ltd.	65,618
39,400	Padaeng Industry Public Co. Ltd.	38,726
92,700	Regional Container Lines Public Co. Ltd.	68,991
153,900	Robinson Department Store Public Co. Ltd.	53,387
115,300	Rojana Industrial Park Public Co. Ltd.	57,086
36,000	Saha-Union Public Co. Ltd.	21,230
2,132,000	Sahaviriya Steel Industries Public Co. Ltd.(b)	67,907
126,700	Shin Satellite Public Co. Ltd.(b)	40,755
19,300	Siam Makro Public Co. Ltd.	62,081
177,400	Sino Thai Engineering & Construction Public Co. Ltd.(b)	28,811
143,800	Thai Plastic & Chemical Public Co. Ltd.	107,929
18,200	Thai Stanley Electric Public Co. Ltd.	83,223
74,700	Thai Union Frozen Products Public Co. Ltd.	45,633
244,900	Thanachart Capital Public Co. Ltd.	130,521
89,300	Ticon Industrial Connection Public Co. Ltd.	50,127
77,800	Tisco Bank Public Co. Ltd.	69,887
256,900	Vinythai Public Co. Ltd.	66,433

		1,970,482

TURKEY — 0.2%
13,294	Acibadem Saglik Hizmetleri ve Ticaret AS	101,316
13,070	Akcansa Cimento AS	55,182
5,197	Akenerji Elektrik Uretim AS(b)	42,111
21,553	Aksa Akrilik Kimya Sanayii	36,523
28,525	Alarko Holding AS	71,659
34,879	Anadolu Cam Sanayii AS(b)	77,027
18,167	Anadolu Hayat Emeklilik AS	54,767
42,579	Anadolu Sigorta	48,619
31,185	Aygaz AS	119,972
5,750	Bati Cimento	32,859
21,743	Beko Elektonik(b)	15,113
34,153	Bolu Cimento Sanayii AS	42,881
514	Brisa Bridgestone Sabanci	22,932
11,254	Bursa Cimento	88,862
4,298	Celebi Hava Servisi	28,401
12,995	Cimsa Cimento Sanayi ve Ticaret AS	62,833
10,444	Deva Holding AS(b)	119,153
12,000	Dogus Otomotiv Servis ve Ticaret AS	49,954
15,076	Eczacibasi Ilac Sanayi(b)	45,695
40,281	Global Yatirim Holding AS(b)	32,128
42,098	Hurriyet Gazetecilik AS(b)	74,385
60,066	Ihlas Holding(b)	35,881
47,545	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS(b)	55,821
428	Kartonsan Karton Sanayi	18,990
842	Konya Cimento Sanayii AS	30,514
13,000	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS(b)	23,751
14,961	Mardin Cimento Sanayii(b)	72,712
1	Migros Turk TAS	14
5,026	Otokar Otobus Karoseri Sanayi AS	61,763
7,882	Pinar SUT Mamulleri Sanayii	41,907
18,260	TAT Konserve(b)	52,874
52,103	Tekstil Bankasi AS(b)	87,579
91,479	Trakya Cam Sanayi AS(b)	136,072
8,954	Turk Demir Dokum Fabrikalari(b)	74,828
33,902	Turk Ekonomi Bankasi AS(b)	44,007
33,758	Ulker Biskuvi Sanayi AS	78,140
42,641	Vestel Elektonik Sanayi(b)	74,840
15,401	Yapi Kredi Finansal Kiralama AO(b)	36,907
9,284	Yapi Kredi Sigorta AS(b)	90,446
12,270	Zorlu Enerji Elektrik Uretim AS(b)	51,074

		2,290,492

UNITED KINGDOM — 4.6%
13,494	A & J Mucklow Group Plc	89,144
81,162	Aberdeen Asset Management Plc	226,915
10,925	Acambis Plc(b)	25,353
19,217	AEA Technology Plc(b)	27,370
34,864	Aga Foodservice Group Plc	196,426
63,284	Aggreko Plc	737,343
23,178	Alizyme Plc(b)	13,567
97,987	Amlin Plc	533,354
16,793	Anglo Pacific Group Plc	62,897
56,872	Anite Plc	43,709
12,400	Arawak Energy Corp.(b)	31,397
57,224	Arena Leisure Plc	46,213
90,812	Aricom Plc(b)	142,891
13,785	Ark Therapeutics Group Plc(b)	20,121
101,827	ARM Holdings Plc	202,140
2,577	Arriva Plc	35,911
87,704	Ashtead Group Plc	104,801
23,379	Atkins (WS) Plc	489,385
10,641	Aveva Group Plc	256,246
76,299	Avis Europe Plc(b)	35,848
7,640	Axis-Shield Plc(b)	44,172
6,293	Axon Group Plc	55,978

28

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
47,470	Babcock International Group Plc	$554,621
58,482	Balfour Beatty Plc	507,611
2,496	Barr (A.G.) Plc	57,886
55,776	BBA Aviation Plc	173,169
74,168	Beazley Group Plc	213,922
16,589	Bellway Plc	229,787
19,374	Benfield Group Ltd.	100,951
12,260	Berkeley Group Holdings Plc(b)	227,427
6,704	Blacks Leisure Group Plc	21,927
11,301	Bloomsbury Publishing Plc	31,041
73,858	Bodycote International Plc	352,656
28,105	Bovis Homes Group Plc	257,936
8,349	BPP Holdings Plc	83,589
33,807	Brewin Dolphin Holdings Plc	86,780
68,641	Brit Insurance Holdings Plc	331,486
17,076	Britvic Plc	112,209
32,163	Brixton Plc	189,464
27,256	BSS Group Plc	209,694
20,638	BTG Plc(b)	48,073
4,396	Business Post Group Plc	24,363
20,763	Capital & Regional Plc	177,947
8,149	Care U.K. Plc	74,129
84,991	Carillion Plc	610,109
8,224	Carpetright Plc	119,791
20,799	Centaur Media Plc	28,642
7,437	Charles Stanley Group Plc	31,878
5,241	Charles Taylor Consulting Plc	28,004
34,206	Charter Plc	606,864
4,667	Chemring Group Plc	227,787
41,484	Chime Communications Plc	26,170
38,662	Chloride Group Plc	162,112
4,522	Chrysalis Group Plc(b)	10,385
2,754	Clarkson Plc	45,943
27,959	Clinton Cards Plc	30,683
8,738	Close Brothers Group Plc	120,239
38,584	Collins Stewart Plc	92,818
55,637	Colt Telecom Group SA(b)	186,020
27,294	Communisis Plc	37,347
24,542	Computacenter Plc	93,332
4,293	Consort Medical Plc	50,130
45,221	Cookson Group Plc	634,045
5,973	Corin Group Plc	56,870
121,107	Costain Group Plc	60,445
7,117	Cranswick Plc	99,352
34,340	Croda International Plc	458,741
14,873	CSR Plc(b)	116,264
31,525	Dairy Crest Group Plc	252,152
17,930	Dana Petroleum Plc(b)	612,636
39,957	Davis Service Group Plc	375,726
37,787	De la Rue Plc	639,065
5,612	Dechra Pharmaceuticals Plc	43,240
21,260	Delta Plc	52,579
12,745	Detica Group Plc	75,916
7,284	Development Securities Plc	64,569
26,078	Devro Plc	42,374
6,246	Dignity Plc	95,461
158,535	Dimension Data Holdings Plc(d)	148,233
291,916	Dimension Data Holdings Plc(d)	271,580
17,115	Diploma Plc	53,693
17,282	Domino Printing Sciences Plc	103,429
119,309	DS Smith Plc	307,139
188,801	DSG International Plc	243,561
2,886	DTZ Holdings Plc	12,265
65,301	Electrocomponents Plc	240,427
107,465	Elementis Plc	163,856
81,064	Ennstone Plc	48,533
103,824	Enodis Plc	498,017
114,662	Entertainment Rights Plc(b)	21,896
14,750	Erinaceous Group Plc(b)	484
13,642	Euromoney Institutional Investor Plc	96,457
36,731	Evolution Group Plc	74,438
17,395	Expro International Group Plc	523,180
103,201	F&C Asset Management Plc	350,314
23,644	Fenner Plc	117,335
4,749	Fidessa Group Plc	77,159
11,172	Filtronic Plc(b)	39,143
18,220	Findel Plc	102,475
117,465	FKI Plc	202,199
13,270	Forth Ports Plc	572,379
312,657	Fortune Oil Plc(b)	60,818
8,125	French Connection Group Plc	14,109
4,872	Fuller Smith & Turner	50,111
58,668	Future Plc	33,216
145,122	Galiform Plc(b)	195,963
39,778	Galliford Try Plc	42,996
85,424	Game Group Plc	464,070
5,558	Games Workshop Group Plc(b)	21,465
18,645	GCAP Media Plc	81,408
10,109	Go-Ahead Group Plc	329,758
41,729	Great Portland Estates Plc	377,741
28,000	Greene King Plc	285,296
2,569	Greggs Plc	234,390
4,286	Halfords Group Plc	23,879
108,988	Halma Plc	461,059
12,319	Hampson Industries Plc	35,284
6,039	Hardy Underwriting Bermuda Ltd.	33,977
25,455	Headlam Group Plc	201,887
16,582	Helical Bar Plc	111,440
21,037	Helphire Plc	75,250
148,870	Henderson Group Plc	358,331
20,611	Henry Boot Plc	57,285
14,285	Highway Insurance Holdings Plc	17,054
9,501	Hikma Pharmaceuticals Plc	88,151
10,970	Hill & Smith Holdings Plc	76,894
100,708	HMV Group Plc	266,939

29

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
9,757	Holidaybreak Plc	$95,889
17,525	Homeserve Plc	676,880
18,628	Hunting Plc	327,772
42,351	Huntsworth Plc	66,834
3,867	Hyder Consulting Plc	29,200
49,932	IG Group Holdings Plc	356,848
37,129	Imagination Technologies Group Plc(b)	54,301
9,638	IMI Plc	86,112
29,260	Informa Plc	199,541
63,669	Inmarsat Plc	581,524
91,379	Innovation Group Plc	50,732
10,741	Intermediate Capital Group Plc	331,929
11,467	International Personal Finance Plc	53,820
26,823	Interserve Plc	256,963
28,289	Intertek Group Plc	543,342
6,328	Ip Group Plc(b)	13,103
8,797	ITE Group Plc	25,306
8,493	James Fisher & Sons Plc	109,091
31,692	Jardine Lloyd Thompson Group Plc	231,084
40,455	JJB Sports Plc	91,184
15,444	JKX Oil & Gas Plc	147,374
10,464	John Menzies Plc	119,355
82,832	John Wood Group Plc	703,475
10,096	Johnston Press Plc	24,763
56,498	KCOM Group Plc	53,565
10,924	Keller Group Plc	146,154
42,728	Kesa Electricals Plc	174,719
8,554	Kier Group Plc	199,680
9,766	Kofax Plc	42,636
35,733	Laird Group Plc	352,412
3,223	Lavendon Group Plc	19,635
4,601	Liontrust Asset Management Plc	23,862
57,188	LogicaCMG Plc	127,832
33,575	Lookers Plc	59,211
16,540	Low and Bonar Plc	36,387
15,549	Luminar Group Holdings Plc	98,789
3,333	M.J. Gleeson Group Plc	15,755
2,410	Manganese Bronze Holdings Plc	22,726
33,489	Marshalls Plc	154,061
78,824	Marston’s Plc	310,388
29,022	Mcbride Plc	60,279
8,244	McKay Securities Plc	42,513
46,350	Meggitt Plc	271,909
15,063	Melrose Resources Plc	118,917
73,933	Michael Page International Plc	420,812
21,967	Micro Focus International Plc	101,463
21,518	Millennium & Copthorne Hotels Plc	169,880
25,564	Minerva Plc(b)	49,423
100,405	Misys Plc	310,560
64,668	Mitie Group Plc	295,100
73,164	Morgan Crucible Co.	321,619
6,436	Morgan Sindall Plc	128,550
19,966	Morse Plc	22,228
18,969	Mothercare Plc	150,884
16,232	Mouchel Group Plc	147,405
15,625	MWB Group Holdings Plc(b)	44,737
46,851	N Brown Group Plc	228,698
3,775	National Express Group Plc	69,007
18,906	Nestor Healthcare Group Plc	17,834
125,910	Northern Foods Plc	216,336
17,780	Northgate Plc	208,535
77,366	Northumbrian Water Group Plc	499,775
115,968	Novae Group Plc	81,014
65,932	Oxford Biomedica Plc(b)	34,659
37,301	Pace Micro Technology Plc(b)	60,232
142,460	Pendragon Plc	110,662
6,142	Phoenix IT Group Ltd	37,068
56,972	Photo-Me International Plc	18,026
73,007	Premier Farnell Plc	256,577
33,460	Premier Foods Plc	85,100
19,340	Premier Oil Plc(b)	590,100
16,009	Provident Financial Plc	282,165
39,282	Psion Plc	79,874
41,130	PZ Cussons Plc	150,874
8,871	Rathbone Brothers Plc	171,561
3,513	REA Holdings Plc	44,597
49,551	Redrow Plc	252,592
200,767	Regus Group Plc	366,051
6,250	Renishaw Plc	92,941
2,330	Rensburg Sheppards Plc	24,251
28,774	Restaurant Group Plc	80,822
7,755	Ricardo Plc	51,297
13,819	RM Plc	57,346
15,157	Robert Wiseman Dairies Plc	150,984
22,720	ROK Plc	57,637
20,874	Rotork Plc	442,467
23,225	RPC Group Plc	91,484
48,653	RPS Group Plc	307,893
31,022	Savills Plc	166,474
8,480	Scott Wilson Group	36,251
11,324	SDL Plc(b)	75,757
58,192	Senior Plc	126,321
12,508	Severfield-Rowen Plc	78,253
32,455	Shaftesbury Plc	345,060
55,216	Shanks Group Plc	272,305
29,368	SIG Plc	436,740
247,229	Signet Group Plc	334,607
192,981	Skyepharma Plc(b)	38,208
54,898	SMG Plc(b)	10,764
37,047	Smiths News Plc	74,603
16,509	Soco International Plc(b)	603,432
24,624	Spectris Plc	371,517
6,322	Speedy Hire Plc	89,476
16,818	Spirax-Sarco Engineering Plc	364,196
170,913	Spirent Communications Plc(b)	238,212
54,276	SSL International Plc	493,668
7,688	St. Ives Group Plc	36,033

30

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
23,543	St. James’s Place Plc	$122,364
20,664	St. Modwen Properties Plc	185,452
72,211	Stagecoach Group Plc	365,659
77,807	Stanelco Plc(b)	1,126
102,352	Taylor Nelson Sofres Plc	409,557
22,970	TDG Plc	104,766
5,162	Ted Baker Plc	43,691
11,245	Telecom Plus Plc	67,578
33,326	THUS Group Plc(b)	81,789
35,892	Topps Tiles Plc	68,381
11,051	Town Centre Securities Plc	47,549
17,419	Travis Perkins Plc	333,514
33,611	Trinity Mirror Plc	180,173
35,484	TT electronics Plc	81,867
38,584	Tullett Prebon Plc	332,196
30,000	UK Coal Plc(b)	270,614
16,341	Ultra Electronics Holdings	416,318
10,108	Umeco Plc	102,346
22,021	Uniq Plc	46,910
34,288	United Business Media Plc	390,011
6,853	UTV Media Plc	31,252
23,332	Venture Production Plc	342,617
43,438	Vernalis Plc(b)	4,935
22,798	Victrex Plc	321,931
6,702	Vitec Group Plc (The)	60,471
36,133	VT Group Plc	484,103
6,081	Warner Estate Holdings Plc	31,319
51,005	Weir Group Plc (The)	838,628
6,330	Wembley Plc(b)(c)	1,259
43,403	Wetherspoon (J.D.) Plc	233,669
33,542	WH Smith Plc	283,472
11,510	White Young Green Plc	61,733
14,285	Wilmington Group Plc	54,660
19,577	Wincanton Plc	133,950
14,049	Wolfson Microelectronics Plc(b)	39,298
339,266	Woolworths Group Plc	77,251
41,464	Workspace Group Plc	186,749
8,449	WSP Group Plc	96,115
10,220	Xaar Plc	34,786
70,449	Yell Group Plc	230,859
30,967	Yule Catto & Co. Plc	98,143

		48,322,411

UNITED STATES — 41.3%
9,211	1-800-FLOWERS.COM, Inc. - Class A(b)	81,241
12,050	1st Source Corp.	238,831
76,715	3Com Corp.(b)	183,349
3,800	3D Systems Corp.(b)	57,722
6,529	4Kids Entertainment, Inc.(b)	57,782
11,400	99 Cents Only Stores(b)	108,414
2,500	A.M. Castle & Co.	77,275
3,500	A.O. Smith Corp.	108,290
6,122	AAON, Inc.	110,666
7,600	AAR Corp.(b)	177,840
7,100	Aaron Rents, Inc.	176,790
6,900	Abaxis, Inc.(b)	175,812
8,900	Abington Bancorp, Inc.	93,094
11,000	Abiomed, Inc.(b)	160,490
255,000	ABM Industries, Inc.	5,339,700
3,800	Abraxas Petroleum Corp.(b)	15,770
10,020	AC Moore Arts & Crafts, Inc.(b)	66,232
5,700	Acacia Research-Acacia Technologies(b)	30,324
8,444	Acadia Pharmaceuticals, Inc.(b)	67,552
6,200	Acadia Realty Trust	158,968
1,814	Accelrys, Inc.(b)	10,213
7,800	ACCO Brands Corp.(b)	108,576
17,500	Accuride Corp.(b)	139,475
3,200	ACI Worldwide, Inc.(b)	70,720
5,946	Actel Corp.(b)	97,990
10,900	ActivIdentity Corp.(b)	25,179
6,800	Actuant Corp. - Class A	230,316
12,150	Actuate Corp.(b)	49,450
7,786	Acuity Brands, Inc.	372,482
58,880	Adaptec, Inc.(b)	164,275
17,100	ADC Telecommunications, Inc.(b)	239,742
94,800	Administaff, Inc.	2,482,812
12,705	Adolor Corp.(b)	62,000
11,500	Adtran, Inc.	272,090
7,430	Advance America Cash Advance Centers, Inc.	65,458
16,100	Advanced Analogic Technologies, Inc.(b)	111,412
7,300	Advanced Energy Industries, Inc.(b)	102,200
9,900	Advanced Medical Optics, Inc.(b)	207,900
1,965	Advanta Corp. - Class A	14,914
3,000	Advanta Corp. - Class B	26,340
2,500	Advent Software, Inc.(b)	99,650
17,660	ADVENTRX Pharmaceuticals, Inc.(b)	9,007
1,500	Advisory Board Co. (The)(b)	69,930
1,200	AEP Industries, Inc.(b)	33,876
6,900	Aeropostale, Inc.(b)	219,351
3,100	AFC Enterprises(b)	32,085
10,200	Affymetrix, Inc.(b)	111,282
10,900	Aftermarket Technology Corp.(b)	249,719
4,000	Agilysys, Inc.	43,840
1,472	Agree Realty Corp.	39,214
2,100	AH Belo Corp., Class A(b)	20,475
2,800	Air Methods Corp.(b)	112,280
6,380	Airspan Networks, Inc.(b)	4,466
16,229	Airtran Holdings, Inc.(b)	55,341
12,300	AK Steel Holding Corp.	772,194
7,890	Akorn, Inc.(b)	35,505
1,000	Alamo Group, Inc.	20,360
7,600	Alaska Air Group, Inc.(b)	163,248
16,000	Alaska Communications Systems Group, Inc.	178,880

31

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
4,700	Albany International Corp. - Class A	$170,610
17,293	Albany Molecular Research, Inc.(b)	200,945
2,900	Alexander & Baldwin, Inc.	145,667
1,400	Alexion Pharmaceuticals, Inc.(b)	98,532
7,000	Alexza Pharmaceuticals, Inc.(b)	46,410
1,842	Alico, Inc.	73,569
6,800	Align Technology, Inc.(b)	83,504
7,629	Alkermes, Inc.(b)	94,828
4,400	Allete, Inc.	183,788
16,300	Alliance Imaging, Inc.(b)	132,845
31,800	Alliance One International, Inc.(b)	195,570
12,708	Allis-Chalmers Energy, Inc.(b)	203,709
21,600	Allos Therapeutics, Inc.(b)	121,824
6,556	Allscripts Healthcare Solutions, Inc.(b)	73,165
4,200	Alnylam Pharmaceuticals, Inc.(b)	105,336
5,825	Alon USA Energy, Inc.	81,259
7,900	Alpha Natural Resources, Inc.(b)	384,335
6,400	Alpharma, Inc. - Class A(b)	157,504
16,426	Alphatec Holdings, Inc.(b)	79,338
2,700	AMAG Pharmaceuticals, Inc.(b)	110,781
3,470	Ambassadors Group, Inc.	67,526
4,100	AMCOL International Corp.	121,770
4,346	Amcore Financial, Inc.	54,064
4,000	Amedisys, Inc.(b)	207,200
2,700	Amerco, Inc.(b)	155,061
5,000	American Axle & Manaufacturing Holdings, Inc.	100,700
11,600	American Campus Communities, Inc.	354,148
5,200	American Commercial Lines, Inc.(b)	82,264
3,399	American Dental Partners, Inc.(b)	39,428
5,900	American Ecology Corp.	156,822
11,600	American Equity Investment Life Holding Co.	111,940
6,700	American Greetings Corp. - Class A	119,930
309,531	American Medical Systems Holdings, Inc.(b)	4,364,387
10,500	American Oil & Gas, Inc.(b)	33,600
3,357	American Physicians Capital, Inc.	155,597
7,800	American Railcar Industries, Inc.	160,836
3,100	American Science & Engineering, Inc.	151,063
2,800	American Software, Inc. - Class A	17,220
8,500	American States Water Co.	297,670
5,802	American Superconductor Corp.(b)	146,675
5,300	American Vanguard Corp.	91,690
5,200	American Woodmark Corp.	98,124
3,083	AmericanWest Bancorp	11,253
1,824	America’s Car-Mart, Inc.(b)	26,247
7,100	Amerigon, Inc.(b)	104,228
8,100	AMERIGROUP Corp.(b)	210,519
1,933	Ameris Bancorp	28,956
6,900	Amerisafe, Inc.(b)	98,394
6,300	Ameristar Casinos, Inc.	108,171
800	Ameron International Corp.	79,040
6,875	AMICAS, Inc.(b)	14,094
29,300	Amkor Technology, Inc.(b)	279,815
12,200	AMN Healthcare Services, Inc.(b)	177,998
3,400	Ampco-Pittsburgh Corp.	153,748
2,100	Amrep Corp.	109,515
7,200	Amsurg Corp.(b)	183,888
9,600	Anadigics, Inc.(b)	107,136
1,800	Analogic Corp.	103,662
8,472	Anaren, Inc.(b)	114,118
7,776	Anchor Bancorp Wisconsin, Inc.	118,117
3,300	Andersons, Inc. (The)	149,985
6,500	Angiodynamics, Inc.(b)	96,070
900	Anika Therapeutics, Inc.(b)	7,731
8,600	AnnTaylor Stores Corp.(b)	217,580
4,098	Ansoft Corp.(b)	135,890
5,300	Apogee Enterprises, Inc.	118,243
14,453	Applera Corp. - Celera Group(b)	193,381
280	Applied Digital Solutions, Inc.(b)	179
6,964	Applied Industrial Technologies, Inc.	168,250
13,950	Applied Micro Circuits Corp.(b)	122,202
7,100	Apria Healthcare Group, Inc.(b)	125,102
105,900	Aptargroup, Inc.	4,675,485
70,600	Aquila, Inc.(b)	254,160
4,500	Arbitron, Inc.	215,280
4,000	Arch Chemicals, Inc.	136,280
6,057	Arctic Cat, Inc.	45,912
11,300	Arena Pharmaceuticals, Inc.(b)	63,167
3,400	Arena Resources, Inc.(b)	152,660
7,453	Argon ST, Inc.(b)	137,210
13,100	Ariad Pharmaceuticals, Inc.(b)	38,776
14,817	Ariba, Inc.(b)	175,878
4,700	Arkansas Best Corp.	185,556
15,600	Arqule, Inc.(b)	60,060
7,728	Array Biopharma, Inc.(b)	48,068
20,468	Arris Group, Inc.(b)	165,791
40,800	Art Technology Group, Inc.(b)	146,064
88,443	Arthrocare Corp.(b)	3,985,242
10,772	ArvinMeritor, Inc.	160,934

32

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
6,700	Asbury Automotive Group, Inc.	$111,555
8,200	Ashford Hospitality Trust, Inc.	47,478
3,831	Aspect Medical Systems, Inc.(b)	25,591
8,600	Aspen Technology, Inc.(b)	118,164
10,700	Asset Acceptance Capital Corp.	128,935
12,600	Assisted Living Concepts, Inc.(b)	92,106
1,300	Associated Estates Realty Corp.	15,730
1,320	Asta Funding, Inc.	18,836
2,700	Astec Industries, Inc.(b)	98,955
11,600	Asyst Techologies, Inc.(b)	41,528
25,000	athenahealth, Inc.(b)	625,000
600	Atherogenics, Inc.(b)	420
7,900	Atheros Communications, Inc.(b)	210,298
1,200	Atlantic Coast Federal Corp.	10,884
5,300	Atlantic Tele-Network, Inc.	164,989
2,900	Atlas Air Worldwide Holdings, Inc.(b)	175,972
1,956	Atlas America, Inc.	136,059
91,800	Atmel Corp.(b)	341,496
6,163	ATMI, Inc.(b)	181,439
3,400	ATP Oil & Gas Corp.(b)	97,716
5,307	Audiovox Corp. - Class A(b)	57,952
4,300	Auxilium Pharmaceuticals, Inc.(b)	132,225
2,200	Avatar Holdings, Inc.(b)	89,892
7,700	Avid Technology, Inc.(b)	160,699
5,900	Avista Corp.	121,127
9,400	Avocent Corp.(b)	183,394
15,700	Axcelis Technologies, Inc.(b)	84,780
2,150	Axsys Technologies, Inc.(b)	117,282
4,300	AZZ, Inc.(b)	114,724
2,000	Badger Meter, Inc.	104,140
5,866	Balchem Corp.	134,097
6,200	Baldor Electric Co.	200,880
891	Baldwin & Lyons, Inc., Class B	21,179
7,732	Bally Technologies, Inc.(b)	260,491
2,600	BancFirst Corp.	113,698
2,200	Bancorp, Inc. (The)(b)	24,332
10,697	Bank Mutual Corp.	119,699
300	Bank of Florida Corp.(b)	3,327
2,900	Bank of The Ozarks, Inc.	72,355
3,700	BankAtlantic Bancorp, Inc. - Class A	11,396
8,000	BankFinancial Corp.	128,320
3,086	Bankrate, Inc.(b)	161,213
1,300	BankUnited Financial Corp. - Class A	5,109
1,900	Banner Corp.	41,040
7,858	Barnes Group, Inc.	204,937
2,300	Barrett Business Sevices, Inc.	27,600
6,550	Basic Energy Services, Inc.(b)	151,960
100	Basin Water, Inc.(b)	392
500	Bassett Furniture Industries, Inc.	5,970
16,100	Beacon Roofing Supply, Inc.(b)	171,465
26,119	BearingPoint, Inc.(b)	48,320
900	Beasley Broadcasting Group, Inc. - Class A	4,500
11,800	Bebe Stores, Inc.	117,882
3,400	Bel Fuse, Inc. - Class B	88,638
126	Bel Fuse, Inc., Class A	3,566
47,226	Belden, Inc.	1,593,405
5,616	Bell Microproducts, Inc.(b)	11,513
10,500	Belo Corp. - Class A	106,050
11,750	Benchmark Electronics, Inc.(b)	208,915
10,300	Bentley Pharmaceuticals, Inc.(b)	158,620
3,800	Berkshire Hills Bancorp, Inc.	97,242
30,600	Berry Petroleum Co. - Class A	1,515,312
3,100	Beverly Hills Bancorp, Inc.	6,355
4,700	BFC Financial Corp. - Class A(b)	4,700
7,800	BGC Partners, Inc., Class A(b)	75,192
2,100	Big 5 Sporting Goods Corp.	19,299
7,000	Bill Barrett Corp.(b)	360,010
7,614	BioCryst Pharmaceuticals, Inc.(b)	27,867
13,300	BioMarin Pharmaceuticals, Inc.(b)	484,918
6,700	BioMed Realty Trust, Inc.	174,200
3,600	BioMimetic Therapeutics, Inc.(b)	35,352
35,000	Bio-Rad Laboratories, Inc. - Class A(b)	2,917,250
4,400	Bio-Reference Labs, Inc.(b)	110,792
19,100	BioScrip, Inc.(b)	105,050
9,300	BJ’s Restaurants, Inc.(b)	129,642
8,300	BJ’s Wholesale Club, Inc.(b)	316,396
2,798	Black Box Corp.	83,185
5,220	Black Hills Corp.	203,632
83,700	Blackbaud, Inc.	1,966,113
76,900	Blackboard, Inc.(b)	2,656,126
24,990	Blockbuster, Inc. - Class A(b)	72,971
14,717	Blockbuster, Inc. - Class B(b)	34,291
5,500	Blount International, Inc.(b)	68,035
5,400	Blue Coat Systems, Inc.(b)	113,994
500	Blue Nile, Inc.(b)	24,835
8,200	Bluegreen Corp.(b)	57,646
3,100	Blyth, Inc.	52,204
3,850	Bob Evans Farms, Inc.	108,070
12,100	Bois d’Arc Energy, Inc.(b)	289,190
1,950	Bolt Technology Corp.(b)	35,412
2,600	Bon-Ton Stores, Inc. (The)	22,802
1,900	Books-A-Million, Inc.	15,390
5,400	Borders Group, Inc.	34,020
36,000	Borland Software Corp.(b)	63,720
1,200	Boston Beer Co., Inc. - Class A(b)	53,160
4,167	Boston Private Financial Holdings, Inc.	38,753

33

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
12,087	Bottomline Technologies, Inc.(b)	$128,727
5,802	Bowne & Co., Inc.	96,545
5,900	BPZ Resources, Inc.(b)	114,932
79,286	Brady Corp. - Class A	2,691,760
12,100	Brandywine Realty Trust REIT	211,145
6,700	Briggs & Stratton Corp.	101,974
16,700	Brigham Exploration Co.(b)	157,648
116,200	Bright Horizons Family Solutions, Inc.(b)	5,509,042
14,740	Brightpoint, Inc.(b)	135,018
4,000	Bristow Group, Inc.(b)	211,000
6,400	Bronco Drilling Co., Inc.(b)	110,080
9,700	Brookfield Homes Corp.	152,678
6,423	Brookline Bancorp, Inc.	69,368
8,920	Brooks Automation, Inc.(b)	92,411
7,746	Brown Shoe Co., Inc.	129,203
20,848	Bruker Corp.(b)	252,678
5,100	Brunswick Corp.	85,068
3,700	Brush Engineered Materials, Inc.(b)	114,737
10,600	Buckeye Technologies, Inc.(b)	91,478
4,050	Buckle, Inc. (The)	196,749
13,100	Builders FirstSource, Inc.(b)	86,329
4,916	Building Material Holding Corp.	22,909
8,400	Cabela’s, Inc.(b)	113,652
4,600	Cabot Microelectronics Corp.(b)	156,630
4,800	Cache, Inc.(b)	58,848
5,500	CACI International, Inc. - Class A(b)	275,660
1,200	Cadiz, Inc.(b)	22,752
154,422	Cal Dive International, Inc.(b)	1,882,404
7,800	Calgon Carbon Corp.(b)	111,150
6,900	California Pizza Kitchen, Inc.(b)	107,571
3,100	California Water Service Group	119,970
12,624	Caliper Life Sciences, Inc.(b)	46,078
8,600	Callaway Golf Co.	118,164
5,736	Callidus Software, Inc.(b)	29,942
10,300	Callon Petroleum Co.(b)	206,000
2,800	Cal-Maine Foods, Inc.	82,740
3,900	Cambrex Corp.	22,815
900	Camden National Corp.	29,862
5,018	Candela Corp.(b)	14,903
7,400	Cano Petroleum, Inc.(b)	40,182
3,700	Cantel Medical Corp.(b)	35,335
1,574	Capital Corp. of the West	10,782
9,600	Capital Senior Living Corp.(b)	81,696
600	Capital Southwest Corp.	71,364
6,300	Capitol Bancorp Ltd.	108,297
47,000	Capstone Turbine Corp.(b)	131,130
9,900	Caraco Pharmaceutical Laboratories Ltd.(b)	163,152
4,300	Caraustar Industries, Inc.(b)	5,977
3,950	CARBO Ceramics, Inc.	187,744
4,300	Cardiac Science Corp.(b)	38,829
4,975	Cardinal Financial Corp.	38,308
2,130	Carmike Cinemas, Inc.	17,466
1,200	Carrizo Oil & Gas, Inc.(b)	76,188
8,500	Carter’s, Inc.(b)	120,190
2,610	Cascade Corp.	112,882
5,200	Casella Waste Systems, Inc. - Class A(b)	55,432
8,784	Casey’s General Stores, Inc.	194,390
4,400	Cash America International, Inc.	179,476
6,826	Casual Male Retail Group, Inc.(b)	29,488
1,500	Catapult Communications Corp.(b)	10,830
8,610	Cathay General Bancorp	146,800
10,350	Cato Corp. (The) - Class A	167,566
3,200	Cavco Industries, Inc.(b)	127,744
2,200	Cbeyond, Inc.(b)	43,428
22,100	CBIZ, Inc.(b)	196,027
4,900	CBL & Associates Properties, Inc.	120,001
1,800	CBRL Group, Inc.	66,492
7,400	CDI Corp.	201,280
5,000	CEC Entertainment, Inc.(b)	186,000
9,000	Cedar Shopping Centers, Inc.	112,500
3,268	Celadon Group, Inc.(b)	33,628
4,852	Celgene Corp.(b)	301,503
12,300	Cell Genesys, Inc.(b)	47,232
6,300	Centene Corp.(b)	115,731
19,152	Centennial Bank Holdings, Inc.(b)	119,892
6,843	Centennial Communications Corp.(b)	41,469
1,575	Center Bancorp., Inc.	15,262
2,700	Center Financial Corp.	28,107
6,250	Central European Distribution Corp.(b)	380,750
3,600	Central Garden & Pet Co.(b)	18,540
4,800	Central Garden & Pet Co. - Class A(b)	24,096
10,500	Central Pacific Financial Corp.	192,780
3,600	Central Vermont Public Service Corp.	83,880
200	Century Aluminum Co.(b)	13,858
10,300	Cenveo, Inc.(b)	105,781
8,600	Cepheid, Inc.(b)	168,302
5,000	Ceradyne, Inc.(b)	194,800
15,695	Cerus Corp.(b)	97,780
4,300	Ceva, Inc.(b)	42,054
2,358	CH Energy Group, Inc.	83,379
13,200	Champion Enterprises, Inc.(b)	136,224
9,055	Charlotte Russe Holding, Inc.(b)	143,793
24,799	Charming Shoppes, Inc.(b)	127,963
2,900	Chart Industries, Inc.(b)	117,856

34

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
24,900	Charter Communications, Inc. - Class A(b)	$26,643
1,500	Chattem, Inc.(b)	104,820
7,300	Checkpoint Systems, Inc.(b)	189,289
8,500	Cheesecake Factory (The)(b)	192,355
4,800	Chemed Corp.	163,680
3,637	Chemical Financial Corp.	88,306
29,000	Chemtura Corp.	200,680
3,700	Cheniere Energy, Inc.(b)	36,038
1,800	Chesapeake Corp.(b)	7,884
800	Chesapeake Utilities Corp.	23,792
5,200	Children’s Place Retail Stores, Inc. (The)(b)	120,900
7,000	Chiquita Brands International, Inc.(b)	159,250
6,160	Chordiant Software, Inc.(b)	28,090
6,100	Christopher & Banks Corp.	72,285
2,406	Churchill Down, Inc.	122,826
8,576	Ciber, Inc.(b)	53,686
4,085	Ciena Corp.(b)	138,114
34,800	Cincinnati Bell, Inc.(b)	161,472
2,600	CIRCOR International, Inc.	125,242
20,200	Cirrus Logic, Inc.(b)	144,430
12,700	Citadel Broadcasting Corp.	17,272
800	Citizens First Bancorp, Inc.	6,368
5,621	Citizens Republic Bancorp, Inc.	46,373
10,827	Citizens, Inc.(b)	76,330
3,726	City Holding Co.	154,927
7,300	CKE Restaurants, Inc.	76,577
11,800	CKX, Inc.(b)	106,200
106,100	Clarcor, Inc.	4,451,956
2,958	Clayton Williams Energy, Inc.(b)	186,916
2,672	Clean Harbors, Inc.(b)	176,272
8,329	Cleco Corp.	199,979
5,200	Clifton Savings Bancorp, Inc.	52,000
4,155	Clinical Data, Inc.(b)	64,070
8,000	CMGI, Inc.(b)	110,640
11,400	CNA Surety Corp.(b)	150,822
24,440	CNET Networks, Inc.(b)	189,410
54,800	CoBiz Financial, Inc.	608,828
50,600	Coeur d’Alene Mines Corp.(b)	155,342
2,600	Cogdell Spencer, Inc. REIT	44,044
9,100	Cogent Communications Group, Inc.(b)	191,191
17,200	Cogent, Inc.(b)	160,476
5,800	Cognex Corp.	146,160
3,600	Cohen & Steers, Inc.	100,512
5,820	Coherent, Inc.(b)	173,436
11,354	Cohu, Inc.	197,219
4,900	Coinstar, Inc.(b)	156,261
9,000	Coldwater Creek, Inc.(b)	48,060
11,500	Collective Brands, Inc.(b)	142,255
6,000	Colonial Properties Trust	145,380
900	Columbia Bancorp	9,333
46,531	Columbia Banking System, Inc.	1,260,059
3,600	Columbia Sportswear Co.	151,056
4,600	Columbus McKinnon Corp.(b)	130,226
20,400	Comfort Systems USA, Inc.	277,440
4,000	Commerce Group, Inc.	145,760
4,500	Commercial Vehicle Group, Inc.(b)	54,225
3,700	Community Bank System, Inc.	94,313
5,474	Community Trust Bancorp, Inc.	164,548
11,100	Compass Diversified Holdings	136,086
1,500	Compass Minerals International, Inc.	94,500
78,500	Complete Production Services, Inc.(b)	2,120,285
4,867	CompuCredit Corp.(b)	39,325
1,700	Computer Programs & Systems, Inc.	32,334
58,300	Comstock Resources, Inc.(b)	2,652,067
2,600	COMSYS IT Partners, Inc.(b)	21,268
3,900	Comtech Telecommunications Corp.(b)	151,047
4,898	Conceptus, Inc.(b)	88,262
56,300	Concur Technologies, Inc.(b)	1,865,782
26,000	Conexant Systems, Inc.(b)	12,870
5,889	Conmed Corp.(b)	150,287
400	Connecticut Water Service, Inc.	9,548
4,801	Conn’s, Inc.(b)	84,642
1,116	Consolidated - Tomoka Land Co.	58,233
10,216	Consolidated Communications Holdings, Inc.	146,089
1,900	Consolidated Graphics, Inc.(b)	110,523
2,100	Contango Oil & Gas Co.(b)	160,923
12,858	Continental Airlines, Inc. - Class B(b)	231,187
75,000	Cooper Cos., Inc. (The)	2,625,000
8,500	Cooper Tire & Rubber Co.	111,690
2,300	Core-Mark Holding Co., Inc.(b)	65,918
10,900	Corinthian Colleges, Inc.(b)	123,715
5,300	Cornell Cos., Inc.(b)	120,416
19,800	Corrections Corp. of America(b)	504,900
20,100	Corus Bankshares, Inc.	147,333
4,350	Corvel Corp.(b)	143,115
52,000	CoStar Group, Inc.(b)	2,493,400
6,932	Cousins Properties, Inc.	176,142
9,860	Covanta Holding Corp.(b)	262,572
6,500	Cox Radio, Inc. - Class A(b)	75,595
2,900	CRA International, Inc.(b)	99,992
3,400	Crane Co.	139,196
9,100	Credence Systems Corp.(b)	9,464
6,646	Cross Country Healthcare, Inc.(b)	79,486
11,400	Crown Media Holdings, Inc. - Class A(b)	51,984
8,900	CryoLife, Inc.(b)	94,518
8,929	CSG Systems International, Inc.(b)	108,041

35

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
7,100	CSK Auto Corp.(b)	$84,703
1,500	CSS Industries, Inc.	46,905
7,000	CTS Corp.	78,750
4,300	Cubic Corp.	116,573
8,700	Cubist Pharmaceuticals, Inc.(b)	168,432
3,999	Cumulus Media, Inc. - Class A(b)	23,594
7,400	CuraGen Corp.(b)	6,956
1,380	Curis, Inc.(b)	1,918
6,000	Curtiss-Wright Corp.	284,940
1,000	Cutera, Inc.(b)	13,300
9,300	CV Therapeutics, Inc.(b)	85,095
10,501	CVB Financial Corp.	120,551
9,500	Cyberonics, Inc.(b)	150,100
14,874	Cybersource Corp.(b)	269,963
7,042	Cymer, Inc.(b)	183,022
1,300	Cynosure, Inc.(b)	33,826
8,000	Cypress Bioscience, Inc.(b)	52,640
17,700	Cypress Semiconductor Corp.(b)	497,724
400	Cytokinetics, Inc.(b)	1,380
8,174	Daktronics, Inc.	120,893
14,600	Darling International, Inc.(b)	222,942
7,538	Datascope Corp.	282,373
1,800	Dawson Geophysical Co.(b)	130,212
23,400	DCT Industrial Trust, Inc.	234,000
2,300	DealerTrack Holdings, Inc.(b)	44,252
700	Deckers Outdoor Corp.(b)	96,649
254	Deerfield Capital Corp.	356
375,400	Del Monte Foods Co.	3,386,108
8,600	Delek US Holdings, Inc.	94,858
3,806	dELiA*s, Inc.(b)	9,667
7,050	Delphi Financial Group - Class A	191,901
2,110	Delta Financial Corp.	55
10,300	Delta Petroleum Corp.(b)	252,762
2,500	Deltic Timber Corp.	131,875
4,600	Deluxe Corp.	97,796
13,588	Dendreon Corp.(b)	71,609
4,283	Depomed, Inc.(b)	14,005
12,000	DeVry, Inc.	684,000
4,800	DexCom, Inc.(b)	36,960
7,900	DG FastChannel, Inc.(b)	147,335
3,300	Diamond Foods, Inc.	70,488
2,550	Diamond Management & Technology Consultants, Inc.	15,682
13,200	DiamondRock Hospitality Co.	168,300
12,600	Digi International, Inc.(b)	103,824
7,600	Digimarc Corp.(b)	77,368
3	Digital Realty Trust, Inc.	116
7,343	Digital River, Inc.(b)	241,218
6,600	Dillard’s, Inc. - Class A	134,640
5,600	Dime Community Bancshares	104,552
5,800	Diodes, Inc.(b)	156,832
1,500	Dionex Corp.(b)	117,330
2,400	Discovery Laboratories, Inc.(b)	6,888
7,800	Ditech Networks, Inc.(b)	22,230
2,723	Dixie Group, Inc.(b)	21,239
5,300	Dollar Financial Corp.(b)	114,374
4,643	Dollar Thrifty Automotive Group(b)	61,241
7,500	Domino’s Pizza, Inc.	99,600
7,172	Donegal Group, Inc. - Class A	121,852
9,638	Dot Hill Systems Corp.(b)	24,288
5,000	Dover Downs Gaming & Entertainment, Inc.	40,400
5,900	Dover Motorsports, Inc.	36,108
12,400	Dress Barn, Inc.(b)	166,904
4,500	Drew Industries, Inc.(b)	109,755
8,200	Dril-Quip, Inc.(b)	468,712
3,700	DRS Technologies, Inc.	231,028
21,829	drugstore.com(b)	51,735
14,000	DSP Group, Inc.(b)	183,820
1,400	DSW, Inc. - Class A(b)	21,462
6,348	DTS, Inc.(b)	187,266
5,100	Ducommun, Inc.(b)	166,158
23,700	Durect Corp.(b)	107,598
2,170	DXP Enterprises, Inc.(b)	89,556
12,300	Dyax Corp.(b)	49,323
8,330	Dycom Industries, Inc.(b)	119,785
3,400	Dynamex, Inc.(b)	85,442
1,700	Dynamic Materials Corp.	79,951
8,400	Dynavax Technologies Corp.(b)	16,380
8,400	Eagle Bulk Shipping, Inc.	247,212
7,800	Eagle Materials, Inc.	282,984
8,000	Eagle Test Systems, Inc.(b)	96,560
19,172	Earthlink, Inc.(b)	175,040
30,000	East West Bancorp, Inc.	427,200
4,200	EastGroup Properties, Inc.	200,382
1,100	Ebix, Inc.(b)	93,203
9,206	Echelon Corp.(b)	103,660
3,201	Eclipsys Corp.(b)	66,485
14,100	Edge Petroleum Corp.(b)	73,602
14,100	Education Realty Trust, Inc.	188,094
600	Einstein Noah Restaurant Group, Inc.(b)	6,750
7,300	El Paso Electric Co.(b)	164,761
9,438	Electro Rent Corp.	127,507
6,100	Electro Scientific Industries, Inc.(b)	100,101
10,355	Electronics For Imaging(b)	149,319
6,696	Elizabeth Arden, Inc.(b)	123,943
11,400	EMCOR Group, Inc.(b)	285,684
23,072	Emcore Corp.(b)	142,585
6,900	Emeritus Corp.(b)	170,085
800	Emisphere Technologies, Inc.(b)	1,216
3,900	Emmis Communications Corp. - Class A(b)	12,129
5,000	Empire District Electric Co. (The)	104,150

36

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
7,600	EMS Technologies, Inc.(b)	$196,536
11,500	Emulex Corp.(b)	150,535
47,400	Encore Acquisition Co.(b)	2,162,862
7,138	Encore Capital Group, Inc.(b)	47,825
11,587	Encore Wire Corp.	261,866
14,300	Endeavor International Corp.(b)	21,164
5,863	Energy Conversion Devices, Inc.(b)	191,075
7,454	Energy Partners Ltd.(b)	90,566
2,860	EnergySouth, Inc.	154,583
8,600	EnerSys(b)	201,240
5,948	ENGlobal Corp.(b)	59,777
5,200	Ennis, Inc.	88,088
3,501	EnPro Industries, Inc.(b)	127,086
195,629	Entegris, Inc.(b)	1,475,043
2,500	Entercom Communications Corp. - Class A	26,500
4,600	Enterprise Financial Services Corp.	98,670
14,800	Entertainment Distribution Co., Inc.(b)	7,548
5,000	Entertainment Properties Trust	266,800
5,384	Entorian Technologies, Inc.(b)	6,353
9,100	Entravision Communications Corp. - Class A(b)	63,609
12,700	Entrust, Inc.(b)	31,623
9,400	Enzo Biochem, Inc.(b)	76,892
4,900	Enzon Pharmaceuticals, Inc.(b)	42,728
9,358	Epicor Software Corp.(b)	74,864
14,895	EPIQ Systems, Inc.(b)	229,979
1,466	EPIX Pharmaceuticals, Inc.(b)	2,390
100	Equinix, Inc.(b)	9,042
3,800	Equity Lifestyle Properties, Inc.	187,872
8,400	eResearch Technology, Inc.(b)	102,312
4,229	ESCO Technologies, Inc.(b)	196,902
3,100	Esmark, Inc.(b)	51,739
5,529	Esterline Technologies Corp.(b)	307,744
4,900	Ethan Allen Interiors, Inc.	134,603
182,500	Euronet Worldwide, Inc.(b)	3,226,600
224,177	ev3, Inc.(b)	1,862,911
10,701	Evergreen Energy, Inc.(b)	15,730
16,000	Evergreen Solar, Inc.(b)	137,440
3,900	Exactech, Inc.(b)	95,589
24,000	Exar Corp.(b)	202,320
4,000	Excel Technology, Inc.(b)	94,360
19,600	EXCO Resources, Inc.(b)	437,472
14,780	Exelixis, Inc.(b)	112,476
11,100	Exide Technologies(b)	161,949
3,900	ExlService Holdings, Inc.(b)	97,968
4,713	Exponent, Inc.(b)	159,017
7,300	ExpressJet Holdings, Inc.(b)	22,119
9,100	Extra Space Storage, Inc.	153,153
41,931	Extreme Networks(b)	127,051
48,400	Factset Research Systems, Inc.	2,905,452
7,000	Fairpoint Communications, Inc.	64,470
8,500	FalconStor Software, Inc.(b)	69,275
8,006	Farmer Bros. Co.	197,908
25,600	FARO Technologies, Inc.(b)	902,144
3,995	FBL Financial Group, Inc. - Class A	110,622
100	Federal Agricultural Mortgage Corp. - Class A	2,104
4,392	Federal Agricultural Mortgage Corp. - Class C	140,544
7,400	Federal Signal Corp.	102,712
5,400	FEI Co.(b)	118,098
9,900	FelCor Lodging Trust, Inc.	124,641
3,400	Ferro Corp.	59,772
5,300	FiberTower Corp.(b)	8,056
5,286	Financial Federal Corp.	123,428
30,500	Finisar Corp.(b)	41,175
7,300	Finish Line - Class A	47,961
10,276	First Acceptance Corp.(b)	31,958
75,000	First Advantage Corp. - Class A(b)	1,538,250
5,200	First Bancorp	97,864
2,700	First Busey Corp.	53,541
11,286	First Cash Financial Services, Inc.(b)	167,484
5,600	First Charter Corp.	170,128
400	First Citizens BancShares, Inc. - Class A	56,308
10,200	First Commonwealth Financial Corp.	126,990
3,070	First Community Bancorp, Inc.	65,974
3,860	First Community Bancshares, Inc.	129,001
13,100	First Financial Bancorp	171,872
1,500	First Financial Bankshares, Inc.	67,485
4,458	First Financial Corp.	141,764
4,269	First Financial Holdings, Inc.	102,499
4,300	First Industrial Realty Trust, Inc.	129,903
3,192	First Merchants Corp.	81,619
125,000	First Mercury Finanacial Corp.(b)	1,975,000
57,570	First Midwest Bancorp, Inc.	1,469,762
14,700	First Niagara Financial Group, Inc.	212,121
2,958	First Place Financial Corp.	36,975
4,900	First Potomac Realty Trust	83,251
2,300	First Regional Bancorp(b)	34,155
2,286	First State Bancorp	21,260
3,100	FirstFed Financial Corp.(b)	47,368
7,600	FirstMerit Corp.	155,952
4,300	Fisher Communications, Inc.(b)	140,868
9,900	Five Star Quality Care, Inc.(b)	59,400
15,700	Flagstar Bancorp, Inc.	96,084
6,300	Flanders Corp.(b)	38,808
9,800	Fleetwood Enterprises, Inc.(b)	33,810
2,800	Flotek Industries, Inc.(b)	52,416
12,100	Flow International Corp.(b)	121,363
10,800	Flowers Foods, Inc.	279,612

37

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
10,571	Flushing Financial Corp.	$206,346
13,581	FNB Corp.	209,962
7,362	Formfactor, Inc.(b)	141,866
4,500	Forrester Research, Inc.(b)	129,780
54,200	Forward Air Corp.	1,847,678
3,900	Fossil, Inc.(b)	139,581
26,400	Foundry Networks, Inc.(b)	336,072
2,197	FPIC Insurance Group, Inc.(b)	102,226
4,600	Franklin Bank Corp.(b)	7,130
3,700	Franklin Electric Co., Inc.	143,264
5,100	Fred’s, Inc.	56,508
4,100	FreightCar America, Inc.	157,440
11,387	Frontier Airlines Holdings, Inc.(b)	4,726
7,100	Frontier Financial Corp.	113,600
10,900	FTD Group, Inc.	149,875
3,341	FTI Consulting, Inc.(b)	213,824
4,700	Fuel Systems Solutions, Inc.(b)	87,749
4,600	Fuel Tech, Inc.(b)	118,220
11,300	FuelCell Energy, Inc.(b)	99,779
11,970	Furmanite Corp.(b)	101,266
6,800	Furniture Brands International, Inc.	92,140
6,000	FX Energy, Inc.(b)	29,880
2,360	FX Real Estate and Entertainment, Inc.(b)	11,352
2,510	G&K Services, Inc. - Class A	79,140
900	GAMCO Investors, Inc. - Class A	41,409
7,700	Gardner Denver, Inc.(b)	357,665
37,400	Gasco Energy, Inc.(b)	107,712
7,500	Gaylord Entertainment Co.(b)	222,150
1,930	GB&T Bancshares, Inc.	16,637
6,100	Gehl Co.(b)	94,123
18,400	GenCorp, Inc.(b)	157,688
1,400	General Cable Corp.(b)	93,800
11,363	General Communication, Inc. - Class A(b)	70,564
7,800	General Maritime Corp.	203,814
9,100	General Moly, Inc.(b)	82,264
3,800	Genesco, Inc.(b)	84,208
5,800	Genesee & Wyoming, Inc. - Class A(b)	206,944
9,000	Genomic Health, Inc.(b)	193,680
30,000	Gen-Probe, Inc.(b)	1,690,800
1,800	GenTek, Inc.(b)	55,908
200,000	Gentex Corp.	3,736,000
13,824	Gentiva Health Services, Inc.(b)	300,534
7,300	Geo Group, Inc. (The)(b)	193,085
6,500	GeoEye, Inc.(b)	149,695
10,455	Gerber Scientific, Inc.(b)	96,918
18,191	Geron Corp.(b)	85,862
5,500	Getty Images, Inc.(b)	179,575
2,300	Gevity HR, Inc.	15,686
14,800	Gibraltar Industries, Inc.	154,660
3,200	G-III Apparel Group Ltd.(b)	47,200
54,600	Glacier Bancorp, Inc.	1,123,668
8,600	Glatfelter	125,474
5,600	Glimcher Realty Trust	67,200
2,700	GMH Communities Trust	25,488
4,500	GMX Resources, Inc.(b)	163,530
35,600	Golden Star Resources Ltd.(b)	119,480
32,100	Goodrich Petroleum Corp.(b)	1,084,338
4,793	Gorman-Rupp Co. (The)	167,899
17,000	GrafTech International Ltd.(b)	334,050
375	Graham Corp.	21,442
5,600	Granite Construction, Inc.	192,080
26,500	Graphic Packaging Holding Co.(b)	74,200
8,600	Gray Television, Inc.	40,420
100	Gray Television, Inc., Class A	607
8,870	Great Atlantic & Pacific Tea Co.(b)	244,103
1,800	Great Southern Bancorp, Inc.	27,144
15,220	Great Wolf Resorts, Inc.(b)	92,994
58,200	Greatbatch, Inc.(b)	1,058,076
1,400	Green Bankshares, Inc.	28,042
4,698	Green Mountain Coffee Roasters, Inc.(b)	151,276
8,000	Greenbrier Cos., Inc.	182,000
12,848	Greenfield Online, Inc.(b)	146,596
1,900	Greenhill & Co., Inc.	123,595
1,200	Greif, Inc. - Class A	77,520
29,554	Grey Wolf, Inc.(b)	185,304
6,529	Griffon Corp.(b)	61,046
5,300	Group 1 Automotive, Inc.	141,404
21,000	Grubb & Ellis Co.	128,940
5,100	GSI Commerce, Inc.(b)	70,992
14,600	Guess?, Inc.	558,888
5,811	Guidance Software, Inc.(b)	59,156
3,446	Gulf Island Fabrication, Inc.	136,255
4,349	Gulfmark Offshore, Inc.(b)	260,070
6,232	Gulfport Energy Corp.(b)	72,229
7,058	Gymboree Corp.(b)	305,047
13,300	H&E Equipment Services, Inc.(b)	174,363
4,700	Haemonetics Corp.(b)	268,981
127,288	Hain Celestial Group, Inc.(b)	3,141,468
5,804	Hallmark Financial Services(b)	62,857
10,200	Halozyme Therapeutics, Inc.(b)	50,388
4,278	Hancock Holding Co.	176,553
4,768	Hanmi Financial Corp.	33,328
5,700	Hardinge, Inc.	95,076
5,223	Harleysville Group, Inc.	190,378
11,471	Harleysville National Corp.	165,871
12,972	Harmonic, Inc.(b)	107,278
11,100	Harris Interactive, Inc.(b)	27,750
4,661	Harris Stratex Networks, Inc. - Class A(b)	44,233
21,100	Harte-Hanks, Inc.	288,226
18,200	Hartmarx Corp.(b)	48,048

38

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
18,698	Harvest Natural Resources, Inc.(b)	$177,444
2,600	Haverty Furniture Cos., Inc.	23,738
6,230	Hawaiian Electric Industries, Inc.	153,196
15,300	Hawaiian Holdings, Inc.(b)	121,635
22,400	Hayes Lemmerz International, Inc.(b)	67,200
1,800	Haynes International, Inc.(b)	112,770
10,800	HB Fuller Co.	249,264
5,800	Headwaters, Inc.(b)	66,294
19,300	Health Management Associates, Inc. - Class A(b)	137,609
194,300	Healthcare Realty Trust, Inc. REIT	5,504,519
4,050	Healthcare Services Group, Inc.	61,803
5,800	HealthExtras, Inc.(b)	163,676
8,400	Healthsouth Corp.(b)	165,228
11,000	Healthspring, Inc.(b)	185,240
8,800	HealthTronics, Inc.(b)	31,504
75,400	Healthways, Inc.(b)	2,754,362
16,533	Heartland Express, Inc.	255,766
3,200	Heartland Payment Systems, Inc.	70,080
20,100	Hecla Mining Co.(b)	206,226
1,600	Heico Corp.	82,416
44,600	Heico Corp. - Class A	1,794,258
4,000	Heidrick & Struggles International, Inc.	119,720
50,000	Helix Energy Solutions Group, Inc.(b)	1,727,500
103	Hercules Technology Growth Capital, Inc.	1,045
10,500	Hercules, Inc.	197,400
4,505	Heritage Commerce Corp.	79,648
4,500	Herman Miller, Inc.	104,985
6,300	Hersha Hospitality Trust	59,976
2,900	Hexcel Corp.(b)	64,902
3,150	Hibbett Sports, Inc.(b)	57,519
3,000	Highwoods Properties, Inc.	105,120
6,600	Hilb, Rogal & Hobbs Co.	190,938
6,400	Hill International, Inc.(b)	92,480
1,850	Hi-Tech Pharmacal Co., Inc.(b)	16,188
2,400	Hittite Microwave Corp.(b)	95,280
4,000	HMS Holdings Corp.(b)	103,080
4,800	HNI Corp.	104,496
15,680	Hologic, Inc.(b)	457,699
6,700	Home Bancshares, Inc.	155,641
2,215	Home Federal Bancorp, Inc.	26,447
11,700	Home Solutions of America, Inc.(b)	6,962
4,200	Hooker Furniture Corp.	88,074
3,200	Horace Mann Educators Corp.	54,144
2,125	Horizon Financial Corp.	26,095
4,700	Hornbeck Offshore Services, Inc.(b)	234,389
10,500	Hot Topic, Inc.(b)	55,755
6,000	Houston Wire & Cable Co.	112,260
1,800	HRPT Properties Trust	12,474
8,950	HUB Group, Inc. - Class A(b)	292,576
5,000	Hudson Highland Group, Inc.(b)	44,350
1,900	Hughes Communications, Inc.(b)	102,600
5,000	Human Genome Sciences, Inc.(b)	32,750
2,200	Hurco Cos., Inc.(b)	100,738
1,500	Huron Consulting Group, Inc.(b)	62,790
12,900	Hutchinson Technology, Inc.(b)	182,406
26,200	Hypercom Corp.(b)	111,874
4,000	i2 Technologies, Inc.(b)	42,000
4,944	Ibasis, Inc.	15,771
1,500	IBERIABANK Corp.	72,300
3,500	ICO, Inc.(b)	26,005
9,298	Iconix Brand Group, Inc.(b)	148,024
4,800	ICU Medical, Inc.(b)	120,576
6,300	Idacorp, Inc.	204,372
19,600	Idenix Pharmaceuticals, Inc.(b)	127,008
7,000	Idera Pharmaceuticals, Inc.(b)	97,230
100,000	IDEX Corp.	3,669,000
1,400	IDT Corp.(b)	4,620
9,500	IDT Corp. - Class B(b)	36,385
5,900	I-Flow Corp.(b)	78,765
19,100	iGate Corp.(b)	155,283
3,100	Ihop Corp.	144,584
3,997	II-VI, Inc.(b)	148,449
14,611	IKON Office Solutions, Inc.	159,990
5,200	Imation Corp.	121,576
4,500	Immersion Corp.(b)	50,805
69,600	Immucor, Inc.(b)	1,877,808
9,578	Immunogen, Inc.(b)	30,841
5,780	Immunomedics, Inc.(b)	14,045
2,000	Imperial Sugar Co.	31,540
8,264	Incyte Corp.(b)	89,664
54,800	Independent Bank Corp./MA	1,601,804
3,098	Independent Bank Corp./MI	24,722
9,600	Indevus Pharmaceuticals, Inc.(b)	46,176
3,520	Infinity Property & Casuality Corp.	136,435
14,400	Informatica Corp.(b)	229,824
12,400	Infospace, Inc.	149,544
7,030	infoUSA, Inc.	39,860
1,712	Ingles Markets, Inc. - Class A	39,068
5,400	Inland Real Estate Corp.	87,210
3,400	Innovative Solutions & Support, Inc.(b)	31,450
9,067	Insight Enterprises, Inc.(b)	109,348
10,019	Insituform Technologies, Inc. - Class A(b)	169,521
10,355	Inspire Pharmaceuticals, Inc.(b)	35,518
9,000	Insteel Industries, Inc.	112,140

39

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
7,517	Integra Bank Corp.	$109,823
79,959	Integra LifeScience Holdings Corp.(b)	3,387,863
3,286	Integral Systems, Inc.	113,334
5,484	Integrated Electrical Services, Inc.(b)	91,747
6,153	Integrated Silicon Solutions, Inc.(b)	36,180
3,769	Inter Parfums, Inc.	109,150
3,000	Interactive Intelligence, Inc.(b)	38,070
8,502	InterDigital, Inc.(b)	172,336
8,490	Interface, Inc. - Class A	109,012
5,000	Interline Brands, Inc.(b)	96,750
8,800	Intermec, Inc.(b)	185,856
6,500	InterMune, Inc.(b)	103,025
5,000	Internap Network Services Corp.(b)	24,050
5,940	International Bancshares Corp.	148,441
7,600	International Royalty Corp.	36,147
19,100	Internet Capital Group, Inc.(b)	191,955
5,100	Interstate Hotels & Resorts, Inc.(b)	21,930
1,500	Intervest Bancshares Corp.	15,510
13,944	InterVoice, Inc.(b)	87,429
16,500	Interwoven, Inc.(b)	185,790
6,000	Intevac, Inc.(b)	79,680
1,449	Introgen Therapeutics, Inc.(b)	4,347
4,400	Invacare Corp.	79,376
3,800	inVentiv Health, Inc.(b)	112,974
8,881	Inverness Medical Innovations, Inc.(b)	328,597
8,100	Investment Technology Group, Inc.(b)	390,906
8,900	INVESTools, Inc.(b)	103,151
20,128	Investors Bancorp, Inc.(b)	295,278
19,800	Iomega Corp.(b)	75,834
21,563	ION Geophysical Corp.(b)	343,499
7,200	Iowa Telecommunications Services, Inc.	124,704
2,100	iPCS, Inc.	63,882
3,100	IRIS International, Inc.(b)	42,284
7,900	iRobot Corp.(b)	126,716
3,600	Irwin Financial Corp.	21,024
10,035	Isis Pharmaceuticals, Inc.(b)	118,212
5,400	Isle of Capri Casinos, Inc.(b)	36,396
2,700	ITC Holdings Corp.	150,606
24,700	Ixia(b)	175,123
16,032	IXYS Corp.(b)	114,949
3,500	J & J Snack Foods Corp.	100,240
6,000	j2 Global Communications, Inc.(b)	128,400
125,000	Jack Henry & Associates, Inc.	3,285,000
6,086	Jack in the Box, Inc.(b)	162,800
3,900	Jackson Hewitt Tax Service, Inc.	58,149
5,793	Jakks Pacific, Inc.(b)	136,078
500	James River Coal Co.(b)	11,115
1,095	Jarden Corp.(b)	23,345
8,000	Javelin Pharmaceuticals, Inc.(b)	21,120
14,800	JDA Software Group, Inc.(b)	279,720
10,100	JetBlue Airways Corp.(b)	50,904
6,500	Jo-Ann Stores, Inc.(b)	123,110
200	John B. Sanfilippo & Son, Inc.(b)	2,146
7,900	Jones Apparel Group, Inc.	125,057
6,325	Jos. A. Bank Clothiers, Inc.(b)	154,393
16,000	Journal Communications, Inc. - Class A	92,160
17,800	Jupitermedia Corp.(b)	34,710
5,200	Kadant, Inc.(b)	135,616
1,900	Kaiser Aluminum Corp.	130,397
4,647	Kaman Corp.	125,934
7,100	Kansas City Southern(b)	320,068
65,000	Kaydon Corp.	3,404,050
9,900	Kearny Financial Corp.	107,712
2,300	Keithley Instruments, Inc.	24,196
4,300	Kelly Services, Inc. - Class A	95,675
19,377	Kemet Corp.(b)	78,864
2,700	Kendle International, Inc.(b)	115,263
5,700	Kenexa Corp.(b)	99,693
66,800	Kennametal, Inc.	2,322,636
4,100	Kenneth Cole Productions, Inc. - Class A	78,925
3,949	Kensey Nash Corp.(b)	115,153
4,061	Keryx Biopharmaceuticals, Inc.(b)	2,112
4,600	Keynote Systems, Inc.(b)	53,130
1,200	K-Fed Bancorp	13,380
9,125	Kforce, Inc.(b)	75,099
2,500	Kilroy Realty Corp.	130,800
9,200	Kimball International, Inc. - Class B	94,484
5,900	Kindred Healthcare, Inc.(b)	140,007
7,700	Kirby Corp.(b)	422,268
5,100	Kite Realty Group Trust	69,258
20,300	Knight Capital Group, Inc. - Class A(b)	379,813
11,950	Knight Transportation, Inc.	203,030
3,800	Knoll, Inc.	49,476
3,500	Knology, Inc.(b)	44,870
6,000	Knot, Inc. (The)(b)	70,440
20,958	Kopin Corp.(b)	62,455
2,700	Koppers Holdings, Inc.	130,788
8,200	Korn/Ferry International(b)	153,012
9,724	Kosan Biosciences, Inc.(b)	16,142
36,600	Kratos Defense & Security Solutions, Inc.(b)	61,488
11,800	Krispy Kreme Doughnuts, Inc.(b)	36,462
4,100	Kronos Worldwide, Inc.	119,966
2,500	K-Swiss, Inc. - Class A	36,625
9,437	Kulicke & Soffa Industries, Inc.(b)	62,190

40

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
5,100	KV Pharmaceutical Co. - Class A(b)	$124,644
300	KV Pharmaceutical Co. - Class B(b)	7,320
10,076	L-1 Indentity Solutions, Inc.(b)	145,195
3,500	LaBarge, Inc.(b)	46,200
10,700	Laclede Group, Inc. (The)	404,674
3,233	Ladish Co., Inc.(b)	97,184
8,500	Lakeland Bancorp, Inc.	131,665
2,963	Lakeland Financial Corp.	69,008
89,600	Lancaster Colony Corp.	3,421,824
106,129	Lance, Inc.	2,224,464
1,500	LandAmerica Financial Group, Inc.	43,050
2,900	Landauer, Inc.	154,425
5,974	Landec Corp.(b)	48,449
700	Landry’s Restaurants, Inc.	11,179
50,000	Landstar System, Inc.	2,598,000
5,600	LaSalle Hotel Properties	179,592
26,276	Lattice Semiconductor Corp.(b)	89,076
29,300	Lawson Software, Inc.(b)	234,107
3,270	Layne Christensen Co.(b)	139,531
18,700	La-Z-Boy, Inc.	119,119
2,543	LCA-Vision, Inc.	25,710
8,400	Leapfrog Enterprises, Inc.(b)	69,804
3,653	Learning Tree International, Inc.(b)	65,133
6,900	LECG Corp.(b)	71,691
3,700	Lee Enterprises, Inc.	28,601
2,800	Lennox International, Inc.	92,792
14,300	Lexicon Pharmaceuticals, Inc.(b)	29,458
8,900	Lexington Realty Trust	128,160
6,300	LHC Group, Inc.(b)	98,280
2,600	Libbey, Inc.	36,920
1,799	Life Partners Holdings, Inc.	30,007
3,600	Life Time Fitness, Inc.(b)	130,860
4,800	Lifecell Corp.(b)	243,744
1,624	Lifetime Brands, Inc.	13,836
1,700	Lifeway Foods, Inc.(b)	21,641
23,830	Ligand Pharmaceuticals, Inc., Class B(b)	96,512
5,430	Lin TV Corp. - Class A(b)	54,409
12,664	Lincoln Educational Services Corp.(b)	147,916
957	Lincoln Electric Holdings, Inc.	73,019
1,400	Lindsay Corp.	145,768
9,844	Lionbridge Technologies(b)	29,040
9,300	Liquidity Services, Inc.(b)	75,795
500	Lithia Motors, Inc. - Class A	4,500
3,900	Littelfuse, Inc.(b)	143,364
10,400	Live Nation, Inc.(b)	143,416
18,200	LKQ Corp.(b)	396,032
5,500	LMI Aerospace, Inc.(b)	105,600
2,889	LodgeNet Interactive Corp.(b)	17,681
12,200	Lodgian, Inc.(b)	118,462
2,500	LoJack Corp.(b)	24,725
6,900	Longs Drug Stores Corp.	276,414
7,500	LoopNet, Inc.(b)	84,675
4,124	Loral Space & Communications, Inc.(b)	89,037
14,100	Louisiana-Pacific Corp.	162,291
3,500	LSB Industries, Inc.(b)	53,585
10,598	LSI Industries, Inc.	116,154
20,400	LTX Corp.(b)	59,160
12,972	Luby’s, Inc.(b)	97,420
1,600	Lufkin Industries, Inc.	120,720
129,995	Luminex Corp.(b)	2,536,202
4,000	M&F Worldwide Corp.(b)	137,600
5,100	M/I Homes, Inc.	87,465
2,420	Macatawa Bank Corp.	27,515
8,533	Macrovision Corp.(b)	134,651
6,700	Magellan Health Services, Inc.(b)	258,553
13,140	Magma Design Automation, Inc.(b)	122,596
3,400	Maguire Properties, Inc.	54,740
7,600	Maidenform Brands, Inc.(b)	113,240
9,256	MainSource Financial Group, Inc.	137,081
8,200	Manhattan Associates, Inc.(b)	213,282
3,100	Mannatech, Inc.	20,243
2,700	MannKind Corp.(b)	7,020
2,600	Mantech International Corp - Class A(b)	124,202
5,529	Marchex, Inc. - Class B	57,115
7,700	Marcus Corp.	127,743
12,200	Marine Products Corp.	89,792
3,400	MarineMax, Inc.(b)	38,760
10,300	Mariner Energy, Inc.(b)	283,868
5,700	MarketAxess Holdings, Inc.(b)	50,103
2,545	Marlin Business Services Corp.(b)	16,542
36,000	Martek Biosciences Corp.(b)	1,269,360
10,800	Marten Transport Ltd.(b)	176,040
4,400	Marvel Entertainment, Inc.(b)	126,236
7,300	Massey Energy Co.	382,009
10,400	MasTec, Inc.(b)	85,176
3,200	Material Sciences Corp.(b)	25,408
10,600	Matria Healthcare, Inc.(b)	270,300
4,100	Matrix Service Co.(b)	82,451
61,793	Matthews International Corp. - Class A	3,055,046
25,715	Mattson Technology, Inc.(b)	124,718
4,000	Maui Land & Pineapple Co., Inc.(b)	126,000
3,400	MAXIMUS, Inc.	128,928
4,700	Maxwell Technologies, Inc.(b)	50,149
13,389	Maxygen, Inc.(b)	79,397
5,386	MB Financial, Inc.	154,578
2,056	MBT Financial Corp.	19,265
2,857	McCormick & Schmick’s Seafood Restaurants, Inc.(b)	34,370

41

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
8,000	MCG Capital Corp.	$61,280
4,700	Mcgrath Rentcorp	121,401
6,700	McMoRan Exploration Co.(b)	183,714
13,500	Meadowbrook Insurance Group, Inc.	97,740
18,096	Medarex, Inc.(b)	129,748
35,800	MedAssets, Inc.(b)	537,358
10,532	Medcath Corp.(b)	195,474
2,700	Media General, Inc. - Class A	39,636
8,687	Mediacom Communications Corp. - Class A(b)	37,267
5,600	Medical Action Industries, Inc.(b)	91,784
6,800	Medical Properties Trust, Inc. REIT	82,620
7,500	Medicines Co. (The)(b)	148,125
7,500	Medicis Pharmaceutical Corp. - Class A	154,500
1,400	Medis Technologies Ltd.(b)	11,746
5,900	Medivation, Inc.(b)	90,270
3,800	Men’s Wearhouse, Inc.	101,194
6,200	Mentor Corp.	181,474
15,900	Mentor Graphics Corp.(b)	160,113
6,100	Mercury Computer Systems, Inc.(b)	48,922
6,751	Meridian Bioscience, Inc.	181,804
44,200	Meridian Resource Corp.(b)	93,704
13,500	Merit Medical Systems, Inc.(b)	198,585
6,700	Mesa Air Group, Inc.(b)	4,422
10,400	Metalico, Inc.(b)	134,784
115,000	Metavante Technologies, Inc.(b)	2,710,550
5,414	Methode Electronics, Inc.	58,688
2,600	MGE Energy, Inc.	90,454
300	MGP Ingredients, Inc.	2,196
2,200	Michael Baker Corp.(b)	46,332
5,950	Micrel, Inc.	58,429
9,400	Micros Systems, Inc.(b)	335,110
100	MicroStrategy, Inc. - Class A(b)	8,873
19,200	Microtune, Inc.(b)	67,776
3,600	Microvision, Inc.(b)	11,304
2,200	Micrus Endovascular Corp.(b)	25,036
1,600	Mid-America Apartment Communities, Inc.	84,816
2,500	Midas, Inc.(b)	38,825
1,000	Middleby Corp.(b)	62,750
4,800	Middlesex Water Co.	88,224
13,000	Midway Games, Inc.(b)	33,410
10,180	Midwest Banc Holdings, Inc.	104,650
2,200	Miller Industries, Inc.(b)	24,816
4,600	Mine Safety Appliances Co.	170,982
2,300	Minerals Technologies, Inc.	155,802
1,900	Minrad International, Inc.(b)	4,408
346,561	MIPS Technologies, Inc.(b)	1,573,387
1,600	Mission West Properties	19,024
10,081	MKS Instruments, Inc.(b)	230,351
7,400	Mobile Mini, Inc.(b)	157,250
3,800	Modine Manufacturing Co.	66,766
3,180	Moldflow Corp.(b)	62,837
5,200	Molina Healthcare, Inc.(b)	129,116
5,500	Monaco Coach Corp.	34,815
4,400	Monarch Casino & Resort, Inc.(b)	58,256
3,200	MoneyGram International, Inc.	4,960
400	Monmouth REIT - Class A	3,048
2,020	Monogram Biosciences, Inc.(b)	2,222
4,411	Monolithic Power Systems, Inc.(b)	101,012
10,746	Monro Muffler, Inc.	177,309
5,600	Moog, Inc. - Class A.(b)	241,416
7,400	Morgans Hotel Group Co.(b)	103,526
1,300	Morningstar, Inc.(b)	75,374
3,600	Morton’s Restaurant Group, Inc.(b)	28,764
8,500	MoSys, Inc.(b)	39,015
3,218	Movado Group, Inc.	70,281
47,700	Move, Inc.(b)	150,255
677	Movie Gallery, Inc.(b)	6
19,900	MPS Group, Inc.(b)	213,527
28,404	MRV Communications, Inc.(b)	44,594
11,900	MSC.Software Corp.(b)	144,942
7,500	MTC Technologies, Inc.(b)	178,950
5,300	MTR Gaming Group, Inc.(b)	32,489
2,900	MTS Systems Corp.	99,702
5,200	Mueller Industries, Inc.	168,324
11,253	Mueller Water Products, Inc. - Class B	89,349
8,550	Multi-Fineline Electronix, Inc.(b)	161,595
12,993	Multimedia Games, Inc.(b)	55,350
4,300	MWI Veterinary Supply, Inc.(b)	148,221
6,700	Myers Industries, Inc.	84,286
6,700	Myriad Genetics, Inc.(b)	278,318
9,600	Nabi Biopharmaceuticals(b)	38,688
785	NACCO Industries, Inc. - Class A	70,572
3,500	Nanometrics, Inc.(b)	24,745
9,500	Nara Bancorp, Inc.	124,735
1,900	Nash Finch Co.	69,502
4,211	Nastech Pharmaceutical Co., Inc.(b)	5,769
2,700	NATCO Group, Inc. - Class A(b)	136,620
16,020	National Beverage Corp.	129,121
56,200	National Financial Partners Corp.	1,512,904
1,600	National Healthcare Corp.	80,144
100,000	National Instruments Corp.	2,942,000
34,300	National Interstate Corp.	780,325
10,386	National Penn Bancshares, Inc.	173,342
8,072	National Retail Properties, Inc.	184,930
6,000	Natural Gas Services Group, Inc.(b)	149,400

42

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
6,943	Natus Medical, Inc.(b)	$136,569
3,500	Nautilus, Inc	12,635
8,500	Navigant Consulting, Inc.(b)	171,020
68,324	Navigators Group, Inc.(b)	3,347,876
6,900	Navistar International Corp.(b)	453,675
6,000	NBT Bancorp, Inc.	136,680
8,800	NBTY, Inc.(b)	247,720
4,300	NCI Building Systems, Inc.(b)	103,802
1,700	NCI, Inc. - Class A(b)	35,870
5,400	Neenah Paper, Inc.	124,092
14,900	Nektar Therapeutics(b)	71,818
4,767	Neogen Corp.(b)	119,795
2,400	Neopharm, Inc.(b)	1,416
6,600	NetFlix, Inc.(b)	211,068
5,229	Netgear, Inc.(b)	84,762
4,700	Netlogic Microsystems, Inc.(b)	154,113
16,000	Netscout Systems, Inc.(b)	160,000
9,600	Network Equipment Technologies, Inc.(b)	62,400
10,200	Neurocrine Biosciences, Inc.(b)	55,386
9,600	Neurogen Corp.(b)	9,408
75,000	NeuStar, Inc.(b)	2,063,250
7,200	New Jersey Resources Corp.	229,320
16,300	New York & Co., Inc.(b)	103,505
8,600	NewAlliance Bancshares, Inc.	115,756
1,100	NewMarket Corp.	71,423
18,777	Newpark Resources, Inc.(b)	103,086
8,760	Newport Corp.(b)	100,828
11,402	NexCen Brands, Inc.(b)	34,890
20,600	Nextwave Wireless, Inc.(b)	131,634
119,533	NIC, Inc.	774,574
5,400	Nicor, Inc.	189,648
2,602	Nighthawk Radiology Holdings, Inc.(b)	19,515
24,100	NL Industries	267,028
2,440	NN, Inc.	24,498
2,800	Noble International Ltd.	17,500
6,600	Nordson Corp.	389,598
9,052	Northwest Bancorp, Inc.	233,542
2,700	Northwest Natural Gas Co.	121,149
2,200	Northwest Pipe Co.(b)	93,544
3,065	NorthWestern Corp.	76,073
7,300	Novatel Wireless, Inc.(b)	65,116
30,700	Novavax, Inc.(b)	72,759
5,439	Noven Pharmaceuticals, Inc.(b)	49,495
5,006	NPS Pharmaceuticals, Inc.(b)	18,873
6,500	Nu Skin Enterprises, Inc. - Class A	116,545
26,829	Nuance Communications, Inc.(b)	544,092
5,500	Nuco2, Inc.(b)	152,130
6,050	NutriSystem, Inc.	121,484
68,850	NuVasive, Inc.(b)	2,626,628
1,146	Nuvelo, Inc.(b)	1,054
4,900	NxStage Medical, Inc.(b)	28,322
27,800	Oceaneering International, Inc.(b)	1,856,484
2,207	OceanFirst Financial Corp.	41,558
3,900	O’Charleys, Inc.	45,240
14,700	Ocwen Financial Corp.(b)	72,618
11,900	Odyssey HealthCare, Inc.(b)	108,885
4,100	Odyssey Marine Exploration, Inc.(b)	19,803
9,500	Odyssey Re Holdings Corp.	339,910
9,400	Oil States International, Inc.(b)	470,564
6,400	Old Dominion Freight Line(b)	196,480
8,900	Old National Bancorp.	152,279
4,800	Old Second Bancorp, Inc.	117,744
9,900	Olin Corp.	199,683
3,800	Olympic Steel, Inc.	194,560
3,800	OM Group, Inc.(b)	208,088
5,200	Omega Healthcare Investors, Inc.	91,000
6,100	Omega Protein Corp.(b)	91,500
5,500	Omnicell, Inc.(b)	66,110
5,660	Omniture, Inc.(b)	129,161
11,100	Omnivision Technologies, Inc.(b)	178,044
9,400	Omnova Solutions, Inc.(b)	32,054
2,900	Omrix Biopharmaceuticals, Inc.(b)	43,065
4,600	On Assignment, Inc.(b)	32,338
48,525	ON Semiconductor Corp.(b)	362,482
1,500	One Liberty Properties, Inc.	25,995
10,000	Online Resources Corp.(b)	101,100
3,100	Onyx Pharmacueticals, Inc.(b)	108,996
13,916	Openwave Systems, Inc.	29,780
4,300	Oplink Communications, Inc.(b)	41,323
3,900	Opnet Technologies, Inc.(b)	35,451
5,000	optionsXpress Holdings, Inc.	107,350
16,565	OraSure Technologies, Inc.(b)	107,010
12,400	Orbital Sciences Corp.(b)	333,684
200	Ormat Technologies, Inc.	9,860
13,200	Orthovita, Inc.(b)	30,228
3,400	OSI Pharmaceuticals, Inc.(b)	117,810
6,400	OSI Systems, Inc.(b)	156,480
3,961	Otter Tail Corp.	146,874
2,400	Overstock.com, Inc.(b)	46,128
5,400	Owens & Minor, Inc.	244,728
5,829	Oxford Industries, Inc.	161,988
800	OYO Geospace Corp.(b)	38,728
3,600	P.F. Chang’s China Bistro, Inc.(b)	111,708
5,786	Pacific Capital Bancorp.	117,919
12,800	Pacific Sunwear of California(b)	171,648
4,700	Packeteer, Inc.(b)	33,135
4,500	PAETEC Holding Corp.(b)	34,695
14,600	Pain Therapeutics, Inc.(b)	101,324
11,344	Palm Harbor Homes, Inc.(b)	97,672
19,600	Palm, Inc.	112,896

43

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
1,994	Palomar Medical Technologies, Inc.(b)	$28,115
6,900	Panacos Pharmaceuticals, Inc.(b)	3,243
49,600	Panera Bread Co. - Class A(b)	2,592,096
5,800	Pantry, Inc. (The)(b)	62,930
2,400	Papa John’s International, Inc.(b)	64,800
6,100	Par Pharmaceutical Cos., Inc.(b)	104,005
6,500	Parallel Petroleum Corp.(b)	137,735
9,000	Parexel International Corp.(b)	228,600
10,100	Park Electrochemical Corp.	273,710
2,100	Park National Corp.	159,621
18,237	Parker Drilling Co.(b)	146,261
3,500	Parkervision, Inc.(b)	31,220
5,626	Park-Ohio Holdings Corp.(b)	93,842
2,500	Parkway Properties, Inc.	99,150
512	Patriot Capital Funding, Inc.	5,212
13,300	PC Connection, Inc.(b)	99,351
1,400	PC Mall, Inc.(b)	18,410
4,814	PC-Tel, Inc.(b)	39,571
13,980	PDF Solutions, Inc.(b)	66,824
1,616	PDI, Inc.(b)	13,930
6,200	PDL BioPharma, Inc.(b)	82,212
900	Peapack Gladstone Financial Corp.	23,913
4,942	Peet’s Coffee & Tea, Inc.(b)	114,803
17,900	Pegasystems, Inc.	189,203
1,700	Penford Corp.	37,332
4,600	Penn Virginia Corp.	241,500
6,000	Pennsylvania Real Estate Investment Trust	151,080
15,400	Penske Auto Group, Inc.	322,322
1,400	Penwest Pharmaceuticals Co.(b)	4,186
3,371	Peoples Bancorp, Inc.	81,814
500	PeopleSupport, Inc.(b)	4,945
4,900	PEP Boys - Manny Moe & Jack	43,708
7,100	Perficient, Inc.(b)	65,178
4,681	Performance Food Group Co.(b)	156,626
9,090	Pericom Semiconductor Corp.(b)	154,894
5,700	Perini Corp.(b)	206,226
8,800	Perot Systems Corp. - Class A(b)	137,632
11,100	Perrigo Co.	454,989
2,916	Perry Ellis International, Inc.(b)	66,601
7,800	PetMed Express, Inc.(b)	87,516
14,440	PetroHawk Energy Corp.(b)	341,362
3,643	Petroleum Development Corp.(b)	274,063
23,900	Petroquest Energy, Inc.(b)	496,642
2,700	PFF Bancorp, Inc.	10,206
9,400	PharmaNet Development Group, Inc.(b)	224,284
2,159	PharMerica Corp.(b)	36,768
5,800	Phase Forward, Inc.(b)	106,720
8,500	PHH Corp.(b)	166,855
5,900	PHI, Inc. - Non Voting(b)	221,663
200	PHI, Inc. - Voting(b)	7,220
100,000	Philadelphia Consolidated Holding Co.(b)	3,688,000
15,300	Phoenix Cos., Inc. (The)	198,900
8,617	Phoenix Technologies Ltd.(b)	101,594
10,872	Photronics, Inc.(b)	115,243
3,500	Pico Holdings, Inc.(b)	123,620
5,400	Piedmont Natural Gas Co.	141,966
43,700	Pier 1 Imports, Inc.(b)	340,860
11,600	Pike Electric Corp.(b)	186,064
5,300	Pilgrim’s Pride Corp.	128,101
7,400	Pinnacle Airlines Corp.(b)	61,568
11,200	Pinnacle Entertainment, Inc.(b)	173,824
5,000	Pinnacle Financial Partners, Inc.(b)	135,500
8,100	Pioneer Drilling Co.(b)	132,273
600	Piper Jaffray Cos.(b)	22,356
6,400	Plantronics, Inc.	159,424
14,000	Playboy Enterprises, Inc. - Class B(b)	117,040
10,800	Plexus Corp.(b)	260,172
43,300	Plug Power, Inc.(b)	139,859
14,200	PLX Technology, Inc.(b)	122,546
7,384	PMA Capital Corp. - Class A(b)	68,524
31,200	PMC - Sierra, Inc.(b)	242,424
10,700	PNM Resources, Inc.	155,043
3,176	Polaris Industries, Inc.	147,843
20,500	PolyOne Corp.(b)	151,290
2,900	Portfolio Recovery Associates, Inc	127,629
3,600	Portland General Electric Co.	86,400
7,700	Post Properties, Inc.	282,590
5,501	Powell Industries, Inc.(b)	231,427
4,100	Power Integrations, Inc.(b)	127,797
22,746	Power-One, Inc.(b)	68,011
21,118	Powerwave Technologies, Inc.(b)	57,652
9,517	Pozen, Inc.(b)	125,910
900	Preferred Bank Los Angeles, CA	10,539
4,241	Premier Exibitions, Inc.(b)	24,640
13,100	Premiere Global Services, Inc.(b)	190,212
1,700	Pre-Paid Legal Services, Inc.(b)	74,358
5,520	Presidential Life Corp.	93,619
18,104	Presstek, Inc.(b)	86,356
18,100	Prestige Brands Holdings. Inc.(b)	162,538
6,200	Pricesmart, Inc.	177,010
14,200	Primedia Inc.	96,134
10,967	Princeton Review, Inc.(b)	82,911
6,000	ProAssurance Corp.(b)	316,980

44

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
3,886	Progenics Pharmaceuticals, Inc.(b)	$52,344
6,100	Progress Software Corp.(b)	184,403
5,300	Progressive Gaming International Corp.(b)	9,063
53,400	Prosperity Bancshares, Inc.	1,653,798
8,450	Protection One, Inc.(b)	87,035
5,726	Providence Service Corp. (The)(b)	161,130
6,331	Provident Bankshares Corp.	81,100
700	Provident Financial Holdings, Inc.	9,142
8,600	Provident Financial Services, Inc.	132,698
20,617	Provident New York Bancorp	275,443
3,200	PS Business Parks, Inc.	183,168
9,332	PSS World Medical, Inc.(b)	153,698
3,800	Psychiatric Solutions, Inc.(b)	131,898
10,416	QAD, Inc.	79,162
3,090	QC Holdings, Inc.	27,099
3,600	Quaker Chemical Corp.	111,600
2,100	Quality Systems, Inc.	67,452
4,900	Quanex Building Products Corp.(b)	83,300
31,262	Quanta Services, Inc.(b)	829,693
71,700	Quantum Corp.(b)	125,475
11,000	Quest Resource Corp.(b)	97,240
17,800	Quest Software, Inc.(b)	237,096
22,500	Questcor Pharmaceuticals, Inc.(b)	95,400
9,364	Quidel Corp.(b)	149,918
15,800	Quiksilver, Inc.(b)	153,734
5,800	Rackable Systems, Inc.(b)	63,800
10,700	Radiant Systems, Inc.(b)	144,343
1,200	Radio One, Inc. - Class A(b)	1,236
16,610	Radio One, Inc. - Class D(b)	16,610
6,000	Radisys Corp.(b)	56,580
12,086	RadNet, Inc.(b)	84,602
1,600	Radyne Corp.(b)	12,480
5,000	Ralcorp Holdings, Inc.(b)	305,200
2,500	Rambus, Inc.(b)	57,400
2,800	Ramco-Gershenson Properties	62,916
5,887	Raven Industries, Inc.	180,378
71,100	RBC Bearings, Inc.(b)	2,841,867
6,539	RC2 Corp.(b)	120,972
12,700	RCN Corp.(b)	145,542
34,853	RealNetworks, Inc.(b)	214,694
5,576	Red Robin Gourmet Burgers, Inc.(b)	229,062
1,575	Reddy Ice Holdings, Inc.	20,853
5,000	Regal-Beloit Corp.	185,450
12,490	Regeneron Pharmaceuticals, Inc.(b)	245,054
87,400	Regis Corp.	2,552,080
8,700	RehabCare Group, Inc.(b)	147,900
9,096	Renaissance Learning, Inc.	127,890
10,522	Renasant Corp.	243,795
1,200	Renovis, Inc.(b)	2,712
10,524	Rent-A-Center, Inc.(b)	226,582
14,700	Rentech, Inc.(b)	18,522
9,400	Republic Airways Holdings, Inc.(b)	158,484
14,200	Res-Care, Inc.(b)	231,318
3,000	Resource America, Inc. - Class A	26,130
4,300	Resources Connection, Inc.	86,903
7,500	Restoration Hardware, Inc.(b)	32,625
8,100	Retail Ventures, Inc.(b)	41,553
50,872	Revlon, Inc. - Class A(b)	46,802
56,149	RF Micro Devices, Inc.(b)	189,222
6,300	Rigel Pharmaceuticals, Inc.(b)	141,750
185,500	RightNow Technologies, Inc.(b)	2,220,435
2,900	Rimage Corp.(b)	51,823
34,800	RLI Corp.	1,670,400
6,200	Robbins & Myers, Inc.	247,132
5,500	Rock-Tenn Co. - Class A	186,615
1,726	Rockville Financial, Inc.	23,422
6,400	Rofin-Sinar Technologies, Inc.(b)	243,712
3,300	Rogers Corp.(b)	105,402
8,850	Rollins, Inc.	140,980
8,297	Rosetta Resources, Inc.(b)	180,792
4,000	Royal Gold, Inc.	113,160
17,550	RPC, Inc.	224,114
12,859	RTI Biologics, Inc.(b)	130,390
4,343	RTI International Metals, Inc.(b)	178,888
4,500	Ruby Tuesday, Inc.	38,295
8,600	Ruddick Corp.	332,820
11,000	Rudolph Technologies, Inc.(b)	111,760
1,800	Rural Cellular Corp. - Class A(b)	79,992
12,900	Rush Enterprises, Inc. - Class A(b)	207,948
4,300	Russ Berrie & Co., Inc.(b)	60,286
3,900	Ryland Group, Inc.	124,722
3,100	S & T Bancorp, Inc.	105,617
19,536	S1 Corp.(b)	132,063
23,500	Safeguard Scientifics, Inc.(b)	37,600
8,000	Safety Insurance Group, Inc	287,200
5,200	Saga Communications, Inc. - Class A(b)	28,600
3,400	Saia, Inc.(b)	46,954
4,505	Salem Communications Corp. - Class A	15,317
5,304	Salix Pharmaceuticals Ltd.(b)	37,234
3,501	Sanders Morris Harris Group, Inc.	28,813
3,600	Sanderson Farms, Inc.	150,012
5,999	Sandy Spring Bancorp, Inc.	152,974
8,200	Sangamo Biosciences, Inc.(b)	104,550
6,000	Santarus, Inc.(b)	16,080
12,700	Sapient Corp.(b)	90,424
4,800	Sauer-Danfoss, Inc.	138,576

45

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
3,248	Saul Centers, Inc.	$162,075
11,100	Savient Pharmaceuticals, Inc.(b)	242,424
4,100	SBA Communications Corp. - Class A(b)	132,594
4,200	Scansource, Inc.(b)	104,874
213,280	Schawk, Inc.	3,418,878
400	Schnitzer Steel Industries, Inc. - Class A	35,200
6,500	Scholastic Corp.(b)	182,975
2,600	School Specialty, Inc.(b)	76,544
6,001	Schulman (A.), Inc.	127,221
7,776	Schweitzer-Mauduit International, Inc.	172,083
987	Sciclone Pharmaceuticals, Inc.(b)	1,786
6,500	Sciele Pharma, Inc.(b)	125,255
7,600	SeaBright Insurance Holdings, Inc.(b)	117,952
7,800	Seachange International, Inc.(b)	55,848
3,200	Seacoast Banking Corp. of Florida	33,632
7,616	Seattle Genetics, Inc.(b)	77,379
16,100	Secure Computing Corp.(b)	106,582
4,500	Select Comfort Corp.(b)	13,590
8,400	Selective Insurance Group	179,088
8,600	Semitool, Inc.(b)	75,938
11,272	Semtech Corp.(b)	183,057
5,500	Senior Housing Properties Trust	131,725
2,060	Senomyx, Inc.(b)	12,360
156,300	Sensient Technologies Corp.	4,653,051
9,200	Sequenom, Inc.(b)	58,144
129	SeraCare Life Sciences, Inc.(b)	564
4,200	Shenandoah Telecommunications Co.	56,952
4,200	Shiloh Industries, Inc.	41,244
3,300	Shoe Carnival, Inc.(b)	46,101
4,770	SI International, Inc.(b)	109,424
1,800	Sierra Bancorp	38,898
3,185	Sigma Designs, Inc.(b)	56,948
5,325	Signature Bank(b)	140,474
6,400	Silgan Holdings, Inc.	340,992
30,458	Silicon Image, Inc.(b)	181,834
4,700	Silicon Laboratories, Inc.(b)	158,719
23,420	Silicon Storage Technology, Inc.(b)	71,899
5,036	Simmons First National Corp. - Class A	161,202
7,850	Simpson Manufacturing Co., Inc.	207,162
5,105	Sinclair Broadcast Group, Inc. - Class A	44,873
2,200	SiRF Technology Holdings, Inc.(b)	13,002
8,100	Sirona Dental Systems, Inc.(b)	216,837
15,400	SIRVA, Inc.(b)	28
20,500	Six Flags, Inc.(b)	36,900
2,800	SJW Corp.	84,196
6,000	Skechers U.S.A., Inc. - Class A(b)	141,900
3,100	Skyline Corp.	85,312
9,380	Skywest, Inc.	178,501
29,400	Skyworks Solutions, Inc.(b)	255,486
4,700	Smith & Wesson Holding Corp.(b)	35,250
2,000	Smith Micro Software, Inc.(b)	17,260
900	Smithtown Bancorp, Inc.	18,126
2,900	Somanetics Corp.(b)	47,241
1,900	Somaxon Pharmaceuticals, Inc.(b)	8,759
5,900	Sonic Automotive, Inc. - Class A	119,711
7,300	Sonic Corp.(b)	160,527
13,200	Sonic Innovations, Inc.(b)	56,496
9,100	Sonic Solutions, Inc.(b)	83,629
32,229	SonicWALL, Inc.(b)	247,841
58,200	SonoSite, Inc.(b)	1,855,998
20,756	Sonus Networks, Inc.(b)	83,232
8,800	Sotheby’s	243,760
6,142	Source Interlink Cos., Inc.(b)	8,660
6,600	SourceForge, Inc.(b)	11,814
8,800	South Financial Group, Inc. (The)	53,152
4,400	South Jersey Industries, Inc.	160,644
4,790	Southside Bancshares, Inc.	115,583
5,300	Southwest Bancorp, Inc.	93,280
4,200	Southwest Gas Corp.	121,254
8,572	Southwest Water Co.	95,492
3,300	Sovran Self Storage, Inc.	147,510
6,800	Spanish Broadcasting System, Inc. - Class A(b)	11,220
4,275	Spartan Motors, Inc.	40,142
7,600	Spartan Stores, Inc.	158,688
6,300	Spartech Corp.	56,322
5,400	Spectranetics Corp.(b)	58,104
16,800	Spectrum Brands, Inc.(b)	75,432
3,000	Spectrum Control, Inc.(b)	25,740
8,500	Speedway Motorsports, Inc.	221,340
13,801	Spherion Corp.(b)	68,177
3,630	SPSS, Inc.(b)	153,331
7,900	SRA International, Inc. - Class A(b)	207,533
7,100	St. Mary Land & Exploration Co.	310,412
5,100	Stage Stores, Inc.	80,274
4,586	Stamps.com, Inc.(b)	62,874
4,900	Standard Microsystems Corp.(b)	145,285
5,900	Standard Parking Corp.(b)	126,437
5,414	Standard Register Co. (The)	51,325
26,500	Standard-Pacific Corp.	134,090
4,600	Standex International Corp.	96,968
1,200	Star Scientific, Inc.(b)	1,920

46

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
3,150	State Auto Financial Corp.	$86,782
1,281	State Bancorp, Inc.	16,653
7,800	Steak N Shake Co. (The)(b)	61,620
13,700	STEC, Inc.(b)	125,766
5,400	Stein Mart, Inc.	28,782
4,000	Steinway Musical Instruments(b)	116,000
3,500	Stepan Co.	137,690
5,205	Stereotaxis, Inc.(b)	35,446
6,300	Sterling Bancorp	103,383
14,896	Sterling Bancshares, Inc.	154,769
1,200	Sterling Construction Co., Inc.(b)	24,096
6,389	Sterling Financial Corp.	78,010
7,350	Steven Madden Ltd.(b)	138,988
590,100	Stewart Enterprises, Inc. - Class A	4,030,383
2,529	Stewart Information Services Corp.	61,935
3,100	Stifel Financial Corp.(b)	146,537
17,000	Stillwater Mining Co.(b)	241,060
5,200	Stone Energy Corp.(b)	316,888
8,800	Stoneridge, Inc.(b)	128,216
4,200	Stratasys, Inc.(b)	81,648
6,500	Strategic Hotels & Resorts, Inc.	93,665
3,800	Sturm Ruger & Co., Inc.(b)	28,576
3,204	Suffolk Bancorp	103,746
10,800	Sulphco, Inc.(b)	38,016
5,025	Sun Bancorp, Inc.(b)	58,240
2,900	Sun Communities, Inc.	56,405
6,500	Sun Healthcare Group, Inc.(b)	85,475
5,300	Sun Hydraulics Corp.	159,954
9,100	Sunrise Senior Living, Inc.(b)	195,195
7,300	Sunstone Hotel Investors, Inc.	136,364
10,591	SuperGen, Inc.(b)	29,761
1,500	Superior Bancorp(b)	26,625
7,900	Superior Energy Services, Inc.(b)	350,602
4,506	Superior Essex, Inc.(b)	133,963
9,700	Superior Industries International, Inc.	197,007
76,300	Superior Well Services, Inc.(b)	1,816,703
2,775	Supertex, Inc.(b)	59,552
9,100	SupportSoft, Inc.(b)	32,669
7,113	SureWest Communications	98,942
1,533	SurModics, Inc.(b)	68,173
11,379	Susquehanna Bancshares, Inc.	226,328
5,700	SVB Financial Group(b)	277,362
5,686	Swift Energy Co.(b)	296,468
3,400	SWS Group, Inc.	44,608
2,152	SY Bancorp, Inc.	53,004
48,294	Sycamore Networks, Inc.(b)	155,507
9,442	SYKES Enterprises, Inc.(b)	156,926
11,111	Symmetricom, Inc.(b)	47,666
5,800	Symmetry Medical, Inc.(b)	81,374
3,100	Syms Corp.	46,500
11,700	Symyx Technologies, Inc.(b)	87,867
4,330	Synaptics, Inc.(b)	146,960
12,400	Syniverse Holdings, Inc.(b)	194,804
15,500	SYNNEX Corp.(b)	370,140
6,100	Synovis Life Technologies, Inc.(b)	102,846
9,600	Syntax-Brillian Corp.(b)	11,712
3,900	Syntel, Inc.	129,129
800	Syntroleum Corp.(b)	1,088
17,800	Systemax, Inc.	284,800
1,800	T-3 Energy Services, Inc.(b)	95,040
10,100	Take-Two Interactive Software, Inc.(b)	265,024
3,500	TAL International Group, Inc.	84,735
5,800	Talbots, Inc.	46,574
8,100	Taleo Corp. - Class A(b)	157,950
3,300	Tanger Factory Outlet Centers	133,122
4,920	Taser International, Inc.(b)	36,703
9,200	Taubman Centers, Inc.	521,364
1,401	Taylor Capital Group, Inc.	20,903
2,338	Team, Inc.(b)	69,509
7,600	Tech Data Corp.(b)	255,436
15,000	Techne Corp.(b)	1,087,800
8,700	Technitrol, Inc.	182,700
5,600	Techwell, Inc.(b)	58,800
3,800	Tecumseh Products Co. - Class A(b)	119,054
700	Tecumseh Products Co. - Class B(b)	19,243
1,710	Tejon Ranch Co.(b)	72,265
12,500	Tekelec(b)	184,000
4,600	Teledyne Technologies, Inc.(b)	270,158
25,000	Teleflex, Inc.	1,377,250
9,737	TeleTech Holdings, Inc.(b)	223,269
4,500	Tempur-Pedic International, Inc.	49,995
3,300	Tennant Co.	112,629
8,800	Tenneco, Inc.(b)	225,104
16,487	Tercica, Inc.(b)	81,940
16,000	Terra Industries, Inc.(b)	605,760
11,500	Terremark Worldwide, Inc.(b)	69,230
20,300	TerreStar Corp.(b)	91,553
8,455	Tetra Tech, Inc.(b)	178,654
191,300	Tetra Technologies, Inc.(b)	3,110,538
9,600	Texas Capital Bancshares, Inc.(b)	177,120
3,300	Texas Industries, Inc.	255,453
10,300	Texas Roadhouse, Inc. - Class A(b)	121,540
1,800	Theravance, Inc.(b)	22,482
5,500	TheStreet.com, Inc.	42,955
13,934	Third Wave Technologies, Inc.(b)	122,898
8,300	Thomas Properties Group, Inc.	69,139
7,006	Thor Industries, Inc.	212,422
9,800	Thoratec Corp.(b)	156,702

47

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
9,850	THQ, Inc.(b)	$209,608
290,902	TIBCO Software, Inc.(b)	2,231,218
2,500	TierOne Corp.	22,400
7,900	Timberland Co. - Class A(b)	115,340
3,200	Titan International, Inc.	114,016
9,900	Tivo, Inc.(b)	81,477
3,750	TNS, Inc.(b)	86,250
3,410	Tompkins Financial Corp.	164,942
4,106	Tootsie Roll Industries, Inc.	99,899
3,200	Toro Co.	135,648
2,000	Tower Group, Inc.	46,980
5,500	Tractor Supply Co.(b)	195,580
14,757	TradeStation Group, Inc.(b)	137,683
12,900	Transmeridian Exploration, Inc.(b)	6,580
1,100	Travelzoo, Inc.(b)	12,254
9,000	TRC Cos., Inc.(b)	54,450
7,600	Tredegar Corp.	124,184
5,100	TreeHouse Foods, Inc.(b)	115,617
2,400	Trex Co., Inc.(b)	21,840
1,975	Triad Guaranty, Inc.(b)	4,503
2,400	Triarc Cos., Inc. - Class A	16,608
5,700	Trico Bancshares	96,957
3,100	Trico Marine Services, Inc.(b)	116,839
9,880	Trident Microsystems, Inc.(b)	42,879
1,210	Trimble Navigation Ltd.(b)	39,676
4,503	Trimeris, Inc.(b)	31,476
10	Triple Crown Media, Inc.(b)	6
28,756	TriQuint Semiconductor, Inc.(b)	189,502
3,600	Triumph Group, Inc.	211,932
1,200	Tri-Valley Corp.(b)	7,308
4,220	Trizetto Group, Inc.(b)	88,831
7,600	True Religion Apparel, Inc.(b)	139,536
6,100	TrueBlue, Inc.(b)	77,653
10,059	Trustco Bank Corp.	87,815
8,775	Trustmark Corp.	191,120
20,900	TTM Technologies, Inc.(b)	278,179
5,800	Tuesday Morning Corp.(b)	31,552
5,100	Tupperware Brands Corp.	200,940
1,800	TurboChef Technologies, Inc.(b)	15,588
4,000	Tween Brands, Inc.(b)	76,000
1,400	Twin Disc, Inc.	25,242
16,870	TXCO Resources, Inc.(b)	215,599
11,900	Tyler Technologies, Inc.(b)	172,193
4,100	UAP Holding Corp.	159,531
111,900	UCBH Holdings, Inc.	814,632
3,875	UIL Holdings Corp.	121,288
4,229	Ultimate Software Group, Inc.(b)	138,669
4,400	Ultra Clean Holdings(b)	47,036
5,008	Ultralife Batteries, Inc.(b)	51,582
11,500	Ultratech, Inc.(b)	163,990
1,624	UMB Financial Corp.	80,615
8,639	Umpqua Holdings Corp.	127,425
2,000	Unifirst Corp.	93,620
4,950	Union Bankshares Corp.	94,842
7,700	Union Drilling, Inc.(b)	130,207
4,900	Unisource Energy Corp.	153,076
7,159	United Bankshares, Inc.	208,255
4,000	United Community Banks, Inc.	54,920
5,861	United Community Financial Corp.	48,119
508	United Financial Bancorp, Inc.	6,067
3,700	United Fire & Casualty Co.	121,915
4,949	United Natural Foods, Inc.(b)	97,990
7,800	United Online, Inc.	83,304
9,900	United Rentals, Inc.(b)	186,516
4,514	United Stationers, Inc.(b)	199,022
100	United Therapeutics Corp.(b)	8,450
10,030	Universal American Corp.(b)	107,622
2,386	Universal Corp.	153,157
5,000	Universal Display Corp.(b)	73,950
5,208	Universal Electronics, Inc.(b)	133,846
2,311	Universal Forest Products, Inc.	80,215
1,700	Universal Health Realty Income Trust	57,018
4,800	Universal Insurance Holdings, Inc.	17,040
5,500	Universal Technical Institute, Inc.(b)	62,370
5,600	Universal Truckload Services, Inc.(b)	117,432
4,405	Univest Corp. of Pennsylvania	112,856
8,700	Uranium Resources, Inc.(b)	51,852
3,800	Urstadt Biddle Properties, Inc.	65,816
9,300	Urstadt Biddle Properties, Inc. - Class A	156,891
33,510	US Gold Corp.(b)	68,696
1,400	US Physical Therapy, Inc.(b)	21,812
3,955	USA Mobility, Inc.(b)	28,239
700	USANA Health Sciences, Inc.(b)	13,650
8,400	USEC, Inc.(b)	38,976
9,600	U-Store-It Trust	115,872
150,000	UTi Worldwide, Inc.	3,297,000
31,900	Utstarcom, Inc.(b)	103,675
19,774	Vaalco Energy, Inc.(b)	128,136
5,400	Vail Resorts, Inc.(b)	263,682
11,300	Valassis Communications, Inc.(b)	160,460
16,600	Valeant Pharmaceuticals International(b)	220,448
7,753	Valuevision Media, Inc. - Class A(b)	43,339
6,000	Varian Semiconductor Equipment Associates, Inc.(b)	219,780
6,800	Varian, Inc.(b)	346,324
40,000	VCA Antech, Inc.(b)	1,294,800
7,556	Vector Group Ltd.	130,190
4,100	Vectren Corp.	115,948
8,500	Veeco Instruments, Inc.(b)	160,055
15,200	VeraSun Energy Corp(b)	94,848

48

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
11,975	Verenium Corp.(b)	$35,925
2,000	Viad Corp.	62,920
5,000	Viasat, Inc.(b)	110,500
10,000	Vicor Corp.	120,600
7,272	Vignette Corp.(b)	83,992
4,862	Virginia Commerce Bancorp(b)	34,277
10,329	Viropharma, Inc.(b)	94,614
21,672	Visteon Corp.(b)	94,056
6,226	Vital Images, Inc.(b)	94,013
6,603	Vital Signs, Inc.	345,535
18,770	Vivus, Inc.(b)	106,426
5,000	Vnus Medical Technologies, Inc.(b)	81,750
5,600	Vocus, Inc.(b)	155,624
4,600	Volcano Corp.(b)	54,418
1,900	Volcom, Inc.(b)	36,081
8,000	Volt Information Sciences, Inc.(b)	106,720
5,500	Volterra Semiconductor Corp.(b)	82,830
5,300	Wabash National Corp.	44,414
8,029	Wabtec Corp.	344,284
14,000	Waddell & Reed Financial, Inc. - Class A	474,040
600	Walter Industries, Inc.	41,616
7,155	Warnaco Group, Inc. (The)(b)	330,132
28,800	Warren Resources, Inc.(b)	353,664
5,900	Washington Real Estate Investment Trust	209,627
4,700	Washington Trust Bancorp, Inc.	113,646
187,300	Waste Connections, Inc.(b)	6,006,711
7,000	Waste Industries USA, Inc.	264,250
3,000	Watsco, Inc.	136,110
3,600	Watson Wyatt Worldwide, Inc. - Class A	211,032
4,800	Watts Water Technologies, Inc. - Class A	128,976
8,100	Wausau Paper Corp.	62,694
10,914	Wauwatosa Holdings, Inc.(b)	133,042
125,600	WD-40 Co.	3,908,672
6,500	Websense, Inc.(b)	126,425
10,000	Website Pros, Inc.(b)	90,000
4,744	Weis Markets, Inc.	145,688
600	Wellman, Inc.	7
9,800	Werner Enterprises, Inc.	190,610
3,683	WesBanco, Inc.	79,221
5,700	WESCO International, Inc.(b)	212,097
2,800	West Bancorp, Inc.	34,916
2,200	West Coast Bancorp	28,402
4,400	West Marine, Inc.(b)	22,000
105,200	West Pharmaceutical Services, Inc.	4,934,932
3,200	Westamerica Bancorp	187,008
6,200	Westar Energy, Inc.	143,778
7,100	Westell Technologies, Inc. - Class A(b)	11,928
8,800	Westlake Chemical Corp.	147,048
800	Westmoreland Coal Co.(b)	12,528
7,400	Wet Seal, Inc. (The) - Class A(b)	25,678
6,900	WGL Holdings, Inc.	226,320
31,300	W-H Energy Services, Inc.(b)	2,419,177
36,900	Whiting Petroleum Corp.(b)	2,823,588
1,155	Willow Financial Bancorp, Inc.	8,628
60,000	Wilmington Trust Corp.	1,972,800
6,501	Wilshire Bancorp, Inc.	53,568
12,500	Wind River Systems, Inc.(b)	103,000
8,800	Winn-Dixie Stores, Inc.(b)	156,024
4,900	Winnebago Industries	78,841
13,500	Winthrop Realty Trust	58,725
3,300	Wintrust Financial Corp.	104,676
5,850	WMS Industries, Inc.(b)	211,712
8,400	Wolverine World Wide, Inc.	241,416
8,400	Woodward Governor Co.	295,092
3,690	World Acceptance Corp.(b)	145,312
4,600	World Fuel Services Corp.	112,976
4,000	World Wrestling Entertainment, Inc. - Class A	70,600
1,900	WorldSpace, Inc. - Class A(b)	2,831
10,900	Worthington Industries, Inc.	196,309
4,707	WR Grace & Co.(b)	119,370
111,900	Wright Express Corp.(b)	3,692,700
80,900	Wright Medical Group, Inc.(b)	2,258,728
2,800	Xenoport, Inc.(b)	119,784
3,100	Xerium Technologies, Inc.	5,239
14,439	X-Rite, Inc.(b)	36,386
7,000	Zale Corp.(b)	145,040
2,800	Zenith National Insurance Corp.	103,992
3,893	Zep, Inc.	57,694
700	Zhone Technologies, Inc.(b)	686
21,856	Zix Corp.(b)	83,053
10,100	Zoll Medical Corp.(b)	337,138
2,600	Zoltek Cos., Inc.(b)	69,342
9,822	Zoran Corp.(b)	129,258
800	Zumiez, Inc.(b)	16,760
6,200	Zygo Corp.(b)	72,292
6,555	Zymogenetics, Inc.(b)	58,340

		430,266,382

Total Common Stocks (Cost $659,224,034)		738,025,158

EXCHANGE TRADED FUNDS — 3.6%
24,000	iShares MSCI Brazil Index Fund	2,162,160
742,500	iShares MSCI Japan Index Fund	9,860,400
1,317,400	iShares MSCI Singapore Index Fund	17,929,814
122,700	iShares MSCI South Korea Index Fund	7,376,724

Total Exchange Traded Funds (Cost $25,635,255)		37,329,098

49

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

Shares		Value
RIGHTS/WARRANTS — 0.0%
Banks — 0.0%
602,250	Bank Pan Indonesia Tbk PT, Expires 07/10/09(b)	$15,673

Consumer Discretionary — 0.0%
28,000	eSun Holdings Ltd., Expires 05/14/08(b)	287
27,734	JM AB(b)	23,379
249,725	Matahari Putra Prima Tbk PT, Expires 07/12/10(b)	894
123,600	Paliburg Holdings Ltd., Expires 11/08/10(b)	127
10,058	Tavex Algodonera SA, Expires 05/09/08(b)	25,442

		50,129

Consumer Staples — 0.0%
76,900	Gruma, Expires 05/08/08	17,963

Diversified Financials — 0.0%
9,600	Allied Properties HK Ltd., Expires 06/06/09(b)	8,007

Energy — 0.0%
1,200,000	Bangkok Land	0
7,800	Caspian Energy, Inc., Expires 05/23/08(b)	39

		39

Health Care — 0.0%
3,824	Acambis Plc, Expires 05/16/08(b)	152
4,243	DOV Pharmaceutical, Inc., Expires 12/31/09(b)	233

		385

Industrials — 0.0%
13,536,250	Bakrie & Brothers Tbk PT, Expires 04/15/08(b)	14,678
12,200	Finnair Oyj, Expires 11/30/09(b)(c)	423
3,375	Goodpack Ltd., Expires 07/16/09(b)	896
2,943	Infratil Ltd., Expires 06/29/12(b)	690

		16,687

Information Technology — 0.0%
50,000	Champion Technology Holdings Ltd., Expires 04/16/09(b)	0
19,600	Teleca AB, Expires 04/18/08(b)	33

		33

Materials — 0.0%
29,027	Catalyst Paper, Expires 04/07/08	29,687
36,532	HKC Holdings Ltd., Expires 11/30/09(b)(c)	0
2,762	MIL Resources Ltd., Expires 05/31/12(b)	29

		29,716

Real Estate — 0.0%
234,604	Asia Standard International Group Ltd., Expires 08/27/08(b)	0
31,940	Bandar Raya Developements Berhad, Expires 09/26/12(b)	8,493
1,180	FX Real Estate and Entertainment, Inc., Expires 04/11/08(b)	12
32,000	Summarecon Agung Tbk PT, Expires 06/21/10(b)	645
26,800	Tian An China Investment Co., Expires 01/02/10(b)	1,548
1,350	Winthrop Realty Trust, Expires 05/12/08	0

		10,698

Total Rights/Warrants (Cost $42,452)		149,330

Principal Amount		Value
U.S. GOVERNMENT AGENCIES — 23.2%
Federal Home Loan Bank — 23.2%
$42,000,000	1.95%, 05/01/08(e)	$42,000,000
44,625,000	2.04%, 05/09/08(e)	44,604,763
133,000,000	2.03%, 05/12/08(e)	132,917,793
22,000,000	2.07%, 05/23/08(e)	21,972,561

Total U.S. Government Agencies (Cost $241,495,117)		241,495,117

Shares
CASH SWEEP — 1.6%
16,471,577	Citibank Dollars on Deposit in Custody Account	16,471,577

Total Cash Sweep (Cost $16,471,577)		16,471,577

TOTAL INVESTMENTS — 99.3%
(Cost $942,868,435)(a)		1,033,470,280
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		7,461,407

NET ASSETS — 100.0%		$1,040,931,687

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$159,831,216
Unrealized depreciation	(69,414,741)

Net unrealized appreciation	$90,416,475

REIT - Real Estate Investment Trust

50

OLD WESTBURY FUNDS, INC. GLOBAL SMALL CAP FUND PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2008
(Unaudited)

(b)	Non-income producing security.
(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $93,122, which is 0.01% of net assets.
(d)	Securities incorporated in the same country but traded on different exchanges.
(e)	The rate represents the annualized yield at time of purchase.

51

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                             Old Westbury Funds, Inc.

By (Signature and Title)*        /s/ Marc D. Stern

                        Marc D. Stern, President

                        (principal executive officer)

Date             6/25/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Marc D. Stern

                 Marc D. Stern, President

                 (principal executive officer)

Date             6/25/08

By (Signature and Title)*        /s/ Andrew J. McNally

                 Andrew J. McNally, Treasurer

                 (principal financial officer)

Date             6/25/08

* Print the name and title of each signing officer under his or her signature.